AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 22, 2009
                                               File Nos. 333-57017 and 811-08821


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

                        PRE-EFFECTIVE AMENDMENT NO. __( )

                       POST-EFFECTIVE AMENDMENT NO. 44 (X)

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 (X)

                              AMENDMENT NO. 45 (X)

                              RYDEX VARIABLE TRUST
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices, Zip Code)

                                  (301)296-5100
              (Registrant's Telephone Number, including Area Code )

                                 Richard Goldman
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                     (Name and Address of Agent for Service)

                                    Copy to:
                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                           1111 Pennsylvania Ave, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

        immediately upon filing pursuant to paragraph (b) of rule 485
-----
        On (date) pursuant to paragraph (b)(1)(v) of rule 485
-----
        60 days after filing pursuant to paragraph (a)(1) of rule 485
-----
  X     On May 1, 2010 pursuant to paragraph (a)(1) of rule 485
-----
        75 days after filing pursuant to paragraph (a)(2) of rule 485
-----
        On (date) pursuant to paragraph (a)(2) of rule 485
-----

                                                    THE RYDEX|SGI VARIABLE FUNDS
                                                                      PROSPECTUS

                                                                     MAY 1, 2010

                               TARGET BETA: DOMESTIC EQUITY - BROAD MARKET FUNDS
                                                                 DOW 2X STRATEGY
                                                       NASDAQ-100(R) 2X STRATEGY
                                                     RUSSELL 2000(R) 2X STRATEGY
                                                             S&P 500 2X STRATEGY
                                                         INVERSE DOW 2X STRATEGY
                                               INVERSE NASDAQ-100(R) 2X STRATEGY
                                             INVERSE RUSSELL 2000(R) 2X STRATEGY
                                                     INVERSE S&P 500 2X STRATEGY
                                                        INVERSE MID-CAP STRATEGY
                                                  INVERSE NASDAQ-100(R) STRATEGY
                                                INVERSE RUSSELL 2000(R) STRATEGY
                                                        INVERSE S&P 500 STRATEGY
                                                           MID-CAP 1.5X STRATEGY
                                                           MULTI-CAP CORE EQUITY
                                                                            NOVA
                                                                   NASDAQ-100(R)
                                                                 RUSSELL 2000(R)
                                                   RUSSELL 2000(R) 1.5X STRATEGY
                                                                         S&P 500

                                      TARGET BETA: DOMESTIC EQUITY - STYLE FUNDS
                                                             S&P 500 PURE GROWTH
                                                              S&P 500 PURE VALUE
                                                      S&P MIDCAP 400 PURE GROWTH
                                                       S&P MIDCAP 400 PURE VALUE
                                                    S&P SMALLCAP 600 PURE GROWTH
                                                     S&P SMALLCAP 600 PURE VALUE


                                                       TARGET BETA: SECTOR FUNDS
                                                                         BANKING
                                                                 BASIC MATERIALS
                                                                   BIOTECHNOLOGY
                                                               CONSUMER PRODUCTS
                                                                     ELECTRONICS

                                                                          ENERGY
                                                                 ENERGY SERVICES
                                                              FINANCIAL SERVICES
                                                                     HEALTH CARE
                                                                        INTERNET
                                                                         LEISURE
                                                                 PRECIOUS METALS
                                                                       RETAILING
                                                                      TECHNOLOGY
                                                              TELECOMMUNICATIONS
                                                                  TRANSPORTATION
                                                                       UTILITIES


                                         TARGET BETA: INTERNATIONAL EQUITY FUNDS
                                                           EUROPE 1.25X STRATEGY
                                                               JAPAN 2X STRATEGY

                                                    TARGET BETA: SPECIALTY FUNDS
                                                            COMMODITIES STRATEGY
                                                STRENGTHENING DOLLAR 2X STRATEGY
                                                    WEAKENING DOLLAR 2X STRATEGY
                                                                     REAL ESTATE

                                                             OPPORTUNISTIC FUNDS
                                                             ALL-CAP OPPORTUNITY
                                                       INTERNATIONAL OPPORTUNITY


                                                 TARGET BETA: FIXED INCOME FUNDS
                                              GOVERNMENT LONG BOND 1.2X STRATEGY
                                           INVERSE GOVERNMENT LONG BOND STRATEGY
                                                             HIGH YIELD STRATEGY
                                                     INVERSE HIGH YIELD STRATEGY

                                                              ALTERNATIVES FUNDS
                                               ALTERNATIVE STRATEGIES ALLOCATION
                                                           GLOBAL MARKET NEUTRAL
                                                 LONG/SHORT COMMODITIES STRATEGY
                                                        MANAGED FUTURES STRATEGY
                                                          MULTI-HEDGE STRATEGIES


                                                          ASSET ALLOCATION FUNDS
                                                 ALL-ASSET CONSERVATIVE STRATEGY
                                      (FORMERLY, ESSENTIAL PORTFOLIO AGGRESSIVE)
                                                     ALL-ASSET MODERATE STRATEGY

                                        (FORMERLY, ESSENTIAL PORTFOLIO MODERATE)
                                                   ALL-ASSET AGGRESSIVE STRATEGY
                                    (FORMERLY, ESSENTIAL PORTFOLIO CONSERVATIVE)

                                                  TARGET BETA: MONEY MARKET FUND
                                                    U.S. GOVERNMENT MONEY MARKET


The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


RYDEX | SGI
SECURITY GLOBAL INVESTORS(SM)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

IMPORTANT INFORMATION REGARDING LEVERAGED FUNDS

FUND SUMMARIES

(INCLUDES FUND OBJECTIVE, FEES AND EXPENSES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE INFORMATION, MANAGEMENT INFORMATION, PURCHASE & SALE INFORMATION, TAX INFORMATION, AND PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES)

   DOMESTIC EQUITY FUNDS
   Dow 2x Strategy Fund                                                      XX
   NASDAQ-100(R) 2x Strategy Fund                                            XX
   Russell 2000(R) 2x Strategy Fund                                          XX
   S&P 500 2x Strategy Fund                                                  XX
   Inverse Dow 2x Strategy Fund                                              XX
   Inverse NASDAQ-100(R) 2x Strategy Fund                                    XX
   Inverse Russell 2000(R) 2x Strategy Fund                                  XX
   Inverse S&P 500 2x Strategy Fund                                          XX
   Inverse Mid-Cap Strategy Fund                                             XX
   Inverse NASDAQ-100(R) Strategy Fund                                       XX
   Inverse Russell 2000(R) Strategy Fund                                     XX
   Inverse S&P 500 Strategy Fund                                             XX
   Mid-Cap 1.5x Strategy Fund                                                XX
   Multi-Cap Core Equity Fund                                                XX
   Nova Fund                                                                 XX
   NASDAQ-100(R) Fund                                                        XX
   Russell 2000(R) Fund                                                      XX
   Russell 2000(R) 1.5x Strategy Fund                                        XX
   S&P 500 Fund                                                              XX
   S&P 500 Pure Growth Fund                                                  XX
   S&P 500 Pure Value Fund                                                   XX
   S&P MidCap 400 Pure Growth Fund                                           XX
   S&P MidCap 400 Pure Value Fund                                            XX
   S&P SmallCap 600 Pure Growth Fund                                         XX
   S&P SmallCap 600 Pure Value Fund                                          XX

   SECTOR FUNDS
   Banking Fund                                                              XX
   Basic Materials Fund                                                      XX
   Biotechnology Fund                                                        XX
   Consumer Products Fund                                                    XX
   Electronics Fund                                                          XX
   Energy Fund                                                               XX
   Energy Services Fund                                                      XX
   Financial Services Fund                                                   XX
   Health Care Fund                                                          XX
   Internet Fund                                                             XX
   Leisure Fund                                                              XX
   Precious Metals Fund                                                      XX
   Retailing Fund                                                            XX
   Technology Fund                                                           XX
   Telecommunications Fund                                                   XX

   Transportation Fund                                                       XX
   Utilities Fund                                                            XX

   INTERNATIONAL EQUITY FUNDS
   Europe 1.25x Strategy Fund                                                XX
   Japan 2x Strategy Fund                                                    XX

   SPECIALTY FUNDS
   Commodities Strategy Fund                                                 XX
   Strengthening Dollar 2x Strategy Fund                                     XX
   Weakening Dollar 2x Strategy Fund                                         XX
   Real Estate Fund                                                          XX

   OPPORTUNISTIC FUNDS
   All-Cap Opportunity Fund                                                  XX
   International Opportunity Fund                                            XX

   FIXED INCOME FUNDS
   Government Long Bond 1.2x Strategy Fund                                   XX
   Inverse Government Long Bond Strategy Fund                                XX
   High Yield Strategy Fund                                                  XX
   Inverse High Yield Strategy Fund                                          XX

   ALTERNATIVES FUNDS
   Alternative Strategies Allocation Fund                                    XX
   Global Market Neutral Fund                                                XX
   Long/Short Commodities Strategy Fund                                      XX
   Managed Futures Strategy Fund                                             XX
   Multi-Hedge Strategies Fund                                               XX


   ASSET ALLOCATION FUNDS
   All-Asset Aggressive Strategy Fund                                        XX
   All-Asset Moderate Strategy Fund                                          XX
   All-Asset Conservative Strategy Fund                                      XX

   MONEY MARKET FUND
   U.S. Government Money Market Fund                                         XX

   PURCHASE AND SALE OF FUND SHARES                                          XX

   TAX INFORMATION                                                           XX

   MORE INFORMATION ABOUT THE TRUST AND THE FUNDS                            XX

   FUND BENCHMARKS                                                           XX

   MANAGEMENT OF THE FUNDS                                                   XX

   SHAREHOLDER INFORMATION                                                   XX

   PURCHASING AND REDEEMING SHARES                                           XX

   DIVIDENDS, DISTRIBUTIONS AND TAXES                                        XX

   FINANCIAL HIGHLIGHTS                                                      XX

   INDEX PUBLISHERS INFORMATION                                              XX

   ADDITIONAL INFORMATION                                                    XX

IMPORTANT INFORMATION REGARDING FUNDS THAT SEEK DAILY LEVERAGED AND DAILY INVERSE INVESTMENT RESULTS

The Dow 2x Strategy Fund, NASDAQ-100(R) 2x Strategy Fund, Russell 2000(R) 2x Strategy Fund, S&P 500 2x Strategy FuND, Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Nova Fund, Government Long Bond 1.2x Strategy Fund, and Strengthening Dollar 2x Strategy Fund (the "Daily Leveraged Funds") seek DAILY LEVERAGED investment results. The Europe 1.25x Strategy Fund and Japan 2x Strategy Fund also seek LEVERAGED investment results ("Leveraged Funds"). The Inverse Dow 2x Strategy Fund, Inverse NASDAQ-100(R) 2x Strategy Fund, Inverse Russell 2000(R) 2X Strategy Fund, Inverse S&P 500 2x Strategy Fund and Weakening Dollar 2x Strategy Fund ("Leveraged Inverse Funds") seek to provide LEVERAGED investment results that match the opposite of the performance of a specific benchmark on a DAILY BASIS. The Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse Russell 2000(R) Strategy Fund, and Inverse Government Long Bond Strategy Fund (the "Inverse Funds") seek to provide investment results that match or correlate to the opposite of the performance of a specific benchmark on a DAILY BASIS.

The Daily Leveraged Funds and Leveraged Inverse Funds are very different from other mutual funds in that they pursue daily LEVERAGED investment goals. The Leveraged Funds also are different in that they, too, puruse leveraged investment goals. As a result, the Daily Leveraged Funds, Leveraged Inverse Funds, and Leveraged Funds are riskier than alternatives that do not use leverage because the Funds magnify the performance of the benchmark on an investment. The Leveraged Inverse Funds and Inverse Funds pursue DAILY investment goals that are inverse to the performance of their respective benchmarks, a result opposite of most mutual funds.

Because the Daily Leveraged Funds, Leveraged Inverse Funds and Inverse Funds seek DAILY LEVERAGED and DAILY INVERSE investment results, respectively, the return of a Daily Leveraged, Leveraged Inverse, or Inverse Fund for a period longer than a full trading day will be the sum of the series of daily leveraged, leveraged inverse, or inverse returns for each trading day during the relevant period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to a Daily Leveraged Fund's, Leveraged Inverse Fund's or Inverse Fund's return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors that invest for periods of less than a full trading day or for a period different than a trading day will not be the product of the return of the Daily Leveraged Fund's, Leveraged Inverse Fund's or Inverse Fund's stated goal and the performance of the target index for the full trading day.

The Daily Leveraged Funds, Leveraged Inverse Funds, and Inverse Funds generally are intended to be used as short-term trading vehicles. The Daily Leveraged Funds, Leveraged Inverse Funds, and Inverse Funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

THE DAILY LEVERAGED FUNDS, LEVERAGED FUNDS, LEVERAGED INVERSE FUNDS, AND INVERSE FUNDS ARE NOT SUITABLE FOR ALL INVESTORS. The Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy the Funds. There is no assurance that the Funds will achieve their objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.

--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the impact of leverage, the hypothetical graphs assume: (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500 Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500 Index is _____%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended in 2009 of the indices underlying the Funds' benchmarks is as follows: Dow Jones Industrial Average(SM) - ___%, Dow Jones STOXX 50(R) Index - ___%; NASDAQ-100 Index(R) - ___%; Nikkei 225 Stock Average - ___%; Russell 2000(R) Index - ___%; S&P 500 Index - ___%; S&P MidCap 400 Index - ___%; and U.S. Dollar Index - ___%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.
--------------------------------------------------------------------------------

Line Chart:
UPWARD MARKET
ONE YEAR SIMULATION
     1x Index      2x Fund
  Performance  Performance
            0            0
     -0.66366     -1.32732
     -0.34809     -0.70039
     -1.01243     -2.02437
     -0.66281     -1.33229
     1.978165     3.914065
      4.52201     9.098337
     5.354058     10.83529
      7.21598     14.75288
     4.917805      9.83342
     4.391905      8.73234
     3.670526     7.229594
     4.533728     9.015267
     3.026665     5.871921
     1.561214     2.860077
     1.075538     1.876302
     -0.76333     -1.83057
     -0.99099     -2.28099
     1.218101     2.079623
     1.101801     1.845044
     -1.73653     -3.87335
     -1.54515     -3.49892
     0.822588      1.14259
     0.566972     0.629737
     0.704638     0.905241
     -0.14855     -0.80454
     0.730401     0.941818
     -0.69413     -1.91322
     0.878579      1.19358
     0.927404     1.291536
     1.210354     1.859477
     1.196096     1.830779
     0.612347     0.655958
     2.228483     3.889631
     2.441455     4.322497
     2.046288     3.517649
     2.496118     4.430282
     1.139582     1.666012
     0.788526     0.960247
     -0.20244     -1.02506
      0.07055     -0.48358
     0.532665      0.43553
     -0.13365      -0.8958
     0.487693      0.33739
     -0.51591     -1.66681
     -1.13523     -2.89112
     -1.46259     -3.53421
     -1.29689     -3.20978
     -1.45548     -3.52082
     -0.92141     -2.47506
     -2.80866     -6.19037
     -3.66203     -7.83773
     -1.56465      -3.8248
     -1.52444     -3.74621
       -1.277      -3.2625
     -0.64448      -2.0229
     1.746214     2.692149
     2.395914      4.00363
     3.122905      5.48044
     2.098678     3.385155
     1.462919     2.097617
      2.56785     4.321303
     1.973849     3.112991
     2.560066     4.298523
     2.310958     3.791861
     2.930216     5.048303
     5.990743     11.29532
     3.784227     6.661424
     5.454219       10.094
     6.560645     12.40421
     8.769647     17.06449
     8.729004     16.97701
     11.42722     22.78281
     10.54099     20.82971
     10.15996     19.99673
     11.04928      21.9342
     11.40183     22.70841
     11.12414     22.09666
     12.45296     25.01672
     13.85694     28.13839
     12.99869     26.20657
     10.73306     21.14569
     10.34921     20.30579
     10.90538     21.51849
     9.691628      18.8587
      10.7248     21.09773
     9.346943     18.08385
     9.799979     19.06232
     9.603865       18.637
     11.17811     22.04497
       10.778     21.16654
     11.06431     21.79287
     10.05266     19.57412
     10.33157      20.1802
     9.441227     18.24056
     7.581273     14.22156
     8.159382     15.44915
      5.64684     10.08538
     4.862021     8.449799
     4.707151      8.12946
     5.368847     9.496108
     7.891588     14.73922
     8.662571     16.37905
     9.004391     17.11124
     8.560252      16.1569
     5.323311     9.229997
     6.618472      11.9164
      5.79976     10.19761
     5.132174     8.806938
     6.232802     11.08514
     6.290866     11.20657
     5.622222     9.807435
     4.646811     7.779313
     5.931246     10.42508
     7.100939     12.86371
     7.849457     14.44129
     8.016807     14.79645
     8.830454     16.52588
     8.470356     15.75476
     7.860948     14.45409
     4.969735      8.31821
     7.151741     12.82143
     8.034125     14.67958
     7.739321      14.0537
       5.9446     10.25389
     8.634639      15.8528
     9.606517     17.92571
     9.041287     16.70945
     10.64289      20.1379
     10.22453      19.2294
     11.99573     23.06119
     11.30592     21.54525
     9.552403      17.7156
     6.891156     11.99651
     6.168423       10.482
     8.525574     15.38784
     9.676596     17.83545
     9.828454     18.16176
     11.19703     21.10659
       11.052     20.79069
     9.893398     18.27028
     9.587685     17.61224
     8.504959     15.28823
     6.810763       11.688
      8.22184     14.63903
     7.986836     14.14115
     9.279222     16.87323
     10.45102     19.37969
     10.37196     19.20879
     9.560397      17.4557
     8.845844     15.92361
     8.147489     14.43608
     6.655702     11.27902
     8.259804     14.62629
      8.41664     14.95841
     7.925849      13.9176
     9.320898     16.86259
     9.978912     18.26941
     9.199557      16.5932
     8.878117     15.90679
     7.634838     13.25971
     6.790529     11.48285
     6.509809     10.89674
      7.81679     13.61837
      8.06533     14.14219
      6.28906     10.38988
     4.467584     6.606381
     2.919479     3.446782
     5.605986     8.847324
     5.101411     7.807201
     6.630637     10.94439
     7.479268     12.71031
     6.471338     10.59634
      4.82018     7.166086
      2.18825      1.78442
      2.78084     2.964915
     3.838147     5.083316
     5.220959     7.882105
     6.635865     10.78349
     7.361629     12.29147
     5.712018     8.840754
     3.728332      4.75596
     1.579184     0.415083
     1.387068     0.035253
     0.271506     -2.16612
      0.60551     -1.51435
     2.118215     1.447307
     1.255622     -0.26654
     0.990312     -0.78919
     -0.10685     -2.94484
     1.245507     -0.31697
      1.79038     0.755954
     1.986489     1.144187
     1.854508     0.882405
     2.090862     1.350601
     1.915092      1.00161
     0.715246     -1.37657
     -0.88784     -4.51615
     -2.61586     -7.84567
     -3.85517     -10.1912
     -3.46819     -9.46822
     -1.13598     -5.09373
     0.827856     -1.32329
     1.721957     0.426758
     0.463046     -2.05901
     -0.47445     -3.88694
       -1.315     -5.51038
     -0.77013     -4.46697
     -0.22147     -3.41053
     1.691787     0.293677
     1.580038     0.073252
     1.810452     0.527244
     0.934841      -1.2019
     -0.78993     -4.57843
     -0.67232     -4.35218
     -0.69737     -4.40043
     -0.09453      -3.2397
     2.015777     0.848033
     1.100481      -0.9616
     -0.41997     -3.94048
     1.249291     -0.71999
     3.874887     4.429068
     1.500931     -0.34418
     2.578668     1.772116
     3.292359     3.188275
     4.975198     6.550561
     6.041746     8.715669
     5.870191     8.363908
      7.91211     12.54394
     8.896214     14.59663
     8.575569     13.92177
      6.89482     10.39475
     5.583648     7.686545
     7.441498     11.47625
     6.404118     9.323577
     6.436075     9.389245
     7.551206     11.68139
     9.848069     16.45152
     11.57345     20.10973
     12.21074     21.48182
      14.1328     25.64354
     16.24071     30.28456
      12.9289     22.86069
     12.15495     21.17666
     11.30969     19.35014
     12.93804     22.84209
     13.39367     23.83327
     14.35988     25.94359
     15.26962     27.94738
      15.8845      29.3124
       16.418     30.50303
     17.19491     32.24483
     15.70782     28.88872

Line Chart:
FLAT MARKET
ONE YEAR SIMULATION
     1x Index      2x Fund
  Performance  Performance
            0            0
     -0.84442     -1.68884
     0.258091     0.497404
     -1.46083     -2.94865
      1.92911     3.728869
     0.888312     1.610518
     1.021676     1.879155
     0.996567     1.828511
     -0.43637     -1.06097
     1.264474     2.319376
      2.37899      4.57163
     1.039976     1.836246
     2.322375     4.421257
     2.914648       5.6301
     2.107138     3.972468
     2.779534     5.341827
     2.544971     4.861005
     3.165439      6.12997
     2.888182     5.559521
     1.930098     3.593602
     1.812246     3.354052
     1.369903     2.455967
     0.959091     1.625541
     3.009772     5.753977
     2.240207     4.173843
     2.052984     3.792317
     1.861962      3.40376
     0.581862      0.80481
     0.560612     0.762216
     2.916747     5.483933
     0.756113     1.054874
      -0.1331     -0.72883
     -1.55331      -3.5523
     -2.80309      -6.0011
     -3.28983     -6.94256
      -2.8375     -6.07206
     -3.36333     -7.08872
     -4.18644     -8.67148
     -4.98763     -10.1988
     -3.81299     -7.97842
     -3.64415     -7.65537
     -2.55928     -5.57595
     -3.28466     -6.98179
     -2.73273     -5.92014
     -3.26538     -6.95052
     -3.18659     -6.79894
     -2.46177      -5.4034
     -2.52358     -5.52328
     -2.03662     -4.57934
     -1.96643     -4.44261
     -3.53517     -7.50083
     -3.10303     -6.67209
     -3.40065      -7.2454
     -3.86249     -8.13232
     -4.75918     -9.84604
     -5.45353     -11.1606
     -6.83372     -13.7543
     -6.35093     -12.8605
     -5.55723     -11.3834
     -5.97292     -12.1635
      -4.5847     -9.56987
     -5.22785      -10.789
     -6.06264     -12.3606
     -6.68607     -13.5238
      -7.0874     -14.2677
     -4.09199     -8.73983
     -2.69001     -6.07175
     -3.83972     -8.29127
      -4.3038     -9.17646
     -3.50205      -7.6546
     -1.09269     -3.04324
      0.95568     0.972705
     -1.40699     -3.75342
     0.155714     -0.70241
      -1.2705      -3.5304
     -0.09276     -1.22883
     2.153755     3.213106
      -0.4293     -2.00659
     0.320891     -0.52996
     3.616833     6.006013
     3.011597      4.76763
     4.037943     6.855314
     3.763386     6.291331
     2.308001     3.309647
     0.608972     -0.12168
     1.504593     1.656554
     5.796512     10.25324
     7.101724     12.97363
     8.222329     15.33772
     7.700741     14.22595
     8.702605     16.35108
     7.350019     13.45557
     9.100146      17.1549
     9.143715     17.24847
      10.6356     20.45381
     11.01392     21.27759
     12.11339     23.67984
     11.70053     22.76893
     11.87482     23.15205
     11.90409     23.21649
     12.13169     23.71771
     12.88244     25.37436
     13.88102     27.59253
     14.46841     28.90875
     13.27977     26.23158
     12.62762     24.77815
     11.56369     22.42074
     10.71641     20.56126
      9.82013      18.6093
      9.73599     18.42755
     8.937682     16.70448
      8.19025     15.10304
     9.692471     18.29945
      9.36063     17.58369
     9.704208     18.32252
     10.52414      20.0912
     10.16217      19.3046
     11.03798      21.2016
     10.83505     20.75858
     11.84101     22.95064
     10.75039     20.55273
     10.75332      20.5591
     11.22699     21.59032
     12.65948     24.72224
     11.40333     21.94094
     10.59968      20.1816
     9.420241     17.61836
     9.010594     16.73768
     9.722171     18.26172
     10.94492     20.89753
     11.32814     21.73274
     12.05855      23.3301
     13.10611     25.63595
      12.1682     23.55233
      13.0076     25.40151
     10.31339     19.42212
     12.28325     23.68716
     9.106647     16.68869
     9.255512     17.00711
      8.83029     16.09633
     8.373562     15.12188
     7.552209     13.37689
     7.216259      12.6686
     4.751786        7.489
     3.287985     4.484898
     2.512292     2.915535
      2.63216     3.156213
     0.602609     -0.92362
     0.038309     -2.03509
     0.309913     -1.50314
      0.03086     -2.05116
     -0.26174     -2.62418
     0.369075     -1.39244
     1.184865     0.210509
     2.838529      3.48599
     4.285878     6.398913
     6.253127     10.41313
     6.285749     10.48093
     8.330049     14.73091
     7.061396     12.04368
      6.73624     11.36311
     5.673435     9.145355
     6.514659     10.88308
     8.128569     14.24328
     6.448467     10.69306
     3.239685     4.019594
     4.866123     7.297043
     6.139407     9.902645
     5.335528     8.237883
     4.742858     7.019882
     3.592258     4.668656
     3.056313     3.585628
     2.775464     3.021045
     4.176704     5.830223
     3.701607     4.864945
     4.881731     7.251672
     6.052211     9.645529
     7.722215     13.09871
     9.887539      17.6455
     9.258433     16.29846
      8.73974     15.19423
     9.443221      16.6847
     9.265594     16.30594
     9.356017     16.49844
     9.059454     15.86658
     8.703572     15.11039
     11.15712      20.3067
     12.85127     23.97389
     11.36501     20.70842
     12.16527     22.44321
      10.6387     19.11031
     8.799998     15.15132
     9.716116     17.09051
     8.646285     14.80704
     7.442267     12.26246
     4.890621     6.930214
     6.339999     9.885337
     6.492438     10.20038
     7.140338      11.5413
     6.521045     10.25183
     6.415287     10.03291
     6.914236     11.06473
      5.30785     7.727237
      1.72296     0.392736
     0.803547     -1.42204
     1.547659     0.033322
     3.800697     4.472201
     2.555711     1.966121
     1.995613     0.852366
     2.041617     0.943343
     3.727957     4.279722
     1.559317     -0.08063
     1.117544     -0.94991
     0.170902     -2.80448
     -2.08445      -7.1812
     -2.68492     -8.31964
     -2.76731     -8.47488
     -2.69857     -8.34546
     -2.04731     -7.11854
     -3.78587     -10.4156
     -5.03522     -12.7421
     -5.47012     -13.5414
     -6.69343     -15.7791
     -4.72932     -12.2334
     -3.41649     -9.81454
     -3.25077     -9.50504
     -4.16705     -11.2191
     -4.43846      -11.722
     -4.03596     -10.9784
     -3.59331     -10.1571
     -2.29934     -7.74537
     -1.83497      -6.8684
     -1.61443     -6.44994
     -1.79885     -6.80066
      -2.0401     -7.25859
     -2.66665     -8.44492
     -3.18179     -9.41404
     -4.11082     -11.1525
     -4.13974     -11.2061
       -5.662     -14.0262
     -3.93448     -10.8775
     -4.08054     -11.1485
     -5.13719     -13.1061
      -6.9079       -16.35
     -6.70454     -15.9845
     -5.76197     -14.2869
     -3.87307     -10.8508
     -2.86921     -8.98886
     -3.30417     -9.80397
     -2.85748     -8.97063
     -1.77686     -6.94541
     -1.89728     -7.17356
      -0.1895     -3.94172

Line Chart:
DOWNWARD MARKET
ONE YEAR SIMULATION
     1x Index      2x Fund
  Performance  Performance
            0            0
       1.0876       2.1752
     0.833779     1.662097
     -1.69301       -3.433
     -2.54422     -5.10527
     -4.12027     -8.17455
     -5.43277     -10.6885
     -5.26292     -10.3677
     -5.78854     -11.3623
     -5.38544     -10.6038
     -5.09244     -10.0501
     -3.78509     -7.57202
     -4.44886     -8.84731
     -3.60921     -7.24532
     -3.44678     -6.93272
     -2.20414     -4.53716
     -3.70814     -7.47341
     -4.85922     -9.68554
     -3.54589     -7.19213
     -3.05216     -6.24199
     -2.89489      -5.9378
     -2.69884     -5.55799
     -2.07267     -4.34245
     -1.73717       -3.687
     -1.66638     -3.54824
     -1.75254     -3.71725
     -0.51894     -1.29939
     -0.77101     -1.79957
     -0.80639     -1.86961
     -1.16448     -2.57811
     -0.22389     -0.72384
     -0.48724      -1.2479
     0.553562     0.817798
     -0.66163     -1.61897
     -1.32822      -2.9393
     -3.05705      -6.3405
     -2.70282     -5.65604
     -3.05195     -6.33311
     -2.44447     -5.15927
     -3.65777     -7.51834
     -3.25166     -6.73867
     -2.18356     -4.67946
     -3.17013     -6.60226
     -3.54246     -7.32053
     -1.43564     -3.27192
     0.798225     1.112573
     1.416975     2.353932
     1.250002     2.016901
     1.020529     1.554479
     0.298838     0.103469
      3.15555     5.805763
     3.585554     6.687865
     6.005105      11.6719
     7.058594     13.89151
     6.994353     13.75483
     9.037731      18.0998
      5.77216     11.02586
     4.870675     9.133338
     5.625261     10.70385
     4.315085     7.957513
     4.235269     7.792305
     5.092135     9.564519
     6.542616     12.58894
     5.239813     9.835462
     1.377407      1.77332
     2.384084     3.794538
     2.860222     4.759931
     4.587142      8.27756
     5.685934     10.55269
     5.982278     11.17267
     4.619876     8.314418
     5.141468     9.394443
      5.97442     11.12773
     6.208867     11.61943
      6.79462     12.85061
      8.68072     16.83672
      9.00812     17.54066
     10.83837     21.48768
     9.215582     17.93028
       9.5135     18.57366
     9.385972      18.2975
     9.676873      18.9267
     10.39969     20.49425
     9.760418      19.0988
     11.60253     23.09648
     8.968931     17.28681
     9.141821     17.65899
      9.58092     18.60572
     8.246444     15.71696
     8.270136     15.76761
     8.023669     15.24055
     8.750755     16.79187
     9.046546     17.42719
     7.278139     13.61856
     4.007979      6.69169
     6.609323     12.02862
     4.638862     7.887372
     5.091467     8.820684
     5.807498     10.30356
      3.42101     5.327768
     2.948541     4.365409
     3.935056     6.365593
     3.332419     5.132135
     4.622111     7.756443
     5.813757     10.21114
     5.450065     9.453522
      7.39488     13.49082
     7.860029     14.47393
     9.423784     17.79321
     9.248399     17.41562
      8.80839     16.46981
     8.359338     15.50847
     6.451455     11.44095
     5.339463     9.112728
     6.138463     10.76797
     7.119214     12.81503
     5.735127      9.89966
     6.676001     11.85552
     5.327723     9.028039
     2.695372     3.578381
     3.413223     5.026428
      0.34154     -1.21277
     -0.74255     -3.34737
     0.137993      -1.6325
     -0.81522     -3.50522
      -1.2293     -4.31091
     -1.79241       -5.402
     -0.24387     -2.41875
     0.602509      -0.7629
     -0.17056     -2.28805
     2.801861     3.530694
     5.051268     8.061404
      2.59559     3.009317
     3.143809     4.110178
       2.0805     1.963634
     0.349929     -1.49354
     0.349465     -1.49446
      0.31962     -1.55305
     0.609424     -0.98426
     -0.79207     -3.74284
     0.627203     -0.98873
     1.635689     0.995852
     1.517212      0.76039
     0.150892     -1.95188
     1.180644     0.064384
     0.919142     -0.45285
     0.926982     -0.43738
     2.106819     1.890392
     3.547444     4.765535
     3.965589     5.611663
      4.43515     6.565653
     3.188612     4.021718
      4.73221      7.13384
     4.494583     6.647688
      2.26446     2.095538
     1.931599     1.430917
     2.770629     3.100733
     3.277987     4.118709
     3.694745     4.959009
     4.471874     6.532219
     6.082099     9.816181
     5.836816     9.308347
      3.53476     4.553215
     4.354507     6.208836
     4.600418     6.709398
     4.876417     7.272525
     6.611912     10.82282
     8.647666     15.05514
     8.316671     14.35411
     7.605247     12.85195
     6.729233      11.0145
     6.112167     9.730815
       7.7516      13.1215
     7.831816     13.28992
     7.389587      12.3607
     7.504075     12.60027
      5.91753     9.276763
     6.860863     11.22327
     7.614371      12.7918
     8.862375      15.4079
     9.287711     16.30972
     9.882313     17.57533
     8.993969     15.67425
     6.289066     9.932878
     5.872083     9.070323
     6.044443     9.425456
     7.869892     13.19276
     7.105892     11.58936
     5.271704     7.767422
     5.662441     8.567423
     4.440878     6.057127
     4.648652     6.479107
     2.829022     2.776189
     2.092015     1.302934
     3.542232      4.18095
     3.672892     4.443882
     5.314863     7.752247
     7.351653      11.9201
     8.319557     13.93829
     7.407918     12.02044
     6.680541     10.50321
     7.538999     12.28165
     5.853755     8.762517
     3.592084     4.114877
     0.101859      -2.9008
     2.513914     1.778605
     4.225076     5.176381
     5.623881     7.999526
     3.426059     3.505018
     3.368752     3.390315
     3.307659     3.268104
     3.142397     2.937708
     3.346434     3.344971
     0.282832     -2.78215
     0.407564     -2.54031
     -0.19275     -3.70569
     -0.70694     -4.69787
     0.129991     -3.09128
     1.511585     -0.41699
     -0.83952     -5.02988
     -0.23777     -3.87722
     2.080705     0.590563
     0.829502     -1.87531
     -0.48874     -4.44108
     -3.68385     -10.5775
      -3.6407     -10.4974
     -4.60108     -12.2814
     -3.39295     -10.0597
     -3.33305     -9.94818
     -3.64426      -10.528
     -3.26074     -9.81577
     -4.05045     -11.2882
     -3.38615     -10.0598
     -4.31023     -11.7803
     -4.83425     -12.7465
     -5.98813     -14.8624
      -7.4974      -17.596
     -8.28012     -18.9905
     -8.35777     -19.1277
      -10.166     -22.3191
     -11.0949     -23.9255
     -12.2122     -25.8377
     -12.4371     -26.2178
      -14.214     -29.2122
     -12.6257      -26.591
      -13.512     -28.0803
     -13.8065       -28.57
     -12.1983     -25.9047
      -12.846     -26.9978
      -13.278     -27.7215
     -13.7851     -28.5667
     -15.5676     -31.5206
     -15.8173     -31.9255

MARKET VOLATILITY. Each Daily Leveraged Fund and Leveraged Inverse Fund seeks to provide a return that is a multiple of the daily performance of its benchmark. No Daily Leveraged Fund or Leveraged Inverse Fund attempts to, and no Daily Leveraged Fund or Leveraged Inverse Fund should be expected to, provide returns that are a multiple of the return of the benchmark for periods other than a single day. Each Daily Leveraged Fund and Leveraged Inverse Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day's gains or reducing exposure in response to that day's losses.

Daily rebalancing will impair a Daily Leveraged Fund's and Leveraged Inverse Fund's performance if the benchmark experiences volatility. For instance, a hypothetical 2x Daily Leveraged Fund would be expected to lose -3.9% (as shown in Table 1 below) if its benchmark provided no return over a one year period during which its benchmark experienced annualized volatility of 20%. If the benchmark's annualized volatility were to rise to 40%, the hypothetical loss for a one year period for a 2x Daily Leveraged Fund widens to approximately -14.8%. An index's volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index.

        TABLE 1

--------------------------------------------------------------------------------
  BENCHMARK ANNUALIZED
    VOLATILITY RANGE          2X LEVERAGED FUND LOSS        2X INVERSE FUND LOSS
--------------------------------------------------------------------------------
              10%                     -1.0%                        -2.9%
--------------------------------------------------------------------------------
              20%                     -3.9%                       -11.3%
--------------------------------------------------------------------------------
              30%                     -8.6%                       -23.6%
--------------------------------------------------------------------------------
              40%                    -14.8%                       -38.0%
--------------------------------------------------------------------------------
              50%                    -22.2%                       -52.7%
--------------------------------------------------------------------------------
              60%                    -30.4%                       -66.0%
--------------------------------------------------------------------------------
              70%                    -39.1%                       -77.1%
--------------------------------------------------------------------------------
              80%                    -47.5%                       -85.3%
--------------------------------------------------------------------------------
              90%                    -56.2%                       -91.3%
--------------------------------------------------------------------------------
             100%                    -64.0%                       -95.1%
--------------------------------------------------------------------------------

Table 1 shows the hypothetical loss for a one-year period, assuming the above annualized volatility range for a hypothetical benchmark that provided no return over the one-year period. The hypothetical loss was determined based upon 100,000 simulations performed with randomly generated daily returns normally distributed around 0%. The return values shown represent the mean leveraged final return for all samples with an unleveraged final return between -1% and +1%.
--------------------------------------------------------------------------------

Table 2 shows the range of volatility for certain of the indices of which one of the Daily Leveraged Funds or Leveraged Inverse Funds is benchmarked over the six months ended [December 31, 2009]. (In historical terms, volatility ranges during this period were extremely high.) The indices to which the Funds are benchmarked have historical volatility rates over that period ranging from [XX.X% to XX.X%]. Since market volatility, like that experienced by the markets recently, has negative implications for the Daily Leveraged Funds and Leveraged Inverse Funds that rebalance daily, investors should be sure to monitor and manage their investments in the Daily Leveraged Funds and Leveraged Inverse Funds in volatile markets. The negative implications of volatility in Table 1 can be combined with the recent volatility ranges of various indices in Table 2 to give investors some sense of the risks of holding Daily Leveraged Funds and Leveraged Inverse Funds for long periods. These tables are intended to simply underscore the fact that the Daily Leveraged Funds and Leveraged Inverse Funds are designed for investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. THEY ARE NOT INTENDED TO BE USED BY, AND ARE NOT APPROPRIATE FOR, INVESTORS WHO DO NOT INTEND TO ACTIVELY MONITOR AND MANAGE THEIR PORTFOLIOS.

TABLE 2

--------------------------------------------------------------------------------------------------------
              INDEX                     VOLATILITY AVERAGE FOR SIX MONTHS ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------------------------------
S&P 500 Index                                                     XX.X%
--------------------------------------------------------------------------------------------------------
Dow Jones Industrial Average(SM)                                  XX.X%
--------------------------------------------------------------------------------------------------------
Russell 2000(R) Index                                             XX.X%
--------------------------------------------------------------------------------------------------------
NASDAQ-100 Index(R)                                               XX.X%
--------------------------------------------------------------------------------------------------------
Nikkei 225 Stock Average                                          XX.X%
--------------------------------------------------------------------------------------------------------
Dow Jones STOXX 50 Index(SM)                                      XX.X%
--------------------------------------------------------------------------------------------------------
U.S. Dollar Index                                                 XX.X%
--------------------------------------------------------------------------------------------------------

A PRECAUTIONARY NOTE TO INVESTORS REGARDING DRAMATIC INDEX MOVEMENT. Each Daily Leveraged Fund seeks daily exposure to its target index equal to or in excess of 120% of its net assets while each Leveraged Inverse Fund seeks daily exposure to its target index equal to -200% of its net assets. As a consequence, for each Daily Leveraged Fund the risk of total loss exists in the event of a movement of the Daily Leveraged Fund's target index in excess of 50% in a direction adverse to the Daily Leveraged Fund (meaning a decline in the value of the target index of a Daily Leveraged Fund) and for each Leveraged Inverse Fund the risk of total loss exists in the event of a movement of the Leveraged Inverse Fund's target index in excess of [XX]% in a direction adverse to the Leveraged Inverse Fund (meaning a gain in the value of the target index of a Leveraged Inverse Fund). In short, the risk of total loss exists.

THE PROJECTED RETURNS OF LEVERAGED INDEX FUNDS FOR SHARES HELD LONGER THAN A FULL TRADING DAY. The Daily Leveraged Funds and Leveraged Inverse Funds seek daily leveraged investment results which should not be equated with seeking a leveraged goal for longer than a day. For instance, if a Daily Leveraged Fund's underlying index gains 10% for a week, the Daily Leveraged Fund's shares should not be expected to provide a return of 20% for the week even if it meets its daily target throughout the week. This is true because of the fund expenses set forth in the prospectus, but also because the pursuit of daily goals may result in daily leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a

Fund's daily target or inverse daily target (e.g., 200% or -200%) will not generally equal a Fund's performance over that same period.

The following charts set out a range of hypothetical daily performances during a given 10 trading days of an index and demonstrate how changes in the index impact a Daily Leveraged Funds' and Leveraged Inverse Fund's performance for the trading day and cumulatively up to, and including, the entire 10 trading day period. The charts are based on a hypothetical $100 investment in a Daily Leveraged Fund and Leveraged Inverse Fund over a 10 trading day period and do not reflect expenses of any kind.

TABLE 1: NO CLEAR TREND IN THE MARKET

--------------------------------------------------------------------------------------------------------------------------
                         INDEX                       2X DAILY LEVERAGED FUND              2X LEVERAGED INVERSE FUND
--------------------------------------------------------------------------------------------------------------------------
           VALUE      DAILY      CUMULATIVE      NAV        DAILY      CUMULATIVE      NAV        DAILY      CUMULATIVE
                   PERFORMANCE      VALUE                PERFORMANCE   PERFORMANCE             PERFORMANCE   PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
            100                                $100.00                               $100.00
--------------------------------------------------------------------------------------------------------------------------
Day 1       105       5.00%         5.00%      $110.00     10.00%        10.00%       $90.00    -10.00%       -10.00%
--------------------------------------------------------------------------------------------------------------------------
Day 2       110       4.76%        10.00%      $120.48      9.52%        20.48%       $81.43     -9.52%       -18.57%
--------------------------------------------------------------------------------------------------------------------------
Day 3       100      -9.09%         0.00%       $98.57    -18.18%        -1.43%       $96.23     18.18%        -3.77%
--------------------------------------------------------------------------------------------------------------------------
Day 4        90     -10.00%       -10.00%       $78.86    -20.00%       -21.14%      $115.48     20.00%        15.48%
--------------------------------------------------------------------------------------------------------------------------
Day 5        85      -5.56%       -15.00%       $70.10    -11.11%       -29.90%      $128.31     11.11%        28.31%
--------------------------------------------------------------------------------------------------------------------------
Day 6       100      17.65%         0.00%       $94.83     35.29%        -5.17%       $83.03    -35.29%       -16.97%
--------------------------------------------------------------------------------------------------------------------------
Day 7        95      -5.00%        -5.00%       $85.35    -10.00%       -14.65%       $91.33     10.00%        -8.67%
--------------------------------------------------------------------------------------------------------------------------
Day 8       100       5.26%         0.00%       $94.34     10.53%        -5.66%       $81.71    -10.53%       -18.29%
--------------------------------------------------------------------------------------------------------------------------
Day 9       105       5.00%         5.00%      $103.77     10.00%         3.77%       $73.54    -10.00%       -26.46%
--------------------------------------------------------------------------------------------------------------------------
Day 10      100      -4.76%         0.00%       $93.89     -9.52%        -6.11%       $80.55      9.52%       -19.45%
--------------------------------------------------------------------------------------------------------------------------

The cumulative performance of the index in Table 1 is 0% for 10 trading days. The hypothetical return of the Daily Leveraged Fund for the 10 trading day period is -6.11%, while the hypothetical return of the Leveraged Inverse Fund is -19.45%. The volatility of the benchmark performance and lack of clear trend results in performance for each Fund for the period which bears little relationship to the performance of the Funds' target index for the 10 trading day period.

TABLE 2: CLEAR TREND THAT MARKET RISES

--------------------------------------------------------------------------------------------------------------------------
                         INDEX                       2X DAILY LEVERAGED FUND              2X LEVERAGED INVERSE FUND
--------------------------------------------------------------------------------------------------------------------------
           VALUE      DAILY      CUMULATIVE      NAV        DAILY      CUMULATIVE      NAV        DAILY      CUMULATIVE
                   PERFORMANCE      VALUE                PERFORMANCE   PERFORMANCE             PERFORMANCE   PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
            100                                $100.00                               $100.00
--------------------------------------------------------------------------------------------------------------------------
Day 1       102       2.00%         2.00%      $104.00      4.00%         4.00%       $96.00     -4.00%        -4.00%
--------------------------------------------------------------------------------------------------------------------------
Day 2       104       1.96%         4.00%      $108.08      3.92%         8.08%       $92.24     -3.92%        -7.76%
--------------------------------------------------------------------------------------------------------------------------
Day 3       106       1.92%         6.00%      $112.24      3.85%        12.24%       $88.69     -3.85%       -11.31%
--------------------------------------------------------------------------------------------------------------------------
Day 4       108       1.89%         8.00%      $116.47      3.77%        16.47%       $85.34     -3.77%       -14.66%
--------------------------------------------------------------------------------------------------------------------------
Day 5       110       1.85%        10.00%      $120.78      3.70%        20.78%       $82.18     -3.70%       -17.82%
--------------------------------------------------------------------------------------------------------------------------
Day 6       112       1.82%        12.00%      $125.18      3.64%        25.18%       $79.19     -3.64%       -20.81%
--------------------------------------------------------------------------------------------------------------------------
Day 7       114       1.79%        14.00%      $129.65      3.57%        29.65%       $76.36     -3.57%       -23.64%
--------------------------------------------------------------------------------------------------------------------------
Day 8       116       1.75%        16.00%      $134.20      3.51%        34.20%       $73. 68    -3.51%       -26.32%
--------------------------------------------------------------------------------------------------------------------------
Day 9       118       1.72%        18.00%      $138.82      3.45%        38.82%       $71.14     -3.45%       -28.86%
--------------------------------------------------------------------------------------------------------------------------
Day 10      120       1.69%        20.00%      $143.53      3.39%        43.53%       $68.73     -3.39%       -31.27%
--------------------------------------------------------------------------------------------------------------------------

The cumulative performance of the index in Table 2 is 20% for 10 trading days. The hypothetical return of the Daily Leveraged Fund for the 10 trading day period is 43.53%, while the hypothetical return of the Leveraged Inverse Fund is -31.27%. The hypothetical return of the Daily Leveraged Fund is 218% of the index return for the 10 trading day period while the hypothetical return of the Leveraged Inverse Fund is -156% of the index return for the period. In this case, because of the positive index trend, the Daily Leveraged Fund gain is greater than 200% of the index gain and the Leveraged Inverse Fund decline is less than -200% of the index gain for the 10 trading day period.

TABLE 3: CLEAR TREND THAT MARKET DECLINES

--------------------------------------------------------------------------------------------------------------------------
                         INDEX                       2X DAILY LEVERAGED FUND              2X LEVERAGED INVERSE FUND
--------------------------------------------------------------------------------------------------------------------------
           VALUE      DAILY      CUMULATIVE      NAV        DAILY      CUMULATIVE      NAV        DAILY      CUMULATIVE
                   PERFORMANCE      VALUE                PERFORMANCE   PERFORMANCE             PERFORMANCE   PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
             100                               $100.00                               $100.00
--------------------------------------------------------------------------------------------------------------------------
Day 1        98      -2.00%        -2.00%       $96.00     -4.00%        -4.00%      $104.00      4.00%         4.00%
--------------------------------------------------------------------------------------------------------------------------
Day 2        96      -2.04%        -4.00%       $92.08     -4.08%        -7.92%      $108.24      4.08%         8.24%
--------------------------------------------------------------------------------------------------------------------------
Day 3        94      -2.08%        -6.00%       $88.24     -4.17%       -11.76%      $112.76      4.17%        12.76%
--------------------------------------------------------------------------------------------------------------------------
Day 4        92      -2.13%        -8.00%       $84.49     -4.26%       -15.51%      $117.55      4.26%        17.55%
--------------------------------------------------------------------------------------------------------------------------
Day 5        90      -2.17%       -10.00%       $80.82     -4.35%       -19.18%      $122.66      4.35%        22.66%
--------------------------------------------------------------------------------------------------------------------------
Day 6        88      -2.22%       -12.00%       $77.22     -4.44%       -22.78%      $128.12      4.44%        28.12%
--------------------------------------------------------------------------------------------------------------------------
Day 7        86      -2.27%       -14.00%       $73.71     -4.55%       -26.29%      $133.94      4.55%        33.94%
--------------------------------------------------------------------------------------------------------------------------
Day 8        84      -2.33%       -16.00%       $70.29     -4.65%       -29.71%      $140.17      4.65%        40.17%
--------------------------------------------------------------------------------------------------------------------------
Day 9        82      -2.38%       -18.00%       $66.94     -4.76%       -33.06%      $146.84      4.76%        46.84%
--------------------------------------------------------------------------------------------------------------------------
Day 10       80      -2.44%       -20.00%       $63.67     -4.88%       -36.33%      $154.01      4.88%        54.01%
--------------------------------------------------------------------------------------------------------------------------

The cumulative performance of the index in Table 3 is -20% for 10 trading days. The hypothetical return of the Daily Leveraged Fund for the 10 trading day period is -36.33%, while the hypothetical return of the Leveraged Inverse Fund is 54.01%. The hypothetical return of the Daily Leveraged Fund is 182% of the index return for the 10 trading day period, while the hypothetical return of the Leveraged Inverse Fund is -270% of the index return for the period. In this case, because of the negative index trend, the Daily Leveraged Fund decline is less than 200% of the index decline and the Leveraged Inverse Fund gain is greater than 200% of the index decline for the 10 trading day period.

FUND SUMMARIES
--------------------------------------------------------------------------------

DOW 2X STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Dow 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average(SM) (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.90%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Dow 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Dow 2x Strategy Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions.

The Fund also may purchase common stock of companies that are generally within the capitalization range of the Dow Jones Industrial AverageSM. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. For more information about the effects of leverage, please see "Important Information Regarding Funds That Seek Daily Leveraged and Daily Inverse Investment Results."

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Dow 2x Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis.

Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2005                                            -3.81%
-------------------------------------------------------
2006                                            30.54%
-------------------------------------------------------
2007                                             8.15%
-------------------------------------------------------
2008                                           -61.71%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                            Since Inception
                                                             Past 1 Year             Past 5 Years              (5/3/2004)
-----------------------------------------------------------------------------------------------------------------------------
Dow 2x Strategy Fund                                            _____%                  _____%                   _____%
-----------------------------------------------------------------------------------------------------------------------------
Dow Jones Industrial Average(SM) (reflects no deduction
for fees, expenses or taxes)                                    _____%                  _____%                   _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

NASDAQ-100(R) 2X STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The NASDAQ-100(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ-100 Index(R) (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.90%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The NASDAQ-100(R) 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index. Under normal circumstances, the NASDAQ-100(R) 2x Strategy Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may purchase common stock of companies that are generally within the capitalization range of the NASDAQ-100 Index(R). To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. For more information about the effects of leverage, please see "Important Information Regarding Funds That Seek Daily Leveraged and Daily Inverse Investment Results."

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the NASDAQ-100(R) 2x Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses..

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INDUSTRY CONCENTRATION RISK - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

TECHNOLOGY SECTOR CONCENTRATION RISK - To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Sector companies also may fluctuate widely in response to such events.

TRACKING ERROR RISK -Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2002                                           -69.46%
-------------------------------------------------------
2003                                            98.63%
-------------------------------------------------------
2004                                            14.21%
-------------------------------------------------------
2005                                            -3.03%
-------------------------------------------------------
2006                                             4.86%
-------------------------------------------------------
2007                                            28.20%
-------------------------------------------------------
2008                                           -72.60%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Since Inception
                                                                 Past 1 Year            Past 5 Years             (10/1/2001)
-------------------------------------------------------------------------------------------------------------------------------
NASDAQ-100(R) 2x Strategy Fund                                     _____%                  _____%                  _____%
-------------------------------------------------------------------------------------------------------------------------------
NASDAQ-100 Index(R) (reflects no deduction for fees,
expenses or taxes)                                                 _____%                  _____%                  _____%
-------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

RUSSELL 2000(R) 2X STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Russell 2000(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 2000(R) Index (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.90%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Russell 2000(R) 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Russell 2000(R) 2x Strategy Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may purchase common stock of companies that are generally within the capitalization range of the Russell 2000(R) Index. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. For more information about the effects of leverage, please see "Important Information Regarding Funds That Seek Daily Leveraged and Daily Inverse Investment Results."

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Russell 2000(R) 2x Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses..

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2007                                           -12.59%
-------------------------------------------------------
2008                                           -66.18%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                 Since Inception
                                                                            Past 1 Year            (10/27/2006)
-----------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) 2x Strategy Fund                                                _____%                  _____%
-----------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index (reflects no deduction for fees, expenses or
taxes)                                                                          _____%                  _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

S&P 500 2X STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The S&P 500 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.90%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The S&P 500 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the S&P 500 2x Strategy Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may purchase common stock of companies that are generally within the capitalization range of the S&P 500 Index. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. For more information about the effects of leverage, please see "Important Information Regarding Funds That Seek Daily Leveraged and Daily Inverse Investment Results."

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the S&P 500 2x Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2002                                           -46.00%
-------------------------------------------------------
2003                                            54.94%
-------------------------------------------------------
2004                                            16.90%
-------------------------------------------------------
2005                                             3.38%
-------------------------------------------------------
2006                                            23.70%
-------------------------------------------------------
2007                                             0.61%
-------------------------------------------------------
2008                                           -67.98%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                     Past 1                            Since Inception
                                                                      Year          Past 5 Years         (10/1/2001)
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 2x Strategy Fund                                             _____%            _____%              _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index (reflects no deduction for fees, expenses or
taxes)                                                               _____%            _____%              _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund:

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

INVERSE DOW 2X STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Inverse Dow 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average(SM) (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.90%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Inverse Dow 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Inverse Dow 2x Strategy Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Inverse Dow 2x Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2005                                             1.63%
-------------------------------------------------------
2006                                           -21.77%
-------------------------------------------------------
2007                                            -8.99%
-------------------------------------------------------
2008                                            60.84%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                     Past 1                            Since Inception
                                                                      Year          Past 5 Years         (5/3/2004)
-----------------------------------------------------------------------------------------------------------------------------
Inverse Dow 2x Strategy Fund                                         _____%            _____%              _____%
-----------------------------------------------------------------------------------------------------------------------------
Dow Jones Industrial Average(SM) (reflects no deduction for
fees, expenses or taxes)                                             _____%            _____%              _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund:

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

INVERSE NASDAQ-100(R) 2X STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Inverse NASDAQ-100(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100 Index(R) (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.90%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Inverse NASDAQ-100(R) 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index. Under normal circumstances, the Inverse NASDAQ-100(R) 2x Strategy Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Inverse NASDAQ-100(R) 2x Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INDUSTRY CONCENTRATION RISK - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

TECHNOLOGY SECTOR CONCENTRATION RISK - To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Sector companies also may fluctuate widely in response to such events.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -The Inverse NASDAQ-100(R) 2x Strategy Fund has not yet commenced operations and therefore, it does not have a performance history.

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund:

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

INVERSE RUSSELL 2000(R) 2X STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Inverse Russell 2000(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000(R) Index (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.90%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Inverse Russell 2000(R) 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Inverse Russell 2000(R) 2x Strategy Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Inverse Russell 2000(R) 2x Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -The Inverse Russell 2000(R) 2x Strategy Fund has not yet commenced operations and therefore, it does not have a performance history.

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund:

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

INVERSE S&P 500 2X STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Inverse S&P 500 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500 Index (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.90%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Inverse S&P 500 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Inverse S&P 500 2x Strategy Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Inverse S&P 500 2x Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -The Inverse S&P 500 2x Strategy Fund has not yet commenced operations and therefore, it does not have a performance history.

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund:

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

INVERSE MID-CAP STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Inverse Mid-Cap Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.90%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - Unlike a traditional index fund, the Inverse Mid-Cap Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Inverse Mid-Cap Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2005                                            -8.16%
-------------------------------------------------------
2006                                            -3.83%
-------------------------------------------------------
2007                                            -1.98%
-------------------------------------------------------
2008                                            34.42%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                     Past 1                            Since Inception
                                                                      Year          Past 5 Years         (5/3/2004)
-----------------------------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund                                        _____%            _____%              _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P MidCap 400(R) Index (reflects no deduction for fees,
expenses or taxes)                                                   _____%            _____%              _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund:

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

INVERSE NASDAQ-100(R) STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Inverse NASDAQ-100(R) Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index(R) (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.90%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - Unlike a traditional index fund, the Inverse NASDAQ-100(R) Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund may also invest in American Depositary Receipts to gain inverse exposure to the underlying index. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Inverse NASDAQ-100(R) Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INDUSTRY CONCENTRATION RISK - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

TECHNOLOGY SECTOR CONCENTRATION RISK - To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Sector companies also may fluctuate widely in response to such events.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2002                                            33.85%
-------------------------------------------------------
2003                                           -37.37%
-------------------------------------------------------
2004                                           -11.83%
-------------------------------------------------------
2005                                             1.27%
-------------------------------------------------------
2006                                            -1.40%
-------------------------------------------------------
2007                                           -11.28%
-------------------------------------------------------
2008                                            48.02%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                     Past 1                            Since Inception
                                                                      Year          Past 5 Years         (5/21/2001)
-----------------------------------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) Strategy Fund                                  _____%            _____%              _____%
-----------------------------------------------------------------------------------------------------------------------------
NASDAQ-100(R) Index (reflects no deduction for fees, expenses
or taxes)                                                            _____%            _____%              _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund:

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

INVERSE RUSSELL 2000(R) STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Inverse Russell 2000(R) Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000(R) Index (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.90%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - Unlike a traditional index fund, the Inverse Russell 2000(R) Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Inverse Russell 2000(R) Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2005                                            -3.07%
-------------------------------------------------------
2006                                           -11.95%
-------------------------------------------------------
2007                                             5.37%
-------------------------------------------------------
2008                                            24.69%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)
-----------------------------------------------------------------------------------------------------------------------------
                                                                     Past 1                            Since Inception
                                                                      Year          Past 5 Years         (5/3/2004)
-----------------------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) Strategy Fund                                _____%            _____%              _____%
-----------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index (reflects no deduction for fees, expenses
or taxes)                                                            _____%            _____%              _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund:

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

INVERSE S&P 500 STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Inverse S&P 500 Strategy Fund seeks to provide investments results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P 500 Index (the "underlying index") on a daily basis.

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.90%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - Unlike a traditional index fund, the Inverse S&P 500 Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Inverse S&P 500 Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its

Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2000                                            16.05%
-------------------------------------------------------
2001                                            14.99%
-------------------------------------------------------
2002                                            21.64%
-------------------------------------------------------
2003                                           -23.78%
-------------------------------------------------------
2004                                           -10.05%
-------------------------------------------------------
2005                                            -0.77%
-------------------------------------------------------
2006                                            -7.50%
-------------------------------------------------------
2007                                             0.83%
-------------------------------------------------------
2008                                            39.25%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                     Past 1
                                                                      Year          Past 5 Years        Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund                                        _____%            _____%              _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index (reflects no deduction for fees, expenses or
taxes)                                                               _____%            _____%              _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

MID-CAP 1.5X STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Mid-Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund's current benchmark is the S&P MidCap 400(R) Index (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.90%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Mid-Cap 1.5x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P MidCap 400(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies included in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. For more information about the effects of leverage, please see "Important Information Regarding Funds That Seek Daily Leveraged and Daily Inverse Investment Results."

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the MidCap 1.5x Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2002                                           -24.44%
-------------------------------------------------------
2003                                            52.43%
-------------------------------------------------------
2004                                            22.14%
-------------------------------------------------------
2005                                            14.07%
-------------------------------------------------------
2006                                            10.46%
-------------------------------------------------------
2007                                             3.60%
-------------------------------------------------------
2008                                           -54.83%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                     Past 1                            Since Inception
                                                                      Year          Past 5 Years         (10/1/2001)
-----------------------------------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy Fund                                           _____%            _____%              _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P MidCap 400(R) Index (reflects no deduction for fees,
expenses or taxes)                                                   _____%            _____%              _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Multi-Cap Core Equity Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 [0.50%]
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Multi-Cap Core Equity Fund invests in a broad mix of common stocks of companies representative of the total U.S. stock market as measured by the Russell 3000(R) Index. The Fund pursues its investment objective by investing, generally in equal amounts, in the common stocks of companies within the small, medium and large market capitalization segments that demonstrate value and potential for growth.

The Advisor uses a quantitative investment strategy that is based on a set of factors that it believes are indicative of future value and growth, such as relative price-to-book ratios and free-cash flow growth measures, to select the Fund's investments within each of the capitalization segments. The Advisor will allocate the Fund's investments among the capitalization segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each. The Fund may also invest in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the capitalization segments. The Fund may also invest in American Depositary Receipts to gain exposure to the various capitalization segments. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest substantially all (at least 80%) of its net assets in equity securities, and/or derivatives thereof. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

This fund is not designed for active investors and is intended for long-term investors only.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Multi-Cap Core Equity Fund is subject to a number of additional risks that may affect the value of its shares, including:

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2006                                            14.36%
-------------------------------------------------------
2007                                            -5.26%
-------------------------------------------------------
2008                                           -38.96%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)
--------------------------------------------------------------------------------------------------------------------
                                                                                   Past 1          Since Inception
                                                                                    Year            (11/29/2005)
--------------------------------------------------------------------------------------------------------------------
Multi-Cap Core Equity Fund                                                          _____%              _____%
--------------------------------------------------------------------------------------------------------------------
Russell 3000(R) Index (reflects no deduction for fees, expenses or taxes)           _____%              _____%
--------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus. This fund is not designed to accommodate frequent trading.

NOVA FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.75%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Nova Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500(R) Index and leveraged derivative instruments, which primarily consist of equity index swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. For more information about the effects of leverage, please see "Important Information Regarding Funds That Seek Daily Leveraged and Daily Inverse Investment Results."

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Nova Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its

Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2000                                           -20.30%
-------------------------------------------------------
2001                                           -23.58%
-------------------------------------------------------
2002                                           -35.72%
-------------------------------------------------------
2003                                            39.19%
-------------------------------------------------------
2004                                            14.62%
-------------------------------------------------------
2005                                             3.97%
-------------------------------------------------------
2006                                            19.27%
-------------------------------------------------------
2007                                             1.13%
-------------------------------------------------------
2008                                           -54.47%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1
                                                                           Year          Past 5 Years         Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Nova Fund                                                                 _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index (reflects no deduction for fees, expenses or taxes)         _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

NASDAQ-100(R) FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The NASDAQ-100(R) Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities on a daily basis. The Fund's current benchmark is the NASDAQ-100 Index(R) (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.75%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The NASDAQ-100(R) Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the NASDAQ-100 Index(R) and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the NASDAQ-100(R) Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the NASDAQ-100(R) Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INDUSTRY CONCENTRATION RISK - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

TECHNOLOGY SECTOR CONCENTRATION RISK - To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Sector companies also may fluctuate widely in response to such events.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2000                                           -38.19%
-------------------------------------------------------
2001                                           -35.17%
-------------------------------------------------------
2002                                           -38.85%
-------------------------------------------------------
2003                                            45.41%
-------------------------------------------------------
2004                                             9.35%
-------------------------------------------------------
2005                                             1.11%
-------------------------------------------------------
2006                                             5.77%
-------------------------------------------------------
2007                                            17.82%
-------------------------------------------------------
2008                                           -41.91%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1
                                                                           Year          Past 5 Years         Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
NASDAQ-100(R) Fund                                                        _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
NASDAQ-100(R) Index (reflects no deduction for fees, expenses or
taxes)                                                                    _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Russell 2000(R) Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.75%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Russell 2000(R) Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Russell 2000(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Russell 2000(R) Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The Fund has not yet commenced operations and therefore, it does not have a performance history.

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

RUSSELL 2000(R) 1.5X STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Russell 2000(R) 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.90%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Russell 2000(R) 1.5x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Russell 2000(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. For more information about the effects of leverage, please see "Important Information Regarding Funds That Seek Daily Leveraged and Daily Inverse Investment Results."

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Russell 2000(R) 1.5x Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2002                                           -35.45%
-------------------------------------------------------
2003                                            64.28%
-------------------------------------------------------
2004                                            25.20%
-------------------------------------------------------
2005                                             3.91%
-------------------------------------------------------
2006                                            20.85%
-------------------------------------------------------
2007                                            -6.74%
-------------------------------------------------------
2008                                           -51.36%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years          (10/1/2001)
-----------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy Fund                                        _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index (reflects no deduction for fees, expenses or
taxes)                                                                    _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

S&P 500 FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the S&P 500(R) Index (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.75%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The S&P 500 Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the S&P 500 Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the S&P 500 Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The Fund has not yet commenced operations and therefore, it does not have a performance history.

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

S&P 500 PURE GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The S&P 500 Pure Growth Fund seeks to provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500 Pure Growth Index (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.75%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The S&P 500 Pure Growth Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500 Pure Growth Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the S&P 500 Pure Growth Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2005                                             1.77%
-------------------------------------------------------
2006                                             5.40%
-------------------------------------------------------
2007                                             4.87%
-------------------------------------------------------
2008                                           -39.82%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years           (5/3/2004)
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Pure Growth Fund                                                  _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Pure Growth Index (reflects no deduction for fees, expenses
or taxes)                                                                 _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

S&P 500 PURE VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The S&P 500 Pure Value Fund seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500 Pure Value Index (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.75%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The S&P 500 Pure Value Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500 Pure Value Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the S&P 500 Pure Value Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective..

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2005                                             4.19%
-------------------------------------------------------
2006                                            17.66%
-------------------------------------------------------
2007                                            -5.37%
-------------------------------------------------------
2008                                           -48.65%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years           (5/3/2004)
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Pure Value Fund                                                   _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Pure Value Index (reflects no deduction for fees, expenses
or taxes)                                                                 _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

S&P MIDCAP 400 PURE GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The S&P MidCap 400 Pure Growth Fund seeks to provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400 Pure Growth Index (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.75%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The S&P MidCap 400 Pure Growth Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P MidCap 400 Pure Growth Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S.

Government securities or cash equivalents to collateralize its derivative positions. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the S&P MidCap 400 Pure Growth Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund..

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2005                                            11.46%
-------------------------------------------------------
2006                                             3.13%
-------------------------------------------------------
2007                                             8.42%
-------------------------------------------------------
2008                                           -36.15%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years           (5/3/2004)
-----------------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Pure Growth Fund                                           _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Pure Growth Index (reflects no deduction for fees,
expenses or taxes)                                                        _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

S&P MIDCAP 400 PURE VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The S&P MidCap 400 Pure Value Fund seeks to provide investment results that match the performance of a benchmark for mid-cap value securities. The Fund's current benchmark is the S&P MidCap 400 Pure Value Index (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.75%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The S&P MidCap 400 Pure Value Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P MidCap 400 Pure Value Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S.

Government securities or cash equivalents to collateralize its derivative positions. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the S&P MidCap 400 Pure Value Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2005                                             8.32%
-------------------------------------------------------
2006                                            17.08%
-------------------------------------------------------
2007                                            -4.85%
-------------------------------------------------------
2008                                           -43.63%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years           (5/3/2004)
-----------------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Pure Value Fund                                            _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Pure Value Index (reflects no deduction for fees,
expenses or taxes)                                                        _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

S&P SMALLCAP 600 PURE GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The S&P SmallCap 600 Pure Growth Fund seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600 Pure Growth Index (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.75%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The S&P SmallCap 600 Pure Growth Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P SmallCap 600 Pure Growth Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the S&P SmallCap 600 Pure Growth Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its

Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2005                                             6.20%
-------------------------------------------------------
2006                                             7.73%
-------------------------------------------------------
2007                                             0.11%
-------------------------------------------------------
2008                                           -34.42%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years           (5/3/2004)
-----------------------------------------------------------------------------------------------------------------------------
S&P SmallCap 600 Pure Growth Fund                                         _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P SmallCap 600 Pure Growth Index (reflects no deduction for fees,
expenses or taxes)                                                        _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

S&P SMALLCAP 600 PURE VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The S&P SmallCap 600 Pure Value Fund seeks to provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600 Pure Value Index (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.75%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The S&P SmallCap 600 Pure Value Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P SmallCap 600 Pure Value Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the S&P SmallCap 600 Pure Value Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK -Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2005                                             3.64%
-------------------------------------------------------
2006                                            19.21%
-------------------------------------------------------
2007                                           -20.36%
-------------------------------------------------------
2008                                           -43.50%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years           (5/3/2004)
-----------------------------------------------------------------------------------------------------------------------------
S&P SmallCap 600 Pure Value Fund                                          _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P SmallCap 600 Pure Value Index (reflects no deduction for fees,
expenses or taxes)                                                        _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

BANKING FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.85%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Banking Fund invests substantially all (at least 80%) of its net assets in equity securities of Banking Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Banking Companies that have small to mid-sized capitalizations. Banking Companies are engaged in accepting deposits and making commercial and consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also purchase American Depositary Receipts and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the banking sector and therefore may be concentrated in an industry or group of industries within the banking sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Banking Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

BANKING SECTOR CONCENTRATION RISK - To the extent that the Fund's investments are concentrated in issuers conducting business in the banking sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Banking Sector companies also may fluctuate widely in response to such events.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2002                                            -0.78%
-------------------------------------------------------
2003                                            31.74%
-------------------------------------------------------
2004                                            14.74%
-------------------------------------------------------
2005                                            -2.77%
-------------------------------------------------------
2006                                            11.25%
-------------------------------------------------------
2007                                           -27.08%
-------------------------------------------------------
2008                                           -41.16%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years           (5/2/2001)
-----------------------------------------------------------------------------------------------------------------------------
Banking Fund                                                              _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)      _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

BASIC MATERIALS FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Basic Materials Fund seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.85%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Basic Materials Fund invests substantially all (at least 80%) of its net assets in equity securities of Basic Materials Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Basic Materials Companies that have small to mid-sized capitalizations. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production and transportation of metals, textiles, and wood products. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the basic materials sector and therefore may be concentrated in an industry or group of industries within the basic materials sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Basic Materials Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

BASIC MATERIALS SECTOR CONCENTRATION RISK - To the extent that the Fund's investments are concentrated in issuers conducting business in the basic materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials companies also may fluctuate widely in response to such events.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2002                                           -12.75%
-------------------------------------------------------
2003                                            31.46%
-------------------------------------------------------
2004                                            20.83%
-------------------------------------------------------
2005                                             4.04%
-------------------------------------------------------
2006                                            22.29%
-------------------------------------------------------
2007                                            33.97%
-------------------------------------------------------
2008                                           -45.40%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years           (5/2/2001)
-----------------------------------------------------------------------------------------------------------------------------
Basic Materials Fund                                                      _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)      _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Biotechnology Fund seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.85%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Biotechnology Fund invests substantially all (at least 80%) of its net assets in equity securities of Biotechnology Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Biotechnology Companies that have small to mid-sized capitalizations. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the biotechnology sector and therefore may be concentrated in an industry or group of industries within the biotechnology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Biotechnology Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

BIOTECHNOLOGY SECTOR CONCENTRATION RISK - To the extent that the Fund's investments are concentrated in issuers conducting business in the biotechnology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Sector companies also may fluctuate widely in response to such events.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2002                                           -45.35%
-------------------------------------------------------
2003                                            42.11%
-------------------------------------------------------
2004                                             1.10%
-------------------------------------------------------
2005                                            10.67%
-------------------------------------------------------
2006                                            -3.32%
-------------------------------------------------------
2007                                             4.40%
-------------------------------------------------------
2008                                           -11.78%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years           (5/2/2001)
-----------------------------------------------------------------------------------------------------------------------------
Biotechnology Fund                                                        _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)      _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

CONSUMER PRODUCTS FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Consumer Products Fund seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies).

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.85%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Consumer Products Fund invests substantially all (at least 80%) of its net assets in equity securities of Consumer Products Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Consumer Products Companies that have small to mid-sized capitalizations. Consumer Products Companies include companies that manufacture, wholesale or retail food, staple retail products and non-durable goods such as beverages, tobacco, household and personal care products. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the consumer products sector and therefore may be concentrated in an industry or group of industries within the consumer products sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Consumer Products Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - To the extent that the Fund's investments are concentrated in issuers conducting business in the consumer products sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Consumer Products Sector companies also may fluctuate widely in response to such events.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2002                                            -1.61%
-------------------------------------------------------
2003                                            21.86%
-------------------------------------------------------
2004                                            13.30%
-------------------------------------------------------
2005                                            -0.40%
-------------------------------------------------------
2006                                            17.42%
-------------------------------------------------------
2007                                            11.08%
-------------------------------------------------------
2008                                           -23.39%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years          (5/29/2001)
-----------------------------------------------------------------------------------------------------------------------------
Consumer Products Fund                                                    _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)      _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

ELECTRONICS FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Electronics Fund seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.85%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Electronics Fund invests substantially all (at least 80%) of its net assets in equity securities of Electronics Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non- fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Electronics Companies that have small to mid-sized capitalizations. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the electronics sector and therefore may be concentrated in an industry or group of industries within the electronics sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Electronics Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

ELECTRONICS SECTOR CONCENTRATION RISK - To the extent that the Fund's investments are concentrated in issuers conducting business in the electronics sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Sector companies also may fluctuate widely in response to such events.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2002                                           -48.21%
-------------------------------------------------------
2003                                            69.82%
-------------------------------------------------------
2004                                           -21.98%
-------------------------------------------------------
2005                                             3.87%
-------------------------------------------------------
2006                                             2.49%
-------------------------------------------------------
2007                                            -2.50%
-------------------------------------------------------
2008                                           -50.11%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years           (8/3/2001)
-----------------------------------------------------------------------------------------------------------------------------
Electronics Fund                                                          _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)      _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

ENERGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Energy Fund seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.85%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Energy Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Energy Companies that have small to mid-sized capitalizations. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy sector and therefore may be concentrated in an industry or group of industries within the energy sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Energy Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

ENERGY SECTOR CONCENTRATION RISK - To the extent that the Fund's investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Sector companies also may fluctuate widely in response to such events.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2002                                           -13.51%
-------------------------------------------------------
2003                                            23.01%
-------------------------------------------------------
2004                                            32.27%
-------------------------------------------------------
2005                                            38.54%
-------------------------------------------------------
2006                                            11.93%
-------------------------------------------------------
2007                                            33.22%
-------------------------------------------------------
2008                                           -46.03%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years          (5/29/2001)
-----------------------------------------------------------------------------------------------------------------------------
Energy Fund                                                               _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)      _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

ENERGY SERVICES FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Energy Services Fund seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.85%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Energy Services Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Services Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Energy Services Companies that have small to mid-sized capitalizations. Energy Services Companies are engaged in one or more businesses in the energy services field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy services sector and therefore may be concentrated in an industry or group of industries within the energy services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Energy Services Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

ENERGY SERVICES SECTOR CONCENTRATION RISK - To the extent that the Fund's investments are concentrated in issuers conducting business in the energy services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Sector companies also may fluctuate widely in response to such events.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2002                                           -12.07%
-------------------------------------------------------
2003                                             8.41%
-------------------------------------------------------
2004                                            33.74%
-------------------------------------------------------
2005                                            48.30%
-------------------------------------------------------
2006                                            10.98%
-------------------------------------------------------
2007                                            37.10%
-------------------------------------------------------
2008                                           -57.60%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years           (5/2/2001)
-----------------------------------------------------------------------------------------------------------------------------
Energy Services Fund                                                      _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)      _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Financial Services Fund seeks to provide capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.85%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Financial Services Fund invests substantially all (at least 80%) of its net assets in equity securities of Financial Services Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Financial Services Companies that have small to mid-sized capitalizations. Financial Service Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies and real-estate investment trusts. The Fund may also purchase American Depositary Receipts and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the financial services sector and therefore may be concentrated in an industry or group of industries within the financial services sector. The

Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Financial Services Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FINANCIAL SERVICES SECTOR CONCENTRATION RISK - To the extent that the Fund's investments are concentrated in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Financial Services Sector companies also may fluctuate widely in response to such events.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance  information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2002                                           -15.10%
-------------------------------------------------------
2003                                            28.92%
-------------------------------------------------------
2004                                            17.12%
-------------------------------------------------------
2005                                             3.38%
-------------------------------------------------------
2006                                            16.73%
-------------------------------------------------------
2007                                           -18.80%
-------------------------------------------------------
2008                                           -48.04%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years          (7/20/2001)
-----------------------------------------------------------------------------------------------------------------------------
Financial Services Fund                                                   _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)      _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

HEALTH CARE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Health Care Fund seeks to provide capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.85%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Health Care Fund invests substantially all (at least 80%) of its net assets in equity securities of Health Care Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health Care Companies include pharmaceutical companies, companies involved in the research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the health care sector and therefore may be concentrated in an industry or group of industries within the health care sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Health Care Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

HEALTH CARE SECTOR CONCENTRATION RISK - To the extend that the Fund's investments are concentrated in issuers conducting business in the health care sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Sector companies also may fluctuate widely in response to such events.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2002                                           -21.31%
-------------------------------------------------------
2003                                            29.77%
-------------------------------------------------------
2004                                             6.22%
-------------------------------------------------------
2005                                            10.64%
-------------------------------------------------------
2006                                             5.11%
-------------------------------------------------------
2007                                             6.02%
-------------------------------------------------------
2008                                           -24.86%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years          (6/19/2001)
-----------------------------------------------------------------------------------------------------------------------------
Health Care Fund                                                          _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)      _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

INTERNET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Internet Fund seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.85%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Internet Fund invests substantially all (at least 80%) of its net assets in equity securities of Internet Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Internet Companies that have small to mid-sized capitalizations. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain broad representation of the various industries in the Internet sector. The Fund may also purchase American Depositary Receipts and U.S.

Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the internet sector and therefore may be concentrated in an industry or group of industries within the internet sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Internet Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INTERNET SECTOR CONCENTRATION RISK - To the extent that the Fund's investments are concentrated in issuers conducting business in the Internet sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Sector companies also may fluctuate widely in response to such events.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2002                                           -43.34%
-------------------------------------------------------
2003                                            64.39%
-------------------------------------------------------
2004                                            15.87%
-------------------------------------------------------
2005                                            -1.38%
-------------------------------------------------------
2006                                             9.70%
-------------------------------------------------------
2007                                            10.39%
-------------------------------------------------------
2008                                           -44.87%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years          (5/24/2001)
-----------------------------------------------------------------------------------------------------------------------------
Internet Fund                                                             _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)      _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

LEISURE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Leisure Fund seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.85%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Leisure Fund invests substantially all (at least 80%) of its net assets in equity securities of Leisure Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Leisure Companies that have small to mid-sized capitalizations. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, restaurants, casinos, radio and television broadcasting and advertising companies, motion picture production companies, entertainment software companies, toys and sporting goods manufacturers, musical recording companies, alcohol and tobacco companies, and publishing companies. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the leisure sector and therefore may be concentrated in an industry or group of industries within the leisure sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Leisure Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

LEISURE SECTOR CONCENTRATION RISK - To the extent that the Fund's investments are concentrated in issuers conducting business in the leisure sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Leisure Sector companies also may fluctuate widely in response to such events.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2002                                           -14.76%
-------------------------------------------------------
2003                                            34.89%
-------------------------------------------------------
2004                                            23.86%
-------------------------------------------------------
2005                                            -4.87%
-------------------------------------------------------
2006                                            23.47%
-------------------------------------------------------
2007                                            -2.54%
-------------------------------------------------------
2008                                           -49.09%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years          (5/22/2001)
-----------------------------------------------------------------------------------------------------------------------------
Leisure Fund                                                              _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)      _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

PRECIOUS METALS FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.75%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Precious Metals Fund invests substantially all (at least 80%) of its net assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the precious metals sector and therefore may be concentrated in an industry or group of industries within the precious metals sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Precious Metals Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PRECIOUS METALS SECTOR CONCENTRATION RISK - To the extent that the Fund's investments are concentrated in issuers conducting business in the precious metals sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Precious Metals Sector companies also may fluctuate widely in response to such events.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2000                                           -20.63%
-------------------------------------------------------
2001                                            12.99%
-------------------------------------------------------
2002                                            45.59%
-------------------------------------------------------
2003                                            40.90%
-------------------------------------------------------
2004                                           -14.21%
-------------------------------------------------------
2005                                            20.89%
-------------------------------------------------------
2006                                            21.43%
-------------------------------------------------------
2007                                            19.55%
-------------------------------------------------------
2008                                           -48.56%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1
                                                                           Year          Past 5 Years         Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Precious Metals Fund                                                      _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)      _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

RETAILING FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Retailing Fund seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.85%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Retailing Fund invests substantially all (at least 80%) of its net assets in equity securities of Retailing Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the retailing sector and therefore may be concentrated in an industry or group of industries within the retailing sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Retailing Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

RETAILING SECTOR CONCENTRATION RISK - To the extent that the Fund's investments are concentrated in issuers conducting business in the retailing sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of the Retailing Sector companies also may fluctuate widely in response to such events.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2002                                           -21.91%
-------------------------------------------------------
2003                                            35.27%
-------------------------------------------------------
2004                                            10.06%
-------------------------------------------------------
2005                                             5.48%
-------------------------------------------------------
2006                                            10.08%
-------------------------------------------------------
2007                                           -12.60%
-------------------------------------------------------
2008                                           -32.95%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years          (7/23/2001)
-----------------------------------------------------------------------------------------------------------------------------
Retailing Fund                                                            _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)      _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

TECHNOLOGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Technology Fund seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.85%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Technology Fund invests substantially all (at least 80%) of its net assets in equity securities of Technology Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Technology Companies that have small to mid-sized capitalizations. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics and communications sectors. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the technology sector and therefore may be concentrated in an industry or group of industries within the technology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Technology Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TECHNOLOGY SECTOR CONCENTRATION RISK - To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Sector companies also may fluctuate widely in response to such events.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2002                                           -39.11%
-------------------------------------------------------
2003                                            61.32%
-------------------------------------------------------
2004                                             1.15%
-------------------------------------------------------
2005                                             3.11%
-------------------------------------------------------
2006                                             5.89%
-------------------------------------------------------
2007                                            10.38%
-------------------------------------------------------
2008                                           -45.41%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years           (5/2/2001)
-----------------------------------------------------------------------------------------------------------------------------
Technology Fund                                                           _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)      _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Telecommunications Fund seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment
("Telecommunications Companies").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.85%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Telecommunications Fund invests substantially all (at least 80%) of its net assets in equity securities of Telecommunications Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Telecommunications Companies that have small to mid-sized capitalizations. Telecommunications Companies include traditional and wireless telephone services or equipment providers, Internet equipment and service providers, and fiber-optics. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the telecommunications sector and therefore may be concentrated in an industry or group of industries within the telecommunications sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Telecommunications Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - To the extent that the Fund's investments are concentrated in issuers conducting business in the telecommunications sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of the Telecommunications Sector companies also may fluctuate widely in response to such events.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2002                                           -39.58%
-------------------------------------------------------
2003                                            33.68%
-------------------------------------------------------
2004                                            12.68%
-------------------------------------------------------
2005                                             1.16%
-------------------------------------------------------
2006                                            19.51%
-------------------------------------------------------
2007                                             9.23%
-------------------------------------------------------
2008                                           -45.34%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years          (7/27/2001)
-----------------------------------------------------------------------------------------------------------------------------
Telecommunications Fund                                                   _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)      _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

TRANSPORTATION FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Transportation Fund seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.85%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Transportation Fund invests substantially all (at least 80%) of its net assets in equity securities of Transportation Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Transportation Companies that have small to mid-sized capitalizations. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers; parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the transportation sector and therefore may be concentrated in an industry or group of industries within the transportation sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Transportation Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

TRANSPORTATION SECTOR CONCENTRATION RISK - To the extent that the Fund's investments are concentrated in issuers conducting business in the transportation sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Sector companies also may fluctuate widely in response to such events.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2002                                           -11.68%
-------------------------------------------------------
2003                                            20.51%
-------------------------------------------------------
2004                                            22.99%
-------------------------------------------------------
2005                                             8.48%
-------------------------------------------------------
2006                                             7.38%
-------------------------------------------------------
2007                                            -8.75%
-------------------------------------------------------
2008                                           -25.26%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years          (6/11/2001)
-----------------------------------------------------------------------------------------------------------------------------
Transportation Fund                                                       _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)      _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

UTILITIES FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Utilities Fund seeks to provide capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.85%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Utilities Fund invests substantially all (at least 80%) of its net assets in equity securities of Utilities Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Utilities Companies that have small to mid-sized capitalizations. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the utilities sector and therefore may be concentrated in an industry or group of industries within the utilities sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Utilities Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

UTILITIES SECTOR CONCENTRATION RISK - To the extent that the Fund's investments are concentrated in issuers conducting business in the transportation sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Sector companies also may fluctuate widely in response to such events.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2002                                           -32.83%
-------------------------------------------------------
2003                                            25.40%
-------------------------------------------------------
2004                                            17.31%
-------------------------------------------------------
2005                                            10.56%
-------------------------------------------------------
2006                                            20.96%
-------------------------------------------------------
2007                                            12.86%
-------------------------------------------------------
2008                                           -29.57%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years           (5/2/2001)
-----------------------------------------------------------------------------------------------------------------------------
Utilities Fund                                                            _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)      _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

EUROPE 1.25X STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Europe 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 125% of the fair value of the Dow Jones STOXX 50(R) Index (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.90%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Europe 1.25x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Dow Jones STOXX 50(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. For more information about the effects of leverage, please see "Important Information Regarding Funds That Seek Daily Leveraged and Daily Inverse Investment Results."

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Europe 1.25x Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - Because a significant portion of the assets of the Fund, are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2002                                           -28.35%
-------------------------------------------------------
2003                                            43.08%
-------------------------------------------------------
2004                                            16.15%
-------------------------------------------------------
2005                                             6.36%
-------------------------------------------------------
2006                                            29.51%
-------------------------------------------------------
2007                                            13.06%
-------------------------------------------------------
2008                                           -54.86%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years          (10/1/2001)
-----------------------------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund                                                _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
Dow Jones STOXX 50 Index(SM) (reflects no deduction for fees,
expenses or taxes)                                                        _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

JAPAN 2X STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Japan 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                 None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                           0.75%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                         None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                            ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Japan 2x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Nikkei 225 Stock Average and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. For more information about the effects of leverage, please see "Important Information Regarding Funds That Seek Daily Leveraged and Daily Inverse Investment Results."

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Japan 2x Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN JAPAN RISK - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2002                                           -16.20%
-------------------------------------------------------
2003                                            37.62%
-------------------------------------------------------
2004                                            10.33%
-------------------------------------------------------
2005                                            20.35%
-------------------------------------------------------
2006                                             5.14%
-------------------------------------------------------
2007                                           -11.23%
-------------------------------------------------------
2008                                           -42.97%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years          (10/1/2001)
-----------------------------------------------------------------------------------------------------------------------------
Japan 2x Strategy Fund                                                    _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
Nikkei 225 Stock Average (reflects no deduction for fees, expenses
or taxes)                                                                 _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

COMMODITIES STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the S&P GSCI(TM) Commodity Index (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees of the Fund and Subsidiary                                                      0.94%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses
-------------------------------------------------------------------------------------------------------------
   Other Expenses of the Fund                                                                   ____%
-------------------------------------------------------------------------------------------------------------
   Other Expenses of the Subsidiary                                                             ____%
-------------------------------------------------------------------------------------------------------------
Total Other Expenses                                                                            ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------
Fee Reduction                                                                                   (____)%
-------------------------------------------------------------------------------------------------------------
Total Net Operating Expenses                                                                    ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Commodities Strategy Fund seeks exposure to the performance of the commodities markets. The Fund will seek to gain exposure to the S&P GSCI(TM) Commodity Index, a composite index of commodity sector returns, representing an unleveraged long-only investment in commodity futures that is broadly diversified across the spectrum of commodities, by investing in exchange traded products, including investment companies and commodity pools, that provide exposure to the commodities markets and in commodity linked derivative instruments, which primarily consist of structured notes, swap agreements, commodity options, and futures and options on futures. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund invests, to a significant extent, in companies or commodity-linked derivatives concentrated in the same economic sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Commodities Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

ENERGY SECTOR CONCENTRATION RISK - To the extent that the Fund's investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Sector companies also may fluctuate widely in response to such events.

INDUSTRY CONCENTRATION RISK -The Fund invests, to a significant extent, in commodities or commodity-linked derivatives concentrated in the same economic sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

INVESTMENT IN THE SUBSIDIARY RISK -The Subsidiary is not registered under the Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.

INVESTMENT TECHNIQUE RISK - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

TAX RISK - The Fund currently gains most of its exposure to the commodities markets by entering into commodity-linked derivative instruments. In order to comply with certain qualifying income tests necessary for Fund to qualify as a regulated investment company under Subchapter M of the Code (as described in more detail in the SAI), the Fund intend to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of their gross income, but there is no guarantee they will be successful in doing so. See "Tax Information" for more detailed information.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2006                                            -17.87%
-------------------------------------------------------
2007                                             31.02%
-------------------------------------------------------
2008                                            -49.02%
-------------------------------------------------------
2009                                             _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

--------------------------------------------------------------------------------------------------------
                                                                  Past 1                Since Inception
                                                                   Year                   (9/30/2005)
--------------------------------------------------------------------------------------------------------
Commodities Strategy Fund                                         _____%                     _____%
--------------------------------------------------------------------------------------------------------
S&P GSCI(TM) Commodity Index (reflects no deduction for
fees, expenses or taxes)                                          _____%                     _____%
--------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

STRENGTHENING DOLLAR 2X STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Strengthening Dollar 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index(R) (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.90%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Strengthening Dollar 2x Strategy Fund employs as its investment strategy a program of investing in derivative instruments, which primarily consist of index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Investing in derivative instruments enables the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. For more information about the effects of leverage, please see "Important Information Regarding Funds That Seek Daily Leveraged and Daily Inverse Investment Results."

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Strengthening Dollar 2x Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2006                                            -10.63%
-------------------------------------------------------
2007                                            -10.89%
-------------------------------------------------------
2008                                              5.56%
-------------------------------------------------------
2009                                             _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-------------------------------------------------------------------------------------------------------------------
                                                                           Past 1               Since Inception
                                                                            Year                  (9/30/2005)
-------------------------------------------------------------------------------------------------------------------
Strengthening Dollar 2x Strategy Fund                                      _____%                   _____%
-------------------------------------------------------------------------------------------------------------------
U.S. Dollar Index(R) (reflects no deduction for fees, expenses or
taxes)                                                                     _____%                   _____%
-------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

WEAKENING DOLLAR 2X STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Weakening Dollar 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index(R) (the "underlying index").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.90%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Weakening Dollar 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in derivative instruments, which primarily consist of index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Engaging in short sales and investing in derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. For more information about the effects of leverage, please see "Important Information Regarding Funds That Seek Daily Leveraged and Daily Inverse Investment Results."

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Weakening Dollar 2x Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

------------------------------------------------------------------
The performance information shown below is based on a calendar year.
------------------------------------------------------------------
[Insert Bar Chart]
------------------------------------------------------------------
2006                                                       16.72%
------------------------------------------------------------------
2007                                                       18.12%
------------------------------------------------------------------
2008                                                      -12.24%
------------------------------------------------------------------
2009                                                       _____%
------------------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

------------------------------------------------------------------------------------------------------------------
                                                                           Past 1               Since Inception
                                                                            Year                  (9/30/2005)
------------------------------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy Fund                                          _____%                   _____%
------------------------------------------------------------------------------------------------------------------
U.S. Dollar Index(R) (reflects no deduction for fees, expenses or
taxes)                                                                     _____%                   _____%
------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

REAL ESTATE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts ("REITs"), (collectively, "Real Estate Companies").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.85%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - Under normal circumstances, the Real Estate Fund will invest substantially all (at least 80%) of its net assets in equity securities of Real Estate Companies that are traded in the United States. This is a non-fundamental policy that can be changed by the Fund upon 60 days' notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Real Estate Companies that have small to mid-sized capitalizations. Real Estate Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the real estate sector and therefore may be concentrated in an industry or group of industries within the real estate sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Real Estate Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

INDUSTRY CONCENTRATION RISK - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

REAL ESTATE SECTOR CONCENTRATION RISK - To the extend that the Fund's investments are concentrated in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Real Estate Sector companies also may fluctuate widely in response to such events.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

------------------------------------------------------------------
The performance information shown below is based on a calendar year.
------------------------------------------------------------------
[Insert Bar Chart]
------------------------------------------------------------------
2002                                                       -1.12%
------------------------------------------------------------------
2003                                                       30.31%
------------------------------------------------------------------
2004                                                       29.54%
------------------------------------------------------------------
2005                                                        7.15%
------------------------------------------------------------------
2006                                                       30.72%
------------------------------------------------------------------
2007                                                      -19.12%
------------------------------------------------------------------
2008                                                      -41.64%
------------------------------------------------------------------
2009                                                       _____%
------------------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                              Past 1                                 Since Inception
                                                               Year             Past 5 Years           (10/1/2001)
-----------------------------------------------------------------------------------------------------------------------------
Real Estate Fund                                              _____%               _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index (reflects no deduction for fees,
expenses or taxes)                                            _____%               _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

ALL-CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The All-Cap Opportunity Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.90%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The All-Cap Opportunity Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. The Advisor, using a quantitative methodology, ranks approximately sixty different industries based on several measures of momentum including price momentum. The Fund then invests in the common stock of the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, including small, mid, and large-capitalization securities, such as U.S. traded common stocks and American Depositary Receipts, but may also invest in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the different sectors or industries that the Fund is seeking exposure to. The Fund may also enter into short sales. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. This fund is not designed for active investors and is intended for long-term investors only.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the All-Cap Opportunity Fund is subject to a number of additional risks that may affect the value of its shares, including:

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2003                                            29.97%
-------------------------------------------------------
2004                                            10.71%
-------------------------------------------------------
2005                                            13.62%
-------------------------------------------------------
2006                                            11.47%
-------------------------------------------------------
2007                                            22.75%
-------------------------------------------------------
2008                                           -40.73%
-------------------------------------------------------
2009                                            _____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                             Since Inception
                                                                           Year          Past 5 Years           (5/1/2002)
-----------------------------------------------------------------------------------------------------------------------------
All-Cap Opportunity Fund                                                  _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)      _____%            _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

This fund is not designed to accommodate frequent trading. For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

INTERNATIONAL OPPORTUNITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The International Opportunity Fund seeks long term capital appreciation.

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.90%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The International Opportunity Fund seeks to achieve its investment objective by investing in financial instruments that: (1) provide exposure to, or closely correlate with, the performance of certain foreign countries included in the MSCI EAFE (Europe, Australasia and Far East) Index (the "Index") and (2) have the potential to generate returns, before fees and expenses, in excess to those of the Index. The Index is designed to measure global developed market equity performance, and currently includes securities from the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. In addition to exchange-traded funds, the Fund will invest in financial instruments, which primarily consist of futures contracts, exchange-traded funds, some of which may be affiliated with the Fund, options on securities and currencies, and swap agreements, to gain exposure to selected countries included in the Index and to attempt to manage risk associated with such exposure. The Fund also intends to engage in short sales and other similar transactions that provide inverse exposure. The Fund, at times, may also hold U.S. Government securities or cash equivalents, such as money market instruments. The percentage of the Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Fund shares. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

In an attempt to manage currency risk and enhance returns for the Fund, the Sub-Advisor intends to actively manage the Fund's currency exposure by employing a currency overlay strategy to change the exposure of the currencies in which the underlying assets are denominated into any combination of the currencies represented in the Index. In executing this strategy, the Fund intends to obtain its currency exposure primarily through futures contracts but also may do so through other means, including exchange traded funds, swap agreements, forward currency contracts and purchases of currency on a spot basis.

This fund is not designed for active investors and is intended for long-term investors only.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the International Opportunity Fund is subject to a number of additional risks that may affect the value of its shares, including:

CURRENCY RISK - Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund for the past year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2009                                             ____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

----------------------------------------------------------------------------------------------------------
                                                                          Past 1         Since Inception
                                                                           Year            (3/27/2008)
----------------------------------------------------------------------------------------------------------
International Opportunity Fund                                            _____%             _____%
----------------------------------------------------------------------------------------------------------
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses or
taxes)                                                                    _____%             _____%
----------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. Valu-Trac Investment Management Limited serves as the investment sub-adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

This fund is not designed to accommodate frequent trading. For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

GOVERNMENT LONG BOND 1.2X STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities on a daily basis. The Fund's current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.50%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Government Long Bond 1.2x Strategy Fund employs as its investment strategy a program of investing in U.S. Government securities and derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Futures and options contracts, and interest rate swaps, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize its derivative positions. The Fund also may invest in zero coupon U.S. Treasury bonds. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. For more information about the effects of leverage, please see "Important Information Regarding Funds That Seek Daily Leveraged and Daily Inverse Investment Results."

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Government Long Bond 1.2x Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The Fund's investment in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2000                                            20.16%
-------------------------------------------------------
2001                                             0.08%
-------------------------------------------------------
2002                                            18.62%
-------------------------------------------------------
2003                                            -0.64%
-------------------------------------------------------
2004                                             8.42%
-------------------------------------------------------
2005                                             7.71%
-------------------------------------------------------
2006                                            -3.14%
-------------------------------------------------------
2007                                             9.77%
-------------------------------------------------------
2008                                            44.87%
-------------------------------------------------------
2009                                             ____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                        Past 1
                                                                         Year           Past 5 Years         Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy Fund                                 _____%             _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
Barclays Capital Long Treasury Bond Index (reflects no deduction
for fees, expenses or taxes)                                            _____%             _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Inverse Government Long Bond Strategy Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument on a daily basis. The Fund's current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.90%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses
-------------------------------------------------------------------------------------------------------------
    Short Interest Expense                                                                      ____%
-------------------------------------------------------------------------------------------------------------
    Remaining Other Expenses                                                                    ____%
-------------------------------------------------------------------------------------------------------------
Total Other Expenses                                                                            ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

INVESTMENT STRATEGIES - Unlike a traditional index fund, the Inverse Government Long Bond Strategy Fund's objective is to perform, on a daily basis, exactly opposite the daily price movement of the Long Treasury Bond. The Fund employs as its investment strategy a program of engaging in short sales and investing to a significant extent in derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. Government. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Inverse Government Long Bond Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The Fund's investment in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


-------------------------------------------------------
The performance information shown below is based on a
calendar year.
-------------------------------------------------------
[Insert Bar Chart]
-------------------------------------------------------
2004                                           -10.67%
-------------------------------------------------------
2005                                            -5.24%
-------------------------------------------------------
2006                                             8.11%
-------------------------------------------------------
2007                                            -4.51%
-------------------------------------------------------
2008                                           -30.21%
-------------------------------------------------------
2009                                             ____%
-------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                        Past 1                              Since Inception
                                                                         Year           Past 5 Years           (5/1/2003)
-----------------------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond Strategy Fund                              _____%             _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------
Barclays Capital Long Treasury Bond Index (reflects no deduction
for fees, expenses or taxes)                                            _____%             _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

HIGH YIELD STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market.

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                 None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                           0.75%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                         None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                            ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The High Yield Strategy Fund seeks to gain exposure similar to the performance of the high yield bond market by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market as represented by U.S. and

Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's investment objective.

The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a seller of credit protection (assuming credit risk) as it seeks to gain exposure to the high yield bond market, but may also buy credit protection from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds, unit investment trusts, and closed-end funds, that invest primarily in high yield debt instruments. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities. This is a non-fundamental investment policy that can by changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the High Yield Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CREDIT RISK - The Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

CURRENCY RISK - Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The Fund's investment in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

HIGH YIELD RISK - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

INVESTMENT TECHNIQUE RISK - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

ISSUER SPECIFIC RISK - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Fund to decrease.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The High Yield Strategy Fund has not yet commenced operations and therefore, it does not have a performance history.

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

INVERSE HIGH YIELD STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Inverse High Yield Strategy Fund seeks to provide investment results that inversely correlate to the performance of the high yield bond market.

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                 None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                           0.75%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                         None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                            ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Inverse High Yield Strategy Fund seeks to gain inverse exposure to the performance of the high yield bond market by investing in credit default swaps, futures and other financial instruments with economic characteristics opposite to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's objective.

The Fund will primarily invest in credit default swaps to gain inverse exposure to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a buyer of credit protection as it seeks to gain inverse exposure to the high yield bond market, but may also sell credit protection (assuming credit risk) from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds, unit investment trusts, and closed-end funds, that provide inverse exposure to the high yield debt market. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Inverse High Yield Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CREDIT RISK - The Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

CURRENCY RISK - Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The Fund's investment in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

HIGH YIELD RISK - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

INVESTMENT TECHNIQUE RISK - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

ISSUER SPECIFIC RISK - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Fund to decrease.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The Inverse High Yield Strategy Fund has not yet commenced operations and therefore, it does not have a performance history.

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

ALTERNATIVE STRATEGIES ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Alternative Strategies Allocation Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 None
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Acquired Fund Fees and Expenses                                                                 ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Fund, a "fund of funds," seeks to achieve its objective by investing principally in a diversified portfolio of affiliated and un-affiliated funds (the "underlying funds") that represent alternative and non-traditional asset classes and/or strategies in an attempt to deliver low correlation to traditional stock and bond asset classes and long-term positive returns. In managing the Fund, the Advisor will apply a proprietary asset allocation methodology that principally allocates assets among underlying funds that emphasize directly, or in combination with other investments, alternative or non-traditional asset classes or investment strategies (i.e., absolute return strategies, commodities, currency arbitrage, global macro, managed futures and real estate) according to the degree of risk associated with each underlying fund given the market conditions in existence at the time of allocation.

Descriptions of the primary alternative and non-traditional asset classes and strategies are as follows:

MARKET NEUTRAL. Market neutral strategies typically seek to profit independently from stock market movements, while maintaining a low correlation to and mitigating the risks of the US and international equity markets. The strategies will hold long securities that the managers believe are undervalued and take short positions in common stocks that the managers believe are overvalued.

LONG/SHORT EQUITY. Long/short equity strategies typically seek to profit from investing on both the long and short sides of equity market.

MERGER ARBITRAGE. Merger arbitrage strategies typically invest simultaneously in long and short positions in both companies involved in a merger or acquisition. They typically invest in long positions in the stock of the company to be acquired and short the stocks of the acquiring company.

COMMODITIES. Commodity strategies typically seek exposure to the performance of the commodities markets and/or exposure to a long-short investment strategy that is based on commodity trends.

CURRENCY ARBITRAGE. Currency arbitrage strategies typically seek capital appreciation through investing in various arbitrage opportunities in currency markets.

GLOBAL MACRO. Global macro strategies typically seek to profit from changes in currency, commodity, equity and fixed income prices and market volatility.

FIXED INCOME ARBITRAGE. Fixed income arbitrage strategies typically seek to profit from relationships between different fixed income securities or fixed income and equity securities, leveraging long and short positions in securities that are related mathematically or economically.

MANAGED FUTURES. Managed futures strategies seek to preserve capital through capturing opportunities in various futures markets. The managers typically invest in long positions in the futures that are showing strong upward momentum and short positions in the futures that are in a downward trend. These strategies often provide different exposures to many markets and thus offer low correlations with traditional stock and bond markets.

REAL ESTATE. Real estate strategies typically seek to profit through the development of liquid portfolios of stocks that effectively represent the real estate segment of the market.

The Fund may invest in, and thus have indirect exposure to the risks of the underlying investments, including but not limited to, the following underlying investments. Please note that the Advisor may change the Fund's asset class allocation and/or strategy allocation, the underlying funds, or weightings without shareholder notice. The Fund may generally invest in each underlying fund without limitation in a manner consistent with the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.


       -------------------------------------------------------------------------
       UNDERLYING INVESTMENTS:
       -------------------------------------------------------------------------
       RYDEX UNDERLYING INVESTMENTS (AFFILIATED)
       -------------------------------------------------------------------------
            Rydex Variable Trust Multi-Hedge Strategies Fund
       -------------------------------------------------------------------------
            Rydex Variable Trust Commodities Strategy Fund
       -------------------------------------------------------------------------
            Rydex Series Funds Global Market Neutral Fund
       -------------------------------------------------------------------------
            Rydex Variable Trust Long/Short Commodities Strategy Fund
       -------------------------------------------------------------------------
            Rydex Variable Trust Managed Futures Strategy Fund
       -------------------------------------------------------------------------
            Rydex Variable Trust Real Estate Fund
       -------------------------------------------------------------------------
            CurrencyShares Australian Dollar Trust
       -------------------------------------------------------------------------
            CurrencyShares British Pound Sterling Trust
       -------------------------------------------------------------------------
            CurrencyShares Canadian Dollar Trust
       -------------------------------------------------------------------------
            CurrencyShares Euro Trust
       -------------------------------------------------------------------------
            CurrencyShares Japanese Yen Trust
       -------------------------------------------------------------------------
            CurrencyShares Mexican Peso Trust
       -------------------------------------------------------------------------
            CurrencyShares Russian Ruble Trust
       -------------------------------------------------------------------------

       -------------------------------------------------------------------------
            CurrencyShares Swedish Krona Trust
       -------------------------------------------------------------------------
            CurrencyShares Swiss Franc Trust
       -------------------------------------------------------------------------
       UN-AFFILIATED UNDERLYING INVESTMENTS
       -------------------------------------------------------------------------
            PowerShares DB G10 Currency Harvest Fund
       -------------------------------------------------------------------------

Underlying funds may include affiliated mutual funds, affiliated and unaffiliated exchange-traded funds, commodity pools, and other pooled investment vehicles. The Fund may also invest in exchange-traded notes and individual securities to complement its investment in the underlying funds or to better manage cash positions.

The underlying funds will be periodically evaluated on their continued ability to deliver strong performance. To maintain the investment integrity of the Fund, alternate underlying funds may be added to obtain exposure to new alternative and non-traditional asset classes or investment strategies, to replace underperforming underlying funds, or to enhance returns.

From time to time, the portfolio managers may also evaluate the possibility of adding additional alternative and non-traditional asset class categories. A new asset class would be added if the fund managers determine that it will help the Fund meet its investment objective.

This fund is not designed for active investors and is intended for long-term investors only.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Alternative Strategies Allocation Fund and its investment in underlying funds are subject to a number of additional risks that may affect the value of its shares, including:

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

CONFLICTS OF INTEREST RISK - The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor may also be responsible for managing affiliated underlying funds.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EMERGING MARKETS RISK - Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

ENERGY SECTOR CONCENTRATION RISK - To the extent that certain of the underlying funds' investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Sector companies also may fluctuate widely in response to such events.

EXCHANGE-TRADED NOTES RISK - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

FIXED INCOME RISK - An underlying fund's investment in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, an underlying fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

FUND OF FUNDS RISK - By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

HIGH YIELD RISK - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

INITIAL PUBLIC OFFERING ("IPO") RISK - The Fund may invest a portion of its assets in securities of companies offering shares in IPOs, which may be more volatile than other securities. In addition, the effect of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. Because the prices of IPO shares frequently are volatile, the Fund may hold IPO shares for a very short period of time, which may result in increased portfolio turnover and increased transactions costs for the Fund. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable effect on prevailing prices. The Fund's investment in IPO shares also may include the securities of unseasoned issuers, which present greater risks than the securities of more established issuers.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - Certain of the underlying funds achieve leveraged exposure to their respective underlying indices through the use of derivative instruments. The more an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since certain of the underlying funds' investment strategies involve consistently applied leverage, the value of an underlying fund's, and thus the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

PORTFOLIO TURNOVER RISK - Certain of the underlying funds' strategies may frequently involve buying and selling portfolio securities to rebalance the underlying fund's exposure to various market sectors. Higher portfolio turnover may result in the underlying fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REAL ESTATE SECTOR CONCENTRATION RISK - To the extend that certain of the underlying funds' investments are concentrated in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Real Estate Sector companies also may fluctuate widely in response to such events.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TAX RISK - Certain of the underlying funds currently gain most of their exposure to the commodities markets by entering into commodity-linked derivative instruments. In order to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Code (as described in more detail in the SAI), the affiliated underlying funds intend to restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of their gross income, but there is no guarantee they will be successful in doing so. See "Tax Information" for more detailed information.

TRACKING ERROR RISK - The Advisor may not be able to cause an underlying fund's performance to match or correlate to that of the underlying fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the underlying fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the underlying fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund for the past year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

------------------------------------------------------------------
The performance information shown below is based on a calendar year.
------------------------------------------------------------------
[Insert Bar Chart]
------------------------------------------------------------------
2009                                                       _____%
------------------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

----------------------------------------------------------------------------------------------------------
                                                                  Past 1                Since Inception
                                                                   Year                    (5/1/2008)
----------------------------------------------------------------------------------------------------------
Alternative Strategies Allocation Fund                            _____%                     _____%
----------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                               _____%                     _____%
----------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
Shares                                                            _____%                     _____%
----------------------------------------------------------------------------------------------------------
Barclay Capital U.S. Aggregate Bond Index (reflects no
deduction for fees, expenses or taxes)                            _____%                     _____%
----------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

This fund is not designed to accommodate frequent trading. For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

GLOBAL MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Global Market Neutral Fund seeks to provide long-term absolute returns regardless of market conditions, while maintaining a low correlation to and mitigating the risks of the global equity market.

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                 None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                           1.20%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                         None
-------------------------------------------------------------------------------------------------------------
Other Expenses
-------------------------------------------------------------------------------------------------------------
   Short Dividend Expense                                                                 ____%
-------------------------------------------------------------------------------------------------------------
   Remaining Other Expenses                                                               ____%
-------------------------------------------------------------------------------------------------------------
Total Other Expenses                                                                      ____%
-------------------------------------------------------------------------------------------------------------
Acquired Fund Fees and Expenses                                                           ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - To accomplish the Global Market Neutral Fund's investment objective, the Fund principally invests in long and short positions of common stock of companies, and related American Depositary Receipts, from all over the world that generally have a minimum market capitalization of $500 million, although the Fund may invest in companies with smaller market capitalizations. The Fund's "absolute return" strategy seeks to deliver, under a variety of market conditions or cycles, positive returns that have low correlation to the performance of the global equity market. In executing this strategy, the Fund's sub-advisor, Security Global Investors, LLC ("SGI") employs risk management techniques designed to reduce or avoid undesirable investment risks. "Absolute return" does not connote either continuously positive returns, non-fluctuating returns or returns greater than those of major global equity market indices. Rather, there may be periods of negative returns (in an absolute sense and/or relation to major global equity market indices) and returns, whether positive or negative, may fluctuate over time, sometimes widely.

The Fund will hold long securities that SGI believes will outperform the market, and will sell short securities expected to underperform the market. The decision to purchase, hold or short a security is primarily driven by a bottom-up fundamental screening process in which SGI focuses on analyzing individual companies rather than the industry in which a company operates or the market as a whole.

The Fund also may invest in initial public offerings, other investment companies, ADRs, and derivative instruments including, but not limited to, futures, swaps and options. The Fund may invest up to 100% of its assets in securities of foreign issuers depending upon market conditions. The Fund also may engage in frequent and active trading of portfolio securities to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Global Market Neutral Fund is subject to a number of additional risks that may affect the value of its shares, including:

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DEPOSITARY RECEIPT RISK - The Funds may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EMERGING MARKETS RISK - Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INITIAL PUBLIC OFFERING ("IPO") RISK - The Fund may invest a portion of its assets in securities of companies offering shares in IPOs, which may be more volatile than other securities. In addition, the effect of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. Because the prices of IPO shares frequently are volatile, the Fund may hold IPO shares for a very short period of time, which may result in increased portfolio turnover and increased transactions costs for the Fund. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable effect on prevailing prices. The Fund's investment in IPO shares also may include the securities of unseasoned issuers, which present greater risks than the securities of more established issuers.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund..

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The Global Market Neutral Fund has not yet commenced operations and therefore, it does not have a performance history.

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. Security Global Investors, LLC serves as the investment sub-adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the two individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MARK KRESS, CFA, Portfolio and Risk Manager - Mr. Kress has been associated with Security Global Investors since 2001.

     o YON PERULLO, CFA, Portfolio and Risk Manager - Mr. Perullo has been associated with Security Global Investors since 2007.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

LONG/SHORT COMMODITIES STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Long/Short Commodities Strategy Fund seeks to provide investment results that match the performance of a specific benchmark that measures trends in the commodity futures markets on a daily basis. The Fund's current benchmark is the JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (the "underlying index" or the "C-IGAR Sigma").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                 None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees of the Fund and Subsidiary                                                1.06%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                         None
-------------------------------------------------------------------------------------------------------------
Other Expenses
-------------------------------------------------------------------------------------------------------------
   Other Expenses of the Fund                                                             ____%
-------------------------------------------------------------------------------------------------------------
   Other Expenses of the Subsidiary                                                       ____%
-------------------------------------------------------------------------------------------------------------
Total Other Expenses                                                                      ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      ____%
-------------------------------------------------------------------------------------------------------------
Fee Reduction                                                                            (____)%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Long/Short Commodities Strategy Fund will invest substantially all of its net assets in futures and commodity-linked instruments whose performance is expected to correspond to that of the underlying index ("synthetic positions"). The underlying index is a quantitative rules-based momentum strategy, which examines commodity price trends and the consistency of those trends and references synthetic long or synthetic short positions in a limited number of commodity constituents. The commodity constituents are drawn from a limited investment universe of 14 components of the S&P GSCI(TM) Excess Return Index (Aluminum, Brent Crude, Copper, Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans, Unleaded Gasoline, Wheat). The underlying index can be long up to seven top-performing constituents and short up to seven of the worst performing constituents. To the extent the Fund's underlying index is concentrated in a particular commodity component the Fund will necessarily be concentrated in that commodity component. The Fund does not seek exposure beyond the exposure provided by the underlying index. More information about the C-IGAR Sigma can be found in this prospectus under the headings, "More Information About the Trust and the Funds - Fund Benchmarks" and "Benchmark Publisher Information," and in the SAI. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. The Fund has adopted a non-fundamental investment policy to not invest 25% or more of the value of its assets in the securities of one or more issuers conducting their principal business activities in the same industry.

The Fund will seek to gain exposure to the underlying index by investing in commodity-linked instruments, including structured notes, exchange-traded funds ("ETFs"), exchange-traded notes ("ETNs"), other pooled investment vehicles that provide exposure to the commodities markets and in commodity-linked derivative investments, including swap agreements, commodity options, futures and options on futures, and equity securities. The Fund also intends to enter into short sales and other similar transactions to track the Fund's underlying index. On certain occasions, the Fund may employ leveraging techniques to match the underlying index. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions. It is expected that affiliates of JPMorgan, the publisher of the Long/Short Commodities Strategy Fund's underlying index, may act as principal or agent in connection with securities and other financial instruments in which the Long/Short Commodities Strategy Fund may invest, including without limitation swaps and structured notes.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

The Fund is not designed for active investors and is intended for long-term investors only.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Long/Short Commodities Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EXCHANGE-TRADED NOTES RISK - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

FIXED INCOME RISK - The Fund's investment in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INDUSTRY CONCENTRATION RISK - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

INVESTMENT IN THE SUBSIDIARY RISK -The Subsidiary is not registered under the Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.

INVESTMENT TECHNIQUE RISK - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

TAX RISK - The Fund currently gains most of its exposure to the commodities markets by entering into commodity-linked derivative instruments. In order to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Code (as described in more detail in the SAI), the Fund intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income, but there is no guarantee it will be successful in doing so. See "Tax Information" for more detailed information.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -The Long/Short Commodities Strategy Fund is new, and therefore, does not have a performance history for a full calendar year.

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund

Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page __ of this prospectus.

MANAGED FUTURES STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator(R) (the "benchmark" or the "S&P DTI").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                 None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees of the Fund and Subsidiary                                                1.06%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                         None
-------------------------------------------------------------------------------------------------------------
Other Expenses
-------------------------------------------------------------------------------------------------------------
   Other Expenses of the Fund                                                             ____%
-------------------------------------------------------------------------------------------------------------
   Other Expenses of the Subsidiary                                                       ____%
-------------------------------------------------------------------------------------------------------------
   Short Dividend Expenses                                                                ____%
-------------------------------------------------------------------------------------------------------------
   Remaining Other Expenses                                                               ____%
-------------------------------------------------------------------------------------------------------------
Total Other Expenses                                                                      ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      ____%
-------------------------------------------------------------------------------------------------------------
Fee Reduction                                                                             (____)%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Managed Futures Strategy Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the benchmark. The benchmark is a diversified composite of commodity and financial futures designed to provide exposure to both up and down major global market price trends. The current components of the benchmark consist of approximately 14 sectors with a total of 24 futures contracts, allocated 50% to financial futures, e.g., interest rates and currencies, and 50% to physical commodities, e.g., energy and metals. The contracts are positioned either long or short (except for the energy sector contracts, which cannot have a short position) based on their prices relative to their moving averages. The Fund will seek to gain exposure to the benchmark by investing in commodity, currency, and financial-linked structured notes, exchange-traded funds and other investment companies that provide exposure to the managed commodities and financial futures markets, and in commodity, currency, and financial-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and equity securities. The Fund also intends to enter into short sales and other similar transactions to track the Fund's benchmark. On certain occasions, the Fund may employ leveraging techniques to match the benchmark. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions. To the extent the Fund's benchmark is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. The Fund has adopted a non-fundamental investment policy to not invest 25% or more of the value of its assets in the securities of one or more issuers conducting their principal business activities in the same industry.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

This fund is not designed for active investors and is intended for long-term investors only.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Managed Futures Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

ENERGY SECTOR CONCENTRATION RISK - To the extent that the Fund's investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Sector companies also may fluctuate widely in response to such events.

FIXED INCOME RISK - The Fund's investment in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets..

INDUSTRY CONCENTRATION RISK - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

INVESTMENT IN THE SUBSIDIARY RISK -The Subsidiary is not registered under the Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.

INVESTMENT TECHNIQUE RISK - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

PRECIOUS METALS SECTOR CONCENTRATION RISK - To the extent that the Fund's investments are concentrated in issuers conducting business in the precious metals sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Precious Metals Sector companies also may fluctuate widely in response to such events.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

TAX RISK - The Fund currently gains most of its exposure to the commodities markets by entering into commodity-linked derivative instruments. In order to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Code (as described in more detail in the SAI), the Fund intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income, but there is no guarantee it will be successful in doing so. See "Tax Information" for more detailed information.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund for the past year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

------------------------------------------------------------------
The performance information shown below is based on a calendar year.
------------------------------------------------------------------
[Insert Bar Chart]
------------------------------------------------------------------
2009                                                       _____%
------------------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-------------------------------------------------------------------------------------------------------------
                                                                  Past 1                Since Inception
                                                                   Year                   (11/7/2008)
-------------------------------------------------------------------------------------------------------------
Managed Futures Strategy Fund                                     _____%                     _____%
-------------------------------------------------------------------------------------------------------------
S&P Diversified Trends Indicator(R) (reflects no
deduction for fees, expenses or taxes)                            _____%                     _____%
-------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

This fund is not designed to accommodate frequent trading. For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

MULTI-HEDGE STRATEGIES FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE - The Multi-Hedge Strategies Fund seeks long-term capital appreciation with less risk than traditional equity funds.

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees of the Fund and Subsidiary                                                      1.15%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses
-------------------------------------------------------------------------------------------------------------
   Short Dividend Expense                                                                       ____%
-------------------------------------------------------------------------------------------------------------
   Remaining Other Expenses                                                                     ____%
-------------------------------------------------------------------------------------------------------------
Total Other Expenses                                                                            ____%
-------------------------------------------------------------------------------------------------------------
Acquired Fund Fees and Expenses                                                                 ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Multi-Hedge Strategies Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds. The allocation to these strategies is based on a proprietary evaluation of their risk and return characteristics. These investment strategies include, but are not limited to:

LONG/SHORT EQUITY - Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets;

EQUITY MARKET NEUTRAL - Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements;

FIXED INCOME STRATEGIES - Pursuant to a fixed income long and short investment strategies, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; and leveraging long and short positions in securities that are related mathematically or economically;

MERGER ARBITRAGE - Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition; and

GLOBAL MACRO - Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions.

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including small, mid, and large-capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts ("ADRs"), exchange-traded funds, and corporate debt. The Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. The Fund has adopted a non-fundamental investment policy to not invest 25% or more of the value of its assets in the securities of one or more issuers conducting their principal business activities in the same industry.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

This fund is not designed for active investors and is intended for long-term investors only.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Multi-Hedge Strategies Fund is subject to a number of additional risks that may affect the value of its shares, including:

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EMERGING MARKETS RISK - Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FIXED INCOME RISK -The Fund's investment in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

HIGH YIELD RISK - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

INVESTMENT IN THE SUBSIDIARY RISK -The Subsidiary is not registered under the Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

------------------------------------------------------------------
The performance information shown below is based on a calendar year.
------------------------------------------------------------------
[Insert Bar Chart]
------------------------------------------------------------------
2006                                                        6.64%
------------------------------------------------------------------
2007                                                        3.84%
------------------------------------------------------------------
2008                                                      -18.72%
------------------------------------------------------------------
2009                                                       _____%
------------------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-------------------------------------------------------------------------------------------------------------
                                                                  Past 1                Since Inception
                                                                   Year                   (11/29/2005)
-------------------------------------------------------------------------------------------------------------
Multi-Hedge Strategies Fund                                       _____%                     _____%
-------------------------------------------------------------------------------------------------------------
HFRX Global Hedge Fund Index (reflects no deduction for
fees, expenses or taxes)                                          _____%                     _____%
--------------------------------------------------------- ------------------------ --------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

This fund is not designed to accommodate frequent trading. For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

ALL-ASSET CONSERVATIVE STRATEGY FUND
(FORMERLY, ESSENTIAL PORTFOLIO CONSERVATIVE FUND)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The All-Asset Conservative Strategy Fund's objective is to primarily seek preservation of capital and, secondarily, to seek long-term growth of capital.

The Fund may be appropriate for investors who:

     o    Have an low risk tolerance

     o    Primarily seek preservation of capital from their investment


FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 None
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Acquired Fund Fees and Expenses                                                                 ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The All-Asset Conservative Strategy Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a conservative allocation to underlying funds that invest in stocks, and a greater allocation to underlying funds that invest in bonds and money market securities as compared to other Asset Allocation Funds. Please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds and unless otherwise noted, each underlying fund listed below is a series of the Trust:

     o Domestic Equity Funds: S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, Mid-Cap 1.5x Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, Nova Fund, Russell 2000(R) 1.5x Strategy Fund, Rydex Series Funds Russell 2000(R) Fund, Rydex Series Funds S&P 500 Fund, All-Cap Opportunity Fund, S&P SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Security Equity Fund Large Cap Value Fund, Security Equity Fund, Large Cap Growth, Security Equity Fund Mid Cap Vallue Fund, Security Equity Fund Mid Cap Growth Fund, Security Equity Fund Small Cap Value Fund and Security Equity Fund Small Cap Growth Fund.

     o Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, Rydex Series Funds High Yield Strategy Fund, Security Income Fund High Yield Series, Security Income Fund U.S. Intermediate Bond Series and U.S. Government Money Market Fund

     o International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, and International Opportunity Fund

     o Alternative Investment and Specialty Funds: Multi-Hedge Strategies Fund, Commodities Strategy Fund, Managed Futures Strategy Fund, Real Estate Fund, Rydex Series Funds Global 130/30 Strategy Fund, and Rydex Series Funds Global Market Neutral Fund and Long/Short Commodities Strategy Fund

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

This fund is not designed for active investors and is intended for long-term investors only.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the All-Asset Conservative Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

CONFLICTS OF INTEREST RISK - The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor may also be responsible for managing affiliated underlying funds.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to an underlying fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CREDIT RISK - The Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

CURRENCY RISK - Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EMERGING MARKETS RISK - Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

ENERGY SECTOR CONCENTRATION RISK - To the extent that certain of the underlying funds' investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Sector companies also may fluctuate widely in response to such events.

EXCHANGE-TRADED NOTES RISK ("ETNs") - Certain of the underlying funds may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An underlying fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

FIXED INCOME RISK - An underlying fund's investment in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, an underlying fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN ISSUER EXPOSURE RISK - Certain of the underlying funds may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

FUND OF FUNDS RISK - By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - Because a significant portion of the assets of certain of the underlying funds are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union
(EMU).

GEOGRAPHIC CONCENTRATION IN JAPAN RISK - Targeting Japan could hurt certain of the underlying funds performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK - Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities

INCOME RISK - Income Risk involves the potential for decline in certain of the underlying funds' yield (the rate of dividends the underlying fund pays) in the event of declining interest rates.

INDUSTRY CONCENTRATION RISK - The risk of concentrating certain of the underlying funds' investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not have exposure to concentrated investments.

INTEREST RATE RISK - The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

INVESTMENT IN THE SUBSIDIARY RISK - Certain of the underlying funds may each invest in wholly-owned controlled Cayman Islands subsidiaries (each a "Subsidiary" and together, the "Subsidiaries"). The Subsidiaries are not registered under the Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, are not subject to all of the investor protections of the Investment Company Act of 1940. Thus, certain of the underlying funds, as investors in the Subsidiaries, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which certain of the underlying funds and the Subsidiaries, respectively, are organized, could result in the inability of the underlying funds and/or the Subsidiaries to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.

INVESTMENT TECHNIQUE RISK - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

ISSUER SPECIFIC RISK - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Fund to decrease.

LARGE-CAPITALIZATION SECURITIES RISK - Certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - Certain of the underlying funds achieve leveraged exposure to their respective underlying indices through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since certain of the underlying funds' investment strategies involve consistently applied leverage, the value of the underlying fund's shares will tend to increase or decrease more than the value of any increase or decrease in their benchmarks. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

REAL ESTATE SECTOR CONCENTRATION RISK - To the extent that certain of the underlying funds' investments are concentrated in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Real Estate Sector companies also may fluctuate widely in response to such events.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect certain of the underlying funds' ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects

STABLE PRICE PER SHARE RISK - Certain of the underlying funds may be subject to Stable Price per Share Risk. Certain of the underlying funds' assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of $1.00 per share. Although the underlying fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained and it is possible to lose money.

TAX RISK - Certain of the underlying funds currently gain most of their exposure to the commodities markets by entering into commodity-linked derivative instruments. In order to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Code (as described in more detail in the SAI), the affiliated underlying funds intend to restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of their gross income, but there is no guarantee they will be successful in doing so. See "Tax Information" for more detailed information.

TRACKING ERROR RISK - The Advisor may not be able to cause an underlying fund's performance to match or correlate to that of the underlying fund's, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the underlying fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the underlying fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

------------------------------------------------------------------
The  performance  information  shown below is based on a calendar year.
------------------------------------------------------------------
[Insert Bar Chart]
------------------------------------------------------------------
2007                                                        6.45%
------------------------------------------------------------------
2008                                                      -10.83%
------------------------------------------------------------------
2009                                                       _____%
------------------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

--------------------------------------------------------------------------------------------------------------------
                                                                           Past 1               Since Inception
                                                                            Year                 (10/27/2006)
--------------------------------------------------------------------------------------------------------------------
All-Asset Conservative Strategy Fund                                       _____%                   _____%
--------------------------------------------------------------------------------------------------------------------
Synthetic All-Asset Conservative Strategy Benchmark* (reflects
no deduction for fees, expenses or taxes)                                  _____%                   _____%
--------------------------------------------------------------------------------------------------------------------
Synthetic Essential Portfolio Conservative Benchmark** (reflects
no deduction for fees, expenses or taxes)                                  _____%                   _____%
--------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index** (reflects no deduction for fees, expenses or
taxes)                                                                     _____%                   _____%
--------------------------------------------------------------------------------------------------------------------

* Effective June 23, 2009 the composition of the benchmark was changed to 32/8/60 ratio of the performance of the Russell 3000(R) Index, the MSCI EAFE Index(R) and the Barclays Capital U.S. Aggregate Bond Index. The Russell 3000 Index is composed of the largest 3000 U.S. companies ranked by total market capitalization, representing 98% of the U.S. investable equity market. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Barclays Capital U.S. Aggregate Bond Index covers the U.S. Dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The Barclays Capital U.S. Aggregate Bond Index is a component of the U.S. Universal Index in its entirety. The index was created in 1986, with index history backfilled to January 1, 1976. The compositions of the comparative benchmarks were changed because the Advisor believes that the changes to these benchmarks are the most appropriate benchmarks to be used for comparative purposes given the investment strategies of the Funds.

** Prior to June 23, 2009 the Benchmark reflects a 40/60 ratio of the performance of the S&P 500 Index and the Barclays Capital Aggregate Bond Index (formerly, the Lehman Aggregate Bond Index). The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. The Lehman Aggregate Bond Index measures the performance of the total United States investment grade bond market, which includes investment grade U.S. Treasury bonds, government related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale n the United States. Returns reflect no deduction for fees, expenses or taxes.

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

This fund is not designed to accommodate frequent trading. For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

ALL-ASSET MODERATE STRATEGY FUND
(FORMERLY, ESSENTIAL PORTFOLIO MODERATE FUND)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The All-Asset Moderate Strategy Fund's objective is to primarily seek growth of capital and, secondarily, to seek preservation of capital.

The Fund may be appropriate for investors who:

     o    Have a moderate risk tolerance

     o    Primarily seek growth from their investment

     o Are willing to assume some short-term price fluctuations in exchange for potentially higher returns over time

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 None
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Acquired Fund Fees and Expenses                                                                 ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The All-Asset Moderate Strategy Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a moderate allocation to underlying funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other Asset Allocation Funds. Please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.


The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds and unless otherwise noted, each underlying fund listed below is a series of the Trust:

     o Domestic Equity Funds: Russell 2000(R) 2x Strategy Fund, S&P 500 2x Strategy Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, Mid-Cap 1.5x Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, NASDAQ-100(R) Fund, Nova Fund, Russell 2000(R) 1.5x Strategy Fund, Rydex Series Funds Russell 2000(R) Fund, Rydex Series Funds S&P 500 Fund, All-Cap Opportunity Fund, S&P SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Security Equity Fund Large Cap Value Fund, Security Equity Fund, Large Cap Growth, Security Equity Fund Mid Cap Vallue Fund, Security Equity Fund Mid Cap Growth Fund, Security Equity Fund Small Cap Value Fund and Security Equity Fund Small Cap Growth Fund.

     o Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, Rydex Series Funds High Yield Strategy Fund, Security Income Fund High Yield Series, Security Income Fund U.S. Intermediate Bond Series and U.S. Government Money Market Fund

     o International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, and International Opportunity Fund

     o Alternative Investment and Specialty Funds: Multi-Hedge Strategies Fund, Commodities Strategy Fund, Managed Futures Strategy Fund, Real Estate Fund, Long/Short Commodities Strategy Fund, Rydex Series Funds Global 130/30 Strategy Fund, and Rydex Series Funds Global Market Neutral Fund

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

This fund is not designed for active investors and is intended for long-term investors only.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the All-Asset Moderate Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

CONFLICTS OF INTEREST RISK - The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor may also be responsible for managing affiliated underlying funds.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to an underlying fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CREDIT RISK - The Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

CURRENCY RISK - Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.


DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EMERGING MARKETS RISK - Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

ENERGY SECTOR CONCENTRATION RISK - To the extent that certain of the underlying funds' investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Sector companies also may fluctuate widely in response to such events.

EXCHANGE-TRADED NOTES RISK ("ETNs") - Certain of the underlying funds may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An underlying fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If an underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

FIXED INCOME RISK - An underlying fund's investment in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, an underlying fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN ISSUER EXPOSURE RISK - Certain of the underlying funds may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

FUND OF FUNDS RISK - By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - Because a significant portion of the assets of certain of the underlying funds are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union
(EMU).

GEOGRAPHIC CONCENTRATION IN JAPAN RISK - Targeting Japan could hurt certain of the underlying funds performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK - Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

INCOME RISK - Income Risk involves the potential for decline in certain of the underlying funds' yield (the rate of dividends the underlying fund pays) in the event of declining interest rates.

INDUSTRY CONCENTRATION RISK - The risk of concentrating certain of the underlying funds' investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not have exposure to concentrated investments.

INTEREST RATE RISK - The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

INVESTMENT IN THE SUBSIDIARY RISK - Certain of the underlying funds may each invest in wholly-owned controlled Cayman Islands subsidiaries (each a "Subsidiary" and together, the "Subsidiaries"). The Subsidiaries are not registered under the Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, are not subject to all of the investor protections of the Investment Company Act of 1940. Thus, certain of the underlying funds, as investors in the Subsidiaries, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which certain of the underlying funds and the Subsidiaries, respectively, are organized, could result in the inability of the underlying funds and/or the Subsidiaries to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.

INVESTMENT STYLE RISK - The Fund may invest in certain underlying funds that are subject to Investment Style Risk. An underlying fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the underlying fund, and thus the Fund, to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

INVESTMENT TECHNIQUE RISK - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

ISSUER SPECIFIC RISK - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Fund to decrease.

LARGE-CAPITALIZATION SECURITIES RISK - Certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - Certain of the underlying funds achieve leveraged exposure to their respective underlying indices through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since certain of the underlying funds' investment strategies involve consistently applied leverage, the value of the underlying fund's shares will tend to increase or decrease more than the value of any increase or decrease in their benchmarks. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

REAL ESTATE SECTOR CONCENTRATION RISK - To the extend that certain of the underlying funds' investments are concentrated in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Real Estate Sector companies also may fluctuate widely in response to such events.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

STABLE PRICE PER SHARE RISK - Certain of the underlying funds are subject to Stable Price Per Share Risk. Certain of the underlying funds' assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of $1.00 per share. Although the underlying fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money.

TAX RISK - Certain of the underlying funds currently gain most of their exposure to the commodities markets by entering into commodity-linked derivative instruments. In order to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Code (as described in more detail in the SAI), the affiliated underlying funds intend to restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of their gross income, but there is no guarantee they will be successful in doing so. See "Tax Information" for more detailed information.

TECHNOLOGY SECTOR CONCENTRATION RISK - To the extent that certain of the underlying funds' investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Sector companies also may fluctuate widely in response to such events.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match or correlate to that of an underlying fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between an underlying fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the underlying fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

------------------------------------------------------------------
The performance information shown below is based on a calendar year.
------------------------------------------------------------------
[Insert Bar Chart]
------------------------------------------------------------------
2007                                                        6.56%
------------------------------------------------------------------
2008                                                      -17.58%
------------------------------------------------------------------
2009                                                       _____%
------------------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

------------------------------------------------------------------------------------------------------------------
                                                                           Past 1               Since Inception
                                                                            Year                 (10/27/2006)
------------------------------------------------------------------------------------------------------------------
All-Asset Moderate Strategy Fund                                           _____%                   _____%
------------------------------------------------------------------------------------------------------------------
Synthetic All-Asset Moderate Strategy Benchmark* (reflects no
deduction for fees, expenses or taxes)                                     _____%                   _____%
------------------------------------------------------------------------------------------------------------------
Synthetic Essential Portfolio Moderate Benchmark** (reflects no
deduction for fees, expenses or taxes)                                     _____%                   _____%
------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index** (reflects no deduction for fees, expenses or
taxes)                                                                     _____%                   _____%
------------------------------------------------------------------------------------------------------------------

* Effective June 23, 2009 the composition of the benchmark was changed to 48/12/40 ratio of the performance of the Russell 3000(R) Index, the MSCI EAFE Index(R) and the Barclays Capital U.S. Aggregate Bond Index. The Russell 3000 Index is composed of the largest 3000 U.S. companies ranked by total market capitalization, representing 98% of the U.S. investable equity market. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Barclays Capital U.S. Aggregate Bond Index covers the U.S. Dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The Barclays Capital U.S. Aggregate Bond Index is a component of the U.S. Universal Index in its entirety. The index was created in 1986, with index history backfilled to January 1, 1976. The compositions of the comparative benchmarks were changed because the Advisor believes that the changes to these benchmarks are the most appropriate benchmarks to be used for comparative purposes given the investment strategies of the Funds.

** Prior to June 23, 2009 the Benchmark reflects a 60/40 ratio of the performance of the S&P 500 Index and the Barclays Capital Aggregate Bond Index (formerly, the Lehman Aggregate Bond Index). The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. The Lehman Aggregate Bond Index measures the performance of the total United States investment grade bond market, which includes investment grade U.S. Treasury bonds, government related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale n the United States. Returns reflect no deduction for fees, expenses or taxes.

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

This fund is not designed to accommodate frequent trading. For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

ALL-ASSET AGGRESSIVE STRATEGY FUND
(FORMERLY, ESSENTIAL PORTFOLIO AGGRESSIVE FUND)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The All-Asset Aggressive Strategy Fund's objective is to primarily seek growth of capital.

The Fund may be appropriate for investors who:

     o    Have an aggressive risk tolerance

     o    Primarily seek growth from their investment

     o Seek to maximize long-term returns with the ability to accept possible significant short or long-term losses

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 None
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Acquired Fund Fees and Expenses                                                                 ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The All-Asset Aggressive Strategy Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have an aggressive allocation to underlying funds that invest in stocks, and a lower allocation to underlying funds that invest in bonds as compared to other Asset Allocation Funds. Please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds and unless otherwise noted, each underlying fund listed below is a series of the Trust:

     o Domestic Equity Funds: NASDAQ-100(R) 2x Strategy Fund, Nova Fund, Russell 2000(R) 2x Strategy Fund, S&P 500 2x Strategy Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, Mid-Cap 1.5x Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, Russell 2000(R) 1.5x Strategy Fund, Rydex Series Funds Russell 2000(R) Fund, Rydex Series Funds S&P 500 Fund, All-Cap Opportunity Fund, S&P SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Security Equity Fund Large Cap Value Fund, Security Equity Fund, Large Cap Growth, Security Equity Fund Mid Cap Vallue Fund, Security Equity Fund Mid Cap Growth Fund, Security Equity Fund Small Cap Value Fund and Security Equity Fund Small Cap Growth Fund.

     o Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, Rydex Series Funds High Yield Strategy Fund, Security Income Fund High Yield Series, Security Income Fund U.S. Intermediate Bond Series and U.S. Government Money Market Fund

     o International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, and International Opportunity Fund

     o Alternative Investment and Specialty Funds: Multi-Hedge Strategies Fund, Commodities Strategy Fund, Managed Futures Strategy Fund, Real Estate Fund, Long/Short Commodities Strategy Fund, Rydex Series Funds Global 130/30 Strategy Fund, and Rydex Series Funds Global Market Neutral Fund

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

This fund is not designed for active investors and is intended for long-term investors only.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the All-Asset Aggressive Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

CONFLICTS OF INTEREST RISK - The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor may also be responsible for managing affiliated underlying funds.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to an underlying fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CREDIT RISK - The Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

CURRENCY RISK - Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EMERGING MARKETS RISK - Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor..

ENERGY SECTOR CONCENTRATION RISK - To the extent that certain of the underlying funds' investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Sector companies also may fluctuate widely in response to such events.

EXCHANGE-TRADED NOTES RISK ("ETNs") - Certain of the underlying funds may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An underlying fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If an underlying fund's must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

FIXED INCOME RISK - An underlying fund's investment in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, an underlying fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN ISSUER EXPOSURE RISK - Certain of the underlying funds may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

FUND OF FUNDS RISK - By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - Because a significant portion of the assets of certain of the underlying funds are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union
(EMU).

GEOGRAPHIC CONCENTRATION IN JAPAN RISK - Targeting Japan could hurt certain of the underlying funds' performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK - Certain of the underlying funds' may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

INCOME RISK - Income Risk involves the potential for decline in certain of the underlying funds' yield (the rate of dividends the underlying fund pays) in the event of declining interest rates.

INDUSTRY CONCENTRATION RISK - The risk of concentrating certain of the underlying funds' investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not have exposure to concentrated investments.

INTEREST RATE RISK - The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

INVESTMENT IN THE SUBSIDIARY RISK - Certain of the underlying funds may each invest in wholly-owned controlled Cayman Islands subsidiaries (each a "Subsidiary" and together, the "Subsidiaries"). The Subsidiaries are not registered under the Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, are not subject to all of the investor protections of the Investment Company Act of 1940. Thus, certain of the underlying funds, as investors in the Subsidiaries, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which certain of the underlying funds and the Subsidiaries, respectively, are organized, could result in the inability of the underlying funds and/or the Subsidiaries to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.

INVESTMENT STYLE RISK - The Fund may invest in certain underlying funds that are subject to Investment Style Risk. An underlying fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the underlying fund, and thus the Fund, to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

INVESTMENT TECHNIQUE RISK - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

ISSUER SPECIFIC RISK - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Fund to decrease.

LARGE-CAPITALIZATION SECURITIES RISK - Certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - Certain of the underlying funds achieve leveraged exposure to their respective underlying indices through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since certain of the underlying funds' investment strategies involve consistently applied leverage, the value of the underlying fund's shares will tend to increase or decrease more than the value of any increase or decrease in their benchmarks. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

REAL ESTATE SECTOR CONCENTRATION RISK - To the extend that certain of the underlying funds' investments are concentrated in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Real Estate Sector companies also may fluctuate widely in response to such events.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

STABLE PRICE PER SHARE RISK - Certain of the underlying funds are subject to Stable Price Per Share Risk. Certain of the underlying funds' assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of $1.00 per share. Although the underlying fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money.

TAX RISK - Certain of the underlying funds currently gain most of their exposure to the commodities markets by entering into commodity-linked derivative instruments. In order to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Code (as described in more detail in the SAI), the affiliated underlying funds intend to restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of their gross income, but there is no guarantee they will be successful in doing so. See "Tax Information" for more detailed information.

TECHNOLOGY SECTOR CONCENTRATION RISK - To the extent that certain of the underlying funds' investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Sector companies also may fluctuate widely in response to such events.

TRACKING ERROR RISK - The Advisor may not be able to cause an underlying fund's performance to match or correlate to that of the underlying fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the underlying fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the underlying fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

------------------------------------------------------------------
The performance information shown below is based on a calendar year.
------------------------------------------------------------------
[Insert Bar Chart]
------------------------------------------------------------------
2007                                                        6.64%
------------------------------------------------------------------
2008                                                      -25.04%
------------------------------------------------------------------
2009                                                       _____%
------------------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

---------------------------------------------------------------------------------------------------------------------
                                                                           Past 1               Since Inception
                                                                            Year                 (10/27/2006)
---------------------------------------------------------------------------------------------------------------------
All-Asset Aggressive Strategy Fund                                         _____%                   _____%
---------------------------------------------------------------------------------------------------------------------
Synthetic All-Asset Aggressive Strategy Benchmark* (reflects no
deduction for fees, expenses or taxes)                                     _____%                   _____%
---------------------------------------------------------------------------------------------------------------------
Synthetic Essential Portfolio Aggressive Benchmark** (reflects
no deduction for fees, expenses or taxes)                                  _____%                   _____%
---------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index** (reflects no deduction for fees, expenses or
taxes)                                                                     _____%                   _____%
---------------------------------------------------------------------------------------------------------------------

* Effective June 23, 2009 the composition of the benchmark was changed to 64/16/20 ratio of the performance of the Russell 3000(R) Index, the MSCI EAFE Index(R) and the Barclays Capital U.S. Aggregate Bond Index. The Russell 3000 Index is composed of the largest 3000 U.S. companies ranked by total market capitalization, representing 98% of the U.S. investable equity market. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Barclays Capital U.S. Aggregate Bond Index covers the U.S. Dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The Barclays Capital U.S. Aggregate Bond Index is a component of the U.S. Universal Index in its entirety. The index was created in 1986, with index history backfilled to January 1, 1976. The compositions of the comparative benchmarks were changed because the Advisor believes that the changes to these benchmarks are the most appropriate benchmarks to be used for comparative purposes given the investment strategies of the Funds.

** Prior to June 23, 2009 the Benchmark reflects a 80/20 ratio of the performance of the S&P 500 Index and the Barclays Capital Aggregate Bond Index (formerly, the Lehman Aggregate Bond Index). The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. The Lehman Aggregate Bond Index measures the performance of the total United States investment grade bond market, which includes investment grade U.S. Treasury bonds, government related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale n the United States. Returns reflect no deduction for fees, expenses or taxes.

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since it was founded in 1993.

     o MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with Rydex Investments since 2000.

     o RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.

This fund is not designed to accommodate frequent trading. For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Rydex U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                                                       None
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.50%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                                               None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  ____%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            ____%
-------------------------------------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 YEAR              3 YEARS              5 YEARS            10 YEARS
--------------------------------------------------------------------------------
        $----               $----                $----               $----
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Rydex U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in 2a-7 eligible securities, including, but not limited to Eurodollar Time Deposits, securities issued by the International Bank for Reconstruction and Development (the World
Bank), and high-quality commercial paper certificates of deposit, and short-term corporate bonds. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities issued by the U.S. government. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the U.S. Government Money Market Fund is subject to a number of additional risks that may affect the value of its shares, including:

CREDIT RISK - The Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

INCOME RISK - Income Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

INTEREST RATE RISK - The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

STABLE PRICE PER SHARE RISK - The Fund is subject to Stable Price Per Share Risk. The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money. The Fund is not a bank deposit and is not federally insured or guaranteed by any government agency or guaranteed to achieve its objective.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


------------------------------------------------------------------
The performance information shown below is based on a calendar year.
------------------------------------------------------------------
[Insert Bar Chart]
------------------------------------------------------------------
2000                                                        5.20%
------------------------------------------------------------------
2001                                                        2.77%
------------------------------------------------------------------
2002                                                        0.47%
------------------------------------------------------------------
2003                                                        0.01%
------------------------------------------------------------------
2004                                                        0.23%
------------------------------------------------------------------
2005                                                        2.00%
------------------------------------------------------------------
2006                                                        3.82%
------------------------------------------------------------------
2007                                                        3.90%
------------------------------------------------------------------
2008                                                        1.14%
------------------------------------------------------------------
2009                                                       _____%
------------------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

-----------------------------------------------------------------------------------------------------------------------------
                                                                   Past 1
                                                                    Year           Past 5 Years        Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund                                   _____%             _____%              _____%
-----------------------------------------------------------------------------------------------------------------------------

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

PURCHASE AND SALE OF FUND SHARES
--------------------------------------------------------------------------------

Shares of the Fund are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayment, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day. All redemption requests will be processed and payment with respect thereto will be made within seven days after tender.

TAX INFORMATION
--------------------------------------------------------------------------------

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account. For additional information about taxes, see "Dividends, Distributions and Taxes" below.

MORE INFORMATION ABOUT THE TRUST AND THE FUNDS
--------------------------------------------------------------------------------

Rydex Variable Trust (the "Trust") is a Delaware business trust offering a number of professionally managed investment portfolios ("funds") that are grouped into several categories according to each fund's investment strategy. This Prospectus describes shares of the following funds (each a "Fund" and together, the "Funds" or "Rydex|SGI Funds") which are grouped into the following categories:

DOMESTIC EQUITY FUNDS - Dow 2x Strategy Fund, NASDAQ-100(R) 2x Strategy Fund, Russell 2000(R) 2x Strategy Fund, S&P 500 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Inverse NASDAQ-100(R) 2x Strategy Fund, Inverse Russell 2000(R) 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, Inverse Russell 2000(R) Strategy Fund, Inverse S&P 500 Strategy Fund, Mid-Cap 1.5x Strategy Fund, Multi-Cap Core Equity Fund, Nova Fund, NASDAQ-100(R) Fund, Russell 2000(R) Fund, Russell 2000(R) 1.5x Strategy Fund, S&P 500 Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, S&P SmallCap 600 Pure Growth Fund, and S&P SmallCap 600 Pure Value Fund

SECTOR FUNDS - Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, and Utilities Fund

INTERNATIONAL EQUITY FUNDS - Europe 1.25x Strategy Fund and Japan 2x Strategy
Fund

SPECIALTY FUNDS - Commodities Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund and Real Estate Fund

OPPORTUNISTIC FUNDS - All-Cap Opportunity Fund and International Opportunity
Fund

FIXED INCOME FUNDS - Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund

ALTERNATIVE FUNDS -,Alternative Strategies Allocation Fund, Global Market Neutral Fund, Long/Short Commodities Strategy Fund, Managed Futures Strategy Fund, Multi-Hedge Strategies Fund

ASSET ALLOCATION FUNDS - All-Asset Aggressive Strategy Fund, All-Asset Moderate Strategy Fund and All-Asset Conservative Strategy Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

Shares of the Funds are available primarily for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

INVESTMENT OBJECTIVES

The investment objective of each Fund (except for the U.S. Government Money Market Fund) is non-fundamental and may be changed without shareholder approval.

DOW 2X STRATEGY, NASDAQ-100 2X STRATEGY, RUSSELL 2000 2X STRATEGY, S&P 500 2X STRATEGY AND STRENGTHENING DOLLAR 2X STRATEGY FUNDS. If the Funds meet their respective investment objectives, the value of the Funds' shares will tend to increase on a daily basis by 200% of any increase in the value of a Fund's underlying index (e.g., if the index goes up by 5% ,the value of the Fund's shares should go up by 10% on that day). When the value of a Fund's underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

INVERSE DOW 2X STRATEGY, INVERSE NASDAQ-100 2X STRATEGY, INVERSE RUSSELL 2000 2X STRATEGY, INVERSE S&P 500 2X STRATEGY AND WEAKENING DOLLAR 2X STRATEGY FUNDS. If the Funds meet their respective investment objectives, the value of the Funds' shares will tend to increase on a daily basis by 200% of any decrease in the value of a Fund's underlying index (e.g., if the value of a Fund's underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day).When the value of a Fund's underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the value of the underlying index (e.g., if the value of the Fund's underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

INVERSE MID-CAP STRATEGY, INVERSE NASDAQ-100(R) STRATEGY, INVERSE RUSSELL 2000(R) STRATEGY AND INVERSE S&P 500 STRATEGY FUNDS. If the Funds meet their respective investment objectives, the value of the Funds' shares will tend to increase during times when the value of a Fund's underlying index is decreasing. When the value of a Fund's underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

MID-CAP 1.5X STRATEGY, RUSSELL 2000(R) 1.5X STRATEGY AND EUROPE 1.25X STRATEGY FUND. If the Funds meet theiR respective investment objectives, the value of the Funds' shares will tend to increase during times when the performance of a Fund's underlying index is increasing. When the value of a Fund's underlying index is decreasing, the value of the Fund's shares will tend to decrease.

NOVA FUND. If the Fund meets its investment objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

NASDAQ-100(R), RUSSELL 2000(R), S&P 500, S&P 500 PURE GROWTH, S&P 500 PURE VALUE, S&P MIDCAP 400 PURE GROWTH, S&P MIDCAP 400 PURE VALUE, S&P SMALLCAP 600 PURE GROWTH, S&P SMALLCAP 600 PURE VALUE, COMMODITIES STRATEGY FUND, LONG/SHORT COMMODITIES STRATEGY FUND AND MANAGED FUTURES STRATEGY FUND. If the Funds meet their respective investment objectives, the value of the Funds' shares will tend to increase on a daily basis by the percentage of any increase in the value of a Fund's underlying index or benchmark. When the value of a Fund's underlying index or benchmark declines, the value of the Fund's shares should also decrease on a daily basis by the percentage of the decrease in value of the underlying index or benchmark.

JAPAN 2X STRATEGY FUND. If the Fund meets its investment objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (e.g., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

GOVERNMENT LONG BOND 1.2X STRATEGY FUND. If the Fund meets its investment objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

INVERSE GOVERNMENT LONG BOND STRATEGY FUND. If the Fund meets its investment objective, the value of the Fund's shares will tend to increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

INVERSE HIGH YIELD STRATEGY FUND. If the Fund meets its investment objective, the value of the Fund's shares will tend to increase during times when the value of the high yield bond market, as a whole, is decreasing. When the value of the high yield bond market is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the value of the high yield bond market increases by 5%, the value of the Fund's shares should decrease by 5% on that day).

INVESTMENT STRATEGIES

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Multi-Cap Core Equity Fund, All-Cap Opportunity Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Strategies Allocation Fund, and Asset Allocation Funds, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments. The Alternative Strategies Allocation Fund and each of the Asset Allocation Funds may, but will not necessarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy, if employed, could result in lower return and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, the Alternative Strategies Allocation Fund and each of the Asset Allocation Funds may not achieve its respective investment objective.

DOMESTIC EQUITY FUNDS (EXCEPT FOR THE MULTI-CAP CORE EQUITY FUND), INTERNATIONAL EQUITY FUNDS, SPECIALTY FUNDS (EXCEPT FOR THE REAL ESTATE FUND), FIXED INCOME FUNDS (EXCEPT FOR THE HIGH YIELD STRATEGY FUND AND INVERSE HIGH YIELD STRATEGY
FUND), LONG/SHORT COMMODITIES STRATEGY FUND AND MANAGED FUTURES STRATEGY FUND. In managing the Funds, the Advisor uses a "passive" investment strategy to manage each Fund's portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor's primary objective for the Funds is to match or correlate with the performance of each Fund's underlying index or other benchmark as closely as possible. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

The following Funds -- Dow 2x Strategy Fund, NASDAQ-100(R) 2x Strategy Fund, Russell 2000(R) 2x Strategy Fund, S&P 500 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Inverse NASDAQ-100(R) 2x Strategy Fund, Inverse Russell 2000(R) 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Nova Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund -- are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures contracts and options on securities, futures contracts, and stock indices, and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse Dow 2x Strategy Fund, Inverse NASDAQ-100(R) 2x Strategy Fund, Inverse Russell 2000(R) 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, Inverse Russell 2000(R) Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Government Long Bond Strategy Fund and Weakening Dollar 2x Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective underlying indices.

It is expected that affiliates of JPMorgan, the publisher of the Long/Short Commodities Strategy Fund's underlying index, may act as principal or agent in connection with securities and other financial instruments in which the Long/Short Commodities Strategy Fund may invest, including without limitation swaps and structured notes.

MULTI-CAP CORE EQUITY FUND. The Advisor manages the Fund using quantitative investment strategies. This quantitative investment approach relies on financial models and computer databases to assist in the allocation of assets and selection of securities. The Fund's investments are allocated into "capitalization specific" segments of the U.S. equity market. These segments are designed to cover the large-cap, mid-cap and small-cap segments of the market. The Advisor generally considers the largest 200 companies to represent the large-cap segment, the next largest 800 companies to represent the mid-cap segment and the smallest 2,000 companies to represent the small-cap segment. The Advisor generally allocates the Fund's investments equally among the size segments and rebalances periodically using a quantitative methodology designed to maintain its target allocations.

In selecting Fund investments, the Advisor considers a universe of approximately 3,000 securities eligible for purchase, representing approximately 98% of the total capitalization of the U.S. equity market. The Advisor uses a quantitative investment approach to select securities using a set of factors ("the Model") that it believes are indicative of future returns. These include value and growth factors such as relative price-to-book ratios and free-cash flow growth measures, respectively. The factors are intended to complement each other and to generate more consistent positive returns. The Advisor believes that each factor offers a unique perspective that when combined with the other factors considered offers insight into security selection that is greater than any one singular view. Securities are evaluated within each of the three size segments and compared to their appropriate peers in order to mitigate bias in the investment process. When constructing the portfolio, the Advisor considers the security's relative attractiveness according to the Model, its relative contribution to the portfolio's risk, and its ability to reduce or hedge unwanted risks.

SECTOR AND REAL ESTATE FUNDS. In managing the Sector and Real Estate Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector using Global Industry Classification Standard (GICS) codes. The Advisor then employs a quantitative screen to ensure minimum capitalization and liquidity standards. The resulting portfolio is weighted to meet diversification standards and to generate returns respective of that sector. The Advisor monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector and Real Estate Funds to ensure that each Fund remains a valid representation of its sector.

ALL-CAP OPPORTUNITY FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2,000 securities are eligible for purchase from the industry buy lists. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of volatility in the top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. As discussed above, the Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

INTERNATIONAL OPPORTUNITY FUND. The Advisor manages the Fund primarily through the implementation of a quantitative model generated by Valu-Trac, the Fund's Sub-Advisor. The Sub-Advisor's model applies a set of factors to the countries included in the Index that it believes are indicative of the future value and growth of developed market countries and their respective currencies to determine those countries that have the most desirable risk and return profiles. The model then overweights those countries with the most promising risk and return profiles in an effort to achieve returns in excess of those of the Index, while attempting to manage the risk of the Fund's portfolio. The result is a recommended asset allocation among those countries that provide the best opportunity to capture the desired risk and return profile. The factors used by the Sub-Advisor are derived from quantifiable data, such as free cash earnings, interest rate movement, technical indicators, such as growth and inflation rates, and central bank monetary policy. On at least a monthly basis, the Sub-Advisor, using the model, applies the factors to the countries included in the Index to generate a ranking of those countries that demonstrate the greatest potential for return. The portfolio rebalance process takes into account the return potential and rotates the Fund's exposure from less attractive countries to more attractive countries while also managing the return and risk profile.

The Sub-Advisor also intends to actively manage the Fund's currency exposure by employing a currency overlay strategy. For example, the Sub-Advisor may overweight or underweight exposure to a particular country's currency relative to that currency's weighting in the Fund or in the Index or may seek to gain exposure to currencies for countries included in the Index, which may at times be overweight relative to the Index, even if the Fund does not have exposure to the underlying equity. Using this strategy, the Sub-Advisor analyzes the return potential for the currency of each country included in the Index and will recommend, as applicable, long and/or short currency transactions in selected countries' currencies as well as the U.S. Dollar in an attempt to generate excess returns and manage risks.

Based on the results of the model, the Advisor reallocates the Fund's investments to gain exposure to a minimum of 6 and a maximum of 15 of those countries that demonstrate the greatest potential for return, while also managing risk, as predicted by the model. As a result, the Fund's exposure to the countries included in the Index will rotate periodically depending on the rankings and allocations generated by the model.

HIGH YIELD STRATEGY AND INVERSE HIGH YIELD STRATEGY FUNDS. The Advisor's primary objective for the High Yield Strategy Fund and Inverse High Yield Strategy Fund is to correlate with the performance of the high yield bond market. The Advisor seeks to create portfolios that will correlate highly with the performance of the high yield bond market by investing in credit default swaps, bond futures and other financial instruments that have risk and return characteristics similar to a portfolio of high yield securities. A high yield bond is a bond that is rated below investment grade. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc. Investors are subject to credit risk when investing in high yield bonds as issuers of the debt may be unable to make their interest and principal payments. High yield bonds typically pay higher yields because they tend to have a higher risk of defaulting than investment grade bonds. Investors are also subject to interest rate risk when investing in high yield bonds as fixed income securities will generally decrease when interest rates rise. However, the prices of high yield bonds may not necessarily move inversely with changes in interest rates due to changes in credit risk and/or other risks. The Funds will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk. A buyer of credit default swaps is buying credit protection or mitigating credit risk. The High Yield Strategy Fund will generally be a seller of credit protection and the Inverse High Yield Strategy Fund will generally be a buyer of credit protection. To manage interest rate risk, the Funds invest in bond futures. The High Yield Strategy Fund will typically buy bond futures, whereas the Inverse High Yield Strategy Fund will typically sell bond futures short. Additionally, the Advisor evaluates the relative liquidity of underlying securities to determine the optimal mix of assets for each Fund.

In response to market, economic, political or other conditions, the Advisor may temporarily use a different investment strategy for defensive purposes. If the Advisor does so, different factors could affect the Funds' performance and the Funds may not achieve their respective investment objectives.

MULTI-HEDGE STRATEGIES FUND. As the result of market observations and internal and external research, the Advisor believes that many hedge fund strategies can be replicated through systematic directional and non-directional positions. These hedge fund strategies can be combined with the objective of creating a returns stream which is differentiated from traditional systematic sources of equity and bond returns (i.e., Beta). The Advisor utilizes several proprietary quantitative models and market insights to allocate between its five investment strategies with the intent of generating capital appreciation while managing risk.

DIRECTIONAL AND NON-DIRECTIONAL POSITIONS

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market. For example, the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Fund will predominately have a long exposure to directional positions. There may be times that the Fund will have a short exposure to directional positions. The Fund uses some, or all, of the following directional positions:

     o An EQUITIES position involves investing in a portfolio that buys a basket of stocks or derivatives thereof, such as index futures.

     o A FIXED INCOME position involves investing in a portfolio that buys a basket of U.S. Government securities or bond futures.

     o A DIRECTIONAL COMMODITY trade involves investing in precious metals, livestock, grains, and other basic goods or materials.

     o A DIRECTIONAL CURRENCY trade consists of purchasing or selling a basket of foreign currencies against the US Dollar.

     o A COVERED CALL OPTIONS position involves investing in written call options on underlying securities which a Fund already owns.

     o A LONG OPTIONS position involves investing in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

     o A VOLATILITY ARBITRAGE SPREAD trade involves trading volatility/variance futures or swaps which provide a return based on the difference between the implied volatility in the marketplace at the time of sale and the subsequently realized market volatility. The swap is structured to include protection against extreme movements in market volatility.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Fund will predominately have a long exposure to non-directional positions. There may be times that the Fund will have a short exposure to non-directional positions. The Fund uses some, or all, of the following non-directional positions:

     o A MARKET NEUTRAL VALUE position involves investing in a basket of stocks that exhibit traditional value characteristics and simultaneously selling short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

     o A MARKET NEUTRAL GROWTH position involves investing in a basket of stocks that exhibit traditional growth characteristics and simultaneously selling short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

     o A MARKET NEUTRAL MOMENTUM position involves investing in a basket of stocks that exhibit strong price momentum and simultaneously selling short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

     o A MARKET NEUTRAL CAPITALIZATION position involves investing in a basket of small-capitalization stocks and simultaneously selling short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

     o A MARKET NEUTRAL ILLIQUIDITY PREMIUM trade involves purchasing a basket of illiquid securities which may include, but is not limited to, closed-end funds and shorting a basket of more liquid stocks against them. The portfolio is structured to minimize market exposure.

     o A MERGER ARBITRAGE SPREADS position involves investing in a basket of stocks that are being acquired and simultaneously selling short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

     o A DURATION NEUTRAL TERM SPREADS position involves investing in long 10-year U.S. Government securities and simultaneously selling short 2-year U.S. Government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

     o A DURATION NEUTRAL DEFAULT SPREADS position involves investing in a basket of corporate bonds and simultaneously selling short U.S. Government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

     o A CONVERTIBLE ARBITRAGE SPREAD involves purchasing a basket of convertible bonds and simultaneously selling short associated equities against them. The portfolio is structured in such a way as to minimize equity and credit market exposure.

     o A CURRENCY SPREAD trade involves purchasing a basket of high yielding currencies and selling short a basket of low yielding currencies against it. The portfolio is structured to be dollar neutral.

GLOBAL MARKET NEUTRAL FUND. In constructing a portfolio for the Fund, SGI employs quantitative and qualitative research methods to evaluate an investment universe of approximately 5,000 of the largest companies in the world to determine the most promising investment opportunities for the Fund. As part of this process, SGI evaluates a company's growth, profitability, and valuation characteristics (e.g., price-to-earnings ratios, growth rates and earnings estimates).

In determining whether to buy or short a security, SGI uses a bottom-up fundamental research process in which they focus on analyzing individual companies rather than the industry in which a company operates or the market as a whole. Once the investment universe has been narrowed, the SGI focuses on the outliers within each economic sector represented in the investment universe and conducts a more intensive investment analysis to group the remaining stocks into two categories: (1) those which provide the greatest promise for out-performance (long positions) and (2) those which provide the greatest promise for underperformance (short positions). SGI then constructs the Fund's portfolio by selecting certain of these stocks while considering sector weights and overall risk control. Generally, the long and short positions are matched on a variety of risk characteristics in order to abate the overall portfolio's exposure to systematic risk normally associated with global equity investing.

When the Fund engages in a short sale of a security, it sells a stock that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund must purchase the same stock in the market and return it to the lender. If the market price of the security decreases between the time the Fund borrowed it and when the Fund purchased the stock in the market, the Fund will earn money on the short sale. Conversely, if the price of the stock increases after the Fund borrows it, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. When the Fund settles a short sale, the broker effecting the short sale generally holds the proceeds of the short sale as collateral securing the Fund's obligation to cover the short position. The Fund may use this cash to purchase additional securities, which will allow the Fund to maintain long positions in excess of 100% of the Fund's net assets. This investment technique is known as "leverage." When the Fund does this, it is required to pledge additional collateral as security to the broker and is subject to constraints designed to limit the amount of loss from such leverage. SGI may sell a long position or close out a short position for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

ALTERNATIVE STRATEGIES ALLOCATION FUND. The Fund attempts to achieve returns with low correlation to the returns of traditional stock and bond asset classes and generate capital appreciation by investing the Fund's assets in underlying funds comprised of alternative and non-traditional asset classes or investment strategies such as, but not limited to, absolute return, currency arbitrage, commodities, global macro, managed futures, and real estate.

In seeking to achieve returns with low correlation to the returns of traditional stock and bond asset classes and to provide capital appreciation, the Advisor uses a quantitative investment methodology with input from current market data to efficiently allocate the Fund's assets across the underlying funds (the "optimization process"). The goal of the optimization process is to create the best portfolio, given historical correlations and risks, to achieve the Fund's stated objective. The process applies dynamic constraints that seek to diversify the risks across the underlying funds and avoid a concentration of risk from a single underlying fund's specific risk. The Advisor administers the optimization process on a regular basis in order to rebalance the composition of the underlying funds and adjust underlying fund weights.

ASSET ALLOCATION FUNDS. Each Fund is a "fund of funds," which means that each Fund seeks to achieve its investment objective by investing primarily in a combination of funds within the same group of affiliated investment companies, the Rydex|SGI family of Funds (collectively, the "underlying funds"), which are advised by Padco Advisors, LLC, Padco II Advisors, LLC, Security Investors, LLC, and Security Global Investors, LLC (together, "Security Global Investors"), and in exchange-traded funds instead of in individual securities.

In managing the Asset Allocation Funds, the Advisor uses many of the tenets of ESSENTIAL PORTFOLIO THEORY ("EPT"), an investment theory developed by the Advisor. The theory is based upon a disciplined and diversified approach to investing that attempts to take into account the various factors that influence today's financial markets. EPT attempts to maximize returns for a benchmark-targeted level of risk by investing each Fund's ASSETS in underlying funds comprised of equities, fixed income and money market instruments, alternative asset classes, and alternative investment strategies.

In seeking to achieve the goal of maximizing returns for each Fund's risk level, the Advisor uses quantitative analysis to efficiently allocate across underlying funds (the "optimization process"). The Advisor may make modifications to the optimization process from time to time to take certain qualitative factors into consideration. The Advisor runs the optimization process on a regular basis in order to integrate current market data and reallocate, as necessary, each Fund's asset allocations.

The Asset Allocation Funds seek to integrate many of the central tenets of EPT, which include:

     o TAKING ADVANTAGE OF TRUE DIVERSIFICATION: Expand upon the traditional asset allocation menu and consider asset classes both positively and negatively correlated to the market, such as commodities, futures, real estate, inverse investments, hedge fund-type strategies such as absolute return, and leveraged or currency products - all of which may help investors achieve a truly diversified portfolio that may reduce risk.

     o COMBINING LEVERAGE WITH DIVERSIFICATION TO ACHIEVE A TARGETED RISK/RETURN OBJECTIVE: Invest in underlying funds that use leverage to increase exposure to select market indices, freeing up assets to invest in alternative asset classes.

     o OFFSETTING THE CONSTRAINTS OF LONG-ONLY PORTFOLIOS: Long-only portfolios increase in value only in a rising environment. By adding short or inverse underlying funds to a portfolio - inverse funds, and underlying funds that use options or futures - investors can potentially reduce market risks and create and absolute return strategy.

     o MOVING AWAY FROM CAP-WEIGHTING: A cap-weighted portfolio puts the largest weight on the companies that are the biggest. There is more diversification and opportunity if the investments are spread over smaller companies.

     o INCORPORATING CURRENT AND FORWARD-LOOKING DATA: Instead of considering recent historical data and past performance to make projections for future periods, use current information to project future expectations and to optimize returns.

     o IMPLEMENTING MULTIFACTOR STRATEGIES: When estimating an asset's expected return, consider a variety of factors, such as growth, value, size and momentum.

     o EMPLOYING RULES-BASED REBALANCING: Use rules- or risk-based rebalancing - putting parameters in place based on portfolio weightings - rather than rebalancing solely upon a preset, calendar based schedule - which may help avoid the risk of over concentration of an asset class in a volatile market.

The Asset Allocation Funds offer three choices for different investment styles in accordance with different target risks. The following table indicates each Fund's typical target allocation and risk, which is how each Fund's investments will be generally allocated among the major asset classes over the long term. It is possible that each Fund's target allocation may differ from these ranges, depending on market conditions or other factors.

FUND                                       TARGET RISK        TARGET ALLOCATION
                                                                    RANGE
--------------------------------------------------------------------------------
ALL-ASSET CONSERVATIVE STRATEGY FUND           LOW
Equity                                                              20-50%
Fixed Income/Money Market                                           20-70%
Alternative                                                         0-35%
ALL-ASSET MODERATE STRATEGY FUND             MEDIUM
Equity                                                              30-70%
Fixed Income/Money Market                                           10-50%
Alternative                                                         0-40%
ALL-ASSET AGGRESSIVE STRATEGY FUND            HIGH
Equity                                                              50-90%
Fixed Income/Money Market                                           5-30%
Alternative                                                         0-45%

Most underlying funds have risks associated with them as described either in this Prospectus or each underlying fund's individual prospectus. You also may request an underlying fund's prospectus or Statement of Additional Information (the "SAI") by calling Rydex|SGI Client Services at 800.820.0888 or 301.296.5406, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

INVESTMENT IN THE SUBSIDIARIES - The Commodities Strategy Fund, Long/Short Commodities Strategy Fund, Multi-Hedge Strategies Fund, and Managed Futures Strategy Fund may each invest in its Subsidiary. Investment in the Subsidiary is expected to provide each Fund with exposure to the investment returns of global commodities markets within the limitations of the federal tax requirements that apply to each Fund. For more information about applicable federal tax requirements, please see "Tax Information."

It is expected that each Subsidiary will invest in commodity futures, option and swap contracts, fixed income securities, foreign securities, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940 ("1940 Act"), and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions.

The Advisor will consider whether it is more advantageous for a Fund to invest directly in commodity-linked financial instruments, such as commodity-linked structured notes, or if the desired exposure can be achieved more efficiently by investing in the Subsidiary, which would, in turn, purchase and hold commodity-linked financial instruments, such as futures contracts, swaps or options. As a result, the level of each Fund's investment in the Subsidiary will vary based on the Advisor's use of different commodity-linked financial instruments, with the increasing use of commodity-linked notes typically resulting in decreased investment in the Subsidiary and the increasing use of futures, swaps, or options on futures typically resulting in increased investment in the Subsidiary. To the extent the Subsidiary invests in commodity-linked derivative instruments, it will comply with the same asset coverage requirements that are applicable to the Fund's transactions in derivatives under the 1940 Act. Similarly, to the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental and certain other investment restrictions and will follow the same compliance policies and procedures as the Fund.

With respect to the Commodities Strategy Fund's, Long/Short Commodities Strategy Fund's, Multi-Hedge Strategies Fund's, and Managed Futures Strategy Fund's investment in their respective Subsidiaries, please refer to "Investment Policies, Techniques, and Risk Factors" in the Funds' SAI for more information about the operation and management of each Fund's Subsidiary.

INVESTMENT RISKS

The following section provides additional information regarding certain of the principal risks under "Principal Risks" in the Fund Summaries along with additional risk information. Risk information may not be applicable to all Funds. Please consult the Fund Summary sections to determine which risks are applicable to particular Funds.

ACTIVE TRADING RISK- A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK- The Fund's, or in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds', exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying index or benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

     INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - The Fund, or in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds, invest in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures and options contracts, or the performance of commodity indices, such as the S&P DTI or S&P GSCI(TM) Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund or an underlying fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

     The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund or an underlying fund may receive more or less principal than it originally invested. The Fund or an underlying fund might receive interest payments that are more or less than the stated coupon interest payments.

     STRUCTURED NOTE RISK - The Fund, or in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds, intend to invest in commodity, currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. The fees associated with a structured note, which are embedded in the price of the structured note paid by the Fund or an underlying fund, may lead to increased tracking error. In addition, a highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

CONFLICTS OF INTEREST RISK - In managing the Fund, the Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and in allocating Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor is also responsible for managing each of the affiliated underlying funds. The Advisor is legally obligated to disregard the fees payable by underlying funds when making investment decisions. The Trustees and officers of the Fund are also Trustees and officers of the affiliated underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the Fund and the affiliated underlying funds.

COUNTERPARTY CREDIT RISK - The Fund, or in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds, may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and in the case of the Commodities Strategy Fund and Managed Futures Strategy Fund, structured notes. The Fund and certain of the underlying funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund and affiliated underlying funds will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements, structured notes and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund or an underlying fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund and certain of the underlying funds may enter into swap agreements with a limited number of counterparties, and the Commodities Strategy Fund and Managed Futures Strategy Fund may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

     CREDIT DEFAULT SWAP RISK - The Multi-Hedge Strategies Fund, High Yield Strategy Fund and Inverse High Yield Strategy Fund, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds, may each enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund or underlying fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund or underlying fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's or underlying fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

CREDIT RISK - For the High Yield Strategy Fund, U.S. Government Money Market Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, credit risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. For the Inverse High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the credit quality, or the perception of the financial condition, of the issuer or guarantor of a debt instrument is either upgraded or improves. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

CURRENCY RISK - The Fund's, or in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds', indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Similarly, the Strengthening Dollar 2x Strategy Fund's exposure to the U.S. Dollar Index(R) subjects the Fund to the risk that foreign currencies will appreciate in value relative to the U.S. Dollar. Conversely, the Weakening Dollar 2x Strategy Fund's exposure to the U.S. Dollar Index(R) subjects the Fund to the risk that foreign currencies will depreciate in value relative to the U.S. Dollar. To the extent the U.S. Dollar Index(R) is heavily weighted in a particular currency, the Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund will necessarily have concentrated exposures to that same currency. Currently, the Euro is the most heavily weighted of the six foreign currencies represented by the U.S. Dollar Index(R) at approximately 58%. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund and certain of the underlying funds may incur transaction costs in connection with conversions between various currencies. The Fund and certain of the underlying funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK - The Fund, or in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds, may hold the securities of non-U.S. companies in the form of American Depositary Receipts or ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund or an underlying fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's or an underlying fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund or underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund, or in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds, may invest a percentage of their assets in derivatives, such as futures and options contracts, to pursue their investment objectives. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund, or in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds, may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund and affiliated underlying funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund or an underlying fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund or an underlying fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund or an underlying fund.

The risks associated with the Fund's or an underlying fund's use of futures and options contracts include:

     o The Fund or an underlying fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

     o There may be an imperfect correlation between the changes in market value of the securities held by the Fund or an underlying fund and the prices of futures and options on futures.

     o Although the Fund or an underlying fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund or an underlying fund may be unable to close out its futures contracts at a time which is advantageous.

     o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     o Because option premiums paid or received by the Fund or an underlying fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EMERGING MARKETS RISK - In the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds may invest in emerging markets. Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor's(R), countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Alternative Strategies Allocation Fund and Asset Allocation Funds may also be subject to this risk with respect to certain of the underlying funds' investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

FIXED INCOME RISK - The Fund, or in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds, may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. While such periods may benefit the High Yield Strategy Fund, they may cause the value of an investment in the Inverse High Yield Strategy Fund to decrease. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Managed Futures Strategy Fund, Government Long Bond 1.2x Strategy Fund or Inverse Government Long Bond Strategy Fund having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. The value of an investment in the High Yield Strategy Fund may decline during periods of rising interest rates. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. With respect to the High Yield Strategy Fund and Inverse High Yield Strategy Fund, the prices of high yield bonds, unlike those of investment grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - The Fund, or in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds, may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. The High Yield Strategy and Inverse High Yield Strategy Funds may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund or an underlying fund. With respect to the High Yield Strategy and Inverse High Yield Strategy Funds, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. In addition, periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.

FUND OF FUNDS RISK - The Fund is subject to fund of funds risk. By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. In order to minimize these expenses, the Fund intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.

In addition, an underlying fund may buy the same securities that another underlying fund sells. If this happens, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, the Fund investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. In addition, certain of the underlying funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Because the Fund invests most of its assets in underlying Rydex|SGI Funds, the Fund's investment performance is directly related to the performance of those underlying funds. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - Because a significant portion of the assets of the Europe 1.25x Strategy Fund, and in the case of the Asset Allocation Funds, a significant portion of the assets of certain of the underlying funds, are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

GEOGRAPHIC CONCENTRATION IN JAPAN RISK - Targeting Japan could hurt the Japan 2x Strategy Fund's and in the case of the Asset Allocation Funds, certain of the underlying funds, performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK - The Fund, or in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds, may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of the Fund or certain underlying funds to sell these securities (liquidity risk).These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund or underlying fund may lose its entire investment. The High Yield Strategy Fund seeks to correspond generally to the total return of the high yield bond market and thus an investment in the Fund will generally decline in value when the high yield bond market is losing value. By contrast, the Inverse High Yield Strategy Fund seeks to correspond generally to the inverse (opposite) of the total return of the high yield bond market, and thus an investment in the Fund will generally decline in value when the high yield bond market is gaining value.

INCOME RISK - Income Risk involves the potential for decline in the Fund's, and in the case of the Asset Allocation Funds, certain of the underlying funds' yield (the rate of dividends the Fund or the underlying fund pays) in the event of declining interest rates.

INDUSTRY CONCENTRATION RISK - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INITIAL PUBLIC OFFERING ("IPO") RISK - The Global Market Neutral Fund, and in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest a portion of their assets in securities of companies offering shares in IPOs. IPOs may be more volatile than other securities, and may have a magnified performance impact on funds with small asset bases. The impact of IPOs on the Fund's or an underlying fund's performance likely will decrease as the Fund's or the underlying fund's asset size increases, which could reduce the Fund's or underlying funds, and thus the Alternative Strategies Allocation Fund's, total returns. IPOs may not be consistently available to the Fund or an underlying fund for investing, particularly as the Fund's or underlying fund's asset base grows. Because IPO shares frequently are volatile in price, the Fund or underlying funds may hold IPO shares for a very short period of time. This may increase the turnover of the Fund or underlying fund's portfolio and may lead to increased expenses for the Fund or underlying fund, such as commissions and transaction costs. By selling IPO shares, the Fund and certain of the underlying funds may realize taxable gains they will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund or the underlying funds to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. The Fund's and underlying funds' investments in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

INTEREST RATE RISK - The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. However, the extremely short maturity of securities held in the Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds -- a means of achieving an overall investment objective of principal safety -- reduces the likelihood of price fluctuation.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market or when such investments present a more cost efficient alternative to investing directly in securities. The Alternative Strategies Allocation Fund and the Asset Allocation Funds, in particular, will regularly invest in other investment companies, including the underlying funds, some of which may also invest in investment companies, and exchange-traded funds or ETFs. When the Fund invests in an investment company, including affiliated underlying funds, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. For example, if an underlying fund sells the same securities another underlying fund is purchasing, an investor in the Alternative Strategies Allocation Fund or an Asset Allocation Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Similarly, an investor in the Alternative Strategies Allocation Fund or an Asset Allocation Fund may receive taxable gains as a result of the underlying funds' portfolio transactions in addition to these taxable gains as a result of the underlying funds' portfolio transactions in addition to the taxable gains attributable to the Alternative Strategies Allocation Fund's or an Asset Allocation Fund's transactions in shares of the underlying funds. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. Also, the lack of liquidity in an exchange-traded fund can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the Fund and certain of the underlying funds may invest in investment companies, such as the Managed Future's Strategy Fund's and Commodities Strategy Fund's respective Subsidiaries, as discussed below, or other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940 and therefore, not subject to the regulatory scheme of the Investment Company Act of 1940.

     EXCHANGE-TRADED FUND ("ETF") RISK - The Commodities Strategy Fund, Long/Short Commodities Strategy Fund, International Opportunity Fund, Multi-Hedge Strategies Fund, Alternative Strategies Allocation Fund, Managed Futures Strategy Fund, and the Asset Allocation Funds, certain of the underlying funds, may invest to a significant extent in shares of exchange-traded funds to gain exposure to its investment objective. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, AMEX, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF's holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the "spread," will also vary for an ETF depending on the ETF's trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF's shares trading at a premium or a discount to NAV. The Fund, from time to time, may invest in exchange-traded investment funds that are not registered pursuant to the Investment Company Act of 1940. Such exchange-traded investment funds may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

     INVESTMENT IN THE SUBSIDIARY RISK - The Commodities Strategy Fund, Long/Short Commodities Strategy Fund, Multi-Hedge Strategies Fund, Managed Futures Strategy Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, may each invest in wholly-owned and controlled Cayman Islands subsidiaries (each a "Subsidiary" and together, the "Subsidiaries"). The Subsidiaries are not registered under the Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, are not subject to all of the investor protections of the Investment Company Act of 1940. Thus, each Fund, as an investor in its respective Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are both managed by the Advisor, making it unlikely that the Subsidiaries will take action contrary to the interests of the Funds or their shareholders. While the Subsidiaries have their own board of directors that is responsible for overseeing the operations of the Subsidiaries, the Funds' Board has oversight responsibility for the investment activities of the Funds, including their investments in the Subsidiaries, and each Fund's role as the sole shareholder of its respective Subsidiary. Also, to the extent they are applicable to the investment activities of the Subsidiaries, the Advisor will be subject to the same fundamental investment restrictions that apply to the management of the Funds in managing each Subsidiary's portfolio. It is not currently expected that shares of the Subsidiaries will be sold or offered to investors other than the Funds.

     Changes in the laws of the United States and/or the Cayman Islands, under which the Funds and the Subsidiaries, respectively, are organized, could result in the inability of the Funds and/or the Subsidiaries to operate as described in this Prospectus and could negatively affect the Funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay a Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

INVESTMENT TECHNIQUE RISK - The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in high yield debt securities, or in the case of the Managed Futures Strategy Fund, the securities underlying the Fund's derivative investments, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

ISSUER SPECIFIC RISK - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the High Yield Strategy Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the High Yield Strategy Fund to decrease. Conversely, with respect to the Inverse High Yield Strategy Fund, effective management, improved financial condition or increased demand of the issuer's goods or services are factors that may contribute to an increase in the value of a security. An increase in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Inverse High Yield Strategy Fund to decrease.

LARGE-CAPITALIZATION SECURITIES RISK - The Dow 2x Strategy Fund, NASDAQ-100(R) 2x Strategy Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, Nova Fund, S&P 500 Fund, NASDAQ-100(R) Fund, All-Cap Opportunity Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Multi-Hedge Strategies Fund and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds, are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse Dow 2x Strategy Fund, Inverse NASDAQ-100(R) 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, and Inverse S&P 500 Strategy Fund are subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds, achieve leveraged exposure to their respective underlying indices through the use of derivative instruments. The more the Fund and, in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds, invest in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund and certain of the underlying funds will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund or an underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund or an underlying fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund or an underlying fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's or an underlying fund's investment income, resulting in greater losses. The value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund's investment strategies involve consistently applied leverage. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund, or in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds, to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund or an underlying fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's or an underlying fund's portfolio, the ability of the Fund or an underlying fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds, may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's or an underlying fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund or an underlying fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's or an underlying fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Multi-Cap Core Equity Fund, All-Cap Opportunity Fund, Multi-Hedge Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, International Opportunity Fund, Managed Futures Strategy Fund, and Asset Allocation Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. For the Mid-Cap 1.5x Strategy Fund, Multi-Cap Core Equity Fund, All-Cap Opportunity Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, Sector Funds, Japan 2x Strategy Fund, Multi-Hedge Strategies Fund, Alternative Strategies Allocation Fund, Real Estate Fund and Asset Allocation Funds, medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. For the Inverse Mid-Cap Strategy Fund or the underlying funds, medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy, or in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds' strategies, may frequently involve buying and selling portfolio securities to rebalance the Fund's or an underlying fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund or an underlying fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SECTOR CONCENTRATION RISK - The Sector Concentration Risk applicable to each Fund is as follows:

     BANKING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the banking sector that the Banking Fund purchases will underperform the market as a whole. To the extent that the Banking Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. For example, Government regulation may limit both the amounts and types of loans and financial commitments banking companies can make, and the interest rates and fees they can charge and the amount of capital they must maintain, which may affect the profitability of banking companies. Credit losses resulting from financial difficulties of borrowers also can negatively affect the performance of banking companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

     BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Basic Materials Fund purchases will underperform the market as a whole. To the extent that the Basic Materials Fund's investments are concentrated in issuers conducting business in the basic materials sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

     BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Biotechnology Fund purchases will underperform the market as a whole. To the extent that the Biotechnology Fund's investments are concentrated in issuers conducting business in the biotechnology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug

     Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

     CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Consumer Products Fund purchases will underperform the market as a whole. To the extent that the Consumer Product Fund's investments are concentrated in issuers conducting business in the consumer products sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

     ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Electronics Fund purchases will underperform the market as a whole. To the extent that the Electronics Fund's investments are concentrated in issuers conducting business in the electronics sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs, and may face competition from subsidized foreign competitors with lower production costs.

     ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of, or financial instruments tied to the performance of, issuers in the energy sector and energy sector commodities that the Energy Fund, Commodities Strategy Fund and Managed Futures Strategy Fund, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds, purchase will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Funds' or underlying funds' investments are concentrated in issuers conducting business in the energy sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies and energy sector commodities may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

     ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Energy Services Fund purchases will underperform the market as a whole. To the extent that the Energy Services Fund's investments are concentrated in issuers conducting business in the energy services sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

     FINANCIAL SERVICES SECTOR CONCENTRATION RISK - Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition.

     HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Health Care Fund purchases will underperform the market as a whole. To the extent that the Health Care Fund's investments are concentrated in issuers conducting business in the health care sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

     INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Internet Fund purchases will underperform the market as a whole. To the extent that the Internet Fund's investments are concentrated in issuers conducting business in the Internet sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

     LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Leisure Fund purchases will underperform the market as a whole. To the extent that the Leisure Fund's investments are concentrated in issuers conducting business in the leisure sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

     PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of, or financial instruments tied to the performance of, issuers in the mining industry that the Precious Metals Fund, Managed Futures Strategy Fund and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds, purchase will underperform the market as a whole. To the extent that the Precious Metals Fund's, Managed Futures Strategy Fund's or underlying fund's investments are concentrated in issuers conducting business in the precious metals sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals and securities of Precious Metals Companies may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

     REAL ESTATE SECTOR CONCENTRATION RISK - The risk that the securities of real estate companies that the Real Estate Fund, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds purchase will underperform the market as a whole. To the extent that the Fund's or underlying funds' investments are concentrated in real estate companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting real estate companies. Investments in real estate companies may also subject the Fund or underlying fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of the Fund's or underlying funds' investments in REITs.

     RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Retailing Fund purchases will underperform the market as a whole. To the extent that the Retailing Fund's investments are concentrated in issuers conducting business in the retailing sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

     TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the NASDAQ-100 2x Strategy Fund's, Inverse NASDAQ-100 2x Strategy Fund's, Inverse NASDAQ-100 Strategy Fund's, NASDAQ-100 Fund's and Technology Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

     TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Telecommunications Fund purchases will underperform the market as a whole. To the extent that the Telecommunications Fund's investments are concentrated in issuers conducting business in the telecommunications sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

     TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Transportation Fund purchases will underperform the market as a whole. To the extent that the Transportation Fund's investments are concentrated in issuers conducting business in the transportation sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

     UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Utilities Fund purchases will underperform the market as a whole. To the extent that the Utilities Fund's investments are concentrated in issuers conducting business in the utilities sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

SHORT SALES RISK - Short sales are transactions in which the Fund or in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds, sell a security they do not own. To complete the transaction, the Fund or an underlying fund must borrow the security to make delivery to the buyer. The Fund or underlying fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund or underlying fund. If the underlying security goes down in price between the time the Fund or underlying fund sells the security and buys it back, the Fund or underlying fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund or underlying fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund or underlying fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund or underlying fund must pay to the lender of the security. The Fund or underlying fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's or an underlying fund's needs for immediate cash or other liquidity. The Fund's or an underlying fund's investment performance may also suffer if the Fund or underlying fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund or underlying fund to deliver the securities the Fund or underlying fund borrowed at the commencement of the short sale and the Fund or underlying fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund or underlying fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's or an underlying fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund or an underlying fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund or underlying fund on the investment of the cash generated by the short sale. When the Fund or an underlying fund sells short an equity security that pays a dividend, the Fund or underlying fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund or the underlying fund and reflects the expense in its financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund's or an underlying fund's unrealized gain or reduces the Fund's or an underlying fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund or an underlying fund is obligated to pay is greater than the interest earned by the Fund or an underlying fund on investments, the performance of the Fund or an underlying fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund or an underlying fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. For the Russell 2000(R) 2x Strategy Fund, Multi-Cap Core Equity Fund, Russell 2000(R) Fund, Russell 2000(R) 1.5x Strategy Fund, All-Cap Opportunity Fund, S&P SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Sector Funds, Japan 2x Strategy Fund, Multi-Hedge Strategies Fund, Alternative Strategies Allocation Fund, Real Estate Fund and Asset Allocation Funds, small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. For the Inverse Russell 2000(R) 2x Strategy Fund and Inverse Russell 2000(R) Strategy Fund, small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

STABLE PRICE PER SHARE RISK - The U.S. Government Money Market Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, are subject to Stable Price Per Share Risk. The U.S. Government Money Market Fund's assets are valued using the amortized cost method, which enables the U.S. Government Money Market Fund to maintain a stable price of $1.00 per share. Although the U.S. Government Money Market Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money. The U.S. Government Money Market Fund is not a bank deposit and is not federally insured or guaranteed by any government agency or guaranteed to achieve its objective.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Please see the Statement of Additional Information under "Special Considerations Applicable to the Funds" for additional discussion of this issue.

TAX RISK - As noted under "Commodity-Linked Derivative Investment Risk" above, the Fund, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds, currently gain most of their exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked derivative instruments in which the Fund and certain of the underlying funds invest will not be considered qualifying income after September 30, 2006. The Fund and affiliated underlying funds will therefore restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of their gross income.

The Fund, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the affiliated underlying funds, have received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Fund and certain of the affiliated underlying funds will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the Fund and affiliated underlying funds in a manner consistent with the Fund's and affiliated underlying funds current investment objective by investing in these commodities-linked structured notes. See "Tax Information" for more information.

In addition, the Commodities Strategy Fund's, Long/Short Commodities Strategy Fund's, Multi-Hedge Strategies Fund's and Managed Futures Strategy Fund's investment in their respective subsidiaries is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Funds have received a private letter ruling from the IRS that concludes that income from each Fund's investment in its Subsidiary will constitute qualifying income for purposes of Subchapter M. Please see "Tax Information" for more information.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's, or in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds', performance to match or correlate to that of the Fund's or underlying fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's or underlying fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error.

In addition, because the Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100(R) Fund, Inverse NASDAQ-100(R) Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000(R) Fund, Inverse Russell 2000(R) Strategy Fund, Inverse Government Long Bond Strategy Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, S&P SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

The Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and Government Long Bond 1.2x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and Government Long Bond 1.2x Strategy Fund compared to other Rydex|SGI Funds due to the Funds' consistent application of leverage to increase exposure to their respective underlying indices.

The prices of the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund may be higher than for other Rydex|SGI Funds.

TRADING HALT RISK - The Fund, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds, typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund or an underlying fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund or an underlying fund prices its shares may limit the Fund's or an underlying fund's ability to use leverage and may prevent the Fund or an underlying fund from achieving its investment objective. In such an event, the Fund or an underlying fund also may be required to use a "fair value" method to price their outstanding contracts or securities.

PORTFOLIO HOLDINGS
A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

FUND BENCHMARKS
--------------------------------------------------------------------------------

The Domestic Equity Funds (except for the Multi-Cap Core Equity Fund), International Equity Funds, Specialty Funds (except for the Real Estate Fund), and the Managed Futures Strategy Fund seek to provide investment results that match or correlate to the performance of a specific benchmark. Additional information about each benchmark is set forth below.

The Dow Jones Industrial Average(SM) is a price-weighted index of 30 "blue-chip" U.S. stocks, which generally represent large-capitalization companies with a capitalization range of $___ billion to $___ billion as of December 31, 2009. The index is published by Dow Jones and the component stocks are selected by editors of the Wall Street Journal. The components tend to be market leaders in their respective industries and their stocks are typically widely held by individuals and institutional investors.

The NASDAQ-100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with a capitalization range of $___ million to $___ billion as of December 31, 2009.

The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 10% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $__ million to $___ billion as of December 31, 2009. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market.

The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $___ million to $___ billion as of December 31, 2009.

The S&P MidCap 400(R) Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. The Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with a capitalization range of $___ million to $___ billion as of December 31, 2009.

The S&P 500 Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of December 31, 2009, the S&P 500 Pure Growth Index included companies with a capitalization range of $___ billion to $___ billion.

The S&P 500 Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. As of December 31, 2009, the S&P 500 Pure Value Index included companies with a capitalization range of $____ million to $____ billion.

The S&P MidCap 400 Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of December 31, 2009, the S&P MidCap 400 Pure Growth Index included companies with a capitalization range of $___ million to $___ billion.

The S&P MidCap 400 Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. As of December 31, 2009, the S&P MidCap 400 Pure Value Index included companies with a capitalization range of $___ million to $___ billion.

The S&P SmallCap 600 Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. As of December 31, 2009, the S&P SmallCap 600 Pure Growth Index included companies with a capitalization range of $___ million to $___ billion.

The S&P SmallCap 600 Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of December 31, 2009, the S&P SmallCap 600 Pure Value Index included companies with a capitalization range of $___ million to $___ billion.


The Dow Jones STOXX 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks consisting of a capitalization range of $___ billion to $___ billion as of December 31, 2009. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors.

The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange. Because the Nikkei 225 Stock Average is expected to represent the performance of stocks on the First Section -- and by extension the market in general -- the mix of components is rebalanced from time to time to assure that all issues in the index are both highly liquid and representative of Japan's industrial structure. As of December 31, 2009, the Nikkei 225 Stock Average included companies with capitalizations ranging from $___ million to $___ billion.

S&P GSCI(TM) COMMODITY INDEX - The S&P GSCI(TM) Commodity Index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully-collateralized basis with full reinvestment. The S&P GSCI(TM) Commodity Index is significantly different than the return from buying physical commodities.

JPMORGAN CORE COMMODITY-INVESTABLE GLOBAL ASSET ROTATOR SIGMA LONG-SHORT TOTAL RETURN INDEX ("C-IGAR SIGMA") - The C-IGAR Sigma is a quantitative rules-based momentum strategy that examines commodity price trends and the consistency of those trends and references synthetic long or synthetic short positions in the commodity constituents that comprise the S&P GSCI(TM) Excess Return Index (Aluminum, Brent Crude, Copper, Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans, Unleaded Gasoline, Wheat). The C-IGAR Sigma determines whether a constituent is long or short in a given month by looking at a rolling 12 month period of price trends. In addition, it looks at the consistency of those price trends to ensure that such price trends are sufficiently strong, which is done by looking at each of the one-month performances over the past 12 months, and giving more importance to the more recent months, as well as giving specific importance to the return over the most recent month. The underlying index can be long up to seven top-performing constituents and short up to seven of the worst performing constituents. Each selected constituent receives an equal weighting such that its notional exposure is 1/7 of the synthetic portfolio; provided, however that the position size may be adjusted downward based on historical volatility. In the event that some constituents do not qualify to be included in either the long or short leg in a given month, the relevant leg will not receive a weighting for that month (e.g., the underlying index could be 5/7 invested in synthetic long constituents and 3/7 invested in synthetic short constituents). The synthetic portfolio can therefore concurrently have long exposure of up to 100% of the synthetic portfolio's notional amount and short exposure of up to 100% of the synthetic portfolio's notional amount for a total gross notional exposure of 200% in the commodities markets. In other words, for every $100 invested, an investor can theoretically be long $100 of commodities exposure and short $100 of commodities exposure and therefore could have gross notional exposure of $200 to commodities. The C-IGAR Sigma is reweighted and rebalanced on a monthly basis. The C-IGAR Sigma's position sizes may be reduced from 1/7th of the portfolio in times when commodity prices are experiencing high amounts of historical volatility as measured by the trailing 21-day and 63-day periods. Positions will be scaled on each reweighting date so that historical volatility is less than 20% per annum on the trailing 21-day and 63-day periods.

The U.S. Dollar Index(R) (USDX) provides a general indication of the international value of the U.S. Dollar. The USDX does this by calculating the weighted average of the change in six major foreign currency exchange rates (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc) against the U.S. Dollar. The USDX is calculated continuously using foreign exchange quotes from hundreds of banks around the world.

STANDARD & POOR'S DIVERSIFIED TRENDS INDICATOR(R) ("S&P DTI") - The S&P DTI is a diversified composite of commodity and financial futures designed to provide exposure to major global market trends. The S&P DTI, is constructed using a rules-based strategy that targets particular risk and return characteristics of an asset class or segment of the market. The S&P DTI does not intend to passively represent the commodities markets. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The components are grouped into sectors that are designed to reflect and track (price) trends while maintaining low volatility. The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components, which generally helps to mitigate the risk, and to increase the liquidity of an investment in the components of the S&P DTI. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional to, gross domestic product (GDP). Components of each sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually.

More detailed information about each Fund's underlying index can be found in the SAI under "Descriptions of the Benchmarks."

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

PADCO Advisors, II, Inc. (the "Advisor") is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex|SGI Funds since each Rydex|SGI Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to investment advisory agreements between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2009, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
DOW 2x STRATEGY FUND                                                     0.90%
NASDAQ-100(R) 2x STRATEGY FUND                                           0.90%
RUSSELL 2000(R) 2x STRATEGY FUND                                         0.90%
S&P 500 2x STRATEGY FUND                                                 0.90%
INVERSE DOW 2x STRATEGY FUND                                             0.90%
INVERSE NASDAQ-100(R) 2x STRATEGY FUND                                   0.90%*
INVERSE RUSSELL 2000(R) 2x STRATEGY FUND                                 0.90%*

INVERSE S&P 500 2x STRATEGY FUND                                         0.90%*
INVERSE MID-CAP STRATEGY FUND                                            0.90%
INVERSE NASDAQ-100(R) STRATEGY FUND                                      0.90%
INVERSE RUSSELL 2000(R) STRATEGY FUND                                    0.90%
INVERSE S&P 500 STRATEGY FUND                                            0.90%
MID-CAP 1.5x STRATEGY FUND                                               0.90%
MULTI-CAP CORE EQUITY FUND                                               0.50%**
NOVA FUND                                                                0.75%
NASDAQ-100(R) FUND                                                       0.75%
RUSSELL 2000(R) FUND                                                     0.75%*
RUSSELL 2000(R) 1.5x STRATEGY FUND                                       0.90%
S&P 500 FUND                                                             0.75%*
ALL-CAP OPPORTUNITY FUND                                                 0.90%
S&P 500 PURE GROWTH FUND                                                 0.75%
S&P 500 PURE VALUE FUND                                                  0.75%
S&P MIDCAP 400 PURE GROWTH FUND                                          0.75%
S&P MIDCAP 400 PURE VALUE FUND                                           0.75%
S&P SMALLCAP 600 PURE GROWTH FUND                                        0.75%
S&P SMALLCAP 600 PURE VALUE FUND                                         0.75%
SECTOR FUNDS (EXCEPT FOR THE PRECIOUS METALS FUND)                       0.85%
PRECIOUS METALS FUND                                                     0.75%
EUROPE 1.25x STRATEGY FUND                                               0.90%
JAPAN 2x STRATEGY FUND                                                   0.75%
INTERNATIONAL OPPORTUNITY FUND                                           0.90%
GOVERNMENT LONG BOND 1.2x STRATEGY FUND                                  0.50%
INVERSE GOVERNMENT LONG BOND STRATEGY FUND                               0.90%
HIGH YIELD STRATEGY FUND                                                 0.75%*
INVERSE HIGH YIELD STRATEGY FUND                                         0.75%*
MULTI-HEDGE STRATEGIES FUND                                              1.15%
GLOBAL MARKET NEUTRAL FUND                                               1.20%
ALTERNATIVE STRATEGIES ALLOCATION FUND                                   0.00%
COMMODITIES STRATEGY FUND                                                0.75%
LONG/SHORT COMMODITIES STRATEGY FUND                                     0.90%*
MANAGED FUTURES STRATEGY FUND                                            0.90%
REAL ESTATE FUND                                                         0.85%
STRENGTHENING DOLLAR 2x STRATEGY FUND                                    0.90%
WEAKENING DOLLAR 2x STRATEGY FUND                                        0.90%
ALL-ASSET AGGRESSIVE STRATEGY FUND                                       0.00%
ALL-ASSET MODERATE STRATEGY FUND                                         0.00%
ALL-ASSET CONSERVATIVE STRATEGY FUND                                     0.00%
U.S. GOVERNMENT MONEY MARKET FUND                                        0.50%

* The Fund has not yet commenced operations. The Advisory Fee reflected in the table above is the contractual fee that the Fund will pay to the Advisor upon the Fund's commencement of operations.

** The Advisor is paid a base management fee that is subject to a performance adjustment so that base fee can increase to a maximum of 0.90% or decrease to a minimum of 0.50%, depending on the investment performance of the Fund relative to the Russell 3000(R) Index (the "Index"). The performance comparison will be made for a rolling 12-month period, with performance adjustments made at the end of each month beginning November 30, 2006. The 12-month comparison period will roll over with each succeeding month, so that it will always equal 12 months, ending with the month for which the performance adjustment is being computed. For every 0.0375% of difference between the performance of the Fund and the performance of the Index, the Advisor's fee will be adjusted upwards or downwards by 0.01%. The maximum annualized performance adjustment is +/- 0.20%.

The International Opportunity Fund and Global Market Neutral Fund are sub-advised by Valu-Trac and SGI, respectively. The Advisor pays each Fund's Sub-Advisor out of the advisory fees it receives. The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees that are affiliated with the Advisor.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Alternative Strategies Allocation Fund, Multi-Hedge Strategies Fund and Asset Allocation Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, acquired fund fees and expenses, and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses and extraordinary expenses.

In addition, the Advisor has contractually agreed to waive the management fee it receives from the Multi-Hedge Strategies Fund, Alternative Strategies Allocation Fund, Long/Short Commodities Strategy Fund, Commodities Strategy Fund, and Managed Futures Strategy Fund in an amount equal to the management fee paid to the Advisor by each Fund's respective Subsidiary as discussed in more detail under "Management of the Subsidiaries." The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor.

The Advisor or its affiliates may make payments from its own resources to insurance companies, broker-dealers, and other financial institutions, including to the Advisor's parent company, Security Benefit Corporation and its affiliates, in connection with services provided to the Funds.

A discussion regarding the basis for the Board's August 2009 approval of the Funds' investment advisory agreement is available in the December 31, 2009 Annual Report to Shareholders, which covers the period January 1, 2009 to December 31, 2009.

MANAGEMENT OF THE SUBSIDIARIES
As with the Funds, the Advisor is responsible for the selection of each Subsidiary's investments and the administration of each Subsidiary's investment program pursuant to separate investment advisory agreements between the Advisor and each Subsidiary. Under the advisory agreements, the Advisor provides the Subsidiaries with the same type of management, under the same terms, as are provided to the Funds. The Subsidiaries have also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers that provide those services to the Funds.

Each Subsidiary will pay the Advisor a fee at an annualized rate, based on the average daily net assets of the Subsidiary's portfolio, as follows:

SUBSIDIARY                                                          ADVISORY FEE
--------------------------------------------------------------------------------

LONG/SHORT COMMODITIES STRATEGY FUND CFC                                   0.90%

MANAGED FUTURES STRATEGY FUND CFC                                          0.90%

MULTI-HEDGE STRATEGIES FUND CFC                                            1.15%

COMMODITIES STRATEGY FUND CFC                                              0.75%

As stated above, the Advisor has contractually agreed to waive the management fee it receives from each Fund in an amount equal to the management fee paid to the Advisor by that Fund's Subsidiary. This undertaking will continue in effect for so long as each Fund invests in its Subsidiary, and may not be terminated by the Advisor unless the Advisor first obtains the prior approval of the Funds' Board of Trustees for such termination. The rate of the management fee paid directly or indirectly by each Fund is calculated by aggregating the fees paid to the Advisor by the Fund (after waivers) and its Subsidiary, and may not increase without the prior approval of the Board and a majority of the Fund's shareholders. Each Subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Funds expect that the expenses borne by their respective Subsidiaries will not be material in relation to the value of the Funds' assets. Therefore, it is expected that each Fund's investment in its Subsidiary will not result in the Fund paying duplicative fees for similar services provided to the Fund and its Subsidiary. Please see the SAI for more information about the organization and management of the Subsidiaries.

INVESTMENT SUB-ADVISORS

VALU-TRAC INVESTMENT MANAGEMENT LIMITED
Valu-Trac Investment Management Limited, an SEC registered investment adviser, is located in Orton, Fochabers, Moray, Scotland, UK IV32 7QE, and serves as investment sub-adviser to the International Opportunity Fund. Valu-Trac, a wholly-owned subsidiary of Valu-Trac Limited, specializes in international investments and is responsible for the development and on-going maintenance of the investment management strategy used by the International Opportunity Fund.

SECURITY GLOBAL INVESTORS, LLC
Security Global Investors, LLC, an SEC registered investment adviser, is located at 801 Montgomery Street, 2nd Floor, San Francisco, California 94133-5164, and serves as investment sub-adviser to the Global Market Neutral Fund. SGI and the Advisor are affiliates and are subsidiaries of the Security Benefit Corporation.

A discussion regarding the basis for the Board's August 2009 approval of the Funds' investment sub-advisory agreements is available in the December 31, 2009 Annual Report to Shareholders, which covers the period January 1, 2009 to December 31, 2009.

PORTFOLIO  MANAGEMENT

The Funds are managed by a team of investments professionals, and on a day-to-day basis, the three individuals listed below are jointly and primarily responsible for the management of all of the Funds, with the exception of the Global Market Neutral Fund.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex|SGI Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Funds, including the Multi-Hedge Strategies Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Portfolio Manager. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

RYAN A. HARDER, CFA, Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex|SGI Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

On a day-to-day basis, the two individuals listed below are jointly and primarily responsible for the management of the Global Market Neutral Fund.

MARK KRESS, CFA, Portfolio and Risk Manager - Mr. Kress joined SGI's global equity team in 2001, bringing over 10 years of investment experience developing and maintaining systems specific to investment processes to SGI. Mark holds a B.S. degree in Managerial Economics from the University of California at Davis and an M.B.A. from the University of California at Berkeley Haas School of Business. He is a Chartered Financial Analyst. Mr. Kress has co-managed the Fund since March 2009.

YON PERULLO, CFA, Portfolio and Risk Manager - Mr. Perullo joined SGI in 2007, bringing over nine years of quantitative product development and investment experience to SGI. Prior to joining SGI, Mr. Perullo was Co-Founder and Portfolio Manager at Nascent Strategies, LLC from 2004 to 2007, a hedge fund that specialized in quantitative market neutral investing, where he was directly responsible for building the quantitative screening and risk management models employed by the fund. From 1998 to 2004, Mr. Perullo served as Vice President of Quantitative Analytics at FactSet Research Systems, where he directed the global sales and development of FactSet's suite of quantitative products, including alpha modeling, portfolio simulation and risk analysis. During his tenure at FactSet, Yon was extensively involved in aiding clients in strategy creation, portfolio analysis and execution, helping many clients to refine and improve their investment process. He earned his B.A. in Chemistry from the University of Rhode Island. Mr. Perullo has co-managed the Fund since March 2009.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

CALCULATING NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). Each insurance company may have different rules about the timing and processing of transaction orders. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the NYSE closes early -- such as on days in advance of holidays generally observed by the NYSE -- the Funds MAY calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund, except for the Asset Allocation Funds, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Managed Futures Strategy Fund, and International Equity Funds, generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV. Each Asset Allocation Fund and the Alternative Strategies Allocation Fund generally values shares of the underlying funds at their NAV and other investments at market prices. The Commodities Strategy Fund and the Managed Futures Strategy Fund will regularly value their investments in structured notes at fair value and other investments at market prices.

The International Equity Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the International Equity Funds price their shares at the close of the NYSE. As such, the value assigned to the International Equity Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The Commodities Strategy Fund, Long/Short Commodities Strategy Fund, Multi-Hedge Strategies Fund, and Managed Futures Strategy Fund each may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary offers to redeem all or a portion of its shares at the current NAV every Business Day. The value of each Subsidiary's shares will fluctuate with the value of the Subsidiary's portfolio investments. Each Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures described above.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund's Board of Trustees. More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR VARIABLE LIFE INSURANCE PRODUCT PROSPECTUS.

EXPLANATION OF CERTAIN FUND FEES AND EXPENSES

Owners of variable annuity and insurance contracts that invest in the Funds should refer to the variable insurance contract prospectus for a description of fees and expenses, as the "Fund Fees and Expenses" table and "Example" information included in each Fund's summary section do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. If this information were to reflect the deduction of insurance charges, fees and expenses would be higher.

SHORT INTEREST EXPENSE - "Short Interest Expense" occurs because the Inverse Government Long Bond Strategy Fund short-sells a Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset - in its entirety or in part - by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather, it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than expenses, the expense ratio for the Inverse Government Long Bond Strategy would have equaled ____%.

SHORT DIVIDEND EXPENSE - "Short Dividend Expense" occurs because the Multi-Hedge Strategies Fund and Managed Futures Strategy Fund short-sell equity securities to gain the inverse exposure necessary to meet their respective investment objectives. Each Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, any such dividend on a security sold short generally has the effect of reducing the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. "Short Dividend Expense" is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Multi-Hedge Strategies Fund and Managed Futures Strategy Fund would have equaled ____% and ____%, respectively.

TOTAL OTHER EXPENSES - For the Commodities Strategy Fund, Long/Short Commodities Strategy Fund, and Multi-Hedge Strategies Fund, "Total Other Expenses" includes transfer agent fees, custodial fees, and accounting and legal expenses that the Fund and the Subsidiary pay, as indicated in the table under "Fees and Expenses of the Fund." "Total Other Expenses" include "Other Expenses of the Subsidiary."

For the Managed Futures Strategy Fund, "Total Other Expenses" includes index licensing fees, transfer agent fees, custodial fees, and accounting and legal expenses that the Fund and the Subsidiary pay, as indicated. A portion of the index licensing fee is embedded in the purchase price of certain structured notes in which the Fund may invest and is not reflected in "Total Other Expenses." Thus, the amount of index license fees paid directly by the Fund, or paid indirectly as an embedded fee within the structured notes, will vary depending on how much of the Fund's assets are invested in structured notes.

ACQUIRED FUND FEES AND EXPENSES - As a shareholder in certain funds (the "Acquired Funds"), the International Opportunity Fund, Multi-Hedge Strategies Fund, Alternative Strategies Allocation Fund and Asset Allocation Funds will each indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the
(ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown.

PURCHASING AND REDEEMING SHARES
--------------------------------------------------------------------------------

Shares of the Funds are offered continuously. Ordinarily, investors may buy shares on any day that the NYSE is open for business (a "Business Day"). However, the Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government Bond Market is closed, including Columbus Day and Veterans' Day. In addition, on any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.


Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydex-sgi.com.

Shares of each Fund are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex|SGI may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Because the Domestic Equity Funds (except for the Multi-Cap Core Equity Fund), Sector Funds, International Equity Funds, Specialty Funds, Fixed Income Funds, and U.S. Government Money Market Fund are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex|SGI Funds, the Multi-Cap Core Equity Fund, Opportunistic Funds, Alternative Funds, and Asset Allocation Funds are not suitable for purchase by active investors. Each Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Funds are sold primarily, directly and indirectly, through variable annuity and variable life insurance products, the Funds expect that all shares of the Funds will be owned, directly and indirectly, on an omnibus level by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Funds' ability to prevent frequent trading of the Funds will be solely dependent on the ability and willingness of the various insurance companies to assist in its prevention. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

DIVIDENDS, DISTRIBUTIONS, AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund and Government Long Bond 1.2x Strategy Fund which declare and pay dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

FINANCIAL  HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).The total returns do not reflect fees and charges imposed at the separate account level. The information provided below for the year ended December 31, 2009 has been audited by_______________________, whose report, along with the financial statements and related notes, appear in the Funds' 2009 Annual Reports. The information provided below for prior periods was audited by a predecessor independent registered public accounting firm. The 2009 Annual Reports are available upon request and without charge by calling 1-800-820-0888. The 2009 Annual Reports are incorporated by reference in the SAI.

[FINANCIAL HIGHLIGHTS TO BE INSERTED HERE]

INDEX PUBLISHERS INFORMATION
--------------------------------------------------------------------------------

STANDARD & POOR'S

The S&P 500 2x Strategy, Inverse S&P 500 2x Strategy, Inverse S&P 500 Strategy, Mid-Cap 1.5x Strategy, Inverse Mid-Cap Strategy, Nova, S&P 500, S&P 500 Pure Growth, S&P 500 Pure Value, S&P MidCap 400 Pure Growth, S&P MidCap 400 Pure Value, S&P SmallCap 600 Pure Growth, S&P SmallCap 600 Pure Value, Commodities Strategy, and Managed Futures Strategy Funds (the "Rydex|SGI S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"), Citigroup Global Markets, Inc. ("Citigroup") or Alpha Financial Technologies, Inc. ("AFT"), the owner of the S&P DTI. S&P, Citigroup and AFT make no representation, condition, warranty, express or implied, to the owners of the Rydex|SGI S&P Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex|SGI S&P Funds particularly or the ability of the S&P 500(R) Index, S&P MidCap 400(R) Index, S&P 500 Pure Growth Index, S&P 500 Pure Value Index, S&P MidCap 400 Pure Growth Index, S&P MidCap 400 Pure Value Index, S&P SmallCap 600 Pure Growth Index, S&P SmallCap 600 Pure Value Index, S&P GSCI(TM) Commodity Index, and S&P DTI (the "S&P Indices") to track general stock market performance or provide a basis for superior investment performance. S&P's, Citigroup's and AFT's only relationship to Rydex|SGI Investments ("Licensee") is the licensing of certain of their trademarks and of the S&P Indices which are determined, composed and calculated by S&P without regard to Licensee or the Rydex|SGI S&P Funds. S&P, Citigroup and AFT have no obligation to take the needs of Licensee or the owners of the Rydex|SGI S&P Funds into consideration in determining, composing or calculating the S&P Indices. S&P, Citigroup and AFT are not responsible for and have not participated in the determination of the prices and amount of the Rydex|SGI S&P Funds or the timing of the issuance or sale of the Rydex|SGI S&P Funds or in the determination or calculation of the equation by which the Rydex|SGI S&P Funds are to be converted into cash. S&P, Citigroup and AFT have no obligation or liability in connection with the administration, marketing, or trading of the Rydex|SGI S&P Funds.

S&P, Citigroup and AFT do not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein and S&P, Citigroup and AFT shall have no liability for any errors, omissions, or interruptions therein. S&P, Citigroup and AFT make no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Rydex|SGI S&P Funds, or any other person or entity from the use of the S&P Indices or any data included therein. S&P, Citigroup and AFT make no express or implied warranties or conditions, and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P, Citigroup or AFT have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.

"Standard & Poor's(R)," S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500 Pure Value," "S&P 500 Pure Growth," "S&P MidCap 400 Pure Value," "S&P MidCap 400 Pure Growth," "S&P SmallCap 600 Pure Value," and "S&P SmallCap 600 Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

DOW JONES

STOXX and Dow Jones have no relationship to Rydex Investments, other than the licensing of the Dow Jones Industrial Average(SM) (DIE) and the Dow Jones STOXX Index (the "Dow Jones Indices") and the related trademarks for use in connection with the Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, and Europe 1.25x Strategy Fund (the "Rydex Dow Jones Funds"). "Dow Jones," "Dow Jones Industrial AverageSM," "DIAS," and "STOXX," are service marks of Dow Jones & Company, Inc.

STOXX and Dow Jones do not:

     o    Sponsor, endorse, sell or promote the Rydex|SGI Dow Jones Funds.

     o Recommend that any person invest in the Rydex|SGI Dow Jones Funds or any other securities.

     o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Rydex|SGI Dow Jones Funds.

     o Have any responsibility or liability for the administration, management or marketing of the Rydex|SGI Dow Jones Funds.

     o Consider the needs of the Dow Jones Funds or the owners of the Rydex|SGI Dow Jones Funds in determining, composing or calculating the relevant index or have any obligation to do so.

STOXX and Dow Jones will not have any liability in connection with the Rydex|SGI Dow Jones Funds. Specifically:

     o STOXX and Dow Jones do not make any warranty, expressed or implied, and Dow Jones disclaims any warranty about:

     o The results to be obtained by the Rydex|SGI Dow Jones Funds, the owner of the Rydex|SGI Dow Jones Funds, or any other person in connection with the use of the Dow Jones Indices and the data included in the Dow Jones Indices;

     o    The accuracy or completeness of the Dow Jones Indices and their data;

     o The merchantability and the fitness for a particular purpose or use of the Dow Jones Indices and their data;

     o STOXX and Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Jones Indices or their data;

     o Under no circumstances will STOXX or Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or Dow Jones knows that they might occur.

The licensing agreement between Rydex Investments and STOXX and Dow Jones is solely for their benefit and not for the benefit of the owners of the Rydex Dow Jones Funds or any other third parties.

NASDAQ OX GROUP, INC.

The NASDAQ-100(R) 2x Strategy, Inverse NASDAQ-100(R) 2x Strategy, Inverse NASDAQ-100(R) Strategy, and NASDAQ-100(R) Funds (the "Rydex|SGI NASDAQ Funds") are not sponsored, endorsed, sold or promoted by The NASDAQ OX Group, Inc. or its affiliates (NASDAQ OX, with its affiliates, are referred to as the "Corporations").The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Rydex|SGI NASDAQ Funds. The Corporations make no representation or warranty, express or implied to the owners of the Rydex|SGI NASDAQ Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex|SGI NASDAQ Funds particularly, or the ability of the NASDAQ-100 Index(R) to track general stock market performance. The Corporations' only relationship to Rydex|SGI Investments ("Licensee") is in the licensing of the NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R) registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index(R) which is determined, composed and calculated by the Corporations without regard to Licensee or the Rydex|SGI NASDAQ Funds. The Corporations have no obligation to take the needs of the Licensee or the owners of the Rydex|SGI NASDAQ Funds into consideration in determining, composing or calculating the NASDAQ-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Rydex|SGI NASDAQ Funds to be issued or in the determination or calculation of the equation by which the Rydex|SGI NASDAQ Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Rydex|SGI NASDAQ Funds.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the NASDAQ-100 Index(R) or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by

Licensee, owners of the Rydex|SGI NASDAQ Funds, or any other person or entity from the use of the NASDAQ-100 Index(R) or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the NASDAQ-100 Index(R) or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of such damages.

NIKKEI INC.

Nikkei Inc. (the "Index Publisher") does not sponsor, endorse, sell or promote any Rydex|SGI Fund and makes no representation or warranty, implied or express, to the investors in the Japan 2x Strategy Fund, or any members of the public, regarding:

     o    The advisability of investing in index funds;

     o    The ability of any index to track stock market performance;

     o The accuracy and/or the completeness of the aforementioned index or any data included therein;

     o The results to be obtained by the Japan 2x Strategy Fund, the investors in the Japan 2x Strategy Fund, or any person or entity from the use of the index or data included therein; and

     o The merchantability or fitness for a particular purpose for use with respect to the index or any data included therein.

Further, the Index Publisher does not:

     o Recommend that any person invest in the Japan 2x Strategy Fund or any other securities;

     o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Japan 2x Strategy Fund;

     o Have any responsibility or liability for the administration, management or marketing of the Japan 2x Strategy Fund;

     o Consider the needs of the Japan 2x Strategy Fund or the investors in the Japan 2x Strategy Fund in determining, composing or calculating the index or has any obligation to do so;

     o Have any liability in connection with the Japan 2x Strategy Fund or for any errors, omissions or interruptions in connection with the index or the related data;

     o Have any liability for any lost profits or indirect punitive, special or consequential damages or losses, even if Nikkei Inc. knows that they might occur.

FRANK RUSSELL COMPANY

The Russell 2000(R) 2x Strategy, Inverse Russell 2000(R) 2x Strategy, Inverse Russell 2000(R) Strategy, Russell 2000(R) and Russell 2000(R) 1.5x Strategy Funds (the "Rydex|SGI Russell Funds") are not sponsored or endorsed by, nor in any way affiliated with Frank Russell Company ("Russell"). Russell is not responsible for and has not reviewed the Russell Funds nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000(R) Index (the "Russell Index") which is a trademark/service mark of Russell. Russell has no obligation to take the needs of any of the Rydex|SGI Russell Funds or their participants or any other product or person into consideration in determining, composing or calculating the Russell Index.

Russell's publication of the Russell Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Index is based.

Russell makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell Index or any data included in the Russell Index. Russell makes no representation, warranty or guarantee regarding the use, or the results of use, of the Russell Index or any data included therein, or any security (or combination thereof) comprising the Russell Index. Russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell Index or any data or any security (or combination thereof) included therein.

Russell(R) is a trademark of the Frank Russell Company.

ICE FUTURES U.S., INC.

The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds (the "Products") are not sponsored, endorsed, sold or promoted by ICE Futures U.S., Inc. ("ICE Futures"). ICE Futures makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the U.S. Dollar Index(R), to track market performance of either Product. ICE Futures' only relationship to Rydex Investments ("Licensee") is the licensing of certain names and marks and of the U.S. Dollar Index(R), which is determined, composed and calculated without regard to the Licensee or the Products. ICE Futures has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing or calculating the U.S. Dollar Index(R). ICE Futures is not responsible for and has not participated in any determination or calculation made with respect to the issuance or redemption of interests in the Products. ICE Futures has no obligation or liability in connection with the administration, purchase, sale marketing, promotion or trading of the Products.

Ice Futures does not guarantee the accuracy and/or the completeness of the U.S. Dollar Index(R) or any data included therein. Ice Futures makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Products, or any other person or entity from the use of the U.S. Dollar Index(R) or any data included therein in connection with the rights licensed hereunder, in connection with the purchase, sale or trading of any Product, or for any other use. Ice Futures makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the U.S. Dollar Index(R) or nay data included therein. Without limiting any of the foregoing, in no event shall Ice Futures have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

J.P. MORGAN SECURITIES LTD.
The JPMorgan Core Commodity-Investable Global Asset Rotator Long-Short Sigma Index ("Index") was developed, compiled, prepared and arranged by J.P. Morgan Securities Ltd. ("JPMorgan") through expenditure of substantial time, effort and money and constitutes valuable intellectual property and a trade secret of JPMorgan and all proprietary and intellectual property rights of any nature, including patents, copyrights, trademarks and trade secrets regarding the Index, and any and all copies, modifications, enhancements and derivative works thereof are owned by and will remain the property of JPMorgan. Copyright to this document may belong to unaffiliated third parties.

The Long/Short Commodities Strategy Fund is not sponsored, endorsed, sold or promoted by JPMorgan. JPMorgan makes no representation or warranty, express or implied, to the owners of the Long/Short Commodities Strategy Fund or any member of the public regarding the advisability of investing in securities generally or in the Long/Short Commodities Strategy Fund particularly or the ability of the JPMorgan Core Commodity-Investable Global Asset Rotator Long Short Sigma Index (the "Index") to track the investment opportunities in the commodity futures and forwards markets or otherwise achieve its objective. JPMorgan has no obligation to take the needs of Rydex Investments or the owners of the Long/Short Commodities Strategy Fund into consideration in determining, composing or calculating the Index. JPMorgan is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Long/Short Commodities Strategy Fund to be issued or in the determination or calculation of the equation by which the Long/Short Commodities Strategy Fund is to be converted into cash. JPMorgan has no obligation or liability in connection with the administration, marketing or trading of the Long/Short Commodities Strategy Fund. It is expected that affiliates of JPMorgan, the publisher of the underlying index, may act as principal or agent in connection with securities and other financial instruments in which the Long/Short Commodities Strategy Fund may invest, including without limitation swaps and structured notes.

THE INDEX IS PROVIDED "AS IS" WITH ANY AND ALL FAULTS. JPMORGAN DOES NOT GUARANTEE THE AVAILABILITY, SEQUENCE, TIMELINESS, QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX AND/OR ANY INFORMATION RELATING TO THE LONG/SHORT COMMODITIES STRATEGY FUND AND/OR ANY DATA INCLUDED THEREIN, OR OTHERWISE OBTAINED BY RYDEX INVESTMENTS, OWNERS OF THE LONG/SHORT COMMODITIES STRATEGY FUND, OR BY ANY OTHER PERSON OR ENTITY FROM ANY USE OF THE INDEX AND/OR LONG/SHORT COMMODITIES STRATEGY FUND. JPMORGAN MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OF FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN, OR OTHERWISE OBTAINED BY RYDEX INVESTMENTS, OWNERS OF THE LONG/SHORT COMMODITIES STRATEGY FUND, OR BY ANY OTHER PERSON OR ENTITY FROM ANY USE OF THE INDEX AND/OR FUND. THERE ARE NO REPRESENTATIONS OR WARRANTIES WHICH EXTEND BEYOND THE DESCRIPTION ON THE FACE OF THIS DOCUMENT, IF ANY. ALL WARRANTIES AND REPRESENTATIONS OF ANY KIND WITH REGARD TO THE INDEX AND/OR FUND, ARE DISCLAIMED INCLUDING ANY IMPLIED WARRANTIES OF MERCHANTABILITY, QUALITY, ACCURACY, FITNESS FOR A PARTICULAR PURPOSE AND/OR AGAINST INFRINGEMENT AND/OR WARRANTIES AS TO ANY RESULTS TO BE OBTAINED BY AND/OR FROM THE USE OF THE INDEX AND/OR THE FUND. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL JPMORGAN HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES, INCLUDING LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


More information about the Index Publishers is located in the SAI.

ADDITIONAL  INFORMATION
--------------------------------------------------------------------------------

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2010. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov.

Additional information about the Funds' investments is available in the Annual and Semi-Annual Reports. Also, in the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available primarily for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site. You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

9601 Blackwell Road o Suite 500 o
Rockville, MD 20850 www.rydex-sgi.com o
800.820.0888

[INSERT CODE]

                                                    THE RYDEX|SGI VARIABLE FUNDS
                                                                      PROSPECTUS

                                                                     MAY 1, 2010

                                                            CLS ADVISORONE FUNDS
                                                                         AMERIGO
                                                                        CLERMONT
                                          SELECT ALLOCATION (FORMERLY, BEROLINA)









The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND SUMMARIES
(INCLUDES FUND OBJECTIVE, FEES AND EXPENSES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE INFORMATION, MANAGEMENT INFORMATION, PURCHASE & SALE INFORMATION, TAX INFORMATION, AND PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES)

AMERIGO FUND
   Fund Objective
   Fees and Expenses of the Fund
   Principal Investment Strategies
   Principal Risks
   Performance Information
   Management of the Fund

CLERMONT FUND
   Fund Objective
   Fees and Expenses of the Fund
   Principal Investment Strategies
   Principal Risks
   Performance Information
   Management of the Fund

SELECT ALLOCATION FUND
   Fund Objective
   Fees and Expenses of the Fund
   Principal Investment Strategies
   Principal Risks
   Performance Information
   Management of the Fund

PURCHASE AND SALE OF FUND SHARES

TAX INFORMATION

MORE INFORMATION ABOUT THE TRUST AND THE FUNDS

MANAGEMENT OF THE FUNDS

SHAREHOLDER INFORMATION

PURCHASING AND REDEEMING SHARES

DIVIDENDS, DISTRIBUTIONS, AND TAXES

FINANCIAL HIGHLIGHTS

ADDITIONAL INFORMATION

AMERIGO FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Amerigo Fund seeks to provide long-term growth of capital without regard to current income.

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                       N/A
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of
the value of your investment)
--------------------------------------------------------------------------------
Management Fees                                                 0.90%
--------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees               None
--------------------------------------------------------------------------------
Other Expenses                                                  ____%
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses                                 ____%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                            ____%
--------------------------------------------------------------------------------


Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
----------------------------------------
$____    $  ____    $  ____    $   ____
----------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Fund seeks to achieve its objective by investing primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) of small, mid, and large-capitalization companies, including the stock of foreign issuers. Underlying funds may include exchange-traded funds ("ETFs"), traditional open-end investment management companies ("mutual funds"), and closed-end investment companies ("closed-end funds").

Although the Fund does not seek current income, it may invest up to 20% of its total assets in underlying funds that invest primarily in long, medium, or short-term bonds and other fixed income securities of varying credit quality whenever the Sub-Advisor believes these underlying funds offer a potential for capital appreciation.

Some of the underlying funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers, engage in foreign currency transactions with respect to these investments, or invest in futures contracts and options on futures contracts. The Fund may also invest in individual securities of foreign issuers, engage in foreign currency transactions, including currency hedging transactions, sell securities short, or invest in futures contracts, options and options on futures contracts. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Amerigo Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CURRENCY RISK - Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - An underlying fund's investment in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, an underlying fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

FUND OF FUNDS RISK - By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

HIGH YIELD RISK - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.


LARGE-CAPITALIZATION SECURITIES RISK - The Fund, and certain of the underlying funds, are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.


MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The performance information shown below is based on a calendar year.
--------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------
2004                                             11.09%
--------------------------------------------------------------------
2005                                             9.35%
--------------------------------------------------------------------
2006                                             12.30%
--------------------------------------------------------------------
2007                                             13.77%
--------------------------------------------------------------------
2008                                            -43.09%
--------------------------------------------------------------------
2009                                             _____%
--------------------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

---------------------------------------------------------------------------------------
                                             Past 1                    Since Inception
                                             Year      Past 5 Years     (07/01/2003)
                                             ------------------------------------------
Amerigo Fund                                 _____%      _____%            _____%
---------------------------------------------------------------------------------------

S&P 500 Index (reflects no deduction for
fees, expenses or taxes)                     _____%      _____%            _____%
---------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. CLS Investments, LLC serves as sub-adviser to the Amerigo Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the two individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     -    ROBERT JERGOVIC, CFA, Chief Investment Officer of CLS
          Investments, LLC. Mr. Jergovic has co-managed the Fund since its inception.

     - DENNIS GUENTHER, CFA, Portfolio Manager. Mr. Guenther has co-managed the Fund since its inception.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

CLERMONT FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Clermont Fund seeks a combination of current income and growth of capital.

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)                            N/A
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of
the value of your investment)
--------------------------------------------------------------------------------
Management Fees                                                      0.90%
--------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                    None
--------------------------------------------------------------------------------
Other Expenses                                                       ____%
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses                                      ____%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                 ____%
--------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
----------------------------------------
____     $  ____    $  ____    $   ____
----------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Fund seeks to achieve its objective by investing primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) of small, mid, and large-capitalization companies, including the stock of foreign issuers. Underlying funds may include exchange-traded funds ("ETFs"), traditional open-end investment companies ("mutual funds"), and closed-end investment companies ("closed-end funds").

The Fund invests at least 20% of its total assets in underlying funds that invest primarily in long, medium or short-term bonds and other fixed income securities of varying credit qualities in order to maximize the Fund's total return.

Some of the underlying funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers, engage in foreign currency transactions with respect to these investments, or invest in futures contracts and options on futures contracts. The Fund may also invest in individual securities of foreign issuers, engage in foreign currency transactions, including currency hedging transactions, sell securities short, or invest in futures contracts, options and options on futures contracts. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund may invest up to 80% of its total assets in underlying funds that invest in futures contracts and options on futures contracts.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Clermont Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CURRENCY RISK - Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - An underlying fund's investment in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, an underlying fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

FUND OF FUNDS RISK - By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

HIGH YIELD RISK - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including

ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund, and certain of the underlying funds, are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The performance information shown below is based on a calendar year.
--------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------
2004                                             5.89%
--------------------------------------------------------------------
2005                                             3.92%
--------------------------------------------------------------------
2006                                             8.34%
--------------------------------------------------------------------
2007                                             6.23%
--------------------------------------------------------------------
2008                                           -30.07%
--------------------------------------------------------------------
2009                                            _____%
--------------------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


---------------------------------------------------------------------------------------
                                             Past 1                    Since Inception
                                             Year      Past 5 Years     (07/01/2003)
                                             ------------------------------------------
Clermont Fund                                 _____%     _____%            _____%
---------------------------------------------------------------------------------------
S&P 500 Index (reflects no deduction for
fees, expenses or taxes)                      _____%     _____%            _____%
---------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. CLS Investments, LLC serves as sub-adviser to the Amerigo Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the two individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     -    ROBERT JERGOVIC, CFA, Chief Investment Officer of CLS
          Investments, LLC. Mr. Jergovic has co-managed the Fund since its inception.

     - DENNIS GUENTHER, CFA, Portfolio Manager. Mr. Guenther has co-managed the Fund since its inception.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

SELECT ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - The Select Allocation Fund seeks to provide growth of capital and total return.

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)                            N/A
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of
the value of your investment)
--------------------------------------------------------------------------------
Management Fees                                                      0.90%
--------------------------------------------------------------------------------
Distribution (12b-1) and Shareholder Service Fees                    None
--------------------------------------------------------------------------------
Other Expenses                                                       ____%
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses                                      ____%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                 ____%
--------------------------------------------------------------------------------

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
----------------------------------------
____     $  ____    $  ____    $   ____
----------------------------------------

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - Under normal market conditions, the Fund seeks to achieve its objective by investing primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities of small, mid, and large-capitalization companies that may provide capital growth or appreciation. Underlying funds may include exchange-traded funds ("ETFs"), traditional open-end investment companies ("mutual funds"), and closed-end investment companies ("closed-end funds"). While pursuing its investment objective, the Fund will not invest less than 35% of its total assets in underlying funds that seek capital appreciation or growth.

The Fund may invest up to 65% of its total assets in underlying funds that invest in long, medium, or short-term bonds and other fixed income securities of varying credit quality if the Sub-Advisor believes that these underlying funds offer a potential for capital appreciation, or in individual securities that provide current income.

The Fund also may take long and short positions in ETFs such as Standard & Poor's Depositary Receipts (commonly referred to as SPDRs) and the NASDAQ 100 tracking stock (NASDAQ Symbol QQQQ). The Fund will use these instruments to increase exposure to sectors the Sub-Advisor believes have the greatest potential for upward price movement, and to decrease exposure to sectors the Sub-Advisor believes have the greatest potential for downward price movements.

Some of the underlying funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers, engage in foreign currency transactions with respect to these investments, or invest in futures contracts, options and options on futures contracts. The Fund may also invest in individual securities of foreign issuers, engage in foreign currency transactions, sell securities short, or invest in futures contracts, options and options on futures contracts. The Fund may, but is not obligated to, engage in currency hedging transactions to seek to minimize the effect of fluctuations in relative values between the foreign currencies and the U.S. dollar. To the extent the Fund does not hedge its currency exposure, the value of the Fund's investments will be subject to the currency exchange fluctuations between foreign currencies and the U.S. dollar. Generally, hedging involves derivatives transactions such as entering into currency forward, options or futures contracts. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Select Allocation Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CURRENCY RISK - Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - An underlying fund's investment in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, an underlying fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

FUND OF FUNDS RISK - By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

HIGH YIELD RISK - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund, and certain of the underlying funds, are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time.

MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

PERFORMANCE INFORMATION - The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the

Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The performance information shown below is based on a calendar year.
--------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------
2007                                             14.91%
--------------------------------------------------------------------
2008                                            -42.14%
--------------------------------------------------------------------
2009                                             _____%
--------------------------------------------------------------------

Highest Quarter Return                   Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended __/__/____)      _____%   (quarter ended __/__/____)      -_____%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2009)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

---------------------------------------------------------------------------------------
                                             Past 1                    Since Inception
                                             Year      Past 5 Years     (11/10/2006)
                                             ------- ------------- ----------------
Select Allocation Fund                       _____%      _____%            _____%
---------------------------------------------------------------------------------------
S&P 500 Index (reflects no deduction for
fees, expenses or taxes)                     _____%      _____%            _____%
---------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND - PADCO Advisors II, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. CLS Investments, LLC serves as sub-adviser to the Amerigo Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the two individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

     -    ROBERT JERGOVIC, CFA, Chief Investment Officer of CLS
          Investments, LLC. Mr. Jergovic has co-managed the Fund since its inception.

     - DENNIS GUENTHER, CFA, Portfolio Manager. Mr. Guenther has co-managed the Fund since its inception.

For important information about purchase and sale of fund shares and tax information please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

PURCHASE AND SALE OF FUND SHARES
--------------------------------------------------------------------------------

Shares of the Fund are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayment, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day. All redemption requests will be processed and payment with respect thereto will be made within seven days after tender.

TAX INFORMATION
--------------------------------------------------------------------------------

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account. For additional information about taxes, see "Dividends, Distributions and Taxes" below.

MORE INFORMATION ABOUT THE TRUST AND THE FUNDS
--------------------------------------------------------------------------------

Rydex Variable Trust (the "Trust") is a Delaware business trust offering a number of professionally managed investment portfolios ("funds") that are grouped into several categories according to each fund's investment strategy. This Prospectus describes shares of the Amerigo Fund, Clermont Fund, and Select Allocation Fund (each a "Fund" and together, the "Funds" or "Rydex|SGI Funds").


Shares of the Funds are available primarily for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

INVESTMENT OBJECTIVES

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

INVESTMENT STRATEGIES

Each CLS AdvisorOne Fund operates primarily as a "fund of funds". In other words, each Fund pursues its investment goal by investing primarily in underlying funds, which may include ETFs, mutual funds, and closed-end funds. In addition to investing in underlying funds, each Fund may invest a portion of its assets directly in individual securities or in derivatives, such as options and futures.

ALLOCATION OF ASSETS

The Sub-Advisor generally allocates each Fund's assets among underlying funds or individual securities representing various segments of the financial markets, which may include various style and capitalization combinations as further described below.

ALLOCATION OF FUND ASSETS AMONG MARKET SEGMENTS

The Sub-Advisor allocates each Fund's assets primarily among various style and capitalization combinations (such as aggressive growth, growth, growth and income, small capitalization, etc.) of open-end and closed-end investment companies, specialty and industry sector funds (including utility funds), international and global stock funds (including developed and emerging markets, regional funds and country specific funds), international and global bond funds, U.S. government securities, corporate bonds, high yield bond funds, money market funds and ETFs. The Funds may also invest in individual securities and derivatives.

Using fundamental and technical analysis, the Sub-Advisor assesses the relative risk and reward potential of these segments of the financial markets, with the objective of providing the best opportunity for achieving each Fund's investment objective. The Funds' portfolios are expected to vary considerably among the various market segments as changes in economic and market trends occur. The Sub-Advisor underweights market segments that it believes to have below average risk/reward potential and overweights market segments that it believes to have above average risk/reward potential.

ALLOCATION OF FUND ASSET SUBCLASSES

The Asset allocation process is not limited to determining the degree to which a Fund's assets should be invested in a given market segment. The Sub-Advisor continually explores opportunities in various subclasses of assets, which may include:

     -    geoeconomic considerations (for example, "foreign" versus "domestic")

     - maturities of fixed income securities (for example, "short-term" versus "long-term")

     - market capitalization (for example, "large capitalization" versus "small capitalization")

     -    sector rotation (for example, "high tech" versus "industrial")

STOCK SEGMENT

The Funds may invest in one or more stock funds owning domestic and foreign equity securities, including common stocks and warrants. The Funds may also invest in individual stocks. Common stocks, the most familiar type, represent an ownership interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

The stock segment includes domestic and foreign equity securities of all types. The Sub-Advisor seeks a high total return within this asset class by actively allocating assets to industry sectors expected to benefit from major trends, and to individual stocks that the Sub-Advisor believes to have superior investment potential. When the Sub-Advisor selects stock funds, ti considers both growth and anticipated dividend income. Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depositary receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

BOND SEGMENT

The Funds may invest in one or more bond funds owning domestic and foreign debt securities or in individual securities issued by either domestic or foreign parties. Bonds and other debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The bond segment includes all varieties of domestic and foreign fixed income securities. The Sub-Advisor will seek to manage total return, income, and risk within the bond segment by adjusting a Fund's investments in bond funds that hold securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities. Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. These securities may be denominated in U.S. dollars or foreign currency. The Funds may also invest in individual bonds and bond funds that respectively are or hold lower quality, high-yielding debt securities (or "junk bonds"). In general, bond prices rise when interest rates fall, and conversely, fall when interest rates rise. Bonds and other debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

MONEY MARKET SEGMENT

The Funds may invest directly in money market securities, or in one o more money market funds owning money market securities. Money market securities are high quality securities (rated in one of the two highest rating categories for short-term debt obligations) and present minimal credit risk. They may include U.S. government obligations, commercial paper and other short-term corporate obligations, and certificates of deposit, bankers' acceptances, bank deposits, repurchase agreements and other financial institution obligations. These securities may be denominated in U.S. dollars or foreign currency.

DEFENSIVE INVESTMENTS

The Sub-Advisor, or the investment advisers of the underlying funds in which a Fund invests, may invest in a fully or partially defensive position when they believe it is appropriate to do so. When this happens, a Fund, or the underlying funds in which the Fund invest, may temporarily increase its investments in government securities and other short-term securities without regard to the Fund's, or the underlying funds', investment restrictions, policies or normal investment emphasis. During such a period, a Fund, or the underlying funds in which the Fund invests, would not be pursing its investment objective. In addition, this defensive investment strategy may cause frequent trading and high portfolio turnover ratios when calculated in accordance with U.S. Securities and Exchange Commission ("SEC") rules. High transaction costs could result from more frequent trading. Frequent trading may also result in realization of net short-term capital gains upon which you may be taxed at ordinary tax rates when distributed from a Fund. The Funds may also use combinations of options and futures to achieve a more aggressive or defensive position. Such defensive investment positions may affect the Funds' performance and their ability to achieve their respective investment objectives. in addition, there can be no assurance that such risk management strategies will be implemented, or that if they are utilized that they will be successful in reducing losses to the Funds.

SELECTION OF UNDERLYING FUNDS

The Funds invest in underlying funds that invest primarily in common stock or securities convertible into or exchangeable for common stock, such as convertible preferred stock, convertible debentures, warrants, options and bonds. The Sub-Advisor selects specific underlying funds for investment based, in part, on their investment goals and strategies, their investment adviser and portfolio manager, and on the analysis of their past performance (absolute, relative and risk-adjusted). The Sub-Advisor also considers other factors in the selection of underlying funds, such as fund size, liquidity, expense ratio, quality of shareholder service, reputation and tenure of portfolio manager, general composition of its investment portfolio and current and expected portfolio holdings. Many underlying funds in which a Fund invests may not share the same investment goal and investment limitations as the Fund. Normally, a Fund will invest its assets in underlying funds from several different fund families, managed by a variety of investment advisers, and having a variety of different investment goals and strategies. However, a Fund may invest up to 100% of its total assets in one underlying fund. Also, because each Fund may invest heavily in ETFs and because the number of investment advisers offering a wide range of ETFs is limited, the Fund may have a large percentage of its underlying fund assets managed by one investment adviser.

INVESTMENT RISKS

The following section provides additional information regarding certain of the principal risks under "Principal Risks" in the Fund Summaries along with additional risk information. Risk information is applicable to all Funds unless otherwise noted.

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Sub-Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DERIVATIVES RISK - Certain of the underlying funds may invest a percentage of their assets in derivatives, such as futures and options contracts, to pursue their investment objectives. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Certain of the underlying funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The affiliated underlying funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, an underlying fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, an underlying fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the underlying fund.

The risks associated with an underlying fund's use of futures and options contracts include:

     - The underlying fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by the underlying fund and the prices of futures and options on futures.

     - Although the underlying fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the underlying fund may be unable to close out its futures contracts at a time which is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options. Because option premiums paid or received by the underlying fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - Certain of the underlying funds may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in certain of the underlying funds having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - Certain of the underlying funds may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by an underlying fund.

FUND OF FUNDS RISK - The Fund is subject to fund of funds risk. By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. In order to minimize these expenses, the Fund intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.

In addition, an underlying fund may buy the same securities that another underlying fund sells. If this happens, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, the Fund investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. In addition, certain of the underlying funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Because the Fund invests most of its assets in underlying funds, the Fund's investment performance is directly related to the performance of those underlying funds. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest.

HIGH YIELD RISK - Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of certain of the underlying funds to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the underlying fund may lose its entire investment.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market or when such investments present a more cost efficient alternative to investing directly in securities. The Fund, in particular, will regularly invest in other investment companies, including the underlying funds, some of which may also invest in investment companies, and ETFs. When the Fund invests in an investment company, including affiliated underlying funds, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. For example, if an underlying fund sells the same securities another underlying fund is purchasing, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Similarly, an investor in the Fund may receive taxable gains as a result of the underlying funds' portfolio transactions in addition to these taxable gains as a result of the underlying funds' portfolio transactions in addition to the taxable gains attributable to the Fund's transactions in shares of the underlying funds. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. Also, the lack of liquidity in an exchange-traded fund can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities.

     EXCHANGE-TRADED FUND RISK - The Fund may invest to a significant extent in shares of exchange-traded funds to gain exposure to its investment objective. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, AMEX, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF's holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the "spread," will also vary for an ETF depending on the ETF's trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF's shares trading at a premium or a discount to NAV. The Fund, from time to time, may invest in exchange-traded investment funds that are not registered pursuant to the Investment Company Act of 1940. Such exchange-traded investment funds may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

MARKET RISK - Certain of the underlying funds may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. An underlying fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which an underlying fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of an underlying fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Asset Allocation Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK - Short sales are transactions in which certain of the underlying funds sell a security they do not own. To complete the transaction, the underlying fund must borrow the security to make delivery to the buyer. The underlying fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the underlying fund. If the underlying security goes down in price between the time the underlying fund sells the security and buys it back, the underlying fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the underlying fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the underlying fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the underlying fund must pay to the lender of the security. The underlying fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the underlying fund's needs for immediate cash or other liquidity. The underlying fund's investment performance may also suffer if the underlying fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the underlying fund to deliver the securities the underlying fund borrowed at the commencement of the short sale and the underlying fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the underlying fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the underlying fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when an underlying fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the underlying fund on the investment of the cash generated by the short sale. When the an underlying fund sells short an equity security that pays a dividend, the underlying fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the underlying fund and reflects the expense in its financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the underlying fund's unrealized gain or reduces the underlying fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the underlying fund is obligated to pay is greater than the interest earned by the underlying fund on investments, the performance of the underlying fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the underlying fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

PORTFOLIO HOLDINGS
A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
The Advisor is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Advisor has served as the investment adviser of the Rydex|SGI Funds since each Rydex|SGI Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2009, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
AMERIGO                                                                    0.90%
CLERMONT                                                                   0.90%
SELECT ALLOCATION                                                          0.90%

The Advisor pays the Sub-Advisor out of the advisory fees it receives. The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees that are affiliated with the Advisor.

The Advisor or its affiliates may make payments from its own resources to insurance companies, broker-dealers, and other financial institutions, including to the Advisor's parent company, Security Benefit Corporation and its affiliates, in connection with services provided to the Funds.

A discussion regarding the basis for the Board's August 2009 approval of the Funds' investment advisory agreement is available in the December 31, 2009 Annual Report to Shareholders, which covers the period January 1, 2009 to December 31, 2009.

INVESTMENT SUB-ADVISOR

CLS Investments, LLC, 4020 South 147th Street, Omaha, Nebraska, 68137, serves as investment sub-adviser to the Funds and is responsible for the day-to-day management of each Fund's portfolio. The Sub-Advisor has been an investment adviser to individuals, employee benefit plans, trusts, and corporations since 1989 and has extensive experience managing portfolios of mutual funds.

A discussion regarding the basis for the Board's August 2009 approval of the Funds' investment sub-advisory agreement is available in December 31, 2009 Annual Report to Shareholders, which covers the period January 1, 2009 to December 31, 2009. Subject to the terms and conditions provided for in the investment sub-advisoory agreement, the agreement remains in effect for an initial two year term from the date of the agreement and remains in effect for periods of one year thereafter subject to Board approval. Therefore, the investment sub-advisory agreement is next scheduled to be approved by the Board of Trustees at the Trust's August 2010 Meeting. A discussion regarding the basis for the Board's August 2010 approval of the investment sub-advisory agreement will be available in the December 31, 2010 Annual Report to Shareholders, which covers the period January 1, 2010 to December 31, 2010.

Portfolio Management

CLS has an Investment Committee comprised of CLS portfolio managers and other management of CLS as well as individuals outside of CLS. The Investment Committee is responsible for the prudent management of CLS assets and meets on a quarterly basis to discuss, in general terms, CLS's risk management, asset allocation, investment strategy, and performance. The members of the Investment Committee include: W. Patrick Clarke, Todd Clarke, Stephen A. Donahoe, Dennis R. Guenther, Robert M. Jergovic, Scott R. Kubie, Brian Nielsen, Jennifer J. Schenkelberg and Brian Beaulieu. The Investment Committee may also retain other individuals to serve as advisors or consultants. Todd Clarke, President of CLS, serves as Chairman of the Investment Committee.

On a day-to-day basis, the two individuals listed below are jointly and primarily responsible for the management of the Funds.

ROBERT JERGOVIC, CFA, joined CLS as a portfolio manager in November 2000. In March of 2002, Mr. Jergovic was promoted to Chief Investment Officer. He also serves on the CLS Investment Committee. As Chief Investment Officer, Mr. Jergovic leads the research and analysis of the financial markets and mutual funds. Mr. Jergovic has served as a Registered Representative of Northern Lights Distributors, LLC, and its predecessor since November of 2003. Mr. Jergovic has co-managed the Amerigo, Clermont and Select Allocation Funds since their inception.

DENNIS GUENTHER, CFA, joined CLS in 1997 and has served as a portfolio manager and as a member of the CLS Investment Committee since May of 2004. Mr. Guenther also has served as a Registered Representative of Northern Lights Distributors, LLC, and its predecessor since November of 2003. Mr. Guenther served as Financial Analyst of CLS from 2002 to 2004. Mr. Guenther has co-managed the Amerigo, Clermont and Select Allocation Funds since their inception.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

CALCULATING NET ASSET VALUE

The price per share (the offering price) will be the net asset value ("NAV") next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by the shareholders. For each Fund, the NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern
Time). Each insurance company may have different rules about the timing and processing of transaction orders. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values shares of the underlying funds at their NAV and other investments at market prices. The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

EXPLANATION OF CERTAIN FUND FEES AND EXPENSES

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUNDS SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE "FUND FEES AND EXPENSES" TABLE

AND "EXAMPLE" INFORMATION INCLUDED IN EACH FUND'S SUMMARY SECTION DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THIS INFORMATION WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

ACQUIRED FUND FEES AND EXPENSES - As a shareholder in certain funds (the "Acquired Funds"), the Funds will each indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown.

PURCHASING AND REDEEMING SHARES
--------------------------------------------------------------------------------

Shares of the Funds are offered continuously. Ordinarily, investors may buy shares on any day that the NYSE is open for business (a "Business Day"). In addition, on any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of the Funds are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts and by certain pension, profit sharing and other retirement plans. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of the Funds based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Funds' net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to the Funds, Rydex|SGI may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because each Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of a Fund come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact the Fund's ability to achieve its investment objective.

DIVIDENDS, DISTRIBUTIONS, AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2010. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at the following address: publicinfo@sec.gov.

Additional information about the Funds' investments is available in the Annual and Semi-Annual Reports. Also, in the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available primarily for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site. You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

9601 Blackwell Road o Suite 500 o
Rockville, MD 20850 www.rydex-sgi.com o
800.820.0888

[INSERT CODE]

                       STATEMENT OF ADDITIONAL INFORMATION

                              RYDEX VARIABLE TRUST
                         9601 BLACKWELL ROAD, SUITE 500
                            ROCKVILLE, MARYLAND 20850
                            800-820-0888 301-296-5100
                                WWW.RYDEX-SGI.COM

Rydex Variable Trust (the "Trust") is a no-load mutual fund complex with a number of separate investment portfolios. This Statement of Additional Information ("SAI") relates to shares of the following series (each a "Fund" and collectively, the "Funds" or the "Rydex|SGI Funds"):

TARGET BETA - DOMESTIC EQUITY FUNDS                         TARGET BETA - INTERNATIONAL EQUITY FUNDS
DOW 2X STRATEGY FUND                                        EUROPE 1.25X STRATEGY FUND
NASDAQ-100(R) 2X STRATEGY FUND                              JAPAN 2X STRATEGY FUND
RUSSELL 2000(R) 2X STRATEGY FUND
S&P 500 2X STRATEGY FUND                                    TARGET BETA - SPECIALTY FUNDS
INVERSE DOW 2X STRATEGY FUND                                STRENGTHENING DOLLAR 2X STRATEGY FUND
INVERSE NASDAQ-100(R) 2X STRATEGY FUND                      WEAKENING DOLLAR 2X STRATEGY FUND
INVERSE RUSSELL 2000(R) 2X STRATEGY FUND                    REAL ESTATE FUND
INVERSE S&P 500 2X STRATEGY FUND
INVERSE MID-CAP STRATEGY FUND
INVERSE NASDAQ-100(R) STRATEGY FUND
INVERSE RUSSELL 2000(R) STRATEGY FUND
INVERSE S&P 500 STRATEGY FUND                               OPPORTUNISTIC FUNDS
MID-CAP 1.5X STRATEGY FUND                                  ALL-CAP OPPORTUNITY FUND
MULTI-CAP CORE EQUITY FUND                                  INTERNATIONAL OPPORTUNITY FUND
RNOVA FUND
NASDAQ-100(R) FUND
RUSSELL 2000(R) FUND                                        TARGET BETA - FIXED INCOME FUNDS
RUSSELL 2000(R) 1.5X STRATEGY FUND                          GOVERNMENT LONG BOND 1.2X STRATEGY FUND
S&P 500 FUND                                                INVERSE GOVERNMENT LONG BOND STRATEGY FUND
S&P 500 PURE GROWTH FUND                                    HIGH YIELD STRATEGY FUND
S&P 500 PURE VALUE FUND                                     INVERSE HIGH YIELD STRATEGY FUND
S&P MIDCAP 400 PURE GROWTH FUND
S&P MIDCAP 400 PURE VALUE FUND
S&P SMALLCAP 600 PURE GROWTH FUND                           ALTERNATIVE FUNDS
S&P SMALLCAP 600 PURE VALUE FUND                            ALTERNATIVE STRATEGIES ALLOCATION FUND
                                                            GLOBAL MARKET NEUTRAL FUND
                                                            LONG/SHORT COMMODITIES STRATEGY FUND
TARGET BETA - SECTOR FUNDS                                  MANAGED FUTURES STRATEGY FUND
BANKING FUND                                                MULTI-HEDGE STRATEGIES FUND
BASIC MATERIALS FUND
BIOTECHNOLOGY FUND
CONSUMER PRODUCTS FUND                                      ASSET ALLOCATION FUNDS
ELECTRONICS FUND                                            ALL-ASSET AGGRESSIVE STRATEGY FUND (FORMERLY, ESSENTIAL
ENERGY FUND                                                 PORTFOLIO CONSERVATIVE FUND)
ENERGY SERVICES FUND                                        ALL-ASSET MODERATE STRATEGY FUND
FINANCIAL SERVICES FUND
HEALTH CARE FUND                                            (FORMERLY, ESSENTIAL PORTFOLIO MODERATE FUND)
INTERNET FUND                                               ALL-ASSET AGGRESSIVE STRATEGY FUND (FORMERLY, ESSENTIAL
LEISURE FUND                                                PORTFOLIO AGGRESSIVE FUND)
PRECIOUS METALS FUND
RETAILING FUND                                              TARGET BETA - MONEY MARKET FUND
                                                            U.S. GOVERNMENT MONEY MARKET FUND

TECHNOLOGY FUND
TELECOMMUNICATIONS FUND
TRANSPORTATION FUND
UTILITIES FUND

This SAI is not a prospectus. It should be read in conjunction with the Funds' prospectus dated May 1, 2010 (the "Prospectus"). Capitalized terms not defined herein are defined in the Prospectus. Copies of the Funds' Prospectus are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above. The Funds' financial statements for the fiscal year ended December 31, 2009 are included in the Funds' Annual Report to Shareholders, which has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference.

                       The date of this SAI is May 1, 2010

                                TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE TRUST.............................................

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS................................

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS...................................

DESCRIPTION OF THE MONEY MARKET FUND............................................

DESCRIPTIONS OF THE BENCHMARKS .................................................

SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED AND INVERSE
 INVESTMENT STRATEGIES..........................................................

INVESTMENT RESTRICTIONS.........................................................

BROKERAGE ALLOCATION AND OTHER PRACTICES........................................

MANAGEMENT OF THE TRUST.........................................................

PRINCIPAL HOLDERS OF SECURITIES.................................................

DETERMINATION OF NET ASSET VALUE................................................

PURCHASE AND REDEMPTION OF SHARES...............................................

DIVIDENDS, DISTRIBUTIONS, AND TAXES.............................................

OTHER INFORMATION...............................................................

INDEX PUBLISHERS INFORMATION....................................................

COUNSEL ........................................................................

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................

CUSTODIAN.......................................................................

FINANCIAL STATEMENTS............................................................

APPENDIX A - DESCRIPTION OF RATINGS..........................................A-1

APPENDIX B - RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES..........B-1

APPENDIX C - SECURITY GLOBAL INVESTORS, LLC PROXY VOTING POLICIES
 AND PROCEDURES..............................................................C-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on June 11, 1998. The Trust is permitted to offer separate series (i.e., funds) and different classes of shares that are available through certain deferred variable annuity and variable insurance contracts ("Contracts") that are offered through insurance companies, as well as to certain retirement plan investors. Additional series and/or classes of shares may be created from time to time.

Each Fund is an open-end management investment company. Currently, the Trust consists of sixty-six (66) separate funds issuing a single class of shares. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities. This SAI relates to shares of sixty-three (63) Funds which are categorized below according to each Fund's type of investment strategy.

----------------------------------------------------------------------------------------------------------------------------------
                                                   THE "DOMESTIC EQUITY FUNDS"
---------------------------------------------- ---------------------------------------- ------------------------------------------
Dow 2x Strategy Fund                           Inverse NASDAQ-100(R) Strategy Fund      S&P 500 Fund
---------------------------------------------- ---------------------------------------- ------------------------------------------
NASDAQ-100(R) 2x Strategy Fund                 Inverse Russell 2000(R) Strategy Fund    S&P 500 Pure Growth Fund
---------------------------------------------- ---------------------------------------- ------------------------------------------
Russell 2000(R) 2x Strategy Fund               Inverse S&P 500 Strategy Fund            S&P 500 Pure Value Fund
---------------------------------------------- ---------------------------------------- ------------------------------------------
S&P 500 2x Strategy Fund                       Mid-Cap 1.5x Strategy Fund               S&P MidCap 400 Pure Growth Fund
---------------------------------------------- ---------------------------------------- ------------------------------------------
Inverse Dow 2x Strategy Fund                   Multi-Cap Core Equity Fund               S&P MidCap 400 Pure Value Fund
---------------------------------------------- ---------------------------------------- ------------------------------------------
Inverse NASDAQ-100(R) 2x Strategy Fund         Nova Fund                                S&P SmallCap 600 Pure Growth Fund
---------------------------------------------- ---------------------------------------- ------------------------------------------
Inverse Russell 2000(R) 2x Strategy Fund       NASDAQ-100(R) Fund                       S&P SmallCap 600 Pure Value Fund
---------------------------------------------- ---------------------------------------- ------------------------------------------
Inverse S&P 500 2x Strategy Fund               Russell 2000(R) Fund
---------------------------------------------- ---------------------------------------- ------------------------------------------
Inverse Mid-Cap Strategy Fund                  Russell 2000(R) 1.5x Strategy Fund
---------------------------------------------- ---------------------------------------- ------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                     THE "SECTOR FUNDS"
----------------------------------------------- --------------------------------------- -------------------------------------
Banking Fund                                    Energy Services Fund                    Retailing Fund
----------------------------------------------- --------------------------------------- -------------------------------------
Basic Materials Fund                            Financial Services Fund                 Technology Fund
----------------------------------------------- --------------------------------------- -------------------------------------
Biotechnology Fund                              Health Care Fund                        Telecommunications Fund
----------------------------------------------- --------------------------------------- -------------------------------------
Consumer Products Fund                          Internet Fund                           Transportation Fund
----------------------------------------------- --------------------------------------- -------------------------------------
Electronics Fund                                Leisure Fund                            Utilities Fund
----------------------------------------------- --------------------------------------- -------------------------------------
Energy Fund                                     Precious Metals Fund
----------------------------------------------- --------------------------------------- -------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                              THE "INTERNATIONAL EQUITY FUNDS"
----------------------------------------------------------- ------------------------------------------------------------------
Europe 1.25x Strategy Fund                                  Japan 2x Strategy Fund
----------------------------------------------------------- ------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                    THE "SPECIALTY FUNDS"
----------------------------------------------------------- ------------------------------------------------------------------
Commodities Strategy Fund                                   Strengthening Dollar 2x Strategy Fund
----------------------------------------------------------- ------------------------------------------------------------------
Weakening Dollar 2x Strategy Fund                           Real Estate Fund
----------------------------------------------------------- ------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                  THE "OPPORTUNISTIC FUNDS"
----------------------------------------------------------- ------------------------------------------------------------------
All-Cap Opportunity Fund                                    International Opportunity Fund
----------------------------------------------------------- ------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                  THE "FIXED INCOME FUNDS"
----------------------------------------------------------- ------------------------------------------------------------------
Government Long Bond 1.2x Strategy Fund                     High Yield Strategy Fund
----------------------------------------------------------- ------------------------------------------------------------------
Inverse Government Long Bond Strategy Fund                  Inverse High Yield Strategy Fund
----------------------------------------------------------- ------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                   THE "ALTERNATIVE FUNDS"
----------------------------------------------------------- ------------------------------------------------------------------
Alternative Strategies Allocation Fund                      Global Market Neutral Fund
----------------------------------------------------------- ------------------------------------------------------------------
Long/Short Commodities Strategy Fund                        Managed Futures Strategy Fund
----------------------------------------------------------- ------------------------------------------------------------------
Multi-Hedge Strategies Fund
----------------------------------------------------------- ------------------------------------------------------------------

                                       4


------------------------------------------------------------------------------------------------------------------------------
                                                THE "ASSET ALLOCATION FUNDS"
----------------------------------------- --------------------------------------- --------------------------------------------
All-Asset Strategy Conservative Fund      All-Asset Strategy Moderate Fund        All-Asset Strategy Aggressive Fund
----------------------------------------- --------------------------------------- --------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                  THE "MONEY MARKET FUND"
--------------------------------------------------------------------------------------- -------------------------------------
U.S. Government Money Market Fund (the "Money Market Fund")
--------------------------------------------------------------------------------------- -------------------------------------

The Trust is the successor to the Rydex Advisor Variable Annuity Account (the "Separate Account"), and the subaccounts of the Separate Account (the "Rydex Subaccounts"). The Rydex Subaccounts were divided into the Nova, Ursa, OTC, Precious Metals, U.S. Government Bond, and Money Market Subaccounts. Substantial portions of the Rydex Subaccounts' assets were transferred to the respective successor Funds (Nova, Inverse S&P 500 Strategy, NASDAQ-100(R) Strategy, Precious Metals, U.S. Government Bond and Money Market Funds) of the Trust in connection with the commencement of operations of the Trust. To obtain historical financial information about the Rydex Subaccounts, please call 1-800-820-0888.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL

Each Fund's investment objective and principal investment strategies are described in the Funds' Prospectus. The investment objective of each Fund (except the Money Market Fund) is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares. The investment objective of the Money Market Fund is a fundamental policy, and cannot be changed without the consent of a majority of the Fund's outstanding shares.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors II, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors II, Inc. operates under the name Rydex Investments ("Rydex" or the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectus may, consistent with each Fund's investment objectives and limitations, be used by a Fund if, in the opinion of the Advisor, or with respect to the International Opportunity Fund and the Global Market Neutral Fund, the sub-advisors, Valu-Trac Investment Management Limited ("Valu-Trac") and Security Global Investors, LLC ("SGI" and with Valu-Trac, each a "Sub-Advisor" and together, the "Sub-Advisors"), respectively, these strategies will be advantageous to that Fund. Each Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund's fundamental investment policies. There is no assurance that any of the Funds' strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives. The following information supplements and should be read in conjunction with the Funds' Prospectus.

ALTERNATIVE STRATEGIES ALLOCATION FUND AND ASSET ALLOCATION FUNDS. The Alternative Strategies Allocation Fund and the Asset Allocation Funds are "funds of funds." The Alternative Strategies Allocation Fund invests its assets in a combination of funds within the Rydex family of mutual funds as well as in unaffiliated funds, including exchange-traded funds (the "Alternative Strategies Allocation Underlying Funds") as described in the Fund's Prospectus. The Asset Allocation Funds invest their assets in a combination of funds within the same group of affiliated investment companies, SGI Funds and Rydex family of mutual funds, and in exchange-traded funds (the "Asset Allocation Underlying Funds" and together with the Alternative Strategies Allocation Underlying Funds, the "Underlying Funds"), as described in the Funds' Prospectus. Therefore, unless otherwise stated, the Alternative Strategies Allocation Fund and the Asset Allocation Funds do not directly invest in the portfolio securities or use the investment techniques of their respective Underlying Funds. Nonetheless, the Alternative Strategies Allocation Fund and each Asset Allocation Fund is indirectly subject to the risks associated with the portfolio securities or investment techniques of their Underlying Funds. The Alternative Strategies Allocation Fund and each Asset Allocation Fund may, however, borrow money from banks, invest directly in stocks, bonds, and other types of securities, and lend their securities to qualified borrowers.

COMMODITIES STRATEGY FUND, LONG/SHORT COMMODITIES STRATEGY FUND, MANAGED FUTURES STRATEGY FUND, AND MULTI-HEDGE STRATEGIES FUND. Each Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (each a "Subsidiary" and together, the "Subsidiaries"). It is expected that each Subsidiary will invest primarily in commodity futures, option and swap contracts, but it also may invest in financial futures, fixed income securities, structured notes, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940 (the "1940 Act"), and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. As a result, each Fund may be considered to be investing indirectly in these investments through its Subsidiary. For that reason, and for the sake of convenience, references in this SAI to these Funds may also include the Subsidiaries. Each Subsidiary has adopted compliance policies and procedures that are substantially similar to the policies and procedures adopted by each Fund. The Funds' Chief Compliance Officer oversees implementation of the Subsidiaries' policies and procedures, and makes periodic reports to the Funds' Board regarding the Subsidiaries' compliance with their policies and procedures.

Each Subsidiary is a company organized under the laws of the Cayman Islands, whose registered office is located at the offices of Stuarts Corporate Services Ltd., P.O. Box 2510, Grand Cayman KY1-1104, Grand Cayman, Cayman Islands. Each Subsidiary's affairs are overseen by its own board of directors consisting of three directors.

Each Subsidiary has entered into a separate contract with the Advisor for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays the Advisor a management fee for its services. The Advisor has contractually agreed to waive the management fee it receives from each Fund in an amount equal to the management fee paid to the Advisor by each Fund's Subsidiary. Each Subsidiary will bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Funds expect that the expenses borne by their respective Subsidiaries will not be material in relation to the value of the Funds' assets. It is therefore expected that the Funds' investment in the Subsidiaries will not result in the Funds paying duplicative fees for similar services provided to the Funds and the Subsidiaries. Please refer to the section in this SAI titled "Tax Implications of Investment in the Wholly-Owned Subsidiaries" for information about certain tax aspects of the Funds' investment in the Subsidiaries.

BORROWING

While the Funds do not anticipate doing so, the Domestic Equity Funds (except the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, and NASDAQ-100(R) Fund), Sector Funds, International Equity Funds, Specialty Funds, Opportunistic Funds, Fixed Income Funds (except the Inverse Government Long Bond Strategy Fund), Alternative Funds and Asset Allocation Funds may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Domestic Equity Funds (except the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P

500 Strategy Fund, and NASDAQ-100(R) Fund), Sector Funds, International Equity Funds, Specialty Funds, Opportunistic Funds, Fixed Income Funds (except the Inverse Government Long Bond Strategy Fund), Alternative Funds, and Asset Allocation Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor, or in the case of the Global Market Neutral Fund, SGI believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.

COMMERCIAL PAPER

Commercial paper is a short-term obligation with a maturity ranging from one to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Money Market Fund, and in the case of the Asset Allocation Funds, certain of the Underlying Funds may invest in commercial paper rated A-1 or A-2 by Standard and Poor's Ratings Services ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). See "Appendix A -Description of Ratings" for a description of commercial paper ratings.

CURRENCY TRANSACTIONS

FOREIGN CURRENCIES. The International Equity Funds, Long/Short Commodities Strategy Fund, International Opportunity Fund, and Alternative Funds (except the Alternative Strategies Allocation Fund) may, and the Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund will, invest directly and indirectly in foreign currencies. In the case of the Alternative Strategies Allocation Fund and the Asset Allocation Funds, certain of the Underlying Funds may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

o Inflation. Exchange rates change to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

o Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

o Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

o Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

o Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

o Government Control. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Funds' or the Underlying Funds' investments is calculated in U.S. Dollars each day that the New York Stock Exchange ("NYSE") is open for business. As a result, to the extent that a Fund's or an Underlying Fund's assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Fund's or the Underlying Fund's NAV as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Funds or the Underlying Funds will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Funds or the Underlying Funds will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Funds' or the Underlying Funds' assets also will be affected by the net investment income generated by the money market instruments in which the Funds or the Underlying Funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The International Equity Funds, International Opportunity Fund, Specialty Funds (except the Commodities Strategy Fund and Real Estate Fund) and Alternative Funds (except the Alternative Strategies Allocation Fund) may incur currency exchange costs when they sell instruments denominated in one currency and buy instruments denominated in another.

CURRENCY-RELATED DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS. Although the International Equity Funds, Commodities Strategy Fund, Long/Short Commodities Strategy Fund, and the Alternative Funds (except the Alternative Strategies Allocation Fund) do not currently expect to engage in currency hedging, each of the Funds, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the Underlying Funds, may, and the International Opportunity Fund intends to, use currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures and options thereon, exchange-listed and over-the-counter options ("OTC options") on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a Nationally Recognized Statistical Rating Organization ("NRSROs") or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

Except for the International Opportunity Fund, a Fund's or an Underlying Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). In addition to Transaction Hedging and Position Hedging, the International Opportunity Fund may engage in currency transactions as part of a currency overlay strategy that seeks to enhance returns and manage risk for the Fund. Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund or an Underlying Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund or an Underlying Fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund or an Underlying Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund or an Underlying Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. A Fund or an Underlying Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund , with the exception of the International Opportunity Fund, or an Underlying Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund or an Underlying Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund or Underlying Fund has or in which that Fund or Underlying Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund or an Underlying Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's or an Underlying Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund's or an Underlying Fund's portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Fund's or the Underlying Fund's securities denominated in linked currencies. For example, if the Advisor, or in the case of the Global Market Neutral Fund, the Sub-Adviser, considers that the Swedish krone is linked to the euro, the Fund or the Underlying Fund holds securities denominated in krone and the Advisor or Sub-Advisor believes that the value of the krone will decline against the U.S. Dollar, the Advisor may enter into a contract to sell euros and buy dollars.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund or an Underlying Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund or an Underlying Fund is engaging in proxy hedging. If a Fund or an Underlying Fund enters into a currency hedging transaction, the Fund or the Underlying Fund will "cover" its position so as not to create a "senior security" as defined in
Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to a Fund or an Underlying Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

A Fund may also buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

The International Equity Funds, Specialty Funds (except the Commodities Strategy Fund and the Real Estate Fund), International Opportunity Fund, Global Market Neutral Fund, and Managed Futures Strategy Fund may conduct currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. The International Equity Funds, Specialty Funds (except the Commodities Strategy Fund and the Real Estate Fund), International Opportunity Fund, Global Market Neutral Fund and Managed Futures Strategy Fund will regularly enter into forward currency contracts.

Each Fund may invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a "synthetic" position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. Dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

The International Equity Funds, Specialty Funds (except the Commodities Strategy Fund and the Real Estate Fund), International Opportunity Fund, Global Market Neutral Fund, and Managed Futures Strategy Fund may invest in forward currency contracts to engage in either Transaction Hedging or Position Hedging, and in the case of the International Opportunity Fund, as part of a currency overlay strategy that seeks to enhance returns and manage risk for the Fund. The International Equity Funds, Specialty Funds (except the Commodities Strategy Fund and the Real Estate Fund), International Opportunity Fund, and Global Market Neutral Fund may each use forward currency contracts for Position Hedging if consistent with its policy of trying to expose its net assets to foreign currencies. The Funds are not required to enter into forward currency contracts for hedging purposes and it is possible that the Funds may not be able to hedge against a currency devaluation that is so generally anticipated that the Funds are unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, the International Equity Funds, Specialty Funds (except the Commodities Strategy Fund and the Real Estate Fund), International Opportunity Fund, Global Market Neutral Fund, and Managed Futures Strategy Fund may have to limit their currency transactions to qualify as "regulated investment companies" under the U.S. Internal Revenue Code of 1986, as amended (the "Code").

The International Equity Funds, Specialty Funds (except the Commodities Strategy Fund and the Real Estate Fund), International Opportunity Fund, Global Market Neutral Fund, and Managed Futures Strategy Fund currently do not intend to enter into forward currency contracts with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the International Equity Funds, Specialty Funds (except the Commodities Strategy Fund and the Real Estate Fund), International Opportunity Fund, Global Market Neutral Fund, and Managed Futures Strategy Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency.

If the International Equity Funds, Specialty Funds (except the Commodities Strategy Fund and the Real Estate Fund), International Opportunity Fund, Global Market Neutral Fund, and Managed Futures

Strategy Fund engage in an offsetting transaction, each Fund may later enter into a new forward currency contract to sell the currency. If a Fund engages in an offsetting transaction, the Fund will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The International Equity Funds, Specialty Funds (except the Commodities Strategy Fund and the Real Estate Fund), International Opportunity Fund, Global Market Neutral Fund, and Managed Futures Strategy Fund may convert their holdings of foreign currencies into U.S. Dollars from time to time, but will incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES. The Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, International Opportunity Fund and Managed Futures Strategy Fund, may invest in foreign currency warrants. Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (i.e., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

The Japan 2x Strategy Fund Specialty Funds (except the Commodities Strategy Fund and Real Estate Fund), and Managed Futures Strategy Fund may also invest in principal exchange rate linked securities ("PERLs(SM)"). PERLs(SM) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time. The return on "standard" PERLs(SM) is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; "reverse" PERLs(SM) are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs(SM) may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

The Japan 2x Strategy Fund, Specialty Funds (except the Commodities Strategy Fund and Real Estate Fund), and Managed Futures Strategy Fund may invest in performance indexed paper ("PIPs(SM)"). PIPs(SM) is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs(SM) is established at maturity as a function of spot exchange rates between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

CURRENCY OVERLAY STRATEGY. The International Opportunity Fund intends to actively manage currency exposure through a currency overlay strategy, which changes the exposure of the currencies in which the Fund's underlying assets are denominated into any combination of the currencies represented in the MSCI World ex-US Index. The strategy is designed to enhance returns and manage risk for the Fund. In implementing this strategy, the Fund may engage in currency transactions for the purpose of: (i) hedging foreign currency exposure back into U.S. Dollars when it is anticipated that the foreign currency might depreciate against the U.S. Dollar; or (ii) hedging foreign currency exposure by gaining exposure to one or more currencies represented in the MSCI World ex-US Index (even where the Fund does not have a position in the underlying equity) that are believed to be more attractive than the hedged foreign currency, provided that, immediately after any such transaction, the Fund's exposure to a currency is no more than 25 percentage points above the currency's percentage weighting in the MSCI World ex-US Index (e.g., if a particular currency's percentage weighting in the MSCI World ex-US Index is 10%, then the Fund's exposure to that currency may not exceed 35% of its total assets). When it employs the strategy, the Fund intends to obtain its currency exposure primarily through futures contracts but also may do so through other means, including exchange traded funds, swap agreements, forward currency contracts and purchases of currency on a spot basis.

EQUITY SECURITIES

The Funds may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of that Fund to fluctuate. Global stock markets, including the U.S. stock market, tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Domestic Equity Funds, Sector Funds, International Equity Funds, Specialty Funds, Opportunistic Funds, Alternative Funds and Asset Allocation Funds may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. In addition, the NASDAQ-100(R) 2x Strategy Fund, Inverse NASDAQ-100(R) 2x Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, NASDAQ-100(R) Fund, Sector Funds, International Equity Funds, Opportunistic Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Global Market Neutral Fund and Managed Futures Strategy Fund, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the Underlying Funds, may purchase equity securities traded on exchanges all over the world, including the U.S., or the over-the-counter market. The Funds may invest in the types of equity securities described in more detail below.

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o INITIAL PUBLIC OFFERING ("IPO") RISK. The Global Market Neutral Fund, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the Underlying Funds, may invest a portion of their assets in securities of companies offering shares in IPOs. IPOs may be more volatile than other securities, and may have a magnified performance impact on funds with small asset bases. The impact of IPOs on the Fund's or an Underlying Fund's performance likely will decrease as the Fund's or Underlying Fund's asset size increases, which could reduce the Fund's or Underlying Fund's, and thus the Alternative Strategies Allocation Fund's and Asset Allocation Funds', total returns. IPOs may not be consistently available to the Fund or an Underlying Fund for investing, particularly as the Fund or Underlying Fund's asset base grows. Because IPO shares frequently are volatile in price, the Fund and Underlying Funds may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's or Underlying Fund's portfolio and may lead to increased expenses for the Fund or Underlying Fund, such as commissions and transaction costs. By selling IPO shares, the Fund or certain of the Underlying Funds may realize taxable gains they will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund or an Underlying Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. The Fund's or an Underlying Fund's investments in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

o MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

     The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

o WARRANTS. As a matter of non-fundamental policy, the Funds (except the S&P 500 Fund, Russell 2000(R) Fund, Russell 2000(R) 2x Strategy Fund, Multi-Hedge Strategies Fund and Asset Allocation Funds) do not invest in warrants. However, these Funds may from time to time receive warrants as a result of, for example, a corporate action or some other event affecting one or more of the companies in which a Fund invests. In such event, the Fund generally intends to hold such warrants until they expire. The Funds, however, reserve the right to exercise the warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o RIGHTS. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.


FIXED INCOME SECURITIES

The International Opportunity Fund, Specialty Funds (except the Real Estate
Fund), Fixed Income Funds, Alternative Funds, and Asset Allocation Funds may invest in fixed income securities. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's NAV. Additional information regarding fixed income securities is described below:

o DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

o VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

DEBT SECURITIES. The Multi-Cap Core Equity Fund, Specialty Funds, Opportunistic Funds, Fixed Income Funds, Alternative Funds, and Asset Allocation Funds may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

CORPORATE DEBT SECURITIES. The High Yield Strategy Fund may seek investment in, and the Inverse High Yield Strategy Fund may seek inverse exposure to, corporate debt securities representative of one or more high yield bond or credit derivative indices, which may change from time to time. Selection will generally not be dependent on independent credit analysis or fundamental analysis performed by the Advisor. The High Yield Strategy Fund may invest in, and the Inverse High Yield Strategy Fund may seek inverse exposure to, all grades of corporate debt securities including below investment grade as discussed below. See Appendix A for a description of corporate bond ratings. The Funds may also invest in unrated securities. The Money Market Fund may invest in corporate debt securities that at the time of purchase are rated in the top two rating categories by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO that rates such security) or, if not so rated, must be determined by the Advisor to be of comparable quality.

Corporate debt securities are typically fixed-income securities issued by businesses to finance their operations, but may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The primary differences between the different types of corporate debt securities are their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

NON-INVESTMENT-GRADE DEBT SECURITIES. The High Yield Strategy Fund, Inverse High Yield Strategy Fund, and Multi-Hedge Strategies Fund may invest in non-investment-grade securities. Non-investment-grade securities, also referred to as "high yield securities" or "junk bonds," are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3 by Moody's Investors Service, Inc. or lower than BBB- by Standard & Poor's) or are determined to be of comparable quality by the Funds' Advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high yield securities than for investment-grade debt securities. The success of a fund's advisor in managing high yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high yield security or the price at which a fund could sell a high yield security, and could adversely affect the daily NAV of fund shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

The High Yield Strategy Fund, Inverse High Yield Strategy Fund, and Multi-Hedge Strategies Fund will not necessarily dispose of a security if a credit-rating agency down grades the rating of the security below its rating at the time of purchase. However, the Advisor will monitor the investment to determine whether continued investment in the security is in the best interest of Fund shareholders.

UNRATED DEBT SECURITIES. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

DEBT SECURITIES ISSUED BY THE INTERNATIONAL BANK FOR RECONSTRUCTION AND DEVELOPMENT ("WORLD BANK"). The Money Market Fund, and in the case of the Asset Allocation Funds, certain of the Underlying Funds may invest in debt securities issued by the World Bank. Debt securities issued by the World Bank may include high quality global bonds backed by 185 member governments, including the United States, Japan, Germany, France and the United Kingdom, as well as in bonds in "non-core" currencies, including emerging markets and European accession countries with ratings of AAA or Aaa, structured notes, and discount notes represented by certificates, in bearer form only, or in un-certified form (Book Entry Discount Notes) with maturities of 360 days or less at a discount, and in the case of Discount Notes, in certified form only and on an interest bearing basis in the U.S. and Eurodollar markets.

FOREIGN ISSUERS

The Domestic Equity Funds, Sector Funds, International Equity Funds, Long/Short Commodities Strategy Fund, Real Estate Fund, Opportunistic Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Funds (except the Alternative Strategies Allocation Fund), and in the case of the Alternative Strategies Allocation and Asset Allocation Funds, certain of the Underlying Funds, may invest in issuers located outside the United States through American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), "ordinary shares," or "New York shares" issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protect the Funds from the foreign settlement risks described below. GDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs may be issued in bearer form and may be denominated in other currencies, and are generally designed for use in securities markets outside the U.S.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

RISK FACTORS REGARDING EUROPE. The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S.

In addition, the securities markets of European countries are subject to varying degrees of regulation, which may be either less or more restrictive than that imposed by the U.S. government. For example, the reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.

The EU has been extending its influence to the east. It has accepted several new members that were previously behind the Iron Curtain, and has plans to accept several more in the medium-term. It is hoped that membership for these countries will help cement economic and political stability. Nevertheless, eight of the new entrants are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the former Soviet Union. The current and future status of the EU continues to be the subject of political controversy, with widely differing views both within and between member countries.

Increased terrorism activity and related geo-political risks have led to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

RISK FACTORS REGARDING JAPAN. For three decades overall real economic growth in Japan had been spectacular: a 10% average in the 1960s, a 5% average in the 1970s, and a 4% average in the 1980s. Growth slowed markedly in the 1990s, averaging just 1.7%, largely because of the after effects of overinvestment during the late 1980s and contractionary domestic policies intended to wring speculative excesses from the stock and real estate markets. From 2000 to 2003, government efforts to revive economic growth met with little success and were further hampered by the slowing of the US, European, and Asian economies. In 2004 and 2005, growth improved and the lingering fears of deflation in prices and economic activity lessened. At present, the Japanese economy continues to show signs of recovery from the long recession of the 1990s despite the fact that uncertainties about its recovery remain. Japan's huge government debt, which totals more than 160% of GDP, and the aging of the population are two major long-run problems. A rise in taxes could be viewed as endangering the revival of growth.

Japanese unemployment levels are high and have been an area of increasing concern. Also of concern are Japan's trade surpluses. As a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures which are constantly promoted by their trading partners. Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the Unites States. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

The most pressing need for action is the daunting task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of their huge overhang of bad loans and trim their balance sheets in preparation for greater competition from foreign institutions as more areas of the financial sector are opened. In addition, the Japanese securities markets are less regulated than the U.S. markets, and evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights also are not always enforced. Successful financial sector reform would allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. Internal conflict over the proper way to reform the ailing banking system continues.

RISK FACTORS REGARDING EMERGING MARKETS. The Global Market Neutral Fund, and in the case of the Alternative Strategies Allocation Fund and the Asset Allocation Funds, certain of the Underlying Funds, may invest in emerging markets. Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and
(xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. The Funds (other than the Alternative Strategies Allocation Fund, Asset Allocation Funds, and Money Market Fund), and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the Underlying Funds, may use futures contracts and related options
(i) for bona fide hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund or an Underlying Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). To the extent the Funds or the Underlying Funds use futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

The Funds or the Underlying Funds may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund or an Underlying Fund purchases or sells a futures contract, or sells an option thereon, the Fund or the Underlying Fund is required to "cover" its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund or the Underlying Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund or the Underlying Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund or the Underlying Fund may undertake and on the potential increase in the speculative character of the Fund's or the Underlying Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund or the Underlying Fund arising from such investment activities.

A Fund or an Underlying Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund or the Underlying Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund or the Underlying Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund or the Underlying Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund or an Underlying Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund or an Underlying Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund or an Underlying Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund or an Underlying Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund or an Underlying Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund or an Underlying Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's or an Underlying Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Funds, except for the Money Market Fund, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the Underlying Funds, may purchase and write (sell) put and call options on securities and on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing each Fund's or each Underlying Fund's respective investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund or an Underlying Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that a Fund or an Underlying Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund or an Underlying Fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund or an Underlying Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund's or an Underlying Fund's investment objective, and except as restricted by a Fund's or an Underlying Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund or an Underlying Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund or an Underlying Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund or an Underlying Fund delivers the security upon exercise.

A Fund or an Underlying Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund or an Underlying Fund may seek to purchase in the future. A Fund or an Underlying Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund or the Underlying Fund, loss of the premium paid may be offset by an increase in the value of the Fund's or the Underlying Fund's securities or by a decrease in the cost of acquisition of securities by the Fund or the Underlying Fund.

A Fund or an Underlying Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund or an Underlying Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and a Fund or an Underlying Fund will realize as profit the premium received for such option. When a call option of which a Fund or an Underlying Fund is the writer is exercised, the Fund or the Underlying Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund or an Underlying Fund is the writer is exercised, the Fund or the Underlying Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund or an Underlying Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund or an Underlying Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

RISKS ASSOCIATED WITH COMMODITY FUTURES CONTRACTS. The Commodities Strategy Fund, Long/Short Commodities Strategy Fund, and Managed Futures Strategy Fund, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the Underlying Funds, may engage in transactions in commodity futures contracts. There are several additional risks associated with such transactions which are discussed below:

o Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Commodities Strategy Fund, Long/Short Commodities Strategy Fund, or Managed Futures Strategy Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

o Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Commodities Strategy Fund, Long/Short Commodities Strategy Fund, and Managed Futures Strategy Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Commodities Strategy Fund, Long/Short Commodities Strategy Fund, or Managed Futures Strategy Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

o Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Commodities Strategy Fund's, Long/Short Commodities Strategy Fund's, and Managed Futures Strategy Fund's investments to greater volatility than investments in traditional securities.

o Combined Positions. The Commodities Strategy Fund, Long/Short Commodities Strategy Fund and Managed Futures Strategy Fund may each purchase and write options in combination with each other. For example, the Commodities Strategy Fund, Long/Short Commodities Strategy Fund or Managed Futures Strategy Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

HYBRID INSTRUMENTS

The Commodities Strategy Fund, Long/Short Commodities Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, and Managed Futures Strategy Fund, and in the case of the Alternative Strategies Allocation and Asset Allocation Funds, certain of the Underlying Funds, may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Funds or the Underlying Funds.

With respect to the Commodities Strategy Fund, Long/Short Commodities Strategy Fund, Managed Futures Strategy Fund, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the Underlying Funds, certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify, under applicable rules of the CFTC, for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds', and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the Underlying Funds', investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

STRUCTURED NOTES. The Commodities Strategy Fund, Long/Short Commodities Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Managed Futures Strategy Fund, and in the case of the Alternative Strategies Allocation and Asset Allocation Funds, certain of the Underlying Funds, may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation's risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. In particular, the High Yield Strategy Fund and Inverse High Yield Strategy Fund will invest in structured notes that are collateralized by one or more credit default swaps on corporate credits. The Funds have the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. A Fund or an Underlying Fund bears the risk that the issuer of the structured note will default or become bankrupt which may result in the loss of principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps a Fund or an Underlying Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, a Fund or an Underlying Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund's or the Underlying Fund's principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks. See "Swap Agreements" for a description of additional risks associated with credit default swaps.

ILLIQUID SECURITIES

While none of the Funds anticipate doing so, each Fund, and in the case of the Alternative Strategies Allocation Fund and the Asset Allocation Funds, certain of the Underlying Funds may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund or an Underlying Fund will not invest more than 15% (10% with respect to the Money Market Fund) of the Fund's or the Underlying Fund's net assets in illiquid securities. If the percentage of a Fund's or an Underlying Fund's net assets invested in illiquid securities exceeds 15% (10% for the Money Market Fund) due to market activity, the Fund or the Underlying Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund or the Underlying Fund has valued the securities. Under the current SEC guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund or an Underlying Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund or an Underlying Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund or an Underlying Fund may invest in to the Advisor.

INVESTMENT IN THE SUBSIDIARIES

The Commodities Strategy Fund, Long/Short Commodities Strategy Fund, Multi-Hedge Strategies Fund, Managed Futures Strategy Fund, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the Underlying Funds, may each invest up to 25% of its total assets in its respective Subsidiary. Each Subsidiary is expected to invest primarily in commodity and financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Subsidiaries are not registered under the 1940 Act, but are subject to certain of the investor protections of the 1940 Act, as noted in this SAI. Each Fund, as the sole shareholder of its respective Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, since the Funds wholly own and control their respective Subsidiary, and the Funds and the Subsidiaries are both managed by the Advisor, it is unlikely that the Subsidiaries will take action contrary to the interests of the Funds or their shareholders. The Board has oversight responsibility for the investment activities of the Funds, including their investment in the Subsidiaries, , and the Funds' role as the sole shareholder of their respective Subsidiaries. Also, in managing the Subsidiaries' portfolio, the Advisor will be subject to the same investment restrictions and operational guidelines that apply to the management of the Funds.

Changes in the laws of the United States and/or the Cayman Islands, under which the Funds and the Subsidiaries are organized, could result in the inability of the Funds and/or the Subsidiaries to operate as described in this SAI and could negatively affect the Funds and their shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds (other than the Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Money Market Fund) may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the

1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. The Alternative Strategies Allocation Fund and the Asset Allocation Funds will regularly invest up to 100% of their total assets in the Underlying Funds in a manner consistent with the provisions of the 1940 Act. Generally, a Fund may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or
(iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if the Fund is part of a "master-feeder" structure or operates as a fund of funds in compliance with
Section 12(d)(1)(E), (F) and (G) and the rules thereunder. A Fund will only make such investments in conformity with the requirements of Section 817 of the Code. The Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Money Market Fund may invest in the securities of other investment companies only as part of a merger, reorganization, or acquisition, subject to the provisions of the 1940 Act.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

Investment companies may include index-based investments, such as exchange-traded funds ("ETFs") that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, certain Funds, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.

LENDING OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral), except that the Money Market Fund may not lend more than 10% of its total assets. No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

POOLED INVESTMENT VEHICLES

The International Opportunity Fund, Commodities Strategy Fund, Long/Short Commodities Strategy Fund, Alternative Strategies Allocation Fund, Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Asset Allocation Funds may invest in the securities of pooled vehicles that are not investment companies. These pooled vehicles typically hold commodities, such as gold or oil, currency, or other property that is itself not a security. If the International Opportunity Fund, Commodities Strategy Fund, Long/Short Commodities Strategy Fund, Alternative Strategies Allocation Fund, Multi-Hedge Strategies Fund, Managed Futures Strategy Fund, and/or Asset Allocation Funds invests in, and thus, is a shareholder of, a pooled vehicle, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the International Opportunity Fund, Commodities Strategy Fund, Long/Short Commodities Strategy Fund, Alternative Strategies Allocation Fund, Multi-Hedge Strategies Fund, Managed Futures Strategy Fund, and/or the Asset Allocation Funds bears directly in connection with their own operations.

PORTFOLIO TURNOVER

As discussed in the Funds' Prospectus, the Trust anticipates that investors in the Funds, other than the Multi-Cap Core Equity Fund, Commodities Strategy Fund, Long/Short Commodities Strategy Fund, Opportunistic Funds, Alternative Funds and Asset Allocation Funds will frequently purchase and/or redeem shares of the Funds as part of an asset allocation investment strategy. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. See "Purchasing and Redeeming Shares" and "Financial Highlights" in the Funds' Prospectus. Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds, except for the Multi-Cap Core Equity Fund, Commodities Strategy Fund, Long/Short Commodities Strategy Fund, Opportunistic Funds, Alternative Funds and Asset Allocation Funds, will be substantial.

In general, the Advisor (and in the case of the Global Market Neutral Fund, SGI) manages the Multi-Cap Core Equity Fund, Commodities Strategy Fund, Long/Short Commodities Strategy Fund, Opportunistic Funds, Alternative Funds and Asset Allocation Funds without regard to restrictions on portfolio turnover. The Funds' investment strategies may, however, produce relatively high portfolio turnover rates from time to time. The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover. Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants. To the extent that the Multi-Cap Core Equity Fund, Commodities Strategy Fund, Long/Short Commodities Strategy Fund, Opportunistic Funds, Alternative Funds and Asset Allocation Funds use derivatives, they will generally be short-term derivative instruments. As a result, the Funds' reported portfolio turnover may be low despite relatively high portfolio activity which would, in turn, involve correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Generally, the higher the rate of portfolio turnover of the Multi-Cap Core Equity Fund, Commodities Strategy Fund, Long/Short Commodities Strategy Fund, Opportunistic Funds, Alternative Funds and Asset Allocation Funds, the higher these transaction costs borne by the Funds and their long-term shareholders generally will be. Such sales may result in the realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest because such contracts generally have a remaining maturity of less than one-year.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

The Real Estate Fund will invest a majority of its assets in REITs. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES

The Real Estate Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

REPURCHASE AGREEMENTS

Each of the Funds may enter into repurchase agreements with financial institutions. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, other than the Money Market Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant. Although there is no limit on the percentage of fund assets that can be used in connection with repurchase agreements, the Global Market Neutral Fund does not expect to engage, under normal circumstances, in repurchase agreements with respect to more than 33 1/3% of its total assets.

REVERSE REPURCHASE AGREEMENTS

The Domestic Equity Funds, Japan 2x Strategy Fund, Specialty Funds (except the Real Estate Fund), Opportunistic Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Funds (except the Alternative Strategies Allocation Fund), and Money Market Fund may enter into reverse repurchase agreements as part of a Fund's investment strategy. In the case of the Alternative Strategies Allocation Fund and the Asset Allocation Funds, certain of the Underlying Funds, may use reverse repurchase agreements as part of an Underlying Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund or an Underlying Fund of portfolio assets concurrently with an agreement by the Fund or the Underlying Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund or the Underlying Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund or the Underlying Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund or the Underlying Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds and the Underlying Funds intend to use the reverse repurchase technique only when it will be advantageous to the Funds or the Underlying Funds. Each Fund or Underlying Fund will establish a segregated account with the Trust's custodian bank in which the Fund or the Underlying Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's or the Underlying Fund's obligations in respect of reverse repurchase agreements. Although there is no limit on the percentage of fund assets that can be used in connection with reverse repurchase agreements, the Global Market Neutral Fund does not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its total assets.

SHORT SALES

The Inverse NASDAQ-100(R) 2x Strategy Fund, Inverse Russell 2000(R) 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Inverse Russell 2000(R) Strategy Fund, Inverse S&P 500 2x Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, Inverse Russell 2000(R) Strategy Fund, Inverse S&P 500 Strategy Fund, Weakening Dollar 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse High Yield Strategy Fund, Multi-Hedge Strategies Fund and Global Market Neutral Fund will regularly engage in short sales transactions under which a Fund sells a security it does not own. The remaining Domestic Equity Funds, Sector Funds, International Equity Funds, Specialty Funds, Opportunistic Funds, High Yield Strategy Fund, and Alternative Funds (with the exception of the Alternative Strategies Allocation Fund), may also engage in short sales transactions under which a Fund sells a security it does not own. In the case of the Alternative Strategies Allocation and Asset Allocation Funds, the Funds may invest in certain Underlying Funds that may engage in short sales transactions under which an Underlying Fund sells a security it does not own. To complete such a transaction, a Fund or an Underlying Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund or the Underlying Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund or the Underlying Fund. Until the security is replaced, the Fund or the Underlying Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund or the Underlying Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund or the Underlying Fund may also use repurchase agreements to satisfy delivery obligations in short sale transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund or an Underlying Fund closes its short position or replaces the borrowed security, the Fund or the Underlying Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's or the Underlying Fund's short position. Each of the Funds or Underlying Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

SWAP AGREEMENTS

The Funds, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the Underlying Funds, may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. A Fund or an Underlying Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap. The Inverse High Yield Strategy Fund will primarily employ credit default swaps in order to obtain inverse exposure to the high yield bond market. A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection. The Inverse High Yield Strategy Fund expects to buy credit default swaps with multiple reference issuers, in which case, payments and settlements in respect of any defaulting reference issuer would typically be dealt with separately from the other reference issuers.

The High Yield Strategy Fund, Inverse High Yield Strategy Fund and Multi-Hedge Strategies Fund and Long/Short Commodities Strategy Fund may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. The High Yield Strategy Fund is usually a net seller of credit default swaps and the Inverse High Yield Strategy Fund is usually a net buyer of credit default swaps, but each Fund may buy or sell credit default swaps. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

Most swap agreements (but generally not credit default swaps) entered into by the Funds or the Underlying Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's or an Underlying Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

A Fund's or an Underlying Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund or the Underlying
Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's or an Underlying Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's or an Underlying Fund's illiquid investment limitations. A Fund or an Underlying Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund or an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the High Yield Strategy Fund, Inverse High Yield Strategy Fund, or Multi-Hedge Strategies Fund is selling credit protection, the default of a third party issuer.

Each Fund, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the Underlying Funds, may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund or an Underlying Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund or the Underlying Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund or an Underlying Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund or the Underlying Fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund or an Underlying Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where a Fund or an Underlying Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund or the Underlying Fund will be required to earmark and reserve the full notional amount of the credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund or an Underlying Fund is contractually obligated to make. If a swap counterparty defaults, a Fund's or an Underlying Fund's risk of loss consists of the net amount of payments that such Fund or Underlying Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's or an Underlying Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by a Fund's or an Underlying Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds, the Underlying Funds, and their Advisor, or in the case of the Global Market Neutral Fund, SGI, believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor and SGI, under the supervision of the Board, are responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund or an Underlying Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

TIME DEPOSITS AND EURODOLLAR TIME DEPOSITS

The Money Market Fund, and in the case of the Asset Allocation Funds, certain of the Underlying Funds may invest in Time Deposits, and specifically Eurodollar Time Deposits. Time Deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. Eurodollars are deposits denominated in dollars at banks outside of the United States and Canada and thus, are not under the jurisdiction of the Federal Reserve. Because Eurodollar Time Deposits are held by financial institutions outside of the United States and Canada, they may be subject to less regulation and therefore, may pose more risk to the Fund than investments in their U.S. or Canadian counterparts.

TRACKING ERROR

The following factors may affect the ability of the Domestic Equity Funds (except the Multi-Cap Core Equity Fund), International Equity Funds, Specialty Funds (except the Real Estate Fund), Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Long/Short Commodities Strategy Fund, Managed Futures Strategy Fund, and in the case of the Alternative Strategies Allocation and Asset Allocation Funds, certain of the Underlying Funds, to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) a Fund or an Underlying Fund holding less than all of the securities in the underlying index and/or securities not included in the underlying index being held by a Fund or Underlying Fund; (4) an imperfect correlation between the performance of instruments held by a Fund or Underlying Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) a Fund or Underlying Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; (9) the need to conform a Fund's or Underlying Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (10) the time difference between the close of the Europe 1.25x Strategy Fund's and Japan 2x Strategy Fund's respective underlying indices and the time the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund price their shares at the close of the New York Stock Exchange ("NYSE"); or (11) market movements that run counter to a leveraged Fund's or leveraged Underlying Fund's investments. Market movements that run counter to a leveraged Fund's or leveraged Underlying Fund's investments will cause some divergence between the Fund or Underlying Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund or Underlying Fund is leveraged. The tracking error of a leveraged Fund or leveraged Underlying Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund or Underlying Fund from its benchmark may be significant. As a result of fair value pricing, the day-to-day correlation of the Europe 1.25x Strategy and Japan 2x Strategy Funds' performance may tend to vary from the closing performance of the Europe 1.25x Strategy and Japan 2x Strategy Funds' respective underlying indices. However, all of the Domestic Equity Funds' (except the Multi-Cap Core Equity Fund), International Equity Funds', Specialty Funds' (except the Real Estate Fund), Government Long Bond 1.2x Strategy Fund's, Inverse Government Long Bond Strategy Fund's, Long/Short Commodities Strategy Fund and Managed Futures Strategy Fund's, performance attempts to correlate highly with the movement in their respective underlying indices over time.

U.S. GOVERNMENT SECURITIES

The Government Long Bond 1.2x Strategy Fund invests primarily in U.S. government securities, and each of the other Funds may invest in U.S. government securities. The Specialty Funds (except the Real Estate Fund), Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, and in the case of the Alternative Strategies Allocation and Asset Allocation Funds, certain of the Underlying Funds, may enter into short transactions in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Government Long Bond 1.2x Strategy Fund will invest in such U.S. government securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with its custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS

The Long/Short Commodities Strategy Fund, Fixed Income Funds, Multi-Hedge Strategies Fund, Alternative Strategies Allocation Fund, Managed Futures Strategy Fund, and Asset Allocation Funds may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS

BANKING FUND

The Fund may invest in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. In addition, these companies may offer services such as merchant banking, consumer and commercial finance, brokerage, financial planning, wealth management, leasing, mortgage finance and insurance. These companies may concentrate their operations within a specific part of the country rather than operating predominantly on a national or international scale.

SEC regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be "principally engaged" in this Fund's business activity. Rule 12d3-1 under the 1940 Act, allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

     a. the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that issuer;

     b. for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer's outstanding securities in that class;

     c. for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.

In applying the gross revenue test, an issuer's own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

BASIC MATERIALS FUND

The Fund may invest in companies engaged in the manufacture, mining, processing, or distribution of raw materials as well as intermediate goods used in the industrial sector. The Fund may invest in companies handling products such as chemicals, lumber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The Fund may also invest in the securities of mining, processing, transportation, and distribution companies primarily involved in this sector.

BIOTECHNOLOGY FUND

The Fund may invest in companies engaged in the research, development, sale, and manufacture of various biotechnological products, services and processes. These include companies involved with developing or experimental technologies such as generic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.

The description of the biotechnology sector may be interpreted broadly to include applications and developments in such areas as human health care (cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (new drug development and production); agricultural and veterinary applications (improved seed varieties, animal growth hormones); chemicals (enzymes, toxic waste treatment); medical/surgical (epidermal growth factor, in vivo imaging/therapeutics); and industry (biochips, fermentation, enhanced mineral recovery).

CONSUMER PRODUCTS FUND

The Fund may invest in companies engaged in the manufacture of goods to consumers, both domestically and internationally. The Fund also may invest in companies that manufacture, wholesale or retail non-durable goods such as beverages, tobacco, household and personal care products. The Fund may invest in owners and operators of distributors, food retail stores, pharmacies, hypermarkets and super centers selling food and a wide-range of consumer staple products. The Fund may invest in distillers, vintners and producers of alcoholic beverages, beer, malt liquors, non-alcoholic beverages (including mineral water). The Fund may invest in producers of agricultural products (crop growers, owners of plantations) and companies that produce and process food, producers of packaged foods (including dairy products, fruit juices, meats, poultry, fish and pet foods) and producers of non-durable household products (including detergents, soaps, diapers and other tissue and household paper products). The Fund may also invest in manufacturers of personal and beauty care products, including cosmetics and perfumes.

ELECTRONICS FUND

The Fund may invest in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. In addition, the Fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer-aided design and computer-aided manufacturing ("CAD/CAM"), computer-aided engineering, and robotics), lasers and electro-optics, and other developing electronics technologies.

ENERGY FUND

The Fund may invest in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The business activities of companies in which the Fund may invest include production, generation, transmission, refining, marketing, control, distribution or measurement of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field may also be considered for this Fund.

ENERGY SERVICES FUND

The Fund may invest in companies in the energy services field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The Fund may invest in companies involved in providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. The Fund may also invest in companies with a variety of underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy related capital equipment, mining related equipment or services, and high technology companies serving these industries.

FINANCIAL SERVICES FUND

The Fund may invest in companies that are involved in the financial services sector, including commercial and investment banks, savings and loan associations, consumer and industrial finance companies, investment banking, asset management, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

SEC regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be "principally engaged" in this Fund's business activity. Rule 12d3-1 under the 1940 Act, allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

     a. the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that issuer;

     b. for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer's outstanding securities in that class;

     c. for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.

In applying the gross revenue test, an issuer's own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

HEALTH CARE FUND

The Fund may invest in companies that are involved in the health care industry including companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector may include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities.

INTERNET FUND

The Fund may invest in companies that are involved in the Internet sector including companies which the Advisor believes should benefit from the commercialization of technological advances, although they may not be directly involved in research and development. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware or software which impacts Internet commerce; or provide Internet access to consumers and businesses.

LEISURE FUND

The Fund may invest in companies engaged in the design, production, or distribution of goods or services in the leisure industries including television and radio broadcasting or manufacturing (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, lodging, restaurants, leisure equipment and gaming casinos.

PRECIOUS METALS FUND

The Fund may invest in the equity securities of U.S. and foreign companies that are involved in the precious metals sector ("Precious Metals Companies"). Precious Metals Companies include precious metals manufacturers; distributors of precious metals products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies.

RETAILING FUND

The Fund may invest in companies that are involved in the retailing sector including companies engaged in merchandising finished goods and services primarily to individual consumers. The Fund may also invest in companies primarily distributing goods to merchandisers. Companies in which the Fund may invest include general merchandise retailers, department stores, internet retailers and any specialty retailers selling a single category of merchandise such as apparel, toys, jewelry, consumer electronics, home furnishings or home improvement products. The Fund may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.

TECHNOLOGY FUND

The Fund may invest in companies that are involved in the technology sector including companies that the Advisor believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. These may include, for example, companies that develop, produce, or distribute products or services in the computer, semiconductor, electronics and communications.

TELECOMMUNICATIONS FUND

The Fund may invest in companies that are involved in the telecommunications sector including companies engaged in the development, manufacture, or sale of communications services and/or equipment. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide-area product networks; satellite, microwave and cable television; Internet access; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in developing technologies, such as fiber optics and data transmission. Certain types of companies in which the Fund may invest are engaged in fierce competition for a share of the market for goods or services such as private and local area networks, or are engaged in the sale of telephone set equipment.

TRANSPORTATION FUND

The Fund may invest in companies that are involved in the transportation sector, including companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include companies involved in the movement of freight and/or people such as airline, railroad, ship, truck, and bus companies. Other service companies include those that provide leasing and maintenance for automobiles, trucks, containers, rail cars, and planes. Equipment manufacturers include makers of trucks, automobiles, planes, containers, rail cars, or any other mode of transportation and their related products. In addition, the Fund may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

UTILITIES FUND

The Fund will invest primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations as described in the Fund's Prospectus. Such companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies involved in the public communication field, including telephone, telegraph, satellite, microwave and other public communication facilities.

DESCRIPTION OF THE MONEY MARKET FUND

The Money Market Fund seeks to provide security of principal, high current income, and liquidity. The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and may invest any remaining assets in receipts and enter into repurchase agreements fully collateralized by U.S. government securities.

The Money Market Fund is governed by SEC rules that impose certain liquidity, maturity and diversification requirements. The Money Market Fund's assets are valued using the amortized cost method, which enables the Money Market Fund to maintain a stable NAV. All securities purchased by the Money Market Fund must have remaining maturities of 397 days or less. Although the Money Market Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

DESCRIPTIONS OF THE BENCHMARKS

LONG/SHORT COMMODITIES STRATEGY FUND

INDEX DESCRIPTION. The JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (the "Core Commodity-IGAR Sigma Long-Short Index" or "Commodity-IGAR Sigma" or the "Index") is a quantitative rules-based momentum strategy, which examines commodity price trends and the consistency of those trends and references synthetic long or synthetic short positions in a limited number of commodity constituents. Furthermore, the underlying Index is a total return index, which means the returns of the Index include (a) the price return and roll yields (positive or negative) associated with its commodity components and (b) a Treasury Bill rate of interest that are earned on the hypothetical amounts committed to the trading of the synthetic commodity positions. The commodity constituents are drawn from a limited universe of 14 sub-indices of the S&P GSCI(TM) Excess Return Index (Aluminum, Brent Crude, Copper, Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans, Unleaded Gasoline, Wheat). Historical performance data for each constituent is run through Commodity-IGAR Sigma algorithms on a monthly basis. The algorithms test each constituent's performance and the consistency of its momentum. Each day on which the index is valued will be referred to as an "Index Valuation Day." On the tenth Index Valuation Day of each month, the long performance test filters out constituents that have not demonstrated one-year appreciation, and the short performance test filters out constituents that have not demonstrated one-year depreciation. The long consistency test filters out constituents that have not demonstrated consistent positive monthly performance over a one-year period, attributing greater weight to more recent monthly periods. The short consistency test filters out constituents that have not demonstrated consistent negative monthly performance over a one-year period, attributing greater weight to more recent monthly periods. The long reversal test filters out constituents which have displayed a return over the last monthly period of -10% (minus ten percent) or less. The short reversal test filters out constituents which have displayed a return over the last monthly period of +10% (plus ten percent) or better. Based on the performance tests, the consistency tests and the reversal tests, the Index Calculation Agent selects the constituents to be rebalanced. Up to seven constituents that are ranked with the strongest positive performance and successfully pass both the long consistency test and the long reversal test are assigned a long target weight of one-seventh (1/7) in the synthetic portfolio until the next monthly rebalancing; provided, however that the synthetic position size may be adjusted downward based on historical volatility. Additionally, up to seven constituents that are ranked with the strongest negative performance and successfully pass both the short consistency test and the short reversal test are assigned a short target weight of one-seventh (1/7) in the synthetic portfolio until the next monthly rebalancing; provided, however that the synthetic position size may be adjusted downward based on historical volatility. Except for those constituents who are subject to conditions set forth above, the weighting of one-seventh will apply to each of the strongest long and short constituents even if their number is less than seven. The remaining constituents are assigned a weight of zero percent (0%). Each month, the notional amount invested in the index is split into five equal parts, each of which is rebalanced according to the above methodology on one of five consecutive business days. Position sizes may be reduced from 1/7th of the portfolio in times when commodity prices are experiencing high amounts of historical volatility as measured by the trailing 21-day and 63-day periods. Positions will be scaled on each re-weighting date so that historical volatility is less than 20% per annum on the trailing 21-day and 63-day periods.

INDEX CALCULATION. The Index compiles and rebalances monthly a synthetic portfolio drawn from a universe of 14 of the 24 components of the S&P GSCI(TM). The Index is rebalanced using an investment strategy that is generally known as momentum investing. The rebalancing method therefore seeks to capitalize on positive and negative trends in the U.S. dollar level of the constituents on the assumption that if certain constituents performed well or poorly in the past they will continue to perform well or poorly in the future. The allocation among the constituents within the synthetic portfolio is rebalanced monthly. The strategy synthetically invests in up to seven long and seven short positions in constituents, currently from a universe of 14 constituents of the S&P GSCI(TM), based upon absolute historic one-year performance and consistent historical monthly appreciation and the conditions set forth above. The seven constituents with strongest positive performance and the seven constituents with the weakest negative performance that pass both their relevant consistency test (long or short) and their relevant reversal test (long or short) are included in the synthetic portfolio and assigned weightings equal to one-seventh (for constituents with the strongest positive performance that pass the long consistency test) or minus one-seventh (for constituents with the weakest negative performance that pass the short consistency test), as applicable, within the synthetic portfolio for the month in which it is included, unless such constituent is affected by conditions set forth above. On each re-weighting date (as defined below), the Index Calculation Agent will also scale the long and short exposure of the Index so that the historical volatility of the index is less than 20% per annum, as measured based on the maximum volatility displayed in trailing 21-day and 63-day periods. References to days herein refers to days on which all of the constituents are scheduled to trade. In other words, if either of the annualized 21-day historical volatility and the annualized 63-day historical volatility of the Index was greater than 20% per annum, the notional exposure in the synthetic portfolio would be adjusted downward to achieve an annualized historical volatility of 20% as measured by the 21-day and 63-day trailing period. Realized volatility may be greater than or less than the 20% per annum cap, during the monthly period because this change will only be made on each re-weighting date. Additionally, the notional exposure will only be adjusted downward and will not be increased if the 21-day and 63-day historical volatility is less than the cap of 20%. The synthetic portfolio can therefore concurrently have long exposure of up to 100% of the synthetic portfolio's notional amount and short exposure of up to 100% of the synthetic portfolio's notional amount for a total gross notional exposure of 200% in the commodities markets. In other words, for every $100 invested, an investor can theoretically be long $100 of commodities exposure and short $100 of commodities exposure and therefore could have gross notional exposure of $200 to commodities. In the event that fewer than seven constituents with positive performance or seven constituents with negative performance pass their respective consistency algorithms and reversal tests, one-seventh (for constituents with the strongest positive performance) or minus one-seventh (for constituents with the weakest negative performance), as applicable, of the synthetic portfolio will be deemed uninvested during that month for each of the positions that are unfilled by an included constituent.

It is expected that the universe of potential constituents will continue to be limited to a current universe of 14 components of the S&P GSCI(TM). The S&P GSCI(TM) single commodity components are chosen as the constituents because of their wide usage as commodity contract price benchmarks. In certain circumstances, the Index Calculation Agent may exclude or substitute constituents in its sole discretion.

REBALANCING. Unless postponed, because of market conditions described more specifically in the Index Rules, the Index will be re-weighted on the eleventh Index Valuation Day of every month (each, a "Re-weighting Date"). On each Re-weighting Date, the notional amount of the synthetic commodities portfolio will be divided into five equally weighted parts and re-weighted at the close of trading on such Re-weighting Date. After such re-weighting, these five parts of the notional amount will be separately rebalanced into the selected constituents on the twelfth, thirteenth, fourteenth, fifteenth and sixteenth Index Valuation Days of every month, subject to a postponement as described above.

DATE OF THE UNDERLYING BENCHMARK'S COMMENCEMENT. The commencement date for the Index was June 15, 2009.

INDEX AVAILABILITY. The value of the Index is published each trading day under the Bloomberg ticker symbol "CMDSLSTR". JPMorgan is not responsible for the dissemination of information through Bloomberg, and on certain trading days, the Index Level, may not be published on Bloomberg as a result of technical reasons, force maieure or other reasons outside the control of JPMorgan.

MANAGED FUTURES STRATEGY FUND

INDEX DESCRIPTION. The S&P Diversified Trends Indicator(R) is a diversified, investable methodology that attempts to capture profits from trending prices in futures markets. It consists of 24 futures contracts ("components"), allocated 50% to financials (i.e., interest rates and currencies) and 50% to commodities (energy, metals, etc.). These components are grouped into 14 sectors (weighted by relative significance) which will be positioned either long or short based on their prices relative to their moving averages (energy is never short, but will go flat if a short indicator is present).

INDEX CALCULATION. Of the factors considered in determining the S&P Diversified Trends Indicator(R) components and weights, liquidity--the volume and notional size of futures contracts traded--is one of the most important. Liquidity is an indication both of the significance of a particular market and the ability to trade with minimal market impact. All the components of the indicator are consistently in the lists of top contracts traded in the U.S. Investability is another important consideration. Other liquid contracts may exist, but exceptionally large contract values (i.e., $1,000,000 per contract for Eurodollar futures) would make the cost to replicate the indicator very inefficient. Contracts are limited to those traded on U.S. exchanges to minimize any impact from major differences in trading hours, avoid currency exchange calculations, and allow for similar closing times and holiday schedules.

Weightings of the financial sectors are based on, but not directly proportional, to GDP. Instead, the financials of the countries with a GDP of greater than $3 trillion are placed into tier 1 and countries with a GDP of less than $3 trillion are placed in tier 2. Tier 1 financials are meant to be close in weight, with slight relative tilts towards those from the larger economies. Thus, the U.S.-based financials have a higher importance than the euro currency. Tier 2 markets are weighted approximately proportionate to each other, but have some adjustments for liquidity, trading significance, and potential correlation to tier 1 markets. For example, the Canadian Dollar component receives a 1% weighting due to Canada's historical economic connection with the U.S. By not weighting the financials of the largest GDP countries so high, the tier weighting approach increases diversification.

Commodity weights are based on generally known world production levels. A reasonability test is to compare weights with established commodity-specific indices, such as the Goldman Sachs Commodity Index (GSCI) and Dow Jones-AIG Commodity Index (DJ-AIG). When divided in half to match the fact that commodities are only half the weight of the S&P Diversified Trends Indicator(R), the production allocations compare fairly closely. The exception to this is the significantly higher Energy weighting in the GSCI due to strict adherence to production figures.

REBALANCING. Rebalancing is regularly scheduled. The 14 sectors are rebalanced monthly to their fixed weights. The 24 components that comprise the sectors are rebalanced at the end of each year. Rebalancing the components annually allows market actions to determine which components are relatively more important.

DATE OF THE UNDERLYING BENCHMARK'S COMMENCEMENT. The commencement date for the Benchmark was December 31, 2003.

INDEX AVAILABILITY. The Benchmark is calculated continuously and widely disseminated to major data vendors.

SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED AND LEVERAGED INVERSE INVESTMENT STRATEGIES

To the extent discussed above and in the Prospectus, the Domestic Equity Funds (except the Multi-Cap Core Equity, NASDAQ-100(R), Russell 2000(R), and S&P 500 Funds), International Equity Funds, Fixed Income Funds (except the High Yield Strategy Fund), and Specialty Funds (except the Commodities Strategy and Real Estate Funds), present certain risks, some of which are further described below.

LEVERAGE. The Dow 2x Strategy, NASDAQ-100(R) 2x Strategy, Russell 2000(R) 2x Strategy, S&P 500 2x Strategy, Mid-Cap 1.5x Strategy, Nova, Russell 2000(R) 1.5x Strategy, Europe 1.25x Strategy, Japan 2x Strategy, Government Long Bond 1.2x Strategy, and Strengthening Dollar 2x Strategy Funds (the "Leveraged Funds") and the Inverse Dow 2x Strategy, Inverse NASDAQ-100(R) 2x Strategy, Inverse Russell 2000(R) 2x Strategy, Inverse S&P 500 2x Strategy, and Weakening Dollar 2x Strategy Funds (the "Leveraged Inverse Funds")and Managed Futures Strategy Fund employ leverage as a principal investment strategy and all of the Leveraged Funds, Leveraged Inverse Funds and Managed Futures Strategy Fund may borrow or use other forms of leverage for investment purposes. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a fund achieves the right to a return on a capital base that exceeds the amount the fund has invested. Leverage creates the potential for greater gains to shareholders of the Leveraged Funds, Leveraged Inverse Funds and Managed Futures Strategy Fund during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the NAVs of the shares of the Leveraged Funds, Leveraged Inverse Funds and Managed Futures Strategy Fund. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Leveraged Funds, Leveraged Inverse Funds and Managed Futures Strategy Fund to pay interest, which would decrease the Leveraged Funds', Leveraged Inverse Funds' and Managed Futures Strategy Fund's total return to shareholders. If the Leveraged Funds, Leveraged Inverse Funds and Managed Futures Strategy Fund achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these Funds not been leveraged.

SPECIAL NOTE REGARDING THE CORRELATION RISKS OF THE LEVERAGED FUNDS AND LEVERAGED INVERSE FUNDS. As discussed in the Prospectus, each of the Leveraged Funds and Leveraged Inverse Funds are "leveraged" funds in the sense that each has an investment objective to match a multiple of the performance of an index on a given day. The Leveraged Funds and Leveraged Inverse Funds are subject to all of the risks described in the Prospectus. In addition, there is a special form of correlation risk that derives from the Leveraged Funds and Leveraged Inverse Funds use of leverage. For periods greater than one day, the use of leverage tends to cause the performance of a Leveraged Fund or Leveraged Inverse Fund to be either greater than, or less than, the Underlying Index performance times the stated multiple in the fund objective.

A Leveraged Fund's or Leveraged Inverse Fund's return for periods longer than one day is primarily a function of the following: (a) index performance; (b) index volatility; (c) financing rates associated with leverage; (d) other fund expenses; (e) dividends paid by companies in the index; and (f) period of time.

A leveraged fund's performance can be estimated given any set of assumptions for the factors described above. The tables below illustrate the impact of two factors, index volatility and index performance, on a leveraged fund. Index volatility is a statistical measure of the magnitude of fluctuations in the returns of an index and is calculated as the standard deviation of the natural logarithms of one plus the index return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated fund returns for a number of combinations of index performance and index volatility over a one year period. Assumptions used in the tables include: a) no dividends paid by the companies included in the index; b) no fund expenses; and c) borrowing/lending rates (to obtain leverage) of zero percent. If fund expenses were included, the fund's performance would be lower than shown.

The first table below shows the estimated fund return over a one-year period for a leveraged fund that has an investment objective to correspond to twice (200% of) the daily performance of an index. The leveraged fund could be expected to achieve a 30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectus under "Understanding Compounding & the Effect of Leverage." However, as the table shows, with an index volatility of 20%, such a fund would return 27%, again absent any costs or other factors described above and in the Prospectus under "Understanding Compounding & the Effect of Leverage." In the charts below, unshaded areas represent those scenarios where a leveraged fund with the investment objective described will outperform (i.e., return more than) the index performance times the stated multiple in the leveraged fund's investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (i.e., return less than) the index performance times the stated multiple in the fund's investment objective.

                      LEVERAGED FUND MEDIAN ANNUAL RETURNS

 ------------------------------------ --------------------------------------------------------------------------------
          INDEX PERFORMANCE                                          MARKET VOLATILITY
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- -------- --------
  ONE YEAR INDEX      200% OF ONE
                       YEAR INDEX
    PERFORMANCE       PERFORMANCE       10%      15%      20%      25%      30%      35%      40%      45%      50%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- -------- --------
       -40%               -80%         -64%     -64%     -65%     -65%     -67%     -68%     -69%     -70%     -71%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- -------- --------
       -35%               -70%         -58%     -59%     -59%     -60%     -62%     -63%     -64%     -65%     -66%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- -------- --------
       -30%               -60%         -52%     -53%     -52%     -53%     -55%     -56%     -58%     -60%     -61%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- -------- --------
       -25%               -50%         -45%     -46%     -46%     -47%     -48%     -50%     -52%     -53%     -55%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- -------- --------
       -20%               -40%         -36%     -37%     -39%     -40%     -41%     -43%     -44%     -47%     -50%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- -------- --------
       -15%               -30%         -29%     -29%     -30%     -32%     -33%     -36%     -38%     -40%     -43%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- -------- --------
       -10%               -20%         -20%     -21%     -23%     -23%     -26%     -28%     -31%     -32%     -36%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- -------- --------
        -5%               -10%         -11%     -12%     -13%     -16%     -18%     -20%     -23%     -25%     -29%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- -------- --------
        0%                 0%           -1%      -2%      -4%      -6%      -8%     -11%     -14%     -17%     -20%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- -------- --------
        5%                10%           9%       8%       6%       3%       2%       -3%      -5%      -8%     -12%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- -------- --------
        10%               20%           19%      19%      16%      15%      10%      9%       4%       0%       -5%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- -------- --------
        15%               30%           31%      29%      27%      25%      21%      19%      15%      11%       6%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- -------- --------
        20%               40%           43%      41%      38%      35%      32%      27%      23%      18%      13%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- -------- --------
        25%               50%           54%      52%      50%      48%      43%      39%      34%      29%      22%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- -------- --------
        30%               60%           69%      64%      62%      58%      56%      49%      43%      39%      34%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- -------- --------
        35%               70%           79%      77%      75%      70%      68%      61%      57%      50%      43%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- -------- --------
        40%               80%           92%      91%      88%      82%      81%      73%      67%      62%      54%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- -------- --------

The second table below shows the estimated fund return over a one-year period for a leveraged inverse fund that has an investment objective to correspond to twice (200% of) the opposite of the daily performance of an index. The leveraged inverse fund could be expected to achieve a -30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectus under "Understanding Compounding & the Effect of Leverage." However, as the table shows, with an index volatility of 20%, such a fund would return -33%, again absent any costs or other factors described above and in the Prospectus under "Understanding Compounding & the Effect of Leverage." In the charts below, unshaded areas represent those scenarios where a leveraged fund with the investment objective described will outperform (i.e., return more than) the index performance times the stated multiple in the leveraged fund's investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (i.e., return less than) the index performance times the stated multiple in the fund's investment objective.

                  LEVERAGED INVERSE FUND MEDIAN ANNUAL RETURNS

------------------------------------ ----------------------------------------------------------------------------------
          INDEX PERFORMANCE                                          MARKET VOLATILITY
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- --------- --------
                    200% INVERSE OF
  ONE YEAR INDEX     ONE YEAR INDEX
    PERFORMANCE       PERFORMANCE       10%      15%      20%      25%      30%      35%      40%      45%       50%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- --------- --------
       -40%               80%          165%     153%     145%     127%     114%      99%      74%      57%       35%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- --------- --------
       -35%               70%          130%     122%     109%      96%      84%      68%      51%      32%       17%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- --------- --------
       -30%               60%           98%      93%      79%      68%      58%      46%      29%      16%       1%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- --------- --------
       -25%               50%           73%      68%      58%      49%      36%      26%      13%       2%      -13%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- --------- --------
       -20%               40%           51%      45%      39%      31%      20%      12%      -2%      -11%     -23%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- --------- --------
       -15%               30%           35%      29%      23%      16%      6%       -2%     -12%      -22%     -30%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- --------- --------
       -10%               20%           20%      16%      9%       3%       -5%     -13%     -21%      -30%     -39%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- --------- --------
        -5%               10%           8%       5%       -2%      -8%     -14%     -21%     -30%      -38%     -46%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- --------- --------
        0%                 0%           -3%      -7%     -12%     -17%     -23%     -28%     -37%      -44%     -51%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- --------- --------
        5%                -10%         -12%     -15%     -19%     -25%     -31%     -35%     -43%      -47%     -55%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- --------- --------
        10%               -20%         -19%     -23%     -27%     -32%     -36%     -43%     -47%      -53%     -59%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- --------- --------
        15%               -30%         -27%     -29%     -32%     -37%     -42%     -46%     -53%      -58%     -63%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- --------- --------
        20%               -40%         -33%     -35%     -38%     -42%     -46%     -50%     -56%      -60%     -66%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- --------- --------
        25%               -50%         -38%     -40%     -43%     -47%     -51%     -55%     -59%      -64%     -68%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- --------- --------
        30%               -60%         -43%     -44%     -47%     -51%     -55%     -59%     -62%      -66%     -71%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- --------- --------
        35%               -70%         -46%     -49%     -52%     -53%     -58%     -61%     -66%      -68%     -73%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- --------- --------
        40%               -80%         -50%     -52%     -55%     -57%     -61%     -64%     -68%      -71%     -75%
 ------------------ ----------------- -------- -------- -------- -------- -------- -------- -------- --------- --------


The foregoing tables are intended to isolate the effect of index volatility and index performance on the return of a leveraged fund. A Leveraged Fund's or Leveraged Inverse Fund's actual returns may be significantly greater or less than the returns shown above as a result of any of the factors discussed above or under "Understanding Compounding & the Effect of Leverage" in the Prospectus.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

FUNDAMENTAL POLICIES OF THE DOMESTIC EQUITY FUNDS (EXCEPT THE INVERSE NASDAQ-100(R) STRATEGY FUND, INVERSE S&P 500 STRATEGY FUND, NOVA FUND, AND NASDAQ-100(R) FUND), SECTOR FUNDS (EXCEPT THE PRECIOUS METALS FUND), INTERNATIONAL EQUITY FUNDS, SPECIALTY FUNDS, OPPORTUNISTIC FUNDS, HIGH YIELD STRATEGY FUND, INVERSE HIGH YIELD STRATEGY FUND, ALTERNATIVE FUNDS AND ASSET ALLOCATION FUNDS

Each Fund shall not:

     1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing (such investment strategies are only limited by the Fund's ability to purchase securities or segregate assets equal to the Fund's investment). Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

     2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

     3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and
          (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts (except that, for the Long/Short Commodities Strategy Fund and Managed Futures Strategy Fund only the limitations and exceptions pertaining to the purchase and sale of real estate shall apply).

     4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

     5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

     6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases (this limitation does not apply to the Commodities Strategy Fund, Long/Short Commodities Strategy Fund or Managed Futures Strategy Fund).

     7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, (i) to the extent the benchmark selected for a particular Domestic Equity Fund (except the Multi-Cap Core Equity Fund), an International Equity Fund, a Specialty Fund (except the Real Estate Fund), the Long/Short Commodities Strategy Fund or the Managed Futures Strategy Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry; and (ii) a Sector Fund or the Real Estate Fund will be concentrated in an industry or group of industries within a sector. This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

With the exception of investments in shares of investment companies, the Alternative Strategies Allocation Fund and each Asset Allocation Fund shall not:

     8. With respect to 75% of the Fund's assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

The Long/Short Commodities Strategy Fund and Managed Futures Strategy Fund shall not:

     9. Purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectuses and elsewhere in this SAI, from purchasing, selling or entering into futures contracts on commodities or commodity contracts, options on futures contracts on commodities or commodity contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

FUNDAMENTAL POLICIES OF THE INVERSE NASDAQ-100(R) STRATEGY FUND, INVERSE S&P 500 STRATEGY FUND, NOVA FUND, NASDAQ-100(R) FUND, PRECIOUS METALS FUND, GOVERNMENT LONG BOND 1.2X STRATEGY FUND, AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Each Fund shall not:

     10. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies, and limitations; or (ii) by engaging in repurchase agreements with respect to portfolio securities; or (iii) through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

     11.  Underwrite securities of any other issuer.

     12. Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

     13. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 13, 15, 16, and 17, as applicable to the Fund.

     14. Pledge, mortgage, or hypothecate the Fund's assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with: (i) the writing of covered put and call options; (ii) the purchase of securities on a forward-commitment or delayed-delivery basis; and
          (iii) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

     15. Invest in commodities, except that a Fund may purchase and sell futures contracts, including those relating to securities, currencies, indices, and options on futures contracts or indices and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.

          15.1 The Precious Metals Fund may (a) trade in futures contracts and options on futures contracts; or (b) invest in precious metals and precious minerals.

     16. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry (except that, to the extent the benchmark selected for the Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry). This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

          16.1 The Precious Metals Fund will invest 25% or more of the value of its total assets in securities in the metals-related and minerals-related industries.

     17. Borrow money, except (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of the Fund's total assets from a bank or (ii) in an amount up to one-third of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

          17.1 The Nova Fund and the Government Long Bond 1.2x Strategy Fund may borrow money, subject to the conditions of paragraph 17, for the purpose of investment leverage.

          17.2 The Inverse Government Long Bond Strategy Fund may borrow money, subject to the conditions of paragraph 17, but shall not make purchases while borrowing in excess of 5% of the value of its assets. For purposes of this subparagraph, Fund assets invested in reverse repurchase agreements are included in the amounts borrowed.

     18. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling against the box").

          18.1 The Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, and InversE Government Long Bond Strategy Fund may engage in short sales of portfolio securities or maintain a short position if at all times when a short position is open (i) the Fund maintains a segregated account with the Fund's custodian to cover the short position in accordance with the position of the SEC or (ii) the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short.

FUNDAMENTAL POLICIES OF THE MONEY MARKET FUND

The Money Market Fund shall not:

     19. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

     20. Lend the Money Market Fund's portfolio securities in excess of 15% of the Money Market Fund's total assets. Any loans of the Money Market Fund's portfolio securities will be made according to guidelines established by the Board, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

     21. Issue senior securities, except as permitted by the Money Market Fund's investment objectives and policies.

     22.  Write or purchase put or call options.

     23. Invest in securities of other investment companies, except as these securities may be acquired as part of a merger, consolidation, acquisition of assets, or plan of reorganization.

     24. Mortgage, pledge, or hypothecate the Money Market Fund's assets except to secure permitted borrowings. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

     25. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

Each Fund may not:

     1. Invest in warrants (this limitation does not apply to the S&P 500 Fund, Russell 2000(R) Fund, RusselL 2000(R) 2x Strategy Fund, Multi-Hedge Strategies Fund or Asset Allocation Funds).

     2. Invest in real estate limited partnerships (this limitation does not apply to the Real Estate Fund).

     3. Invest in mineral leases (this limitation does not apply to the Russell 2000(R) 2x Strategy Fund, S&P 500 Fund, Russell 2000(R) Fund, Multi-Hedge Strategies Fund or Asset Allocation Funds).

     4. Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or (F), if such Fund is an Asset Allocation Underlying Fund or an Alternative Strategies Allocation Underlying Fund.

The Domestic Equity Funds (except the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, NovA Fund, and NASDAQ-100(R) Fund), Sector Funds, International Equity Funds, Commodities Strategy Fund, Long/ShorT Commodities Strategy Fund, Opportunistic Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Funds and Asset Allocation Funds may not:

     5. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by Fundamental Policy Nos. 1 and 10 above, or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

     6. Invest in companies for the purpose of exercising control (except the Russell 2000(R) 2x Strategy Fund, Inverse Russell 2000(R) 2x Strategy Fund, S&P 500 Fund, Russell 2000(R) Fund, Long/ShOrt Commodities Strategy Fund, International Opportunity Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Strategies Allocation Fund, Managed Futures Strategy Fund and Asset Allocation Funds).

     7. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

     8. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

     9. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The Dow 2x Strategy Fund, NASDAQ-100(R) 2x Strategy Fund, Russell 2000(R) 2x Strategy Fund, S&P 500 2x StratEgy Fund, and Russell 2000(R) 1.5x Strategy Fund each may not:

     10. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies in its underlying index, without 60 days' prior notice to shareholders.

The Inverse Dow 2x Strategy Fund, Inverse NASDAQ-100(R) 2x Strategy Fund, Inverse Russell 2000(R) 2x Strategy FuNd, Inverse S&P 500 2x Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, and InversE Russell 2000(R) Strategy Fund each may not:

     11. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite the securities of companies in its underlying index, without 60 days' prior notice to shareholders.

The S&P 500 Fund, NASDAQ-100(R) Fund, and Russell 2000(R) Fund each may not:

     12. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Mid-Cap 1.5x Strategy Fund may not:

     13. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P MidCap 400(R) Index) and derivatives and other instruments whose performance is expected tO correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Inverse Mid-Cap Strategy Fund may not:

     14. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies in its underlying index (currently, the S&P MidCap 400(R) Index) without 60 days' prior notice to shareholders.

The S&P 500 Pure Growth Fund may not:

     15. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P 500/Citigroup Pure Growth Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The S&P 500 Pure Value Fund may not:

     16. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P 500/Citigroup Pure Value Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The S&P MidCap 400 Pure Growth Fund may not:

     17. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P MidCap 400/Citigroup Pure Growth Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The S&P MidCap 400 Pure Value Fund may not:

     18. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P MidCap 400/Citigroup Pure Value Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The S&P SmallCap 600 Pure Growth Fund may not:

     19. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P SmallCap 600/Citigroup Pure Growth Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The S&P SmallCap 600 Pure Value Fund may not:

     20. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P SmallCap 600/Citigroup Pure Value Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Multi-Cap Core Equity Fund may not:

     21. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (and derivatives thereof) without 60 days' prior notice to shareholders.

Each Sector Fund and the Real Estate Fund may not:

     22. Change its investment strategy to invest at least 80% of its net assets in equity securities (and derivatives thereof) of companies in its respective sector without 60 days' prior notice to shareholders.

The Europe 1.25x Strategy Fund may not:

     23. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the Dow Jones STOXX 50 Index(SM)) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Japan 2x Strategy Fund may not:

     24. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the Nikkei 225 Stock Average) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Government Long Bond 1.2x Strategy Fund and the Money Market Fund each may not:

     25. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. government (and derivatives thereof) without 60 days' prior notice to shareholders.

The Inverse Government Long Bond Strategy Fund may not:

     26. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. government without 60 days' prior notice to shareholders.

The High Yield Strategy Fund may not:

     27. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities without 60 days' prior notice to shareholders.

The Inverse High Yield Strategy Fund may not:

     28. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets without 60 days' prior notice to shareholders.

The Managed Futures Strategy Fund may not:

     29. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark (as that term is defined in the Fund's Prospectus), without 60 days' prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above under the heading "Fundamental Policies of the Domestic Equity Funds (except the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, and NASDAQ-100(R) Fund), Sector Funds (except the Precious Metals Fund), International EquitY Funds, Specialty Funds, Opportunistic Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Funds and Asset Allocation Funds" and in paragraph 10 above under the heading "Fundamental Policies of the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, NASDAQ-100(R) Fund, PreciOus Metals Fund, Government Long Bond 1.2x Strategy Fund, and Inverse Government Long Bond Strategy Fund." With respect to borrowings in accordance with the limitations set forth in paragraphs 1 and 10, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter. Further, because open-end investment companies can borrow money only from banks, the limitations set forth in paragraphs 1 and 10 under the headings "Fundamental Policies of the Domestic Equity Funds (except the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, and NASDAQ-100(R) Fund), Sector Funds (except the Precious Metals Fund), International Equity Funds, Specialty Funds, Opportunistic Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Funds and Asset Allocation Funds" and "Fundamental Policies of the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, NASDAQ-100(R) Fund, Precious Metals Fund, Government Long Bond 1.2x Strategy Fund, and Inverse Government LonG Bond Strategy Fund," respectively, apply only when a Fund borrows money from a bank.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor, and in the case of the Global Market Neutral Fund, SGI, may place a combined order, often referred to as "bunching," for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor or SGI, as applicable, and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor and SGI believe that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

With respect to the Alternative Strategies Allocation and Asset Allocation Funds, the Funds will purchase and sell the principal portion of Fund securities (i.e., shares of the Underlying Funds) by dealing directly with the issuer of the Underlying Funds. As such, the Funds are not expected to incur brokerage commissions with respect to their investments in the Underlying Funds.

For the fiscal years ended December 31, 2007, 2008 and 2009, the Funds paid the following brokerage commissions:

--------------------------------------------------------------------------------------------------------------------
                                                                                               AGGREGATE BROKERAGE
                                                AGGREGATE BROKERAGE     AGGREGATE BROKERAGE    COMMISSIONS DURING
                               FUND INCEPTION    COMMISSIONS DURING     COMMISSIONS DURING      FISCAL YEAR ENDED
          FUND NAME                 DATE       FISCAL YEAR ENDED 2007 FISCAL YEAR ENDED 2008          2009
--------------------------------------------------------------------------------------------------------------------
Dow 2x Strategy Fund              05/03/04            $25,349                 $22,927                $_____
--------------------------------------------------------------------------------------------------------------------
NASDAQ-100(R) 2x Strategy Fund    10/01/01            $120,638                $54,491                $_____
--------------------------------------------------------------------------------------------------------------------
Russell 2000(R) 2x Strategy Fund  10/27/06            $10,358                 $11,143                $_____
--------------------------------------------------------------------------------------------------------------------
S&P 500 2x Strategy Fund          10/01/01            $13,342                 $31,943                $_____
--------------------------------------------------------------------------------------------------------------------
Inverse Dow 2x Strategy Fund      05/03/04             $5,917                 $33,089                $_____
--------------------------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) 2x
Strategy Fund                         *                  **                     **                   $_____
--------------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) 2x
Strategy Fund                         *                  **                     **                   $_____
--------------------------------------------------------------------------------------------------------------------
Inverse S&P 500 2x Strategy
Fund                                  *                  **                     **                   $_____
--------------------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund     05/03/04             $1,422                 $1,153                 $_____
--------------------------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) Strategy
Fund                              05/21/01            $62,183                 $20,696                $_____
--------------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R)
Strategy Fund                     05/03/04             $2,989                 $5,949                 $_____
--------------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund     06/09/97             $7,497                 $29,844                $_____
--------------------------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy Fund        10/01/01            $64,502                 $18,378                $_____
--------------------------------------------------------------------------------------------------------------------
Multi-Cap Core Equity Fund        11/29/05            $16,471                 $16,763                $_____
--------------------------------------------------------------------------------------------------------------------
Nova Fund                         05/07/97            $59,047                 $49,495                $_____
--------------------------------------------------------------------------------------------------------------------
NASDAQ-100(R) Fund                05/07/97            $36,996                 $39,014                $_____
--------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Fund                    *                  **                     **                 $_____
--------------------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy
Fund                              10/01/01            $103,049                $52,303                $_____
--------------------------------------------------------------------------------------------------------------------
S&P 500 Fund                          *                  **                     **                   $_____
--------------------------------------------------------------------------------------------------------------------

                                       59

--------------------------------------------------------------------------------------------------------------------
                                                                                               AGGREGATE BROKERAGE
                                                AGGREGATE BROKERAGE     AGGREGATE BROKERAGE    COMMISSIONS DURING
                               FUND INCEPTION    COMMISSIONS DURING     COMMISSIONS DURING      FISCAL YEAR ENDED
          FUND NAME                 DATE       FISCAL YEAR ENDED 2007 FISCAL YEAR ENDED 2008          2009
--------------------------------------------------------------------------------------------------------------------
S&P 500 Pure Growth Fund          05/03/04            $65,510                 $56,304                $_____
--------------------------------------------------------------------------------------------------------------------
S&P 500 Pure Value Fund           05/03/04            $162,643               $112,949                $_____
--------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Pure Growth
Fund                              05/03/04            $106,826                $79,740                $_____
--------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Pure Value Fund    05/03/04            $84,659                 $73,700                $_____
--------------------------------------------------------------------------------------------------------------------
S&P SmallCap 600 Pure Growth
Fund                              05/03/04            $101,123               $119,197                $_____
--------------------------------------------------------------------------------------------------------------------
S&P SmallCap 600 Pure Value
Fund                              05/03/04            $79,280                $208,045                $_____
--------------------------------------------------------------------------------------------------------------------
Banking Fund                      05/02/01            $39,502                $108,969                $_____
--------------------------------------------------------------------------------------------------------------------
Basic Materials Fund              05/02/01            $144,370               $106,112                $_____
--------------------------------------------------------------------------------------------------------------------
Biotechnology Fund                05/02/01            $91,697                $110,921                $_____
--------------------------------------------------------------------------------------------------------------------
Consumer Products Fund            05/29/01            $51,027                 $59,096                $_____
--------------------------------------------------------------------------------------------------------------------
Electronics Fund                  08/03/01            $108,674                $58,284                $_____
--------------------------------------------------------------------------------------------------------------------
Energy Fund                       05/29/01            $91,525                 $69,755                $_____
--------------------------------------------------------------------------------------------------------------------
Energy Services Fund              05/02/01            $93,356                 $73,559                $_____
--------------------------------------------------------------------------------------------------------------------
Financial Services Fund           07/20/01            $115,768                $43,024                $_____
--------------------------------------------------------------------------------------------------------------------
Health Care Fund                  06/19/01            $119,650                $66,823                $_____
--------------------------------------------------------------------------------------------------------------------
Internet Fund                     05/24/01            $71,873                 $47,048                $_____
--------------------------------------------------------------------------------------------------------------------
Leisure Fund                      05/22/01            $41,533                 $22,658                $_____
--------------------------------------------------------------------------------------------------------------------
Precious Metals Fund              05/29/97            $316,558               $474,447                $_____
--------------------------------------------------------------------------------------------------------------------
Retailing Fund                    07/23/01            $30,794                 $33,371                $_____
--------------------------------------------------------------------------------------------------------------------
Technology Fund                   05/02/01            $188,299                $50,183                $_____
--------------------------------------------------------------------------------------------------------------------
Telecommunications Fund           07/27/01            $123,916                $81,215                $_____
-------------------------------------------------------------------------------------------------------------------
Transportation Fund               06/11/01            $55,901                 $89,466                $_____
--------------------------------------------------------------------------------------------------------------------
Utilities Fund                    05/02/01            $131,979               $115,626                $_____
--------------------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund        10/01/01            $30,535                 $35,574                $_____
--------------------------------------------------------------------------------------------------------------------
Japan 2x Strategy Fund            10/01/01             $9,199                 $19,714                $_____
--------------------------------------------------------------------------------------------------------------------
Commodities Strategy Fund         09/30/05            $16,413                 $35,574                $_____
--------------------------------------------------------------------------------------------------------------------
Long/Short Commodities
Strategy Fund
--------------------------------------------------------------------------------------------------------------------
Strengthening Dollar 2x
Strategy Fund                     09/30/05               $0                   $11,602                $_____
--------------------------------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy
Fund                              09/30/05               $0                   $12,023                $_____
--------------------------------------------------------------------------------------------------------------------
Real Estate Fund                  10/01/01            $115,128                $88,521                $_____
--------------------------------------------------------------------------------------------------------------------
All-Cap Opportunity Fund          05/01/02            $200,108               $460,841                $_____
--------------------------------------------------------------------------------------------------------------------


                                       60

--------------------------------------------------------------------------------------------------------------------
                                                                                               AGGREGATE BROKERAGE
                                                AGGREGATE BROKERAGE     AGGREGATE BROKERAGE    COMMISSIONS DURING
                               FUND INCEPTION    COMMISSIONS DURING     COMMISSIONS DURING      FISCAL YEAR ENDED
          FUND NAME                 DATE       FISCAL YEAR ENDED 2007 FISCAL YEAR ENDED 2008          2009
--------------------------------------------------------------------------------------------------------------------
International Opportunity Fund    03/27/08               **                 $15,148***               $_____
--------------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x
Strategy Fund                     08/18/97            $15,870                 $15,164                $_____
--------------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond
Strategy Fund                     05/01/03             $6,410                 $7,220                 $_____
--------------------------------------------------------------------------------------------------------------------
High Yield Strategy Fund              *                  **                     **                   $_____
--------------------------------------------------------------------------------------------------------------------
Inverse High Yield Strategy
Fund                                  *                  **                     **                   $_____
--------------------------------------------------------------------------------------------------------------------
Multi-Hedge Strategies Fund       11/29/05            $152,095               $337,904                $_____
--------------------------------------------------------------------------------------------------------------------
Global Market Neutral Fund
--------------------------------------------------------------------------------------------------------------------
Alternative Strategies
Allocation Fund                   05/01/08               **                  $395 ***                $_____
--------------------------------------------------------------------------------------------------------------------
Managed Futures Strategy Fund     11/07/08               **                   $175***                $_____
--------------------------------------------------------------------------------------------------------------------
All-Asset Strategy
Conservative Fund                 10/27/06              $26                    $290                  $_____
--------------------------------------------------------------------------------------------------------------------
All-Asset Strategy Moderate
Fund                              10/27/06              $89                     $0                   $_____
--------------------------------------------------------------------------------------------------------------------
All-Asset Strategy Aggressive
Fund                              10/27/06              $206                   $110                  $_____
--------------------------------------------------------------------------------------------------------------------
U.S. Government
Money Market Fund                 05/07/97               $0                     $0                   $_____
--------------------------------------------------------------------------------------------------------------------

*    The Fund has not yet commenced operations.

**   Not in operation for the period indicated.

***  From commencement of operations.

Differences, year to year, in the amount of brokerage commissions paid by the Funds (as disclosed in the table above) were primarily the result of shareholder purchase and redemption activity, as well as each Fund's overall volatility. Changes in the amount of commissions paid by a Fund do not reflect material changes in that Fund's investment objective or strategies over these periods.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor, and in the case of the Global Market Neutral Fund, SGI, may select a broker based upon brokerage or research services provided to the Advisor or SGI. The Advisor or SGI may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") permits the Advisor or SGI, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor or SGI may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor and SGI believe that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor and SGI may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor and SGI will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor and SGI under the advisory agreement and sub-advisory agreement, respectively. Any advisory or other fees paid to the Advisor or SGI are not reduced as a result of the receipt of research services.

In some cases the Advisor or SGI may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor or SGI makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor or SGI will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor or SGI faces a potential conflict of interest, but the Advisor and SGI each believe that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor or SGI with research services. The Financial Industry Regulatory Authority ("FINRA") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's fiscal year ended December 31, 2009, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

------------------------------------ -------------------------------------- -------------------------------------------
                                                                               TOTAL DOLLAR AMOUNT OF TRANSACTIONS
                                       TOTAL DOLLAR AMOUNT OF BROKERAGE        INVOLVING BROKERAGE COMMISSIONS FOR
             FUND NAME                 COMMISSIONS FOR RESEARCH SERVICES                RESEARCH SERVICES
------------------------------------ -------------------------------------- -------------------------------------------
Dow 2x Strategy Fund                               $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
NASDAQ-100(R) 2x Strategy Fund                     $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Russell 2000(R) 2x Strategy Fund                   $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
S&P 500 2x Strategy Fund                           $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Inverse Dow 2x Strategy Fund                       $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) 2x Strategy                  $_______                                  $______
Fund
-----------------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) 2x Strategy                $_______                                  $______
Fund
-----------------------------------------------------------------------------------------------------------------------
Inverse S&P 500 2x Strategy Fund                   $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund                      $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) Strategy Fund                $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) Strategy Fund              $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund                      $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy Fund                         $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Multi-Cap Core Equity Fund                         $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Nova Fund                                          $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
NASDAQ-100(R) Fund                                 $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Fund                               $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy Fund                 $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Fund                                       $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Pure Growth Fund                           $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Pure Value Fund                            $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Pure Growth Fund                    $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Pure Value Fund                     $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
S&P SmallCap 600 Pure Growth Fund                  $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
S&P SmallCap 600 Pure Value Fund                   $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Banking Fund                                       $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Basic Materials Fund                               $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Biotechnology Fund                                 $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Consumer Products Fund                             $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Electronics Fund                                   $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Energy Fund                                        $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------

                                       63

------------------------------------ -------------------------------------- -------------------------------------------
                                                                               TOTAL DOLLAR AMOUNT OF TRANSACTIONS
                                       TOTAL DOLLAR AMOUNT OF BROKERAGE        INVOLVING BROKERAGE COMMISSIONS FOR
             FUND NAME                 COMMISSIONS FOR RESEARCH SERVICES                RESEARCH SERVICES
------------------------------------ -------------------------------------- -------------------------------------------
Energy Services Fund                               $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Financial Services Fund                            $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Health Care Fund                                   $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Internet Fund                                      $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Leisure Fund                                       $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Precious Metals Fund                               $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Retailing Fund                                     $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Technology Fund                                    $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Telecommunications Fund                            $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Transportation Fund                                $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Utilities Fund                                     $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund                         $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Japan 2x Strategy Fund                             $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Commodities Strategy Fund                          $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Long/Short Commodities Strategy                    $_______                                  $______
Fund
-----------------------------------------------------------------------------------------------------------------------
Strengthening Dollar 2x Strategy                   $_______                                  $______
Fund
-----------------------------------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy Fund                  $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Real Estate Fund                                   $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
All-Cap Opportunity Fund                           $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
International Opportunity Fund                     $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy                 $_______                                  $______
Fund
-----------------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond                       $_______                                  $______
Strategy Fund
-----------------------------------------------------------------------------------------------------------------------
High Yield Strategy Fund                           $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Inverse High Yield Strategy Fund                   $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Multi-Hedge Strategies Fund                        $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Global Market Neutral Fund                         $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Alternative Strategies Allocation
Fund                                               $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Managed Futures Strategy Fund                      $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
All-Asset Strategy Conservative                    $_______                                  $______
Fund
-----------------------------------------------------------------------------------------------------------------------
All-Asset Strategy Moderate Fund                   $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
All-Asset Strategy Aggressive Fund                 $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------
Money Market Fund                                  $_______                                  $______
-----------------------------------------------------------------------------------------------------------------------

*    Not in operation for the period indicated.

**   From commencement of operations.

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor, and in the case of the Global Market Neutral Fund, SGI, or Rydex Distributors, Inc., (the "Distributor"), the distributor of the Funds' shares for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds' objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Funds, the Advisor, SGI or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

[For the fiscal years ended December 31, 2007, 2008 and 2009, the Funds did not pay any brokerage commissions to the Distributor.]

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. As of December 31, 2009, the following Funds held the following securities of the Trust's "regular brokers or dealers":

----------------------------- -------------------------------------- -------------------------------------
                                                                      TOTAL AMOUNT OF SECURITIES OF EACH
                                                                                   REGULAR
          FUND NAME                FULL NAME OF BROKER/DEALER                 BROKER-DEALER HELD
----------------------------- -------------------------------------- -------------------------------------

----------------------------- -------------------------------------- -------------------------------------

----------------------------- -------------------------------------- -------------------------------------

----------------------------- -------------------------------------- -------------------------------------

----------------------------- -------------------------------------- -------------------------------------

----------------------------- -------------------------------------- -------------------------------------

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

-------------------------- ----------------- -------------------------------------------- --------------- --------------------------

                             POSITION(S)                                                    NUMBER OF
                              HELD WITH                                                   PORTFOLIOS IN
                           THE TRUST, TERM                                                 FUND COMPLEX
      NAME, ADDRESS         OF OFFICE AND                                                    OVERSEEN
       AND AGE OF           LENGTH OF TIME           PRINCIPAL OCCUPATION(S)                BY TRUSTEE/    OTHER DIRECTORSHIPS HELD
     TRUSTEE/OFFICER            SERVED                 DURING PAST 5 YEARS                   OFFICER**             BY TRUSTEE
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
  INTERESTED TRUSTEES*
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
Richard Goldman (48)       Trustee from      PADCO Advisors, Inc.:  Director and Chief         158        Security Equity Fund
                           2009 to           Executive Officer from January 2009 to                       (10); Security Large Cap
                           present;          present                                                      Value Fund (2); Security
                           President from                                                                 Mid Cap Growth Fund (1);
                           2009 to present.  PADCO Advisors II, Inc.:  Director and                       Security Income Fund
                                             Chief Executive Officer from January 2009                    (2); SBL Fund (15)
                                             to present

                                             Rydex Distributors, Inc.:  President,
                                             Chief Executive Officer and Director from
                                             January 2009 to present

                                             Rydex Advisory Services, LLC: President
                                             from December 2009 to present

                                             Rydex Fund Services, Inc.:  Director from
                                             July 2009 to present

                                             Rydex Holdings, LLC:  President and Chief
                                             Executive Officer from January 2009 to
                                             present

                                             Security Benefit Corporation:  Senior Vice
                                             President from March 2007 to present

                                             First Security Benefit Life and Annuity
                                             Insurance Company of New York:  Director
                                             from September 2007 to present

                                             Security Distributors, Inc.:  Director
                                             from August 2007 to present

                                             Security Investors, LLC:  President from
                                             August 2007 to present

                                             Security Global Investors, LLC:  Manager
                                             and President from May 2007 to present

                                             R.M. Goldman Partner, LLC: Managing
                                             Member from February 2006 to
                                             February 2007

                                             ForstmannLeff Associates:  President and
                                             Chief Executive Officer from August 2003
                                             to November 2005

-------------------------- ----------------- -------------------------------------------- --------------- --------------------------

                                       66

-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
  INDEPENDENT TRUSTEES
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
Corey A. Colehour (64)     Trustee from      Retired   from   August  2006  to  present.       158        None
                           1993 to           President  and  Senior  Vice  President  of
                           present; and      Schield  Management   Company   (registered
                           Member of the     investment adviser) from 2003 to 2006
                           Audit and
                           Governance and
                           Nominating
                           Committees from
                           1995 to present.
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
J. Kenneth Dalton (69)     Trustee from      Retired                                           158        Board of Directors of
                           1995 to                                                                        Epiphany Funds since 2009
                           present; Member
                           of the
                           Governance and
                           Nominating
                           Committee from
                           1995 to
                           present; and
                           Chairman of the
                           Audit Committee
                           from 1997 to
                           present.
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
John O. Demaret (70)       Trustee from      Retired                                           158        None
                           1997 to present;
                           Chairman of the
                           Board from 2006
                           to present; and
                           Member of the
                           Audit and
                           Governance and
                           Nominating
                           Committees from
                           1997 to present.
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
Werner E. Keller (69)      Trustee and       Founder and  President of Keller  Partners,       158        None
                           Member of the     LLC  (registered  investment  adviser) from
                           Audit and         2005 to present;  and Retired  from 2001 to
                           Governance and    2005
                           Nominating
                           Committees
                           from 2005
                           to present.
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
Thomas F. Lydon (50)       Trustee and       President  of  Global  Trends   Investments       158        Board of Directors of US
                           Member of the     (registered  investment  adviser) from 1996                  Global Investors since
                           Audit and         to present                                                   April 1995
                           Governance and
                           Nominating
                           Committees from
                           2005 to present.
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
Patrick T. McCarville      Trustee from      Chief Executive  Officer of Par Industries,       158        None
(67)                       1997 to           Inc.,   d/b/a  Par  Leasing  from  1977  to
                           present;          present
                           Chairman of the
                           Governance and
                           Nominating
                           Committee from
                           1997 to
                           present; and
                           Member of the
                           Audit Committee
                           from 1997 to
                           present.
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------

                                       67

-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
Roger Somers (65)          Trustee from      Founder  and  Chief  Executive  Officer  of       158        None
                           1993 to           Arrow Limousine from 1965 to present
                           present; and
                           Member of the
                           Audit and
                           Governance and
                           Nominating
                           Committees from
                           1995 to present.
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
        OFFICERS
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
Michael P. Byrum (39)      Trustee from      PADCO Advisors, Inc.:                             158        None
                           2005 to 2009;     Director  from  January  2008 to present;
                           Vice President    Chief Investment  Officer from August 2006
                           from 1999 to      to  present;  President  from  May 2004 to
                           present.          present;  and Secretary from December 2002
                                             to present.

                                             PADCO Advisors II, Inc.:
                                             Director from February 2008 to present;
                                             Chief Investment Officer from
                                             August 2006 to present; President
                                             from May 2004 to present; and
                                             Secretary from December 2002 to
                                             present.

                                             Rydex Capital Partners I, LLC:
                                             President and  Secretary  from October 2003
                                             to  April  2007  (this   entity  no  longer
                                             exists)

                                             Rydex Capital Partners II, LLC:
                                             President and Secretary from
                                             October 2003 to April 2007 (this
                                             entity no longer exists).

                                             Rydex Fund Services, Inc.:
                                             Director from July 2009 to present;
                                             Secretary from December 2002 to
                                             present; and Executive Vice
                                             President from December 2002 to
                                             August 2006.

                                             Rydex Holdings, Inc.:
                                             Secretary from December 2005 to
                                             January 2008; and Executive Vice
                                             President from December 2005 to
                                             August 2006 (entity merged into
                                             Rydex Holdings, LLC)

                                             Advisor Research Center, Inc.:
                                             Secretary from May 2006 to November
                                             2009; and Executive Vice President
                                             from May 2006 to August 2006.

                                       68

                                             Rydex Specialized Products, LLC:
                                             Manager from September 2005 to
                                             present; and Secretary from
                                             September 2005 to June 2008.

                                             Rydex Holdings, LLC:
                                             Chief Investment Officer from
                                             January 2008 to present.

-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
Nick Bonos (46)            Vice President    PADCO   Advisors,    Inc.:    Senior   Vice       158        None
                           and Treasurer     President  of  Fund  Services  from  August
                           from 2003 to      2006 to present
                           present.

                                             Rydex Fund Services,  Inc.: Chief Executive
                                             Officer and President  from January 2009 to
                                             present;  Director  from  February  2009 to
                                             July 2009;  and Senior Vice  President from
                                             December 2003 to August 2006

                                             Rydex  Specialized  Products,  LLC: Manager
                                             from  September  2005  to  present;   Chief
                                             Executive   Officer   from   May   2009  to
                                             present;  and Chief Financial  Officer from
                                             September 2005 to May 2009
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
Joanna M. Catalucci (43)   Chief             PADCO  Advisors,   Inc.:  Chief  Compliance       158        None
                           Compliance        Officer  from  May  2005  to  present;  and
                           Officer from      Vice  President of  Compliance  from August
                           2004 to           2006 to present
                           present; and
                           Secretary from    PADCO Advisors II, Inc.:  Chief  Compliance
                           2000 to present.  Officer from May 2005 to present

                                             Rydex  Capital   Partners  I,  LLC:   Chief
                                             Compliance Officer from August 2006 to
                                             April 2007 (entity no longer exists)

                                             Rydex  Capital   Partners  II,  LLC:  Chief
                                             Compliance Officer from August 2006 to
                                             April 2007 (entity no longer exists)

                                             Rydex  Distributors,  Inc.:  Director  from
                                             January 2009 to present

                                             Rydex Fund Services,  Inc.:  Vice President
                                             from December 2001 to August 2006
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
Joseph Arruda (43)         Assistant         PADCO  Advisors,  Inc.: Vice President from       158        None
                           Treasurer from    2004 to present
                           2006 to present.
                                             Rydex  Specialized  Products,  LLC: Manager
                                             and Chief  Financial  Officer  from 2009 to
                                             present
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------

                                       69

Keith Fletcher (51)        Vice President    PADCO  Advisors,  Inc.: Vice President from       158        None
                           from 2009 to      May 2009 to present
                           the present.
                                             PADCO  Advisors  II, Inc.:  Vice  President
                                             from March 2009 to present

                                             Rydex   Advisory   Services,    LLC:   Vice
                                             President from March 2009 to present

                                             Rydex  Specialized   Products,   LLC:  Vice
                                             President from March 2009 to present

                                             Rydex  Distributors,   Inc.:  Director  and
                                             Vice President from 2009 to present

                                             Rydex Fund Services,  Inc.:  Vice President
                                             from March 2009 to present

                                             Security   Global   Investors,   LLC:  Vice
                                             President from March 2009 to present

-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
Amy J. Lee (49)            Vice President    Rydex  Distributors,  Inc.:  Secretary from       158        None
                           and Assistant     September   2008  to  present;   and  Chief
                           Secretary from    Compliance  Officer from  September 2008 to
                           2009 to present.  June 2009

                                             Rydex   Holdings,   LLC:   Secretary   from
                                             December 2009 to present

                                             Rydex   Advisory   Services,    LLC:   Vice
                                             President and Secretary  from December 2009
                                             to present

                                             Security  Equity Fund,  Security  Large Cap
                                             Value Fund,  Security  Mid Cap Growth Fund,
                                             Security  Income Fund,  and SBL Fund:  Vice
                                             President and  Secretary  from January 2005
                                             to present

                                             Advisor Research Center, Inc.: President
                                             and Secretary from December 2009 to present

                                             Security    Benefit    Corporation:    Vice
                                             President,  Associate  General  Counsel and
                                             Assistant   Secretary  from  June  2005  to
                                             present

                                             Security  Benefit Life  Insurance  Company:
                                             Vice President,  Associate  General Counsel
                                             and Assistant  Secretary  from June 2004 to
                                             present

                                             First  Security  Benefit  Life and Annuity
                                             Company  of  New  York:  Assistant  General
                                             Counsel from June 2004 to present

                                       70

                                             Security Distributors,  Inc.: Secretary and
                                             Chief Compliance Officer from December
                                             2004 to present

                                             Security   Financial    Resources,    Inc.:
                                             Secretary from April 2004 to present

                                             Security  Investors,  LLC:  Secretary  from
                                             December 2004 to present

                                             Security Global Investors,  LLC:  Secretary
                                             from May 2007 to present

                                             Brecek  &  Young  Advisors:  Director  from
                                             August 2005 to October 2008 (entity was
                                             sold)

                                             Security   Benefit   Group,    Inc.:   Vice
                                             President,  Assistant General Counsel,  and
                                             Assistant  Secretary  from 2004 to  January
                                             2005 (entity  merged into Security  Benefit
                                             Corporation)

-------------------------- ----------------- -------------------------------------------- --------------- --------------------------

* Messr. Goldman is an "interested" person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Funds' Advisor.

** The "Fund Complex" consists of the Trust, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust's service providers that are material to the Trust as a whole, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met ___ (__) times in the most recently completed fiscal year.

GOVERNANCE COMMITTEE. The Board has a standing Governance Committee that operates under a written charter approved by the Board. The role of the Governance Committee is to assist the Board in assuring the effective governance of the Trust, including: (i) monitoring and making recommendations regarding committees of the Board, including the responsibilities of those committees as reflected in written committee charters, and committee assignments; (ii) making recommendations regarding the term limits and retirement policies applicable to the Independent Trustees of the Trust; (iii) considering and making recommendations to the Board concerning the compensation of the Independent Trustees, the Independent Chairman of the Board, including any special compensation for serving as chairman of a member of a committee of the Board, and expense reimbursement policies applicable to the Independent Trustees; (iv) periodically reviewing and making recommendations regarding the size and composition of the Board, including recommendations to the Board concerning the need to increase or decrease the size of the Board or to add individuals with special knowledge, skill sets or backgrounds to the Board; (v) overseeing the orientation and education processes for new Independent Trustees and continuing education of incumbent Independent Trustees; (vi) monitoring the independence and performance of legal counsel to the Independent Trustees and making recommendations to the Independent Trustees regarding the selection of independent counsel to the Independent Trustees; (vii) overseeing the process regarding the Board's periodic self-assessments and making recommendations to the Board concerning that process; and (viii) making recommendations to the Board concerning all other matters pertaining to the functioning of the Board and committees of the Board and pertaining generally to the governance of the Trust. Messrs. Demaret, Keller, Lydon, and McCarville serve as members of the Governance Committee. For the most recently completed Trust fiscal year, the Governance and Nominating Committee met ___ (XX) times.

NOMINATING COMMITTEE. The Board has a separate standing Nominating Committee that operates under a written charter approved by the Board. The role of the Nominating Committee is to identify, evaluate and nominate individuals to serve as trustees of the Trust including, shareholder recommendations for nominations to fill vacancies on the Board. The Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Board members. Messrs. Demaret, Keller, Lydon, and McCarville serve as members of the Nominating Committee. For the most recently completed Trust fiscal year, the Governance and Nominating Committee met ___ (__) times.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds and all Rydex|SGI Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

---------------------------- -------------------------------------- -------------------------- ----------------------
                                                                                                 AGGREGATE DOLLAR
                                                                                                RANGE OF SHARES IN
                                                                                                  ALL RYDEX FUNDS
                                                                      DOLLAR RANGE OF FUND      OVERSEEN BY TRUSTEE
           NAME                            FUND NAME                        SHARES 1                    1,2
---------------------------- -------------------------------------- -------------------------- ----------------------
                               INTERESTED TRUSTEES
---------------------------- -------------------------------------- ----------------------- --------------------------
Richard Goldman
---------------------------- -------------------------------------- ----------------------- --------------------------
                              INDEPENDENT TRUSTEES
---------------------------- -------------------------------------- ----------------------- --------------------------

                                       72

---------------------------- -------------------------------------- -------------------------- ----------------------
                                                                                                 AGGREGATE DOLLAR
                                                                                                RANGE OF SHARES IN
                                                                                                  ALL RYDEX FUNDS
                                                                      DOLLAR RANGE OF FUND      OVERSEEN BY TRUSTEE
           NAME                            FUND NAME                        SHARES 1                    1,2
---------------------------- -------------------------------------- -------------------------- ----------------------
Corey A. Colehour
---------------------------- -------------------------------------- ----------------------- --------------------------
J. Kenneth Dalton
---------------------------- -------------------------------------- ----------------------- --------------------------
John O. Demaret
---------------------------- -------------------------------------- ----------------------- --------------------------
Thomas F. Lydon, Jr.
---------------------------- -------------------------------------- ----------------------- --------------------------
Werner E. Keller
---------------------------- -------------------------------------- ----------------------- --------------------------
Patrick T. McCarville
---------------------------- -------------------------------------- ----------------------- --------------------------
Roger J. Somers
---------------------------- -------------------------------------- ----------------------- --------------------------

1    Information provided is as of December 31, 2009.

2 Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.


BOARD COMPENSATION. - The following table sets forth compensation paid by the Trust for the fiscal year ended December 31, 2009:

-------------------------------- ----------------- ---------------------- ------------------ ------------------
                                                        PENSION OR                                 TOTAL
                                    AGGREGATE       RETIREMENT BENEFITS   ESTIMATED ANNUAL     COMPENSATION
        NAME OF TRUSTEE            COMPENSATION     ACCRUED AS PART OF      BENEFITS UPON        FROM FUND
                                    FROM TRUST       TRUST'S EXPENSES        RETIREMENT          COMPLEX *
---------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------------------- ----------------- ---------------------- ------------------ ------------------
Richard Goldman**                       $0                  $0                   $0                 $0
-------------------------------- ----------------- ---------------------- ------------------ ------------------
Michael P. Byrum***                     $0                  $0                   $0                 $0
-------------------------------- ----------------- ---------------------- ------------------ ------------------
Carl G. Verboncoeur***                  $0                  $0                   $0                 $0
---------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------- ----------------- ---------------------- ------------------ ------------------
Corey A. Colehour                    $______                $0                   $0               $______
-------------------------------- ----------------- ---------------------- ------------------ ------------------
J. Kenneth Dalton                    $______                $0                   $0               $______
-------------------------------- ----------------- ---------------------- ------------------ ------------------
John O. Demaret                      $______                $0                   $0               $______
-------------------------------- ----------------- ---------------------- ------------------ ------------------
Werner E. Keller                     $______                $0                   $0               $______
-------------------------------- ----------------- ---------------------- ------------------ ------------------
Thomas F. Lydon                      $______                $0                   $0               $______
-------------------------------- ----------------- ---------------------- ------------------ ------------------
Patrick T. McCarville                $______                $0                   $0               $______
-------------------------------- ----------------- ---------------------- ------------------ ------------------
Roger J. Somers                      $______                $0                   $0               $______
-------------------------------- ----------------- ---------------------- ------------------ ------------------

* Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust.

** Appointed to the Board of Trustees on November 18, 2009. Messr. Goldman is an Interested Trustee, as that term is defined in the 1940 Act by virtue of his affiliation with the Funds' Advisor. He does not receive compensation from the Funds.

*** Resigned as Trustees of the Trust on November 18, 2009. Prior to their resignation, Messrs. Verboncoeur and Byrum were Interested Trustees, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor. As officers of the Advisor, they did not receive compensation from the Trust.

CODES OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). In addition, Valu-Trac and SGI have each adopted their own Code of Ethics (the "Sub-Advisors' Codes of Ethics") pursuant to Rule 17j-1, and the Sub-Advisors' Codes of Ethics apply to the personal investing activities of the Sub-Advisors' access persons. Rule 17j-1, the Code of Ethics, and the Sub-Advisors' Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics and the Sub-Advisors' Codes of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics and the Sub-Advisors' Codes of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor, in turn, has delegated responsibility for decisions regarding proxy voting for securities held by the Global Market Neutral Fund to SGI subject to the Advisor's oversight.

The Advisor and SGI will vote such proxies in accordance with their respective proxy policies and procedures, which are included as Appendix B and Appendix C to this SAI. The Board will periodically review each Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Variable Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.

THE ADVISOR AND THE ADVISORY AGREEMENTS

PADCO Advisors II, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to each Fund pursuant to an advisory contract with the Trust. PADCO Advisors II, Inc. was incorporated in the State of Maryland on July 5, 1994. PADCO Advisors II, Inc., together with PADCO Advisors, Inc., a registered investment adviser under common control, does business under the name Rydex Investments.

Rydex Holdings, Inc., the Advisor's parent company, is a subsidiary of Security Benefit Corporation and Security Benefit Life Insurance Company (together, "Security Benefit"). Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.

Pursuant to investment advisory agreements with the Advisor, dated January 18, 2008, and as amended (each an "Advisory Agreement" and together, the "Advisory Agreements"), the Advisor serves as the investment adviser for the Trust and provides investment advice to the Funds, in accordance with the investment objectives, policies and limitations of the Funds, and oversees the day-to-day operations of the Funds, subject to the general supervision and control of the Board and the officers of the Trust. Prior to November 2, 1998, the Advisor provided similar services to the Rydex Subaccounts. As of April __, 2010, assets under management of the Advisor and its affiliates were approximately $___ billion. Pursuant to the Advisory Agreements, the Funds pay the Advisor at an annual rate based on the average daily net assets for each respective Fund, as set forth below. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

For the fiscal years ended December 31, 2007, 2008 and 2009, the Funds paid the following advisory fees to the Advisor:

----------------------------- ------------- -------------- ----------------- ------------------ -------------------
         FUND NAME                FUND      ADVISORY FEE    ADVISORY FEES      ADVISORY FEES      ADVISORY FEES
                               INCEPTION                   PAID FOR FISCAL    PAID FOR FISCAL    PAID FOR FISCAL
                                  DATE                     YEAR ENDED 2007    YEAR ENDED 2008    YEAR ENDED 2009
------------------------------------------------------------------------------------------------------------------
Dow 2x Strategy Fund          05/03/04        0.90%          $325,734           $258,899             $_____
------------------------------------------------------------------------------------------------------------------
NASDAQ-100(R) 2x Strategy     10/01/01        0.90%          $413,793           $322,611             $_____
Fund
------------------------------------------------------------------------------------------------------------------
Russell 2000(R) 2x Strategy   10/27/06        0.90%           $51,879            $34,606             $_____
Fund
------------------------------------------------------------------------------------------------------------------
S&P 500 2x Strategy Fund      10/01/01        0.90%          $290,055           $254,154             $_____
------------------------------------------------------------------------------------------------------------------
Inverse Dow 2x Strategy       05/03/04        0.90%          $155,835           $173,270             $_____
Fund
------------------------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) 2x          *           0.90%             **                 **                $_____
Strategy Fund
------------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) 2x        *           0.90%             **                 **                $_____
Strategy Fund
------------------------------------------------------------------------------------------------------------------
Inverse S&P 500 2x                *           0.90%             **                 **                $_____
Strategy Fund
------------------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy      05/03/04        0.90%           $31,437            $50,600             $_____
Fund
------------------------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R)         05/21/01        0.90%          $216,771           $187,755             $_____
Strategy Fund
------------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R)       05/03/04        0.90%           $97,166           $104,154             $_____
Strategy Fund
------------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy      06/09/97        0.90%          $245,534           $461,704             $_____
Fund
------------------------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy Fund    10/01/01        0.90%          $386,897           $166,329             $_____
------------------------------------------------------------------------------------------------------------------
Multi-Cap Core Equity Fund    11/29/05       0.90%***         $48,195            $15,151             $_____
------------------------------------------------------------------------------------------------------------------
Nova Fund                     05/07/97        0.75%          $721,366           $412,934             $_____
------------------------------------------------------------------------------------------------------------------
NASDAQ-100(R) Fund            05/07/97        0.75%          $581,978           $412,279             $_____
------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Fund              *           0.75%             **                 **                $_____
------------------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x          10/01/01        0.90%          $315,031           $133,733             $_____
Strategy Fund
------------------------------------------------------------------------------------------------------------------
S&P 500 Fund                      *           0.75%             **                 **                $_____
------------------------------------------------------------------------------------------------------------------
S&P 500 Pure Growth Fund      05/03/04        0.75%          $196,397           $174,422             $_____
------------------------------------------------------------------------------------------------------------------

                                       75

----------------------------- ------------- -------------- ----------------- ------------------ -------------------
         FUND NAME                FUND      ADVISORY FEE    ADVISORY FEES      ADVISORY FEES      ADVISORY FEES
                               INCEPTION                   PAID FOR FISCAL    PAID FOR FISCAL    PAID FOR FISCAL
                                  DATE                     YEAR ENDED 2007    YEAR ENDED 2008    YEAR ENDED 2009
------------------------------------------------------------------------------------------------------------------
S&P 500 Pure Value Fund       05/03/04        0.75%          $395,951           $135,930             $_____
------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Pure Growth    05/03/04        0.75%          $223,890           $175,631             $_____
Fund
------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Pure Value     05/03/04        0.75%          $242,466            $97,139             $_____
Fund
------------------------------------------------------------------------------------------------------------------
S&P SmallCap 600 Pure         05/03/04        0.75%          $154,641           $100,006             $_____
Growth Fund
------------------------------------------------------------------------------------------------------------------
S&P SmallCap 600 Pure         05/03/04        0.75%          $132,869            $93,274             $_____
Value Fund
------------------------------------------------------------------------------------------------------------------
Banking Fund                  05/02/01        0.85%          $106,478           $128,813             $_____
------------------------------------------------------------------------------------------------------------------
Basic Materials Fund          05/02/01        0.85%          $697,322           $486,724             $_____
------------------------------------------------------------------------------------------------------------------
Biotechnology Fund            05/02/01        0.85%           $99,625           $186,382             $_____
------------------------------------------------------------------------------------------------------------------
Consumer Products Fund        05/29/01        0.85%          $278,587           $243,944             $_____
------------------------------------------------------------------------------------------------------------------
Electronics Fund              08/03/01        0.85%           $72,886            $32,500             $_____
------------------------------------------------------------------------------------------------------------------
Energy Fund                   05/29/01        0.85%          $655,578           $619,238             $_____
------------------------------------------------------------------------------------------------------------------
Energy Services Fund          05/02/01        0.85%          $673,997           $570,646             $_____
------------------------------------------------------------------------------------------------------------------
Financial Services Fund       07/20/01        0.85%          $285,255           $120,469             $_____
------------------------------------------------------------------------------------------------------------------
Health Care Fund              06/19/01        0.85%          $375,917           $308,869             $_____
------------------------------------------------------------------------------------------------------------------
Internet Fund                 05/24/01        0.85%          $122,869            $82,903             $_____
------------------------------------------------------------------------------------------------------------------
Leisure Fund                  05/22/01        0.85%          $225,200            $60,527             $_____
------------------------------------------------------------------------------------------------------------------
Precious Metals Fund          05/29/97        0.75%          $473,091           $544,274             $_____
------------------------------------------------------------------------------------------------------------------
Retailing Fund                07/23/01        0.85%          $149,844            $51,902             $_____
------------------------------------------------------------------------------------------------------------------
Technology Fund               05/02/01        0.85%          $289,011           $135,774             $_____
------------------------------------------------------------------------------------------------------------------
Telecommunications Fund       07/27/01        0.85%          $389,137           $114,786             $_____
------------------------------------------------------------------------------------------------------------------
Transportation Fund           06/11/01        0.85%          $197,961           $130,092             $_____
------------------------------------------------------------------------------------------------------------------
Utilities Fund                05/02/01        0.85%          $582,353           $348,349             $_____
------------------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund    10/01/01        0.90%          $764,963           $277,461             $_____
------------------------------------------------------------------------------------------------------------------
Japan 2x Strategy Fund        10/01/01        0.75%          $219,755           $114,910             $_____
------------------------------------------------------------------------------------------------------------------

                                       76

----------------------------- ------------- -------------- ----------------- ------------------ -------------------
         FUND NAME                FUND      ADVISORY FEE    ADVISORY FEES      ADVISORY FEES      ADVISORY FEES
                               INCEPTION                   PAID FOR FISCAL    PAID FOR FISCAL    PAID FOR FISCAL
                                  DATE                     YEAR ENDED 2007    YEAR ENDED 2008    YEAR ENDED 2009
------------------------------------------------------------------------------------------------------------------
Commodities Strategy Fund     09/30/05        0.75%          $184,435           $411,151             $_____
------------------------------------------------------------------------------------------------------------------
Long/Short Commodities
Strategy Fund
------------------------------------------------------------------------------------------------------------------
Strengthening Dollar 2x                                       $30,174            $68,170             $_____
Strategy Fund                 09/30/05        0.90%
------------------------------------------------------------------------------------------------------------------
Weakening Dollar 2x                                           $91,184           $120,412             $_____
Strategy Fund                 09/30/05        0.90%
------------------------------------------------------------------------------------------------------------------
Real Estate Fund              10/01/01        0.85%          $492,911           $248,750             $_____
------------------------------------------------------------------------------------------------------------------
All-Cap Opportunity Fund      05/01/02        0.90%          $866,664           $969,755             $_____
------------------------------------------------------------------------------------------------------------------
International Opportunity                                                                            $_____
Fund                          03/27/08        0.90%             **              $65,227+
------------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x     08/18/97        0.50%          $263,582           $293,801             $_____
Strategy Fund
------------------------------------------------------------------------------------------------------------------
Inverse Government Long       05/01/03        0.90%          $185,683           $146,730             $_____
Bond Strategy Fund
------------------------------------------------------------------------------------------------------------------
High Yield Strategy Fund          *           0.75%             **                 **                $_____
------------------------------------------------------------------------------------------------------------------
Inverse High Yield                                              **                 **                $_____
Strategy Fund                     *           0.75%
------------------------------------------------------------------------------------------------------------------
Multi-Hedge Strategies Fund   11/29/05        1.15%           $414,321           $397,139             $_____
------------------------------------------------------------------------------------------------------------------
Global Market Neutral Fund
------------------------------------------------------------------------------------------------------------------
Alternative Strategies                                          **                ****               $_____
Allocation Fund               05/01/08         ****
------------------------------------------------------------------------------------------------------------------
Managed Futures Strategy      11/07/08        0.90%             **               $6,758+             $_____
Fund
------------------------------------------------------------------------------------------------------------------
All-Asset Strategy            10/27/06      0.00%****          ****               ****               $_____
Conservative Fund
------------------------------------------------------------------------------------------------------------------
All-Asset Strategy            10/27/06      0.00%****          ****               ****               $_____
Moderate Fund
------------------------------------------------------------------------------------------------------------------
All-Asset Strategy            10/27/06      0.00%****          ****               ****               $_____
Aggressive Fund
------------------------------------------------------------------------------------------------------------------
Money Market Fund             05/07/97        0.50%         $1,332,696         $1,810,190            $_____
------------------------------------------------------------------------------------------------------------------

*    The Fund has not yet commenced operations.

**   Not in operation for the period indicated.

*** The Multi-Cap Core Equity Fund pays the Advisor a management fee that is comprised of two components: the first component is an annual basic fee (the "basic fee") equal to 0.70% of the Multi-Cap

     Core Equity Fund's average daily net assets, and the second component is a performance fee adjustment. The Multi-Cap Core Equity Fund's fee structure is described below.

**** The Advisor receives an investment advisory fee for managing the Underlying
     Funds. The Underlying Funds pay a monthly investment advisory fee to the Advisor for its services. The fee is based on the average daily net assets of each Underlying Fund and calculated at an annual rate for each Underlying Fund. For more information regarding the Underlying Funds' investment advisory fees and expense limitations, please see the Prospectus and applicable sections of this SAI. The Funds benefit from the investment advisory services provided to the Underlying Funds and, as shareholders of those Underlying Funds, indirectly bear a proportionate share of those Underlying Funds' advisory fees.

+    From commenc ement of operations.

The Multi-Cap Core Equity Fund's basic fee is subject to upward or downward adjustment depending on whether, and to what extent, the investment performance of the Fund for the relevant performance period exceeds, or is exceeded by, the investment record (the "record") of the index determined by the Fund to be appropriate over the same period. The Trustees have designated the Russell 3000(R) Index (the "Index") for this purpose. The Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The performance period consists of a rolling 12-month period, and will be calculated and applied at the end of each month. Each 0.0375% of difference will result in a performance rate adjustment of 0.01%. The maximum annualized performance rate adjustment is +/- 0.20%. A percentage of this rate (based on the number of days in the current month) is then multiplied by the average daily net assets of the Multi-Cap Core Equity Fund over the entire performance period, giving the dollar amount that will be added to (or subtracted from) the basic fee.

PERFORMANCE ADJUSTMENT EXAMPLE. The following hypothetical example illustrates the application of the performance adjustment. For purposes of the example, any dividends and capital gain distributions paid by the Multi-Cap Core Equity Fund are treated as if reinvested in shares of the Multi-Cap Core Equity Fund at net asset value, and any dividends paid on the stocks in the Index are treated as if reinvested in the Index.

The example also makes these assumptions:

                                        Fund's         Index's          Fund's
For the  rolling 12-month            investment      cumulative  performance relative
performance period                  performance        change        to the Index
---------------------------         -----------        ------        ------------

January 1                             $50.00          100.00
December 31                           $55.25          110.20
Absolute change                       +$5.25          +$10.20
Actual change                         +10.50%         +10.20%          +0.30%

Based on these assumptions, the Multi-Cap Core Equity Fund calculates the Advisor's management fee rate for the last month of the performance period as follows:

     o The portion of the annual basic fee rate of 0.70% applicable to that month is multiplied by the Fund's average daily net assets for the month. This results in the dollar amount of the basic fee.

     o The +0.30% difference between the performance of the Multi-Cap Core Equity Fund and the record of the Index is divided by 3.75, producing a rate of 0.08%.

     o The 0.08% rate (adjusted for the number of days in the month) is multiplied by the Fund's average daily net assets for the performance period. This results in the dollar amount of the performance adjustment.

     o The dollar amount of the performance adjustment is added to the dollar amount of the basic fee, producing the adjusted management fee.

If the record of the Index during the performance period exceeded the Multi-Cap Core Equity Fund's performance, the dollar amount of the performance adjustment would be deducted from the dollar amount of the basic fee.

Because the adjustment to the basic fee is based on the comparative performance of the Multi-Cap Core Equity Fund and the record of the Index, the controlling factor is not whether the Multi-Cap Core Equity Fund performance is up or down, but whether it is up or down more or less than the record of the Index. Therefore, it is possible that the Fund will pay a positive performance adjustment even during periods of negative Fund performance. Moreover, the comparative investment performance of the Multi-Cap Core Equity Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

From time to time, the Trustees may determine that another securities index is a more appropriate benchmark than the Index for purposes of evaluating the performance of the Multi-Cap Core Equity Fund. In such event, a successor index may be substituted for the Index in prospectively calculating the performance based adjustment to the basic fee. However, the calculation of the performance adjustment for any portion of the performance period prior to the adoption of the successor index would still be based upon the Multi-Cap Core Equity Fund's performance compared to the Index.

It is not possible to predict the effect of the performance adjustment on the overall compensation to the Advisor in the future since it will depend on the performance of the Multi-Cap Core Equity Fund relative to the record of the Index.

Under the terms of the advisory contract, the Multi-Cap Core Equity Fund pays management fees at a rate equal to the basic fee plus or minus the amount of the performance adjustment for the current semi-annual period. The management fee is computed and accrued daily, and the entire management fee is paid monthly.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. For the Global Market Neutral Fund, the Advisor monitors the performance, security holdings and investment management strategies of SGI and, when appropriate, evaluates any potential new assets managers for the Trust. The Advisor also ensures compliance with the Global Market Neutral Fund's investment policies and guidelines. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

After their initial two-year term, the continuance of the Advisory Agreements must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreements or

"interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each of the Advisory Agreements will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. Each of the Advisory Agreements provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE SUB-ADVISORS AND THE SUB-ADVISORY AGREEMENTS
VALU-TRAC INVESTMENT MANAGEMENT LIMITED. Under an investment sub-advisory agreement dated January 18, 2008, between the Advisor and Valu-Trac (the "Valu-Trac Sub-Advisory Agreement"), Valu-Trac serves as investment sub-adviser to the International Opportunity Fund and is responsible for providing an investment model for use by the Advisor in managing the International Opportunity Fund's portfolio, and other investment advice as requested. Valu-Trac, located at Mains of Orton Fochabers, Moray, Scotland IV32 7QE, is an investment management firm registered with the SEC under the Investment Advisers Act of 1940. Valu-Trac, a limited liability company formed in England, is a wholly-owned subsidiary of Valu-Trac Limited, and focuses on worldwide market values and central bank monetary developments. Valu-Trac was established in 1989 and provides investment and currency management services on a discretionary and non-discretionary basis to its clients that chiefly consist of institutional investors in the United Kingdom, North America, Australia and the Far East, the Middle East and Continental Europe.

For its services as investment sub-adviser, Valu-Trac is entitled to receive a fee from the Advisor, which is calculated daily and paid monthly, at an annual rate of 0.35% of the International Opportunity Fund's average daily net assets. In addition to providing sub-advisory services, the Sub-Advisor and its affiliates may provide shareholder and sales support services on behalf of the International Opportunity Fund.

For the fiscal years ended December 31, 2007, 2008 and 2009, the Advisor paid the Sub-Advisor the following investment sub-advisory fees:

----------------------- ------------- --------------------- ------------------- ------------------ -----------------
                                                                                                    SUB-ADVISORY
                                                            SUB-ADVISORY FEES     SUB-ADVISORY      FEES PAID FOR
                            FUND                             PAID FOR FISCAL      FEES PAID FOR      FISCAL YEAR
                         INCEPTION     ANNUAL SUB-ADVISORY      YEAR ENDED      FISCAL YEAR ENDED       ENDED
      FUND NAME             DATE      FEE CONTRACTUAL RATE         2007               2008              2009
--------------------------------------------------------------------------------------------------------------------
International
Opportunity Fund         03/27/08            0.35%                 *              $25,420**            $____
--------------------------------------------------------------------------------------------------------------------

*        Not in operation for the period indicated.

**       From commencement of operations on November 10, 2006.

After its initial two-year term, the continuance of the Valu-Trac Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the International Opportunity Fund and
(ii) by the vote of a majority of the Board members who are not parties to the Valu-Trac Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Valu-Trac Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the International Opportunity Fund, by a majority of the outstanding shares of the International Opportunity Fund. In addition, the Advisor and Valu-Trac may each terminate the Valu-Trac Sub-Advisory Agreement on no less than sixty (60) days' written notice to the other.

SECURITY GLOBAL INVESTORS LLC. Pursuant to an investment sub-advisory agreement dated March 6, 2009 between the Advisor and SGI (the "SGI Sub-Advisory Agreement"), SGI serves as investment sub-adviser to the Global Market Neutral Fund and is responsible for the day-to-day management of the Fund's portfolio. SGI, located at 801 Montgomery Street, 2nd Floor, San Francisco, California 94133-5164, is an investment management firm registered with the SEC under the Investment Advisers Act of 1940. SGI manages the day-to-day investment and the reinvestment of the assets of the Global Market Neutral Fund, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Advisor and the Board and the officers of the Trust. SGI is a wholly-owned subsidiary of Security Benefit Corporation and Security Benefit Life Company (together "Security Benefit"). Security Benefit is an affiliate of the Advisor. Rydex Investments, the Advisor's parent company, together with several other Rydex entities, are wholly-owned by Security Benefit and, therefore, SGI is an affiliate of the Advisor. Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.

For its services as investment sub-adviser, SGI is entitled to receive a fee from the Advisor, which is calculated daily and paid monthly, at an annual rate of 0.65% of the Global Market Neutral Fund's average daily net assets, respectively. In addition to providing sub-advisory services, SGI and its affiliates may provide shareholder and sales support services on behalf of the Global Market Neutral Fund.

For the fiscal year ended December 31, 2009, the Advisor paid SGI $____ in investment sub-advisory fees.

After its initial two-year term, the continuance of the SGI Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Global 130/30 Strategy Fund and Global Market Neutral Fund and (ii) by the vote of a majority of the Board members who are not parties to the SGI Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The SGI Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Global 130/30 Strategy Fund and Global Market Neutral Fund, by a majority of the outstanding shares of the Global 130/30 Strategy Fund and Global Market Neutral Fund, respectively. The Advisor may terminate the SGI Sub-Advisory Agreement (i) upon sixty (60) days' written notice to SGI (ii) upon breach by SGI of any representation or warranty contained in Section 6 of the SGI Sub-Advisory Agreement, which shall not have been cured within twenty (20) days of SGI's receipt of written notice of such breach (iii) immediately upon written notice to SGI if SGI becomes unable to discharge its duties and obligations under the SGI Sub-Advisory Agreement. SGI may terminate the SGI Sub-Advisory Agreement upon 120 days written notice to the Advisor and the Global 130/30 Strategy Fund and Global Market Neutral Fund, as applicable.

PORTFOLIO MANAGERS

This section includes information about each Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

----------------- -------------------------------- --------------------------------- -------------------------------
      NAME             REGISTERED INVESTMENT           OTHER POOLED INVESTMENT             OTHER ACCOUNTS(1)
                          COMPANIES(1,2)                     VEHICLES(1)
----------------- -------------------------------- --------------------------------- -------------------------------
                   NUMBER OF      TOTAL ASSETS       NUMBER OF      TOTAL ASSETS       NUMBER OF     TOTAL ASSETS
                    ACCOUNTS                         ACCOUNTS                          ACCOUNTS
----------------- ------------- ------------------ -------------- ------------------ -------------- ----------------
Michael P. Byrum                                                                                        < $____
                      ____        $___ billion         ____             _____            _____          million
----------------- ------------- ------------------ -------------- ------------------ -------------- ----------------
Michael Dellapa                                                                                         < $____
                      ____        $___ billion         ____             _____            _____          million
----------------- ------------- ------------------ -------------- ------------------ -------------- ----------------
  Ryan Harder                                                                                           < $____
                      ____        $___ billion         ____             _____            _____          million
----------------- ------------- ------------------ -------------- ------------------ -------------- ----------------

1    Information provided is as of December 31, 2009.

2 On December 31, 2009, the portfolio managers managed one registered investment company, the Rydex Variable Trust Multi-Cap Core Equity Fund, that was subject to a performance based advisory fee. The Fund had $___ million in assets under management as of December 31, 2009.

The Global Market Neutral Fund's portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

-------------------- ------------------------------ -------------------------------- ---------------------------------
       NAME              REGISTERED INVESTMENT          OTHER POOLED INVESTMENT
                             COMPANIES(1)                      VEHICLES(1)                   OTHER ACCOUNTS(1)
-------------------- ------------------------------ -------------------------------- ---------------------------------
                     NUMBER OF                        NUMBER OF                       NUMBER OF
                      ACCOUNTS      TOTAL ASSETS       ACCOUNTS       TOTAL ASSETS      ACCOUNTS       TOTAL ASSETS
-------------------- ----------- ------------------ -------------- ----------------- ------------- -------------------
Mark Kress                                                                                         $___ Million-
                        ____          $______           ____           $______          _____      $___ Million
-------------------- ----------- ------------------ -------------- ----------------- ------------- -------------------
Yon Perullo                                                                                        $___ Million-
                        ____          $______           ____           $______          _____      $___ Million
-------------------- ----------- ------------------ -------------- ----------------- ------------- -------------------

1   Information provided is as of December 31, 2009.

CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his/her management of the Funds. The portfolio managers' compensation consists of an annual salary and the potential for two discretionary awards through a short-term and long-term incentive plan.

The Short-Term Incentive award is designed to create an annual pool funded through the retention of a percentage of revenue on those assets managed by the Investment Team. Senior management then determines individual allocations based primarily on contribution to investment performance as well as a number of more subjective factors, including enhancements to existing products, creation of new products and concepts, support of sales, marketing and client service, and contributions to the advancement of the organization as a whole.

Certain senior portfolio managers are also incented through a Long-Term Plan which is designed to reward the portfolio managers on the growth of the business as a whole. This pool funds over a three year time frame based upon the operating income growth of the business. Units, which represent the percentage of the pool, are allocated over time to individuals based upon the portfolio managers' contributions to the Company's success as determined by management.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. As of December 31, 2009, none of the portfolio managers "beneficially owned" shares of the Funds. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1933 Act.

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to each Fund under the service agreement. Prior to November 2, 1998 the Servicer provided similar services to the Rydex Subaccounts.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund except the Government Long Bond 1.2x Strategy and Money Market Funds, which have an annual rate of 0.20% of the daily net assets of the Funds. The service fee contractual rate paid to the Servicer by the Funds is set forth in the table below.

For the fiscal years ended December 31, 2007, 2008 and 2009, the Funds paid the following service fees to the Servicer:

------------------------------------------------------------------------------------------------------------------
            FUND NAME                 FUND       SERVICE FEES PAID     SERVICE FEES PAID   SERVICE FEES PAID FOR
                                   INCEPTION   FOR FISCAL YEAR ENDED FOR FISCAL YEAR ENDED   FISCAL YEAR ENDED
                                      DATE             2007                  2008                   2009
------------------------------------------------------------------------------------------------------------------
Dow 2x Strategy Fund                05/03/04          $90,482               $71,916                $_____
------------------------------------------------------------------------------------------------------------------
NASDAQ-100(R) 2x Strategy Fund      10/01/01         $114,943               $89,614                $_____
------------------------------------------------------------------------------------------------------------------

                                       83

------------------------------------------------------------------------------------------------------------------
            FUND NAME                 FUND       SERVICE FEES PAID     SERVICE FEES PAID   SERVICE FEES PAID FOR
                                   INCEPTION   FOR FISCAL YEAR ENDED FOR FISCAL YEAR ENDED   FISCAL YEAR ENDED
                                      DATE             2007                  2008                   2009
------------------------------------------------------------------------------------------------------------------
Russell 2000(R) 2x Strategy Fund    10/27/06          $14,411               $9,613                 $_____
------------------------------------------------------------------------------------------------------------------
S&P 500 2x Strategy Fund            10/01/01          $80,571               $70,598                $_____
------------------------------------------------------------------------------------------------------------------
Inverse Dow 2x Strategy Fund        05/03/04          $43,288               $48,130                $_____
------------------------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) 2x Strategy                         **                    **                 $_____
Fund                                   *
------------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) 2x                                **                    **                 $_____
Strategy Fund                          *
------------------------------------------------------------------------------------------------------------------
Inverse S&P 500 2x Strategy Fund                                                                   $_____
                                       *                  **                    **
------------------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund       05/03/04           $8,733               $14,056                $_____
------------------------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) Strategy Fund 05/21/01          $60,214               $52,154                $_____
------------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) Strategy                      $26,990               $28,932                $_____
Fund                                05/03/04
------------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund                         $68,204              $128,251                $_____
                                    06/09/97

------------------------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy Fund                           $107,472               $46,203                $_____
                                    10/01/01

------------------------------------------------------------------------------------------------------------------
Multi-Cap Core Equity Fund          11/29/05          $22,902               $10,312                $_____
------------------------------------------------------------------------------------------------------------------
Nova Fund                           05/07/97         $240,455              $137,645                $_____
------------------------------------------------------------------------------------------------------------------
NASDAQ-100(R) Fund                  05/07/97         $193,993              $137,426                $_____
------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Fund                   *                **                    **                   $_____
------------------------------------------------------------------------------------------------------------------
Russell 2000(R)  1.5x Strategy Fund 10/01/01          $87,509               $37,148                $_____
------------------------------------------------------------------------------------------------------------------
S&P 500 Fund                           *                **                    **                   $_____
------------------------------------------------------------------------------------------------------------------
S&P 500 Pure Growth Fund            05/03/04          $65,466               $58,141                $_____
------------------------------------------------------------------------------------------------------------------
S&P 500 Pure Value Fund             05/03/04         $131,984               $45,310                $_____
------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Pure Growth Fund     05/03/04          $74,630               $58,544                $_____
------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Pure Value Fund      05/03/04          $80,822               $32,380                $_____
------------------------------------------------------------------------------------------------------------------
S&P SmallCap 600 Pure Growth Fund   05/03/04          $51,547               $33,335                $_____
------------------------------------------------------------------------------------------------------------------
S&P SmallCap 600 Pure Value Fund    05/03/04          $44,290               $31,091                $_____
------------------------------------------------------------------------------------------------------------------

                                       84

------------------------------------------------------------------------------------------------------------------
            FUND NAME                 FUND       SERVICE FEES PAID     SERVICE FEES PAID   SERVICE FEES PAID FOR
                                   INCEPTION   FOR FISCAL YEAR ENDED FOR FISCAL YEAR ENDED   FISCAL YEAR ENDED
                                      DATE             2007                  2008                   2009
------------------------------------------------------------------------------------------------------------------
Banking Fund                        05/02/01          $31,317               $37,886                $_____
------------------------------------------------------------------------------------------------------------------
Basic Materials Fund                05/02/01         $205,095              $143,154                $_____
------------------------------------------------------------------------------------------------------------------
Biotechnology Fund                  05/02/01          $29,301               $54,818                $_____
------------------------------------------------------------------------------------------------------------------
Consumer Products Fund              05/29/01          $81,937               $71,748                $_____
------------------------------------------------------------------------------------------------------------------
Electronics Fund                    08/03/01          $21,437               $9,559                 $_____
------------------------------------------------------------------------------------------------------------------
Energy Fund                         05/29/01         $192,817              $182,129                $_____
------------------------------------------------------------------------------------------------------------------
Energy Services Fund                05/02/01         $198,234              $167,837                $_____
------------------------------------------------------------------------------------------------------------------
Financial Services Fund             07/20/01          $83,899               $35,432                $_____
------------------------------------------------------------------------------------------------------------------
Health Care Fund                    06/19/01         $110,564               $90,844                $_____
------------------------------------------------------------------------------------------------------------------
Internet Fund                       05/24/01          $36,138               $24,383                $_____
------------------------------------------------------------------------------------------------------------------
Leisure Fund                        05/22/01          $66,235               $17,802                $_____
------------------------------------------------------------------------------------------------------------------
Precious Metals Fund                05/29/97         $157,697              $181,425                $_____
------------------------------------------------------------------------------------------------------------------
Retailing Fund                      07/23/01          $44,072               $15,265                $_____
------------------------------------------------------------------------------------------------------------------
Technology Fund                     05/02/01          $85,003               $39,933                $_____
------------------------------------------------------------------------------------------------------------------
Telecommunications Fund             07/27/01         $114,452               $33,760                $_____
------------------------------------------------------------------------------------------------------------------
Transportation Fund                 06/11/01          $58,224               $38,262                $_____
------------------------------------------------------------------------------------------------------------------
Utilities Fund                      05/02/01         $171,280              $102,456                $_____
------------------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund          10/01/01         $212,490               $77,072                $_____
------------------------------------------------------------------------------------------------------------------
Japan 2x Strategy Fund              10/01/01          $61,043               $31,919                $_____
------------------------------------------------------------------------------------------------------------------
Commodities Strategy Fund           09/30/05          $61,478              $137,050                $_____
------------------------------------------------------------------------------------------------------------------
Long/Short Commodities Strategy
Fund
------------------------------------------------------------------------------------------------------------------
Strengthening Dollar 2x Strategy    09/30/05          $8,382                $18,936                $_____
Fund
------------------------------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy Fund   09/30/05          $25,329               $33,448                $_____
------------------------------------------------------------------------------------------------------------------
Real Estate Fund                    10/01/01         $144,974               $73,162                $_____
------------------------------------------------------------------------------------------------------------------
All-Cap Opportunity Fund            05/01/02         $240,740              $269,377+               $_____
------------------------------------------------------------------------------------------------------------------
International Opportunity Fund      03/27/08            **                  $18,119                $_____
------------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x                            $105,433              $117,521                $_____
Strategy Fund                       08/18/97
------------------------------------------------------------------------------------------------------------------

                                       85

------------------------------------------------------------------------------------------------------------------
            FUND NAME                 FUND       SERVICE FEES PAID     SERVICE FEES PAID   SERVICE FEES PAID FOR
                                   INCEPTION   FOR FISCAL YEAR ENDED FOR FISCAL YEAR ENDED   FISCAL YEAR ENDED
                                      DATE             2007                  2008                   2009
------------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond                          $51,579               $40,758                $_____
Strategy Fund                       05/01/03
------------------------------------------------------------------------------------------------------------------
High Yield Strategy Fund               *                **                    **                   $_____
------------------------------------------------------------------------------------------------------------------
Inverse High Yield Strategy Fund       *                **                    **                   $_____
------------------------------------------------------------------------------------------------------------------
Multi-Hedge Strategies Fund***      11/29/05            $0                    $0                   $_____
------------------------------------------------------------------------------------------------------------------
Global Market Neutral Fund
------------------------------------------------------------------------------------------------------------------
Alternative Strategies              05/01/08            **                    **                   $_____
Allocation Fund
------------------------------------------------------------------------------------------------------------------
Managed Futures Strategy Fund       11/07/08            **                  $1,878+                $_____
------------------------------------------------------------------------------------------------------------------
All-Asset Strategy Conservative     10/27/06            $0                    $0                   $_____
Fund****
------------------------------------------------------------------------------------------------------------------
All-Asset Strategy Moderate         10/27/06            $0                    $0                   $_____
Fund****
------------------------------------------------------------------------------------------------------------------
All-Asset Strategy Aggressive       10/27/06            $0                    $0                   $_____
Fund****
------------------------------------------------------------------------------------------------------------------
U.S. Government                     05/07/97         $533,079              $724,076                $_____
Money Market Fund
------------------------------------------------------------------------------------------------------------------

*    The Fund has not yet commenced operations.

**   Not in operation for the period indicated.

*** The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

**** The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

+    From commencement of operations.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Funds. Certain officers and members of the Board of the Trust are also officers and directors of the Servicer.

For the fiscal years ended December 31, 2007, 2008 and 2009, the Funds paid the following accounting service fees to the Servicer:

-------------------------------- ------------- ----------------------- ---------------------- ----------------------
           FUND NAME                 FUND        ACCOUNTING SERVICE     ACCOUNTING SERVICE     ACCOUNTING SERVICE
                                  INCEPTION     FEES PAID FOR FISCAL   FEES PAID FOR FISCAL   FEES PAID FOR FISCAL
                                     DATE         YEAR ENDED 2007         YEAR ENDED 2008        YEAR ENDED 2009
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Dow 2x Strategy Fund               05/03/04           $36,193                 $28,766                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
NASDAQ-100(R) 2x Strategy Fund     10/01/01           $45,977                 $35,846                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Russell 2000(R) 2x Strategy Fund   10/27/06            $5,764                  $3,845                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
S&P 500 2x Strategy Fund           10/01/01           $32,228                 $28,239                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Inverse Dow 2x Strategy Fund       05/03/04           $17,315                 $19,252                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Inverse NASDAQ-100(R) 2x
Strategy Fund                         *                  **                     **                   $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Inverse Russell 2000(R) 2x
Strategy Fund                         *                  **                     **                   $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Inverse S&P 500 2x Strategy
Fund                                  *                  **                     **                   $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Inverse Mid-Cap Strategy Fund      05/03/04            $3,493                  $5,622                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Inverse NASDAQ-100(R) Strategy
Fund                               05/21/01           $24,086                 $20,862                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Inverse Russell 2000(R) Strategy
Fund                               05/03/04           $10,796                 $11,573                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Inverse S&P 500 Strategy Fund
                                   06/09/97           $27,282                 $51,301                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Mid-Cap 1.5x Strategy Fund                                                    $18,481
                                   10/01/01           $42,989                                        $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Multi-Cap Core Equity Fund         11/29/05            $9,161                  $4,125                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Nova Fund                          05/07/97           $96,182                 $55,058                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
NASDAQ-100(R) Fund                 05/07/97           $77,597                 $54,971                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Russell 2000(R) Fund                  *                  **                     **                   $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Russell 2000(R) 1.5x Strategy      10/01/01           $35,004                 $14,859                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
S&P 500 Fund                          *                  **                     **                   $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
S&P 500 Pure Growth Fund           05/03/04           $26,186                 $23,256                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
S&P 500 Pure Value Fund            05/03/04           $52,794                 $18,124
                                                                                                     $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
S&P MidCap 400 Pure Growth Fund    05/03/04           $29,852                 $23,417
                                                                                                     $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
S&P MidCap 400 Pure Value Fund     05/03/04           $32,329                 $12,952
                                                                                                     $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
S&P SmallCap 600 Pure Growth       05/03/04           $20,619                 $13,334
Fund                                                                                                 $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
S&P SmallCap 600 Pure Value
Fund                               05/03/04           $17,716                 $12,436                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Banking Fund                       05/02/01           $12,527                 $15,155                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------

                                       87


-------------------------------- ------------- ----------------------- ---------------------- ----------------------
           FUND NAME                 FUND        ACCOUNTING SERVICE     ACCOUNTING SERVICE     ACCOUNTING SERVICE
                                  INCEPTION     FEES PAID FOR FISCAL   FEES PAID FOR FISCAL   FEES PAID FOR FISCAL
                                     DATE         YEAR ENDED 2007         YEAR ENDED 2008        YEAR ENDED 2009
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Basic Materials Fund               05/02/01           $82,038                 $57,262                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Biotechnology Fund                 05/02/01           $11,721                 $21,927                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Consumer Products Fund             05/29/01           $32,775                 $28,699                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Electronics Fund                   08/03/01            $8,575                 $3,824                 $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Energy Fund                        05/29/01           $77,127                 $72,852                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Energy Services Fund               05/02/01           $79,294                 $67,135                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Financial Services Fund            07/20/01           $33,559                 $14,173                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Health Care Fund                   06/19/01           $44,225                 $36,338                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Internet Fund                      05/24/01           $14,455                 $9,753                 $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Leisure Fund                       05/22/01           $26,494                 $7,121                 $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Precious Metals Fund               05/29/97           $63,079                 $72,570                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Retailing Fund                     07/23/01           $17,629                 $6,106                 $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Technology Fund                    05/02/01           $34,001                 $15,973                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Telecommunications Fund            07/27/01           $45,781                 $13,504                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Transportation Fund                06/11/01           $23,290                 $15,305                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Utilities Fund                     05/02/01           $68,512                 $40,982                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Europe 1.25x Strategy Fund         10/01/01           $84,996                 $30,829                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Japan 2x Strategy Fund             10/01/01           $24,417                 $12,768                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Commodities Strategy Fund          09/30/05           $24,591                 $54,820                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Long/Short Commodities
Strategy Fund
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Strengthening Dollar 2x
Strategy Fund                      09/30/05            $3,353                 $7,575                 $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Weakening Dollar 2x Strategy
Fund                               09/30/05           $10,132                 $13,379                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Real Estate Fund                   10/01/01           $57,989                 $29,265                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
All-Cap Opportunity Fund           05/01/02           $96,296                $107,751                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
International Opportunity Fund     03/27/08              **                   $7,248+                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Government Long Bond 1.2x
Strategy Fund                      08/18/97           $52,716                $58,760                 $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Inverse Government Long Bond
Strategy Fund                      05/01/03           $20,631                 $16,303                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
High Yield Strategy Fund              *                  **                     **                   $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Inverse High Yield Strategy
Fund                                  *                  **                     **                   $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Multi-Hedge Strategies Fund***     11/29/05              $0                     $0                   $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Global Market Neutral Fund
-------------------------------- ------------- ----------------------- ---------------------- ----------------------

                                       88

-------------------------------- ------------- ----------------------- ---------------------- ----------------------
           FUND NAME                 FUND        ACCOUNTING SERVICE     ACCOUNTING SERVICE     ACCOUNTING SERVICE
                                  INCEPTION     FEES PAID FOR FISCAL   FEES PAID FOR FISCAL   FEES PAID FOR FISCAL
                                     DATE         YEAR ENDED 2007         YEAR ENDED 2008        YEAR ENDED 2009
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Alternative Strategies
Allocation Fund                    05/01/08              **                     $0                   $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Managed Futures Strategy Fund      11/07/08              **                    $751+                 $_____

-------------------------------- ------------- ----------------------- ---------------------- ----------------------
All-Asset Strategy
Conservative Fund****              10/27/06              $0                     $0                   $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
All-Asset Strategy Moderate
Fund****                           10/27/06              $0                     $0                   $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
All-Asset Strategy Aggressive
Fund****                           10/27/06              $0                     $0                   $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------
Money Market Fund                  05/07/97           $259,040               $333,993                $_____
-------------------------------- ------------- ----------------------- ---------------------- ----------------------

*    The Fund has not yet commenced operations.

**   Not in operation for the period indicated.

*** The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

**** The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

+    From commencement of operations.

DISTRIBUTION

Pursuant to a distribution agreement adopted by the Trust (the "Distribution Agreement"), the Distributor, located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is a subsidiary of Security Benefit and an affiliate of the Advisor. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds.

INVESTOR SERVICES PLAN

Pursuant to an Investor Services Plan dated December 31, 1998, the Distributor directly, or indirectly through other service providers determined by the Distributor ("Service Providers"), provides investor services to owners of Contacts who, indirectly through insurance company separate accounts, invest in shares of the Funds ("Investors"). Investor services include some or all of the following: printing Fund prospectuses and statements of additional information and mailing them to Investors or to financial advisers who allocate funds for investments in shares of the Funds on behalf of Investors ("Financial Advisors"); forwarding communications from the Funds to Investors or Financial Advisors, including proxy solicitation material and annual and semiannual reports; assistance in facilitating and processing transactions in shares of the Funds in connection with strategic or tactical asset allocation investing; assistance in providing the Funds with advance information on strategic and tactical asset allocation trends and anticipated investment activity in and among the Funds; assisting Investors who wish or need to change Financial Advisors; and providing support services to Financial Advisors, including, but not limited to: (a) providing Financial Advisors with updates on policies and procedures; (b) answering questions of Financial Advisors regarding the Funds' portfolio investments; (c) providing performance information to Financial Advisors regarding the Funds; (d) providing information to Financial Advisors regarding the Funds' investment objectives; (e) providing investor account information to Financial Advisors; and (f) redeeming Fund shares, if necessary, for the payment of Financial Advisor fees.

For these services, the Trust compensates the Distributor at an annual rate not exceeding .25% of the Funds' average daily net assets. The Distributor is authorized to use its fee to compensate Services Providers for providing Investor services. The fee will be paid from the assets of the Funds and will be calculated and accrued daily and paid within fifteen (15) days of the end of each month.

For the fiscal year ended December 31, 2009, the Funds paid the following fees pursuant to the plans:

-------------------------------------------- -------------------- ---------------------- ----------------------
                                             FUND INCEPTION DATE    INVESTOR SERVICE       INVESTOR SERVICE
                 FUND NAME                                            FEES PAID (%)          FEES PAID ($)
-------------------------------------------- -------------------- ---------------------- ----------------------
Dow 2x Strategy Fund                              05/03/04                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
NASDAQ-100(R) 2x Strategy Fund                    10/01/01                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Russell 2000(R) 2x Strategy Fund                  10/27/06                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
S&P 500 2x Strategy Fund                          10/01/01                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Inverse Dow 2x Strategy Fund                      05/03/04                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Inverse NASDAQ-100(R) 2x Strategy Fund                *                    **                   $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Inverse Russell 2000(R) 2x Strategy Fund              *                    **                   $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Inverse S&P 500 2x Strategy Fund                      *                    **                   $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Inverse Mid-Cap Strategy Fund                     05/03/04                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Inverse NASDAQ-100(R) Strategy Fund               05/21/01                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Inverse Russell 2000(R) Strategy Fund             05/03/04                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Inverse S&P 500 Strategy Fund                     06/09/97                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Mid-Cap 1.5x Strategy Fund                        10/01/01                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Multi-Cap Core Equity Fund                        11/29/05                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Nova Fund                                         05/07/97                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
NASDAQ-100(R) Fund                                05/07/97                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Russell 2000(R) Fund                                  *                    **                   $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Russell 2000(R) 1.5x Strategy Fund                10/01/01                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
S&P 500 Fund                                          *                    **                   $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
S&P 500 Pure Growth Fund                          05/03/04                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
S&P 500 Pure Value Fund                           05/03/04                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
S&P MidCap 400 Pure Growth Fund                   05/03/04                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
S&P MidCap 400 Pure Value Fund                    05/03/04                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
S&P SmallCap 600 Pure Growth Fund                 05/03/04                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
S&P SmallCap 600 Pure Value Fund                  05/03/04                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Banking Fund                                      05/02/01                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Basic Materials Fund                              05/02/01                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Biotechnology Fund                                05/02/01                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Consumer Products Fund                            05/29/01                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Electronics Fund                                  08/03/01                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Energy Fund                                       05/29/01                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Energy Services Fund                              05/02/01                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Financial Services Fund                           07/20/01                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Health Care Fund                                  06/19/01                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Internet Fund                                     05/24/01                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------

                                       90

-------------------------------------------- -------------------- ---------------------- ----------------------
                                             FUND INCEPTION DATE    INVESTOR SERVICE       INVESTOR SERVICE
                 FUND NAME                                            FEES PAID (%)          FEES PAID ($)
-------------------------------------------- -------------------- ---------------------- ----------------------
Leisure Fund                                      05/22/01                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Precious Metals Fund                              05/29/97                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Retailing Fund                                    07/23/01                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Technology Fund                                   05/02/01                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Telecommunications Fund                           07/27/01                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Transportation Fund                               06/11/01                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Utilities Fund                                    05/02/01                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Europe 1.25x Strategy Fund                        10/01/01                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Japan 2x Strategy Fund                            10/01/01                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Commodities Strategy Fund                         09/30/05                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Long/Short Commodities Strategy Fund              09/30/05                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Strengthening Dollar 2x Strategy Fund             09/30/05                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Weakening Dollar 2x Strategy Fund                 09/30/05                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Real Estate Fund                                  10/01/01                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
All-Cap Opportunity Fund                          05/01/02                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
International Opportunity Fund                    03/27/08                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Government Long Bond 1.2x Strategy Fund           08/18/97                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Inverse Government Long Bond Strategy Fund        05/01/03                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
High Yield Strategy Fund                              *                    **                   $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Inverse High Yield Strategy Fund                      *                    **                   $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Multi-Hedge Strategies Fund***                    11/29/05                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Global Market Neutral Fund                                                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Alternative Strategies Allocation Fund            05/01/08                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Managed Futures Strategy Fund                     11/07/08                                      $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
All-Asset Strategy Conservative Fund****          10/27/06                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
All-Asset Strategy Moderate Fund****              10/27/06                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
All-Asset Strategy Aggressive Fund****            10/27/06                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------
Money Market  Fund                                05/07/97                0.25%                 $_____
-------------------------------------------- -------------------- ---------------------- ----------------------

*    The Fund has not yet commenced operations.

**   Not in operation for the period indicated.

*** The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

**** The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

+    From commencement of operations.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES

As of April ___, 2010, the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds.

---------------------------------------- -------------------------------------- -------------------------------------
FUND NAME                                      PERCENTAGE OF FUND SHARES        NAME AND ADDRESS OF BENEFICIAL OWNER
---------------------------------------- -------------------------------------- -------------------------------------

---------------------------------------- -------------------------------------- -------------------------------------

---------------------------------------- -------------------------------------- -------------------------------------

---------------------------------------- -------------------------------------- -------------------------------------

---------------------------------------- -------------------------------------- -------------------------------------

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Calculating Net Asset Value." The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The NAV of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor, and in the case of the Global Market Neutral Fund, SGI, using methods established or ratified by the Board.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts and options on futures contracts are valued at the last trade price prior to the end of a Fund's pricing cycle.

Each Asset Allocation Fund and the Alternative Strategies Allocation Fund generally values shares of the Underlying Funds at their NAV and other investments at market prices. Similarly, the Commodities Strategy Fund will regularly value its investments in structured notes at fair value and other investments at market prices.

The International Equity Funds, International Opportunity Fund, and Global Market Neutral Fund will generally value their assets at fair value because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. Such valuation will attempt to reflect the U.S. financial markets' perceptions and trading activity related to the Funds' assets since the calculation of the closing level of the Funds' respective underlying indices. The Nikkei 225 Stock Average is determined in the early morning (2:00 a.m., U.S. Eastern Time) prior to the opening of the NYSE. The Dow Jones STOXX 50 Index(SM) is determined in the mid-morning (approximately 10:30 a.m.) U.S. ET, prior to the closing of the NYSE. Under fair value pricing, the values assigned to a Fund's securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

On days when shares of the Fixed Income Funds and Multi-Hedge Strategies Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Fixed Income Funds and Multi-Hedge Strategies Fund which are traded on the Chicago Board of Trade (the "CBOT") are valued at the earlier of: (i) the time of the execution of the last trade of the day for the Fixed Income Funds and Multi-Hedge Strategies Fund in those CBOT-traded portfolio securities; (ii) the time of the close of the CBOT Evening Session; or (iii) the last price reported by an independent pricing service before the calculation of the Fixed Income Funds' or Multi-Hedge Strategies Fund's NAVs. On days when the CBOT is closed during its usual business hours and there is no need for the Fixed Income Funds and Multi-Hedge Strategies Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Fixed Income Funds or Multi-Hedge Strategies Fund will be the mean of the bid and asked prices for these CBOT-traded portfolio securities at the open of the CBOT Evening Session.

OTC securities held by a Fund shall be valued at the NASDAQ Official Closing Price ("NOCP") on the valuation date or, if no NOCP is reported, the last reported bid price is used, and quotations shall be taken from the market/exchange where the security is primarily traded. Securities listed on the Nasdaq Global Select Market and Nasdaq Global Market shall be valued at the NOCP; which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the last reported bid price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the rate at which local currencies can be sold to buy U.S. Dollars as last quoted by any recognized dealer. If these quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

The value of domestic equity index and credit default swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to, at 10:45 a.m., Eastern Time, for the morning NAV, and at the close of the NYSE, usually 4:00 p.m., Eastern Time, for the afternoon NAV. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. The value of foreign equity index and currency index swap agreements entered into by the Funds are accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the Fund values the swap based on a quote provided by a dealer in accordance with the fund's pricing procedures. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of the last bid price of the securities obtained from two or more dealers or otherwise at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Funds and has delegated responsibility for fair value determinations to the Fair Valuation Committee which consists of members of the Advisor and the Servicer. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

The Money Market Fund will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the NAV of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument while this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if this Fund sold the instrument. During such periods, the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar company which uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant NAV of $1.00.

The Money Market Fund's use of the amortized cost method is permitted pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The Rule requires that the Money Market Fund limit its investments to U.S. Dollar-denominated instruments that meet the Rule's quality, maturity and diversification requirements. The Rule also requires the Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than ninety days and precludes the purchase of any instrument with a remaining maturity of more than thirteen months.

The Money Market Fund may only purchase "Eligible Securities." Eligible Securities are securities which: (a) have remaining maturities of thirteen months or less; (b) either (i) are rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) were long-term securities at the time of issuance whose issuers have outstanding short-term debt obligations which are comparable in priority and security and has a ratings as specified in (b) above; or (d) if no rating is assigned by any NRSRO as provided in (b) and (c) above, the unrated securities are determined by the Board to be of comparable quality to any rated securities.

As permitted by the Rule, the Board has delegated to the Advisor, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

If the Board determines that it is no longer in the best interests of the Money Market Fund and its shareholders to maintain a stable price of $1.00 per share, or if the Board believes that maintaining such price no longer reflects a market-based NAV, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Money Market Fund will notify shareholders of any such change.

PURCHASE AND REDEMPTION OF SHARES

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Funds' securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. [In addition, the U.S. Government Bond Market is closed on Columbus Day and Veterans' Day, and will likely close early the business day before Good Friday, Memorial Day, Thanksgiving (day after), and Christmas, as recommended by the Securities Industry and Financial Markets Association.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Funds' Prospectus under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

The Government Long Bond 1.2x Strategy Fund and Money Market Fund intend to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends monthly. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Funds. Net income will be calculated immediately prior to the determination of NAV of the Government Long Bond 1.2x Strategy Fund and Money Market Fund.

The Board may revise the dividend policy, or postpone the payment of dividends, if the Money Market Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Board, might have a significant adverse effect on shareholders of the Money Market Fund. On occasion, in order to maintain a constant $1.00 NAV for the Money Market Fund, the Board may direct that the number of outstanding shares of the Money Market Fund be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder of the Money Market Fund in excess of the net increase (i.e., dividends, less such reduction), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

With respect to the investment by the Government Long Bond 1.2x Strategy Fund in U.S. Treasury zero coupon bonds, a portion of the difference between the issue price of zero coupon securities and the face value of such securities (the "original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Government Long Bond 1.2x Strategy Fund which must be distributed to shareholders of the Fund in order to maintain the qualification of the Fund as regulated investment companies for tax purposes. The tax rules applicable to regulated investment companies are described below.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shares of the Funds will be purchased by life insurance companies for their separate accounts under variable annuity contracts and variable life insurance policies and by other entities under qualified pension and retirement plans. Under the provisions of the Code currently in effect, net income and net realized capital gains of the Funds are not currently taxable when left to accumulate within a variable annuity contract or variable life insurance policy or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners of the company's variable annuity contracts or variable life insurance policies, refer to the life insurance company's variable annuity contract or variable life insurance prospectus. You should consult with your tax adviser regarding the federal, state and local tax treatment of withdrawals or distributions from your qualified pension or retirement plan.

SECTION 817(H) DIVERSIFICATION

Section 817(h) of the Code requires that the assets of each Fund be adequately diversified so that insurance companies that invest in their shares, and not variable annuity contract owners, are considered the owners of the shares for federal income tax purposes. Each Fund ordinarily must satisfy the diversification requirements within one year after contract owner funds are first allocated to the particular Fund. In order to meet the diversification requirements of regulations issued under Section 817(h), each Fund will meet the following test: no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments. Each Fund must meet the above diversification requirements within 30 days of the end of each calendar quarter.

The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, contracts may need to be modified to comply with them.

The Internal Revenue Service has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a contract being treated as the owner of the assets in the subaccount under the investment control doctrine. The ownership rights under the contracts are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that contract owners were not owners of the subaccount assets. Although we do not believe this to be the case, these differences could result in contract owners being treated as the owners of the assets of the subaccounts under the contracts. We, therefore, reserve the right to modify the contracts as necessary to attempt to prevent the owners of the contracts from being considered the owners of a pro rata share of the assets of the subaccounts under the contracts.

REGULATED INVESTMENT COMPANY STATUS

Each of the Funds intends to seek to qualify for, and elect to be treated as a Regulated Investment Company ("RIC") under the Code. As a RIC, a Fund would not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund distributes to the Fund's shareholders.

Accordingly, each Fund must, among other requirements, receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the "Asset Test"). Income and gains from transactions in commodities such as precious metals and minerals will not qualify as gross income from "securities" for purposes of the 90% test. The Precious Metals Fund, therefore, intends to restrict its investment in precious metals and in precious minerals to avoid a violation of the 90% Test. Similarly, each Fund intends to restrict its investment in pooled investment vehicles (described above) which hold commodities, such as gold or oil, to avoid a violation of the 90% Test.

In addition, each Fund must distribute at least 90% of its investment company taxable income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without any deduction for dividends paid to shareholders) and at least 90% of its net tax-exempt interest income, if any, for each tax year to its shareholders. If a Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

In the event of a failure by a Fund to qualify as a RIC for any taxable year, all of its taxable income will be subject to tax at regular corporate income tax rates without any deductions for distributions to shareholders. In addition, in such case, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders as ordinary income. In general, subject to certain limitations, such dividends would be eligible for the dividends received deduction for corporate shareholders. In addition, if a Fund fails to qualify as a RIC, it may affect the ability of an insurance company segregated asset accounts to meet the diversification test under Section 817(h) of the Code described above.

FEDERAL EXCISE TAX

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to a RIC whose only shareholders are certain tax-exempt trusts or segregated asset accounts of life insurance companies held in connection with variable contracts. In order to avoid this excise tax, each Fund intends to qualify for this exemption or to make its distributions in accordance with the calendar year.

TAX IMPLICATIONS OF INVESTMENT IN THE SUBSIDIARIES

The Commodities Strategy Fund, Long/Short Commodities Strategy Fund, Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund each intends to invest up to 25% of its assets in its respective Subsidiary, which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirement under Subchapter M of the Internal Revenue Code. The Commodities Strategy Fund and the Managed Futures Strategy Fund have received a private letter ruling from the IRS that concludes that the income they receive from their respective Subsidiaries will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Long/Short Commodities Strategy Fund and Multi-Hedge Strategies Fund intend to invest in their respective Subsidiaries on a basis consistent with the private letter ruling issued to the Commodities Strategy Fund and Managed Futures Strategy Fund. The Long/Short Commodities Strategy Fund and Multi-Hedge Strategies Fund intend to also take the position that the income they receive from their respective Subsidiaries will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code.

Each Subsidiary is classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiaries, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiaries will conduct their activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code (the "Safe Harbor") pursuant to which each Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business: (1) trading in stocks or securities (including contracts or options to buy or sell securities) for its own account; and (2) trading, for its own account, in commodities that are "of a kind customarily dealt in on an organized commodity exchange" if the transaction is of a kind customarily consummated at such place. Thus, the Subsidiaries' securities and commodities trading activities should not constitute a U.S. trade or business. However, if certain of the Subsidiaries' activities were determined not to be of the type described in the Safe Harbor or if the Subsidiaries' gains are attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of the Subsidiaries may constitute a U.S. trade or business, or be taxed as such.

In general, a foreign corporation that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. Income subject to such a flat tax includes dividends and certain interest income. The 30 percent tax does not apply to U.S.-source capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30 percent tax also does not apply to interest which qualifies as "portfolio interest." The term "portfolio interest" generally includes interest (including original issue discount) on an obligation in registered form which has been issued after July 18, 1984 and with respect to which the person, who would otherwise be required to deduct and withhold the 30 percent tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Internal Revenue Code. Under certain circumstances, interest on bearer obligations may also be considered portfolio interest.

Each Fund will wholly-own its Subsidiary. A U.S. person who owns (directly, indirectly or constructively) 10 percent or more of the total combined voting power of all classes of stock of a foreign corporation is a "U.S. Shareholder" for purposes of the controlled foreign corporation ("CFC") provisions of the Internal Revenue Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50 percent of the voting power or value of its stock is owned (directly, indirectly or constructively) by "U.S. Shareholders." Because the Funds are each a U.S. person that will own all of the stock of its Subsidiary, the Funds will each be a "U.S. Shareholder" and the Subsidiaries will each be a CFC. As a "U.S. Shareholder," each Fund will be required to include in its gross income for United States federal income tax purposes all of its Subsidiary's "subpart F income" (defined, in part, below), whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiaries' income will be "subpart F income." "Subpart F income" generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. "Subpart F income" also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. The Funds' recognition of the Subsidiaries' "subpart F income" will increase the Funds' tax basis in the Subsidiaries. Distributions by the Subsidiaries to the Funds will be tax-free, to the extent of their previously undistributed "subpart F income," and will correspondingly reduce the Funds' tax basis in the Subsidiaries. "Subpart F income" is generally treated as ordinary income, regardless of the character of the Subsidiaries' underlying income.

In general, each "U.S. Shareholder" is required to file IRS Form 5471 with its U.S. federal income tax (or information) returns providing information about its ownership of the CFC and the CFC. In addition, a "U.S. Shareholder" may in certain circumstances be required to report a disposition of shares in the Subsidiaries by attaching IRS Form 5471 to its U.S. federal income tax (or information) return that it would normally file for the taxable year in which the disposition occurs. In general, these filing requirements will apply to investors of the Funds if the investor is a U.S. person who owns directly, indirectly or constructively (within the meaning of Sections 958(a) and (b) of the Internal Revenue Code) 10 percent or more of the total combined voting power of all classes of voting stock of a foreign corporation that is a CFC for an uninterrupted period of 30 days or more during any tax year of the foreign corporation, and who owned that stock on the last day of that year.

SPECIAL CONSIDERATIONS APPLICABLE TO CERTAIN DOMESTIC EQUITY FUNDS, SECTOR FUNDS, INTERNATIONAL EQUITY FUNDS, INTERNATIONAL OPPORTUNITY FUND, FIXED INCOME FUNDS, AND COMMODITIES STRATEGY FUND AND ALTERNATIVE FUNDS, AND IN THE CASE OF THE ALTERNATIVE STRATEGIES FUND AND ASSET ALLOCATION FUNDS, CERTAIN OF THE UNDERLYING FUNDS

As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC's principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. If such future regulations were applied to the Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds, it is possible that the amount of their qualifying income would no longer satisfy the 90% Test and the Funds would fail to qualify as RICs.

It is also possible that the International Opportunity Fund, Global Market Neutral Fund, Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds' strategy of investing in foreign currency-related financial instruments might cause the Funds to fail to satisfy the Asset Test, resulting in their failure to qualify as RICs. Failure of the Asset Test might result from a determination by the Internal

Revenue Service that financial instruments in which the Funds invest are not securities. Moreover, even if the financial instruments are treated as securities, a determination by the Internal Revenue Service regarding the identity of the issuers of the securities or the fair market values of the securities that differs from the determinations made by the Funds could result in the failure by the Funds to diversify their investments in a manner necessary to satisfy the Asset Test. The tax treatment of a Fund and its shareholders in the event the Fund fails to qualify as a RIC is described above under "Regulated Investment Company Status."

In general, with respect to the Multi-Cap Core Equity Fund, All-Cap Opportunity Fund, Global Market Neutral Fund, Sector Funds, International Equity Funds and International Opportunity Fund, each Fund gains from "foreign currencies" and from foreign currency options, foreign currency futures, and forward foreign exchange contracts ("forward contracts") relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

The Global Market Neutral Fund, Sector Funds, International Equity Funds, International Opportunity Fund and All-Cap Opportunity Fund may incur a liability for foreign withholding taxes as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by that Fund. The Fund will make such an election only if that Fund deems this to be in the best interests of its shareholders. If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

With respect to investments by the S&P 500 Fund, Russell 2000(R) Fund, Fixed Income Funds and Multi-Hedge Strategies Fund in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, each Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

OPTIONS, SWAPS AND OTHER COMPLEX SECURITIES

A Fund may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund. A Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities, which may reduce the return on such investments.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

SPECIAL CONSIDERATIONS APPLICABLE TO THE COMMODITIES STRATEGY FUND, LONG/SHORT COMMODITIES STRATEGY FUND AND MANAGED FUTURES STRATEGY FUND AND IN THE CASE OF THE ALTERNATIVE STRATEGIES ALLOCATION FUND AND ASSET ALLOCATION FUNDS, CERTAIN OF THE UNDERLYING FUNDS

One of the requirements for qualification as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code is that the Commodities Strategy Fund, Long/Short Commodities Strategy Fund and Managed Futures Strategy Fund each derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). As described in the Funds' Prospectuses, each Fund currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes.

The status of the swap contracts and other commodity-linked derivative instruments under tests to qualify as a RIC under Subchapter M of the Internal Revenue Code has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Commodities Strategy Fund, Long/Short Commodities Strategy Fund and Managed Futures Strategy Fund invest will not be considered qualifying income after September 30, 2006. The Funds will therefore restrict their income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of each Fund's gross income.

The Commodities Strategy Fund and the Managed Futures Strategy Fund have received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Commodities Strategy Fund and Managed Futures Strategy Fund will produce qualifying income for purposes of the RIC qualification tests. The Advisor, therefore, believes it can continue to successfully operate the Commodities Strategy Fund and the Managed Futures Strategy Fund in a manner consistent with each Fund's current investment objective by investing in certain commodities-linked structured notes.

If the Commodities Strategy Fund, Long/Short Commodities Strategy Fund and/or Managed Futures Strategy Fund were to fail to qualify as a RIC, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Commodities Strategy Fund, Long/Short Commodities Strategy Fund and/or Managed Futures Strategy Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund would be subject to diminished investment returns.

OPTIONS TRANSACTIONS BY THE FUNDS

If a call option written by a Fund expires, the amount of the premium received by a Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by a Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to a Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, a Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

Each Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in a Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

Each of the Domestic Equity Funds, Sector Funds, International Equity Funds, International Opportunity Fund, Commodities Strategy Fund, and Alternative Funds, in its operations, also will utilize options on securities indices. Options on "broad based" securities indices are classified as "non-equity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any non-equity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Domestic Equity Funds, Sector Funds, International Equity Funds, International Opportunity Fund, Commodities Strategy Fund, and Alternative Funds, involving non equity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these Funds will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

A Fund's transactions in certain options, under some circumstances, could preclude a Fund's qualifying for the special tax treatment available to RICs.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

SPECIAL RULE APPLICABLE TO INVESTMENTS IN REITS

Under a notice issued by the IRS and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund's income (including income allocated to a Fund from a REIT or other pass-through entity) that is attributable to a residual interest in real estate mortgage conduits ("REMICs") or taxable mortgage pools ("TMPs") (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related residual interest directly. As a result, a life insurance company separate account funding a variable contract may be taxed currently to the extent of its share of a Fund's excess inclusion income, as described below. Although the Funds do not expect to invest in REITs which pass through excess inclusion income, they may make such investments and may need to make certain elections to either specially allocate such tax to a Fund's shareholders or to pay the tax at the Fund level.

BACK-UP WITHHOLDING

In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds' Advisor, SGI, principal underwriter, or any affiliated person of the Funds, the Advisor, SGI, or the principal underwriter.

Information concerning the Funds' portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor, SGI and other Service Providers, such as the Funds' administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds' current registration statement. As of December

31, 2009, the Funds disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

---------------------------------------------------- -------------------------- -------------------------------------
                 INDIVIDUAL/ENTITY                           FREQUENCY                        TIME LAG
---------------------------------------------------- -------------------------- -------------------------------------
Morningstar                                                   Monthly                    1-10 calendar days
---------------------------------------------------- -------------------------- -------------------------------------
Lipper                                                        Monthly                    1-10 calendar days
---------------------------------------------------- -------------------------- -------------------------------------
Bloomberg                                                     Monthly                    1-10 calendar days
---------------------------------------------------- -------------------------- -------------------------------------
Thompson Financial                                           Quarterly                   1-10 calendar days
---------------------------------------------------- -------------------------- -------------------------------------
Standard & Poor's                                            Quarterly                   1-10 calendar days
---------------------------------------------------- -------------------------- -------------------------------------
Vickers Stock Research                                       Quarterly                   1-10 calendar days
---------------------------------------------------- -------------------------- -------------------------------------
Institutional Shareholder Services (formerly,
Investor Responsibility Research Center)                      Weekly                     1-5 business days
---------------------------------------------------- -------------------------- -------------------------------------

The Funds' Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, SGI, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds' portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds' Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (e.g., stocks and bonds) held by the Funds and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Funds.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. You receive one vote for every full Fund share owned. Each Fund or class of a Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least

10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

Shareholders may visit the Trust's web site at www.rydex-sgi.com or call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHERS INFORMATION

STANDARD & POOR'S

The S&P 500 2x Strategy, Inverse S&P 500 2x Strategy, Inverse S&P 500 Strategy, Mid-Cap 1.5x Strategy, Nova, S&P 500, S&P 500 Pure Growth, S&P 500 Pure Value, S&P MidCap 400 Pure Growth, S&P MidCap 400 Pure Value, S&P SmallCap 600 Pure Growth, S&P SmallCap 600 Pure Value and Commodities Strategy Funds (the "Rydex|SGI S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") or Citigroup Global Markets, Inc. ("Citigroup"). Neither S&P nor Citigroup makes any representation, condition, warranty, express or implied, to the owners of the Rydex|SGI S&P Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex|SGI S&P Funds particularly or the ability of the S&P 500(R) Index, S&P MidCap 400(R) Index, S&P 500/Citigroup Pure Growth Index, S&P 500/Citigroup Pure Value Index, S&P MidCap 400/Citigroup Pure Growth Index, S&P MidCap 400/Citigroup Pure Value Index, S&P SmallCap 600/Citigroup Pure Growth Index, S&P SmallCap 600/Citigroup Pure Value Index and S&P GSCI(TM) Commodity Index (the "S&P Indices") to track general stock market performance. S&P's and Citigroup's only relationship to Rydex Investments ("Licensee") is the licensing of certain of their trademarks and of the S&P Indices which are determined, composed and calculated by S&P without regard to Licensee or the Rydex|SGI S&P Funds. S&P and Citigroup have no obligation to take the needs of Licensee or the owners of the Rydex|SGI S&P Funds into consideration in determining, composing or calculating the S&P Indices. Neither S&P nor Citigroup are responsible for and have not participated in the determination of the prices and amount of the Rydex|SGI S&P Funds or the timing of the issuance or sale of the Rydex|SGI S&P Funds or in the determination or calculation of the equation by which the Rydex|SGI S&P Funds are to be converted into cash. S&P and Citigroup have no obligation or liability in connection with the administration, marketing, or trading of the Rydex|SGI S&P Funds.

S&P and Citigroup do not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein and S&P and Citigroup shall have no liability for any errors, omissions, or interruptions therein. S&P and Citigroup make no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Rydex|SGI S&P Funds, or any other person or entity from the use of the S&P Indices or any data included therein. S&P and Citigroup make no express or implied warranties or conditions, and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P or Citigroup have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.

"Standard & Poor's(R)," S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

DOW JONES

STOXX and Dow Jones have no relationship to Rydex Investments, other than the licensing of the Dow Jones Industrial Average(SM) (DJIA) and the Dow Jones STOXX Index (the "Rydex|SGI Dow Jones Indices") and the related trademarks for use in connection with the Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund and Europe 1.25x Strategy Fund (the "Rydex|SGI Dow Jones Funds"). "Dow Jones," "Dow Jones Industrial Average(SM)," "DJIA SM," and "STOXX," are service marks of Dow Jones & Company, Inc.

STOXX and Dow Jones do not:

     o    Sponsor, endorse, sell or promote the Rydex|SGI Dow Jones Funds.

     o Recommend that any person invest in the Rydex|SGI Dow Jones Funds or any other securities.

     o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Rydex|SGI Dow Jones Funds.

     o Have any responsibility or liability for the administration, management or marketing of the Rydex|SGI Dow Jones Funds.

     o Consider the needs of the Dow Jones Funds or the owners of the Rydex|SGI Dow Jones Funds in determining, composing or calculating the relevant index or have any obligation to do so.

STOXX and Dow Jones will not have any liability in connection with the Rydex|SGI Dow Jones Funds. Specifically:

          o STOXX and Dow Jones do not make any warranty, expressed or implied, and Dow Jones disclaims and warranty about:

          o The results to be obtained by the Rydex|SGI Dow Jones Funds, the owner of the Rydex|SGI Dow Jones Funds, or any other person in connection with the use of the Dow Jones Indices and the data included in the Dow Jones Indices;

          o The accuracy or completeness of the Dow Jones Indices and their data;

          o The merchantability and the fitness for a particular purpose or use of the Dow Jones Indices and their data;

          o STOXX and Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Jones Indices or their data;

          o Under no circumstances will STOXX or Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or Dow Jones knows that they might occur.

The licensing agreement between Rydex Investments and STOXX and Dow Jones is solely for their benefit and not for the benefit of the owners of the Rydex|SGI Dow Jones Funds or any other third parties.

THE NASDAQ OMX GROUP, INC.

The NASDAQ-100(R) 2x Strategy, Inverse NASDAQ-100(R) 2x Strategy, Inverse NASDAQ-100(R) Strategy, and NASDAQ-100(R) Funds (the "Rydex|SGI NASDAQ Funds") are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX Group, Inc., with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Rydex|SGI NASDAQ Funds. The Corporations make no representation or warranty, express or implied to the owners of the Rydex|SGI NASDAQ Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex|SGI NASDAQ Funds particularly, or the ability of the NASDAQ-100 Index(R) to track general stock market performance. The Corporations' only relationship to Rydex Investments ("Licensee") is in the licensing of the NASDAQ(R), NASDAQ-100(R), and NASDAQ-100 Index(R) registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Rydex|SGI NASDAQ Funds. The Corporations have no obligation to take the needs of the Licensee or the owners of the Rydex|SGI NASDAQ Funds into consideration in determining, composing or calculating the NASDAQ-100 Index(R). The Corporations are not responsible for and have not participated in the determiniation of the timing of, prices at, or quantities of the Rydex|SGI NASDAQ Funds to be issued or in the determination or calculation of the equation by which the Rydex|SGI NASDAQ Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Rydex|SGI NASDAQ Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE RYDEX|SGI NASDAQ FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF SUCH DAMAGES.

NIKKEI INC.

Nikkei Inc. (the "Nikkei") does not sponsor, endorse, sell or promote any Rydex|SGI Fund and makes no representation or warranty, implied or express, to the investors in the Japan 2x Strategy Fund, or any members of the public, regarding:

     o    The advisability of investing in index funds;

     o    The ability of any index to track stock market performance;

     o The accuracy and/or the completeness of the aforementioned index or any data included therein;

     o The results to be obtained by the Fund, the investors in the Fund, or any person or entity from the use of the index or data included therein; and

     o The merchantability or fitness for a particular purpose for use with respect to the index or any data included therein.

Further, the Index Publisher does not:

     o Recommend that any person invest in the Japan 2x Strategy Fund or any other securities;

     o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Japan 2x Strategy Fund;

     o Have any responsibility or liability for the administration, management or marketing of the Japan 2x Strategy Fund;

     o Consider the needs of the Japan 2x Strategy Fund or the investors in the Japan 2x Strategy Fund in determining, composing or calculating the index or has any obligation to do so;

     o Have any liability in connection with the Japan 2x Strategy Fund or for any errors, omissions or interruptions in connection with the index or the related data;

     o Have any liability for any lost profits or indirect punitive, special or consequential damages or losses, even if the Nikkei knows that they might occur.

FRANK RUSSELL COMPANY

The Russell 2000(R) 2x Strategy, Inverse Russell 2000(R) 2x Strategy, Inverse Russell 2000(R) Strategy, Russell 2000(R) and Russell 2000(R) 1.5x Strategy Funds (the "Rydex|SGI Russell Funds") are not sponsored or endorsed by, nor in any way affiliated with Frank Russell Company ("Russell"). Russell is not responsible for and has not reviewed the Russell Funds nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000(R) Index (the "Russell Index") which is a trademark/service mark of Russell. Russell has no obligation to take the needs of any of the Rydex|SGI Russell Funds or their participants or any other product or person into consideration in determining, composing or calculating the Russell Index.

Russell's publication of the Russell Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Index is based.

Russell makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell Index or any data included in the Russell Index. Russell makes no representation, warranty or guarantee regarding the use, or the results of use, of the Russell Index or any data included therein, or any security (or combination thereof) comprising the Russell Index. Russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell Index or any data or any security (or combination thereof) included therein.

Russell(R) is a trademark of the Frank Russell Company.

ICE FUTURES U.S., INC.

The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds (the "Products") are not sponsored, endorsed, sold or promoted by ICE Futures U.S., Inc. ("ICE Futures"). ICE Futures makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the U.S. Dollar Index(R), to track market performance of either Product. ICE Futures' only relationship to Rydex Investments ("Licensee") is the licensing of certain names and marks and of the U.S. Dollar Index(R), which is determined, composed and calculated without regard to the Licensee or the Products. ICE Futures has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing or calculating the U.S. Dollar Index(R). ICE Futures is not responsible for and has not participated in any determination or calculation made with respect to the issuance or redemption of interests in the Products.
ICE Futures has no obligation or liability in connection with the administration, purchase, sale marketing, promotion or trading of the Products.

Ice Futures does not guarantee the accuracy and/or the completeness of the U.S. Dollar Index(R) or any data included therein. Ice Futures makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Products, or any other person or entity from the use of the U.S. Dollar Index(R) or any data included therein in connection with the rights licensed hereunder, in connection with the purchase, sale or trading of any Product, or for any other use. Ice Futures makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the U.S. Dollar Index(R) or nay data included therein. Without limiting any of the foregoing, in no event shall Ice Futures have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

J.P. MORGAN SECURITIES LTD.

The JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index ("Index") was developed, compiled, prepared and arranged by J.P. Morgan Securities Ltd. ("JPMorgan") through expenditure of substantial time, effort and money and constitutes valuable intellectual property and a trade secret of JPMorgan and all proprietary and intellectual property rights of any nature, including patents, copyrights, trademarks and trade secrets regarding the Index, and any and all copies, modifications, enhancements and derivative works thereof are owned by and will remain the property of JPMorgan. Copyright to this document may belong to unaffiliated third parties.

The Fund is not sponsored, endorsed, sold or promoted by JPMorgan. JPMorgan makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long Short Total Return Index (the "Index") to track the investment opportunities in the commodity futures and forwards markets or otherwise achieve its objective. JPMorgan has no obligation to take the needs of Rydex Investments or the owners of the Fund into consideration in determining, composing or calculating the Index. JPMorgan is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. JPMorgan has no obligation or liability in connection with the administration, marketing or trading of the Fund. It is expected that affiliates of JPMorgan, the publisher of the underlying index, may act as principal or agent in connection with securities and other financial instruments in which the Fund may invest, including without limitation swaps and structured notes.

THE INDEX IS PROVIDED "AS IS" WITH ANY AND ALL FAULTS. JPMORGAN DOES NOT GUARANTEE THE AVAILABILITY, SEQUENCE, TIMELINESS, QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX AND/OR ANY INFORMATION RELATING TO THE FUND AND/OR ANY DATA INCLUDED THEREIN, OR OTHERWISE OBTAINED BY RYDEX INVESTMENTS, OWNERS OF THE FUND, OR BY ANY OTHER PERSON OR ENTITY FROM ANY USE OF THE INDEX AND/OR FUND. JPMORGAN MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OF FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN, OR OTHERWISE OBTAINED BY RYDEX INVESTMENTS, OWNERS OF THE FUND, OR BY ANY OTHER PERSON OR ENTITY FROM ANY USE OF THE INDEX AND/OR FUND. THERE ARE NO REPRESENTATIONS OR WARRANTIES WHICH EXTEND BEYOND THE DESCRIPTION ON THE FACE OF THIS DOCUMENT, IF ANY. ALL WARRANTIES AND REPRESENTATIONS OF ANY KIND WITH REGARD TO

THE INDEX AND/OR THE FUND, ARE DISCLAIMED INCLUDING ANY IMPLIED WARRANTIES OF MERCHANTABILITY, QUALITY, ACCURACY, FITNESS FOR A PARTICULAR PURPOSE AND/OR AGAINST INFRINGEMENT AND/OR WARRANTIES AS TO ANY RESULTS TO BE OBTAINED BY AND/OR FROM THE USE OF THE INDEX AND/OR THE FUND. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL JPMORGAN HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES, INCLUDING LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP (E&Y), 8484 Westpark Drive, McLean, Virginia 22102, serves as the independent registered public accounting firm to the Trust and each of the Funds. The Subsidiaries have also entered into arrangements with E&Y to serve as each Subsidiary's independent registered public accounting firm.

CUSTODIAN

U.S. Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records. The Custodian also serves as the custodian for the Subsidiaries.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended December 31, 2009, including notes thereto and the report of Ernst & Young LLP, are incorporated by reference into this SAI. A copy of the Trust's 2009 Annual Report to Shareholders must accompany the delivery of this SAI.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS
GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.
CORPORATE BOND RATINGS

Aaa - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated "Baa" are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                   APPENDIX B

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I.   INTRODUCTION

PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

     o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

     o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

     o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.  PROXY VOTING POLICIES AND PROCEDURES

A.   Proxy Voting Policies

Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

B.   Proxy Voting Procedures

Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as Schedule A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the

"Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

     o Provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

     o Deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

     o Provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

     o Coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III. RESOLVING POTENTIAL CONFLICTS OF INTEREST

The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

     o Managing a pension plan for a company whose management is soliciting proxies;

     o Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

     o Rydex Investments, its employees or affiliates having a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (i.e., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

     o Refer Proposal to the Client - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

     o Obtain Client Ratification - If Rydex Investments is in a position to disclose the conflict to the client (i.e., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

     o Use an Independent Third Party for All Proposals - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

     o Use an Independent Third Party to Vote the Specific Proposals that Involve a Conflict - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.  SECURITIES SUBJECT TO LENDING ARRANGEMENTS

For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.   SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.  SHARES OF REGISTERED INVESTMENT COMPANIES (FUND OF FUNDS)

Certain funds are structured as fund of funds and invest their assets primarily in other underlying funds (the "Funds of Funds"). The Funds of Funds will vote their shares in the underlying fund in the same proportion as the vote of all other shareholders in that underlying fund (also called "mirror" or "echo" voting).

VII. ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

     (i)  The name of the issuer of the portfolio security;

     (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

    (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

     (iv) The shareholder meeting date;

     (v)  A brief identification of the matter voted on;

     (vi) Whether the matter was proposed by the issuer or by a security holder;

    (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

   (viii) How Rydex Investments (or ISS as its agent) cast the client's vote (i.e., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.

VIII. DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

IX.  RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

     (i)  A copy of this Policy;

     (ii) Proxy Statements received regarding client securities;

    (iii) Records of votes cast on behalf of clients;

     (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

     (v)  Records of client requests for proxy voting information.

With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES
                             PROXY VOTING GUIDELINES

Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (i.e., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS
A.  Director Nominees in Uncontested Elections                                  Vote With Mgt.
B.  Chairman and CEO is the Same Person                                         Vote With Mgt.
C.  Majority of Independent Directors                                           Vote With Mgt.
D.  Stock Ownership Requirements                                                Vote With Mgt.
E.  Limit Tenure of Outside Directors                                           Vote With Mgt.
F.  Director and Officer Indemnification and Liability Protection               Vote With Mgt.
G.  Eliminate or Restrict Charitable Contributions                              Vote With Mgt.

PROXY CONTESTS

A. Voting for Director Nominees in Contested Election                           Vote With Mgt.
B. Reimburse Proxy Solicitation                                                 Vote With Mgt.

AUDITORS

A. Ratifying Auditors                                                           Vote With Mgt.

PROXY CONTEST DEFENSES

A. Board Structure - Classified Board                                           Vote With Mgt.
B. Cumulative Voting                                                            Vote With Mgt.
C. Shareholder Ability to Call Special Meetings                                 Vote With Mgt.

TENDER OFFER DEFENSES

A. Submit Poison Pill for shareholder ratification                              Case-by-Case
B. Fair Price Provisions                                                        Vote With Mgt.
C. Supermajority Shareholder Vote Requirement                                   Vote With Mgt.
     To Amend the Charter or Bylaws

D. Supermajority Shareholder Vote Requirement                                   Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A. Confidential                                                                 Voting Vote With Mgt.

                                      B-6

B. Equal Access                                                                 Vote With Mgt.
C. Bundled Proposals                                                            Vote With Mgt.

CAPITAL STRUCTURE

A. Common Stock Authorization                                                   Vote With Mgt.
B. Stock Splits                                                                 Vote With Mgt.
C. Reverse Stock Splits                                                         Vote With Mgt.
D. Preemptive Rights                                                            Vote With Mgt.
E. Share Repurchase Programs                                                    Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A. Shareholder Proposals to Limit Executive and                                 Case-by-Case
     Directors Pay
B. Shareholder Ratification of Golden and Tin Parachutes                        Vote With Mgt.
C. Employee Stock Ownership Plans                                               Vote With Mgt.
D. 401(k) Employee Benefit Plans                                                Vote With Mgt.

STATE OF INCORPORATION

A. Voting on State Takeover Plans                                               Vote With Mgt.
B. Voting on Reincorporation Proposals                                          Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A. Mergers and Acquisitions                                                     Case-by-Case
B. Corporate Restructuring                                                      Vote With Mgt.
C. Spin-Offs                                                                    Vote With Mgt.
D. Liquidations                                                                 Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A. Issues with Social/Moral Implications                                        Vote With Mgt.


                                   APPENDIX C

                         SECURITY GLOBAL INVESTORS, LLC

                             SECURITY INVESTORS, LLC

                           SECURITY FUNDS PROXY VOTING

                              POLICY AND PROCEDURES

                                  June 15, 2007

--------------------------------------------------------------------------------
GENERAL POLICY
--------------------------------------------------------------------------------

As an investment adviser, the Firm must treat voting rights as to securities held in clients' portfolios in a manner that is in those clients' best interests.(1)

--------------------------------------------------------------------------------
1.       COMPLIANCE PROCEDURES
--------------------------------------------------------------------------------

The Proxy Voting Guidelines, attached as Exhibit A to these Proxy Voting Policies and Procedures, set forth the guidelines that the Firm uses in voting specific proposals. However, the vote entered on a client's behalf with respect to a particular proposal may differ from the Proxy Voting Guidelines if it is determined to be in the best interest of the client. If a proposal is voted in a manner different than set forth in the Proxy Voting Guidelines, the reasons therefore shall be documented in writing. The manner in which specific proposals are to be voted, may differ based on the type of client account. For example, a specific proposal may be considered on a case-by-case basis for socially aware client accounts, while all other accounts may always vote in favor of the proposal.

The Firm has delegated to an independent third party (the "Service Provider"), the responsibility to review proxy proposals and to vote proxies in a manner consistent with the Proxy Voting Guidelines. The Service Provider notifies the Firm of all proxy proposals that do not fall within the Proxy Voting Guidelines (i.e. proposals which are either not addressed in the Proxy Voting Guidelines or proposals for which the Firm has indicated that a decision will be made on a case-by-case basis).

Proposals which are either not addressed in the Proxy Voting Guidelines, or which are indicated to be voted case-by-case, are sent by the Service Provider to the Firm's compliance officer. If the compliance officer determines that there is no material conflict of interest, the proposal is forwarded to the applicable portfolio manager and is voted in accordance with his or her recommendation.(2) Proposals where it is determined that the Firm does have a material conflict of interest are handled as described in Section 2.

--------------------------------------------------------------------------------
2.       MATERIAL CONFLICT OF INTEREST IDENTIFICATION AND RESOLUTION
--------------------------------------------------------------------------------

The Firm may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, the Firm may provide investment management services to accounts owned or controlled by companies whose management is soliciting proxies. The Firm or its affiliates may also occasionally have

----------------

(1) Note: only separate account clients and the Funds - and not investors in those Funds - are considered the Firm's clients.

(2) Any activity or function assigned to the Firm's compliance officer under these procedures may be performed by one or more associates reporting to the compliance officer.

business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. Determination of whether there is a material conflict of interest between the Firm and a client due to (a) the provision of services or products by the Firm or a Firm affiliate to the company on whose behalf proxies are being solicited, (b) personal relationships that may exist between personnel of the Firm or its affiliates and proponents of a proxy issue or (c) any other matter or thing, shall be made by the Firm's compliance officer. The compliance officer may consult with the Law Department regarding any potential conflict of interest.

If a material conflict of interest is determined to exist, it may be resolved in any of the following ways:

(a) Following the vote recommendation of an independent fiduciary appointed for that purpose.

(b)  Voting pursuant to client direction.(3)

(c)  Abstaining.

(d) Disclosing the conflict to the client and obtaining their consent prior to voting.(4)

(e) Voting according to a pre-determined policy as set forth in the Proxy Voting Guidelines.

The method selected by the Firm to resolve the conflict may vary from one instance to another depending upon the facts and circumstances of the situation, but in each case, consistent with its duty of loyalty and care.

--------------------------------------------------------------------------------
o        3.       RESPONSIBILITY AND OVERSIGHT
--------------------------------------------------------------------------------

It is the responsibility of the Firm's compliance officer to monitor the proxy voting process. The compliance officer may designate an employee to carry out the day-to-day functions of tracking compliance with these Proxy Voting Policies and Procedures.

Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client's custodian bank. If a client has delegated voting discretion to the Firm, the client must instruct its custodian bank to deliver all relevant voting material to the Firm.

--------------------------------------------------------------------------------
o        4.       UNDUE INFLUENCE
--------------------------------------------------------------------------------

If at any time any person involved in the Firm's proxy voting process is pressured or lobbied either by the Firm's personnel or affiliates or third parties with respect to a particular proposal, he or she should provide information regarding such activity to the Firm's compliance officer, or in his or her absence, to the Law Department. A determination will then be made regarding this information, keeping in mind the Firm's duty of loyalty and care to its clients.

--------------------------------------------------------------------------------
o        5.       RECORDKEEPING AND DISCLOSURE
--------------------------------------------------------------------------------

The Firm will maintain the following records relating to proxy votes cast under these policies and procedures:

(a)  A copy of these policies and procedures.

-------------

(3) With respect to an investment company client, the direction of the Fund's Board, or a committee thereof, will be deemed to be "client direction."

(4) With respect to an investment company client, it will be sufficient to disclose the conflict to the Fund's Board, or a committee thereof, and to obtain the consent of such Board or committee.

(b) A copy of each proxy statement the Firm receives regarding client securities.

(c)  A record of each vote cast by the Firm on behalf of a client.

(d) A copy of any document created by the Firm's personnel that was material to making a decision how to vote proxies on behalf of a client or that memorialized the basis for that decision.

(e) A copy of each written client request for information on how the Firm voted proxies on behalf of the client, and a copy of any written response by the Firm to any client request (regardless of whether such client request was written or oral) for information on how the Firm voted proxies on behalf of the requesting client.

The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations. The Firm may rely on one or more third parties to make and retain the records referred to in items (b) and (c) above.

The Firm provides clients with a copy of its Proxy Voting Policies and Procedures, including the Proxy Voting Guidelines, upon written request. The Firm will make specific client information relating to proxy voting available to a client upon written request.

--------------------------------------------------------------------------------
o        6.       SPECIAL SITUATIONS
--------------------------------------------------------------------------------

In certain situations, the Firm may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

Securities Lending. Various accounts over which the Firm has proxy voting discretion participate in securities lending programs. Because title to loaned securities passes to the borrower, the Firm will be unable to vote any security that is out on loan to a borrower on a proxy record date. Efforts to recall loaned securities are not always effective. However, the Firm reserves the right to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

Share blocking. In certain countries the exercise of voting rights could restrict the ability of an account's portfolio manager to freely trade the security in question ("share blocking"). The portfolio manager retains the final authority to determine whether to block the shares in the client's account or to forego voting the shares.

Lack of adequate information, untimely receipt of proxy or excessive costs. The Firm may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely manner may prevent analysis or entry of a vote by voting deadlines. The Firm's practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to the client.

                       STATEMENT OF ADDITIONAL INFORMATION

                              RYDEX VARIABLE TRUST

                         9601 BLACKWELL ROAD, SUITE 500
                            ROCKVILLE, MARYLAND 20850
                            800.820.0888 301.296.5100

                                WWW.RYDEX-SGI.COM

Rydex Variable Trust (the "Trust") is a no-load mutual fund complex with a number of separate investment portfolios. This Statement of Additional Information ("SAI") relates to shares of the following series (each a "Fund" and collectively, the "Funds" or the "Rydex|SGI Funds"):

                                  AMERIGO FUND
                                  CLERMONT FUND
                SELECT ALLOCATION FUND (FORMERLY, BEROLINA FUND)

This SAI is not a prospectus. It should be read in conjunction with the Funds' prospectus dated May 1, 2010 (the "Prospectus"). Capitalized terms not defined herein are defined in the Prospectus. Copies of the Funds' Prospectus are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above. The Funds' financial statements for the fiscal year ended December 31, 2009 are included in the Funds' Annual Report to Shareholders, which has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference.

                       The date of this SAI is May 1, 2010

                                TABLE OF CONTENTS



GENERAL INFORMATION ABOUT THE TRUST...........................................1

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS..............................1

INVESTMENT RESTRICTIONS......................................................24

BROKERAGE ALLOCATION AND OTHER PRACTICES.....................................26

MANAGEMENT OF THE TRUST......................................................29

PRINCIPAL HOLDERS OF SECURITIES..............................................44

DETERMINATION OF NET ASSET VALUE.............................................45

PURCHASE AND REDEMPTION OF SHARES............................................46

DIVIDENDS, DISTRIBUTIONS, AND TAXES..........................................47

OTHER INFORMATION............................................................51

COUNSEL .....................................................................53

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................53

CUSTODIAN....................................................................53

FINANCIAL STATEMENTS.........................................................53

APPENDIX A - DESCRIPTION OF BOND RATINGS....................................A-1

APPENDIX B - CLS PROXY AND CORPORATE ACTION VOTING POLICIES AND PROCEDURES..B-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on June 11, 1998. The Trust is permitted to offer separate series (i.e., funds) and different classes of shares that are available through certain deferred variable annuity and variable insurance contracts ("Contracts") that are offered through insurance companies, as well as to certain retirement plan investors. Additional series and/or classes of shares may be created from time to time.

Each Fund is an open-end management investment company. Currently, the Trust consists of sixty-eight (68) separate funds issuing a single class of shares. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities. This SAI relates to shares of the Amerigo, Clermont and Select Allocation Funds.

The Trust is the successor to the Rydex Advisor Variable Annuity Account (the "Separate Account"), and the subaccounts of the Separate Account (the "Rydex Subaccounts"). To obtain historical financial information about the Rydex Subaccounts, please call 1-800-820-0888.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL

Each Fund's investment objective and principal investment strategies are described in the Funds' Prospectus. The investment objective of each Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares.

Each Fund is a "fund of funds" and pursues its investment strategy by investing primarily in other investment companies, including exchange-traded funds ("ETFs"), open-end investment companies (commonly referred to as "mutual funds") and closed-end investment companies ("closed-end funds") (each an "underlying fund" and together, the "underlying funds") (as described in the Funds' Prospectus). Therefore, unless otherwise stated, the Funds do not directly invest in the portfolio securities or use the investment techniques of the underlying funds. Nonetheless, the Funds are indirectly subject to the risks associated with the portfolio securities or investment techniques of the underlying funds. The Funds may, however, borrow money from banks, enter into futures contracts and options thereon, lend their securities to qualified borrowers, and invest in securities as that term is defined under the Investment Company Act of 1940 (the "1940 Act").

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors II, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors II, Inc. operates under the name Rydex Investments ("Rydex|SGI" or the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectus may, consistent with each Fund's investment objectives and limitations, be used by a Fund if, in the opinion of the Advisor or the Funds' investment sub-adviser, CLS Investments, LLC (the "Sub-Advisor" or "CLS"), these strategies will be advantageous to that Fund. Each Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund's fundamental investment policies. There is no assurance that any of the Funds' strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives. The following information supplements and should be read in conjunction with the Funds' Prospectus.

BORROWING

While the Funds do not anticipate doing so, each Fund may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds may use leverage during periods when the Sub-Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Sub-Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.

CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES

Each Fund, and certain of the underlying funds, may invest in certificates of deposit and bankers' acceptances which are considered to be short-term money market instruments. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

COMMERCIAL PAPER

Commercial paper is a short-term obligation with a maturity ranging from one to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. Each Fund, and certain of the underlying funds may invest in commercial paper rated A-1 or A-2 by Standard and Poor's Ratings Services ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). See "Appendix A -Description of Ratings" for a description of commercial paper ratings.

CURRENCY TRANSACTIONS

FOREIGN CURRENCIES. Each Fund, and certain of the underlying funds, may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.

o Inflation. Exchange rates change to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

o Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

o Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

o Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

o Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

o Government Control. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Funds' or the underlying funds' investments is calculated in U.S. dollars each day that the New York Stock Exchange ("NYSE") is open for business. As a result, to the extent that a Fund's or an underlying fund's assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, the Fund's or the underlying fund's NAV as expressed in U.S. dollars (and, therefore, the value of your investment) should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Funds or the underlying funds will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of the Funds or the underlying funds will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in the Funds' or the underlying funds' assets also will be affected by the net investment income generated by the money market instruments in which the Funds or the underlying funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

A Fund may incur currency exchange costs when it sells instruments denominated in one currency and buys instruments denominated in another.

CURRENCY-RELATED DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS. Each Fund, and certain of the underlying funds, may engage in currency hedging. Currency transactions may be used in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures and options thereon, exchange-listed and over-the- counter options ("OTC options") on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. Each Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a Nationally Recognized Statistical Rating Organization ("NRSRO") or (except for OTC currency options) are determined to be of equivalent credit quality by the Sub-Advisor.

A Fund's or an underlying fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund or an underlying fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund or an underlying fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund or an underlying fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund or an underlying fund may use Position Hedging when the Sub-Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund or an underlying fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund or an underlying fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund or an underlying fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund or underlying fund has or in which that Fund or underlying fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund or an underlying fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's or an underlying fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's or the underlying fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's or the underlying fund's securities denominated in linked currencies. For example, if the Sub-Advisor considers that the Swedish krone is linked to the euro, and the Fund or the underlying fund holds securities denominated in krone and the Sub-Advisor believes that the value of the krone will decline against the U.S. dollar, the Sub-Advisor may enter into a contract to sell euros and buy dollars.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund or an underlying fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund or an underlying fund is engaging in proxy hedging. If a Fund or an underlying fund enters into a currency hedging transaction, the Fund or the underlying fund will "cover" its position so as not to create a "senior security" as defined in
Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to a Fund or an underlying fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Each Fund may also buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Each Fund may conduct currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency.

Each Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a "synthetic" position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

Each Fund may invest in forward currency contracts to engage in either Transaction Hedging or Position Hedging. The Funds may use forward currency contracts for Position Hedging if consistent with their respective policies of trying to expose their net assets to foreign currencies. The Funds are not required to enter into forward currency contracts for hedging purposes and it is possible that a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, a Fund may have to limit its currency transactions to qualify as a "regulated investment company" under the U.S. Internal Revenue Code of 1986, as amended (the "Code").

The Funds do not intend to enter into forward currency contracts with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency.

If the Funds engage in an offsetting transaction, they may later enter into a new forward currency contract to sell the currency. If a Fund engages in an offsetting transaction, the Fund will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Each Fund may convert its holdings of foreign currencies into U.S. dollars from time to time, but will incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES. Each Fund, and certain of the underlying funds, may invest in foreign currency warrants. Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (i.e., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Each Fund may also invest in principal exchange rate linked securities ("PERLs(SM)"). PERLs(SM) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" PERLs(SM) is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" PERLsSM are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLsSM may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Each Fund may invest in performance indexed paper ("PIPs(SM)"). PIPs(SM) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPsSM is established at maturity as a function of spot exchange rates between the U.S.

dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

DEALER (OVER-THE-COUNTER) OPTIONS

Each Fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While a Fund would look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. While a Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the contra party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, since the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund's ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

The staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. A Fund may treat the cover used for written OTC options as liquid if the dealer agrees that the Fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. Accordingly, a Fund will treat dealer options as subject to the Fund's limitation on unmarketable securities. If the SEC staff changes its position on the liquidity of dealer options, the Fund will change its treatment of such instrument accordingly.

EQUITY SECURITIES

Each Fund, and certain of the underlying funds, may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of that Fund to fluctuate. Global stock markets, including the U.S. stock market, tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Funds, and certain of the underlying funds may purchase equity securities traded on exchanges all over the world, including the U.S., or the over-the-counter market. The Funds may invest in the types of equity securities described in more detail below.

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

o MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

     The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

o INITIAL PUBLIC OFFERINGS ("IPOS"). Each Fund, and certain of the underlying funds, may invest a portion of their assets in securities of companies offering shares in IPOs. IPOs may be more volatile than other securities, and may have a magnified performance impact on funds with a small asset bases. The impact of IPOs on the Funds' performance likely will decrease as the Funds' asset size increases, which could reduce the Funds' total returns. IPOs may not be consistently available to the Funds for investing, particularly as the Funds' asset base grows. Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. This may increase the turnover of the Funds' portfolio and may lead to increased expenses for the Funds, such as commissions and transaction costs. By selling IPO shares, the Funds may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Funds to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. The Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

o WARRANTS. The Funds may from time to time receive warrants as a result of, for example, a corporate action or some other event affecting one or more of the companies in which a Fund invests. In such event, the Fund generally intends to hold such warrants until they expire. The Funds, however, reserve the right to exercise the warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o RIGHTS. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

FIXED INCOME SECURITIES

Each Fund, and certain of the underlying funds, may invest in fixed income securities. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's NAV. Additional information regarding fixed income securities is described below:

o DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

o VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

DEBT SECURITIES. Each Fund, and certain of the underlying funds, may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

NON-INVESTMENT-GRADE DEBT SECURITIES. Each Fund, and certain of the underlying funds, may invest in non-investment-grade securities. Non-investment-grade securities, also referred to as "high yield securities" or "junk bonds," are debt securities that are rated lower than the four highest rating categories by a NRSRO (for example, lower than Baa3 by Moody's Investors Service, Inc. or lower than BBB- by Standard & Poor's) or are determined to be of comparable quality by the Funds' Sub-Advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high yield securities than for investment-grade debt securities. The success of the Sub-Advisor in managing high yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high yield security or the price at which a fund could sell a high yield security, and could adversely affect the daily NAV of fund shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

The Funds will not necessarily dispose of a security if a credit-rating agency down grades the rating of the security below its rating at the time of purchase. However, the Sub-Advisor will monitor the investment to determine whether continued investment in the security is in the best interest of Fund shareholders.

FOREIGN ISSUERS

Each Fund, and certain of the underlying funds, may invest in issuers located outside the United States through American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), "ordinary shares," or "New York shares" issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protect the Funds from the foreign settlement risks described below. GDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs may be issued in bearer form and may be denominated in other currencies, and are generally designed for use in securities markets outside the U.S.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. Each of the Funds, and certain of the underlying funds, may use futures contracts and related options (i) for bona fide hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund, or an underlying fund, will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). To the extent the Funds, and certain of the underlying funds, use futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

Each Fund, and certain of the underlying funds, may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund, or certain of the underlying funds, purchases or sells a futures contract, or sells an option thereon, the Fund, or certain of the underlying funds, is required to "cover" its position in order to limit the risks associated with the use of leverage and other related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund, or an underlying fund, continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund, or an underlying fund, may undertake and on the potential increase in the speculative character of the Fund's, or an underlying fund's, outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund, or an underlying fund, arising from such investment activities.

A Fund, or an underlying fund, may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund, or an underlying fund, will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund, or an underlying fund, may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund, or an underlying fund, may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund, or an underlying fund, may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund, or an underlying fund, will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund, or an underlying fund, may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund, or an underlying fund, may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund, or an underlying fund, will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's, or an underlying fund's, use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Sub-Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. Each Fund, and certain of the underlying funds, may purchase and write
(sell) put and call options on securities and on securities indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing each Fund's, or each underlying fund's respective investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund, or an underlying fund, may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the a Fund, or an underlying fund, will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund, or an underlying fund, writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund, or an underlying fund, may trade put and call options on securities, securities indices and currencies, as the Funds' Sub-Advisor determines is appropriate in seeking a Fund's, or an underlying fund's respective investment objective, and except as restricted by a Fund's or an underlying fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund, or an underlying fund, may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund, or an underlying fund, is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund, or an underlying fund, delivers the security upon exercise.

A Fund, or an underlying fund, may purchase put and call options on securities to protect against a decline in the market value of the securities in their respective portfolios or to anticipate an increase in the market value of securities that a Fund, or an underlying fund, may seek to purchase in the future. A Fund, or an underlying fund, purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, or an underlying fund, loss of the premium paid may be offset by an increase in the value of the Fund's , or an underlying fund's, securities or by a decrease in the cost of acquisition of securities by the Fund, or an underlying fund.

A Fund, or an underlying fund, may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund, or an underlying fund, writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and a Fund, or an underlying fund, will realize as profit the premium received for such option. When a call option of which a Fund, or an underlying fund, is the writer is exercised, the Fund, or an underlying fund, will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund, or an underlying fund, is the writer is exercised, the Fund, or an underlying fund, will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund, or an underlying fund, may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund, or an underlying fund, will receive a premium when they write covered call options, they may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES

While none of the Funds anticipate doing so, each Fund, and certain of the underlying funds, may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund or an underlying fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Under the current SEC guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Sub-Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund, or an underlying fund, may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that may be invested in by the Funds to the Sub-Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each Fund will regularly invest up to 100% of its total assets in the underlying funds in a manner consistent with the provisions of the 1940 Act. Generally, a Fund may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale, (i) the Fund owns more than 3% of the other investment company's voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

Investment companies may include index-based investments, such as exchange-traded funds ("ETFs"), that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, certain Funds, as determined by the Sub-Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.

LENDING OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to the Sub-Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

POOLED INVESTMENT VEHICLES

Each Fund may invest in the securities of pooled vehicles that are not investment companies. These pooled vehicles typically hold commodities, such as gold or oil, currency, or other property that is itself not a security. If a Fund invests in, and thus, is a shareholder of, a pooled vehicle, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with its own operations.

PORTFOLIO TURNOVER

As discussed in the Funds' Prospectus, the Trust anticipates that investors in the Funds will frequently purchase and/or redeem shares of the Funds as part of an asset allocation investment strategy. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. See "Purchasing and Redeeming Shares" and "Financial Highlights" in the Funds' Prospectus. Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest because such contracts generally have a remaining maturity of less than one-year.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

Each Fund, and certain of the underlying funds, may invest in REITs. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REPURCHASE AGREEMENTS

Each Fund, and certain of the underlying funds, may enter into repurchase agreements with financial institutions. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Sub-Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of a Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Sub-Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

Each Fund may enter into reverse repurchase agreements as part of the Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when it will be advantageous to a Fund. The Funds will establish a segregated account with the Trust's custodian bank in which the Funds will maintain cash or cash equivalents or other portfolio securities equal in value to the Funds' obligations in respect of reverse repurchase agreements.

SHORT SALES

Each Fund, and certain of the underlying funds, may engage in short sales transactions under which a Fund or an underlying fund sells a security it does not own. To complete such a transaction, a Fund, or an underlying fund, must borrow or otherwise obtain the security to make delivery to the buyer. The Fund, or an underlying fund, then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, or an underlying fund. Until the security is replaced, the Fund, or an underlying fund, is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund, or an underlying fund, also may be required to pay a premium, which would increase the cost of the security sold. The Fund, or an underlying fund, may also use repurchase agreements to satisfy delivery obligations in short sale transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund, or an underlying fund, closes its short position or replaces the borrowed security, the Fund, or an underlying fund, will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's, or an underlying fund's, short position. Each Fund, or an underlying fund, may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

SWAP AGREEMENTS

Each Fund, and certain of the underlying funds, may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. The Funds may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap. A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection.

A Fund may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

Most swap agreements (but generally not credit default swaps) entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Funds' current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's illiquid investment limitations. The Funds will not enter into any swap agreement unless the Sub-Advisor believes that the other party to the transaction is creditworthy. The Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a Fund is selling credit protection, the default of a third party issuer.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where a Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund will be required to earmark and reserve the full notional amount of the credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If a swap counterparty defaults, a Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and the Sub-Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Sub-Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Funds could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

U.S. GOVERNMENT SECURITIES

Each Fund, and certain of the underlying funds, may invest in U.S. government securities. In addition, the Funds, and certain of the underlying funds, may enter into short transactions in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each Fund, and certain of the underlying funds, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of a Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Funds' custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS

Each Fund, and certain of the underlying funds, may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

Each Fund shall not:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing (such investment strategies are only limited by the Fund's ability to purchase securities or segregate assets equal to the Fund's investment). Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

Each Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by Fundamental Policy No. 1 above, or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

2.   Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

5. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above under the heading "Fundamental Policies." With respect to borrowings in accordance with the limitations set forth in paragraph 1, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter. Further, because open-end investment companies can borrow money only from banks, the limitations set forth in paragraph 1 under the heading "Fundamental Policies" apply only when a Fund borrows money from a bank.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to the general supervision by the Advisor and the Board, the Sub-Advisor is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Sub-Advisor expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the rules and regulations thereunder.

The Funds will purchase and sell the principal portion of Fund securities (i.e., shares of the underlying funds) by dealing directly with the issuer of the underlying funds. As such, the Funds are not expected to incur brokerage commissions with respect to their investments in the underlying funds.

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Sub-Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Sub-Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Sub-Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal years ended December 31, 2007, 2008 and 2009, the Funds paid the following brokerage commissions:

---------------------------- --------------------- ----------------------------------------------------------------------
                                                              AGGREGATE BROKERAGE COMMISSIONS PAID TO BROKERS
---------------------------- --------------------- ----------------------- ------------------------ ---------------------
                                     FUND               FISCAL YEAR          FISCAL YEAR ENDED        FISCAL YEAR ENDED
         FUND NAME              INCEPTION DATE           ENDED 2007                2008                     2009
---------------------------- --------------------- ----------------------- ------------------------ ---------------------
Amerigo Fund                       07/01/03               $70,826                 $105,479                   $
---------------------------- --------------------- ----------------------- ------------------------ ---------------------
Clermont Fund                      07/01/03               $22,238                  $27,850                   $
---------------------------- --------------------- ----------------------- ------------------------ ---------------------
Select Allocation Fund             11/10/06               $45,207                  $32,339                   $
---------------------------- --------------------- ----------------------- ------------------------ ---------------------


Differences, year to year, in the amount of brokerage commissions paid by the Funds (as disclosed in the table above) were primarily the result of shareholder purchase and redemption activity, as well as each Fund's overall volatility. Changes in the amount of commissions paid by a Fund do not reflect material changes in that Fund's investment objective or strategies over these periods.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Sub-Advisor may select a broker based upon brokerage or research services provided to the Sub-Advisor. The Sub-Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") permits the Sub-Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Sub-Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Sub-Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Sub-Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Sub-Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Sub-Advisor will be in addition to and not in lieu of the services required to be performed by the Funds' Sub-Advisor under the Sub-Advisory Agreement. Any advisory or other fees paid to the Sub-Advisor are not reduced as a result of the receipt of research services.

In some cases the Sub-Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Sub-Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Sub-Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Sub-Advisor faces a potential conflict of interest, but the Sub-Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Sub-Advisor with research services. The Financial Industry Regulatory Authority ("FINRA") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's fiscal year ended December 31, 2009, the Funds did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor.

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor, the Sub-Advisor or Rydex Distributors, Inc. (the "Distributor"), the distributor of the Funds' shares, for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds' objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Funds, the Advisor, the Sub-Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended December 31, 2007, 2008 and 2009, the Funds paid the following brokerage commissions to the Distributor:

----------------------- -------------- ------------------------------------- ----------------- ----------------------
                                         AGGREGATE BROKERAGE COMMISSIONS
                                            PAID TO AFFILIATED BROKER
----------------------- -------------- ----------- ------------ ------------ ----------------- ----------------------
                                                                                                PERCENTAGE OF TOTAL
                                                                                                     BROKERAGE
                                                                              PERCENTAGE OF        TRANSACTIONS,
                                                                             TOTAL BROKERAGE   INVOLVING PAYMENT OF
                                                                               COMMISSIONS         COMMISSIONS,
                            FUND          FISCAL       FISCAL       FISCAL         PAID TO         EFFECTED THROUGH
                          INCEPTION        YEAR      YEAR ENDED   YEAR ENDED      AFFILIATED      AFFILIATED BROKERS
      FUND NAME             DATE        ENDED 2007     2008         2009       BROKER IN 2009          IN 2009
----------------------- -------------- ----------- ------------ ------------ ----------------- ----------------------
Amerigo Fund              07/01/03      $70,826     $105,191         $             100%                100%
----------------------- -------------- ----------- ------------ ------------ ----------------- ----------------------
Clermont Fund             07/01/03      $22,238      $27,795         $             100%                100%
----------------------- -------------- ----------- ------------ ------------ ----------------- ----------------------
Select Allocation Fund    11/10/06      $45,207      $32,339         $             100%                100%
----------------------- -------------- ----------- ------------ ------------ ----------------- ----------------------

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. As of December 31, 2009, the Funds did not hold any securities of the Trust's "regular brokers or dealers."

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
                             POSITION(S)                                                    NUMBER OF
                              HELD WITH                                                   PORTFOLIOS IN
                           THE TRUST, TERM                                                 FUND COMPLEX
      NAME, ADDRESS         OF OFFICE AND                                                    OVERSEEN
       AND AGE OF           LENGTH OF TIME             PRINCIPAL OCCUPATION(S)             BY TRUSTEE/    OTHER DIRECTORSHIPS HELD
     TRUSTEE/OFFICER            SERVED                   DURING PAST 5 YEARS                OFFICER**            BY TRUSTEE
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
  INTERESTED TRUSTEES*
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
Richard Goldman (48)       Trustee from      PADCO Advisors, Inc.:  Director and Chief         158        Security Equity Fund
                           2009 to           Executive Officer from January 2009 to                       (10); Security Large Cap
                           present;          present                                                      Value Fund (2); Security
                           President from                                                                 Mid Cap Growth Fund (1);
                           2009 to present.  PADCO Advisors II, Inc.:  Director and                       Security Income Fund
                                             Chief Executive Officer from January 2009                    (2); SBL Fund (15)
                                             to present

                                             Rydex Distributors, Inc.:  President,
                                             Chief Executive Officer and Director from
                                             January 2009 to present

                                             Rydex Advisory Services, LLC: President
                                             from December 2009 to present

                                             Rydex Fund Services, Inc.:  Director from
                                             July 2009 to present

                                             Rydex Holdings, LLC:  President and Chief
                                             Executive Officer from January 2009 to
                                             present

                                             Security Benefit Corporation:  Senior Vice
                                             President from March 2007 to present

                                             First Security Benefit Life and Annuity
                                             Insurance Company of New York:  Director
                                             from September 2007 to present

                                             Security Distributors, Inc.:  Director
                                             from August 2007 to present

                                             Security Investors, LLC:  President from
                                             August 2007 to present

                                             Security Global Investors, LLC: Manager
                                             and President from May 2007 to present

                                             R.M. Goldman Partner, LLC: Managing
                                             Member from February 2006 to
                                             February 2007

                                             ForstmannLeff Associates:  President and
                                             Chief Executive Officer from August 2003
                                             to November 2005
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
  INDEPENDENT TRUSTEES
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
Corey A. Colehour (64)     Trustee from      Retired   from   August  2006  to  present.       158        None
                           1993 to           President  and  Senior  Vice  President  of
                           present; and      Schield  Management   Company   (registered
                           Member of the     investment adviser) from 2003 to 2006
                           Audit and
                           Governance and
                           Nominating
                           Committees from
                           1995 to present.
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------

                                       30

-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
J. Kenneth Dalton (69)     Trustee from      Retired                                           158        Board of Directors of
                           1995 to                                                                        Epiphany Funds since 2009
                           present; Member
                           of the
                           Governance and
                           Nominating
                           Committee from
                           1995 to
                           present; and
                           Chairman of the
                           Audit Committee
                           from 1997 to
                           present.
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
John O. Demaret (70)       Trustee from      Retired                                           158        None
                           1997 to present;
                           Chairman of the
                           Board from 2006
                           to present; and
                           Member of the
                           Audit and
                           Governance and
                           Nominating
                           Committees from
                           1997 to present.
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
Werner E. Keller (69)      Trustee and       Founder and  President of Keller  Partners,       158        None
                           Member of the     LLC  (registered  investment  adviser) from
                           Audit and         2005 to present;  and Retired  from 2001 to
                           Governance and    2005
                           Nominating
                           Committees from
                           2005 to present.

-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
Thomas F. Lydon (50)       Trustee and       President  of  Global  Trends   Investments       158        Board of Directors of US
                           Member of the     (registered  investment  adviser) from 1996                  Global Investors since
                           Audit and         to present                                                   April 1995
                           Governance and
                           Nominating
                           Committees from
                           2005 to present.
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
Patrick T. McCarville      Trustee from      Chief Executive  Officer of Par Industries,       158        None
(67)                       1997 to           Inc.,   d/b/a  Par  Leasing  from  1977  to
                           present;          present
                           Chairman of the
                           Governance and
                           Nominating
                           Committee from
                           1997 to
                           present; and
                           Member of the
                           Audit Committee
                           from 1997 to
                           present.
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------

                                       31

-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
Roger Somers (65)          Trustee from      Founder  and  Chief  Executive  Officer  of       158        None
                           1993 to           Arrow Limousine from 1965 to present
                           present; and
                           Member of the
                           Audit and
                           Governance and
                           Nominating
                           Committees from
                           1995 to present.
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
        OFFICERS
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
Michael P. Byrum (39)      Trustee from      PADCO Advisors, Inc.:                             158        None
                           2005 to 2009;     Director  from  January  2008 to present;
                           Vice President    Chief Investment  Officer from August 2006
                           from 1999 to      to  present;  President  from  May 2004 to
                           present.          present;  and Secretary from December 2002
                                             to present.

                                             PADCO Advisors II, Inc.: Director
                                             from February 2008 to present;
                                             Chief Investment Officer from
                                             August 2006 to present; President
                                             from May 2004 to present; and
                                             Secretary from December 2002 to
                                             present.

                                             Rydex Capital Partners I, LLC:
                                             President and  Secretary  from October 2003
                                             to  April  2007  (this   entity  no  longer
                                             exists)

                                             Rydex Capital Partners II, LLC:
                                             President and Secretary from
                                             October 2003 to April 2007 (this
                                             entity no longer exists).

                                             Rydex Fund Services, Inc.: Director
                                             from July 2009 to present;
                                             Secretary from December 2002 to
                                             present; and Executive Vice
                                             President from December 2002 to
                                             August 2006.

                                             Rydex Holdings, Inc.:
                                             Secretary from December 2005 to
                                             January 2008; and Executive Vice
                                             President from December 2005 to
                                             August 2006 (entity merged into
                                             Rydex Holdings, LLC)

                                             Advisor Research Center, Inc.:
                                             Secretary from May 2006 to November
                                             2009; and Executive Vice President
                                             from May 2006 to August 2006.

                                             Rydex Specialized Products, LLC:
                                             Manager from September 2005 to
                                             present; and Secretary from
                                             September 2005 to June 2008.
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------

                                       32

                                             Rydex Holdings, LLC:
                                             Chief Investment Officer from
                                             January 2008 to present.

-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
Nick Bonos (46)            Vice President    PADCO   Advisors,    Inc.:    Senior   Vice       158        None
                           and Treasurer     President  of  Fund  Services  from  August
                           from 2003 to      2006 to present
                           present.

                                             Rydex Fund Services,  Inc.: Chief Executive
                                             Officer and President  from January 2009 to
                                             present;  Director  from  February  2009 to
                                             July 2009;  and Senior Vice  President from
                                             December 2003 to August 2006

                                             Rydex  Specialized  Products,  LLC: Manager
                                             from  September  2005  to  present;   Chief
                                             Executive   Officer   from   May   2009  to
                                             present;  and Chief Financial  Officer from
                                             September 2005 to May 2009

-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
Joanna M. Catalucci (43)   Chief             PADCO  Advisors,   Inc.:  Chief  Compliance       158        None
                           Compliance        Officer  from  May  2005  to  present;  and
                           Officer from      Vice  President of  Compliance  from August
                           2004 to           2006 to present
                           present; and
                           Secretary from    PADCO Advisors II, Inc.:  Chief  Compliance
                           2000 to present.  Officer from May 2005 to present

                                             Rydex  Capital   Partners  I,  LLC:   Chief
                                             Compliance Officer from August 2006 to
                                             April 2007 (entity no longer exists)

                                             Rydex  Capital   Partners  II,  LLC:  Chief
                                             Compliance Officer from August 2006 to
                                             April 2007 (entity no longer exists)

                                             Rydex  Distributors,  Inc.:  Director  from
                                             January 2009 to present

                                             Rydex Fund Services,  Inc.:  Vice President
                                             from December 2001 to August 2006

-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
Joseph Arruda (43)         Assistant         PADCO  Advisors,  Inc.: Vice President from       158        None
                           Treasurer from    2004 to present
                           2006 to present.
                                             Rydex  Specialized  Products,  LLC: Manager
                                             and Chief  Financial  Officer  from 2009 to
                                             present

-------------------------- ----------------- -------------------------------------------- --------------- --------------------------

                                       33

-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
Keith Fletcher (51)        Vice President    PADCO  Advisors,  Inc.: Vice President from       158        None
                           from 2009 to      May 2009 to present
                           the present.
                                             PADCO  Advisors  II, Inc.:  Vice  President
                                             from March 2009 to present

                                             Rydex   Advisory   Services,    LLC:   Vice
                                             President from March 2009 to present

                                             Rydex  Specialized   Products,   LLC:  Vice
                                             President from March 2009 to present

                                             Rydex  Distributors,   Inc.:  Director  and
                                             Vice President from 2009 to present

                                             Rydex Fund Services,  Inc.:  Vice President
                                             from March 2009 to present

                                             Security   Global   Investors,   LLC:  Vice
                                             President from March 2009 to present

-------------------------- ----------------- -------------------------------------------- --------------- --------------------------
Amy J. Lee (49)            Vice President    Rydex  Distributors,  Inc.:  Secretary from       158        None
                           and Assistant     September   2008  to  present;   and  Chief
                           Secretary from    Compliance  Officer from  September 2008 to
                           2009 to present.  June 2009

                                             Rydex   Holdings,   LLC:   Secretary   from
                                             December 2009 to present

                                             Rydex   Advisory   Services,    LLC:   Vice
                                             President and Secretary  from December 2009
                                             to present

                                             Security  Equity Fund,  Security  Large Cap
                                             Value Fund,  Security  Mid Cap Growth Fund,
                                             Security  Income Fund,  and SBL Fund:  Vice
                                             President and  Secretary  from January 2005
                                             to present

                                             Advisor Research Center, Inc.: President
                                             and Secretary from December 2009 to present

                                             Security    Benefit    Corporation:    Vice
                                             President,  Associate  General  Counsel and
                                             Assistant   Secretary  from  June  2005  to
                                             present

                                             Security  Benefit Life  Insurance  Company:
                                             Vice President,  Associate  General Counsel
                                             and Assistant  Secretary  from June 2004 to
                                             present

                                             First  Security  Benefit  Life and Annuity
                                             Company  of  New  York:  Assistant  General
                                             Counsel from June 2004 to present

                                       34

                                             Security Distributors,  Inc.: Secretary and
                                             Chief Compliance Officer from December
                                             2004 to present

                                             Security   Financial    Resources,    Inc.:
                                             Secretary from April 2004 to present

                                             Security  Investors,  LLC:  Secretary  from
                                             December 2004 to present

                                             Security Global Investors,  LLC:  Secretary
                                             from May 2007 to present

                                             Brecek  &  Young  Advisors:  Director  from
                                             August 2005 to October 2008 (entity was
                                             sold)

                                             Security   Benefit   Group,    Inc.:   Vice
                                             President,  Assistant General Counsel,  and
                                             Assistant  Secretary  from 2004 to  January
                                             2005 (entity  merged into Security  Benefit
                                             Corporation)
-------------------------- ----------------- -------------------------------------------- --------------- --------------------------

* Mr. Goldman is an "interested" person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Funds' Advisor.

** The "Fund Complex" consists of the Trust, Rydex Series Funds, Rydex Dynamic Funds and Rydex ETF Trust.

     BOARD STANDING COMMITTEES. The Board has established the following standing committees:

     AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust's service providers that are material to the Trust as a whole, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met four (4) times in the most recently completed fiscal year.

GOVERNANCE COMMITTEE. The Board has a standing Governance Committee that operates under a written charter approved by the Board. The role of the Governance Committee is to assist the Board in assuring the effective governance of the Trust, including: (i) monitoring and making recommendations regarding committees of the Board, including the responsibilities of those committees as reflected in written committee charters, and committee assignments; (ii) making recommendations regarding the term limits and retirement policies applicable to the Independent Trustees of the Trust; (iii) considering and making recommendations to the Board concerning the compensation of the Independent Trustees, the Independent Chairman of the Board, including any special compensation for serving as chairman of a member of a committee of the Board, and expense reimbursement policies applicable to the Independent Trustees; (iv) periodically reviewing and making recommendations regarding the size and composition of the Board, including recommendations to the Board concerning the need to increase or decrease the size of the Board or to add individuals with special knowledge, skill sets or backgrounds to the Board; (v) overseeing the orientation and education processes for new Independent Trustees and continuing education of incumbent Independent Trustees; (vi) monitoring the independence and performance of legal counsel to the Independent Trustees and making recommendations to the Independent Trustees regarding the selection of independent counsel to the Independent Trustees; (vii) overseeing the process regarding the Board's periodic self-assessments and making recommendations to the Board concerning that process; and (viii) making recommendations to the Board concerning all other matters pertaining to the functioning of the Board and committees of the Board and pertaining generally to the governance of the Trust. Messrs. Demaret, Keller, Lydon, and McCarville serve as members of the Governance Committee. For the most recently completed Trust fiscal year, the Governance and Nominating Committee met ___ ( ) times.

NOMINATING COMMITTEE. The Board has a separate standing Nominating Committee that operates under a written charter approved by the Board. The role of the Nominating Committee is to identify, evaluate and nominate individuals to serve as trustees of the Trust including, shareholder recommendations for nominations to fill vacancies on the Board. The Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Board members. Messrs. Demaret, Keller, Lydon, and McCarville serve as members of the Nominating Committee. Prior to August 27, 2008, the Nominating Committee was combined with the Trust's Governance Committee, and operated under the name "Governance and Nominating Committee." The Governance and Nominating Committee was composed of each of the independent trustees of the Trust. For the most recently completed Trust fiscal year, the Governance and Nominating Committee met ___ ( ) times.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds and all Rydex|SGI Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

---------------------------- -------------------------------------- ----------------------- --------------------------
                                                                                             AGGREGATE DOLLAR RANGE
                                                                                                OF SHARES IN ALL
                                                                     DOLLAR RANGE OF FUND   RYDEX|SGI FUNDS OVERSEEN
           NAME                            FUND NAME                      SHARES (1)            BY TRUSTEE (1,2)
---------------------------- -------------------------------------- ----------------------- --------------------------
                               INTERESTED TRUSTEES
---------------------------- -------------------------------------- ----------------------- --------------------------
Richard Goldman
---------------------------- -------------------------------------- ----------------------- --------------------------
                              INDEPENDENT TRUSTEES
---------------------------- -------------------------------------- ----------------------- --------------------------
Corey A. Colehour
---------------------------- -------------------------------------- ----------------------- --------------------------

---------------------------- -------------------------------------- ----------------------- --------------------------
                                                                                             AGGREGATE DOLLAR RANGE
                                                                                                OF SHARES IN ALL
                                                                     DOLLAR RANGE OF FUND   RYDEX|SGI FUNDS OVERSEEN
           NAME                            FUND NAME                      SHARES (1)            BY TRUSTEE (1,2)
---------------------------- -------------------------------------- ----------------------- --------------------------
J. Kenneth Dalton
---------------------------- -------------------------------------- ----------------------- --------------------------
John O. Demaret
---------------------------- -------------------------------------- ----------------------- --------------------------
Thomas F. Lydon, Jr.
---------------------------- -------------------------------------- ----------------------- --------------------------
Werner E. Keller
---------------------------- -------------------------------------- ----------------------- --------------------------
Patrick T. McCarville
---------------------------- -------------------------------------- ----------------------- --------------------------
Roger J. Somers
---------------------------- -------------------------------------- ----------------------- --------------------------

1    Information provided is as of December 31, 2009.

2 Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

BOARD COMPENSATION. - The following table sets forth compensation paid by the Trust for the fiscal year ended December 31, 2009:

------------------------------ ------------------- ---------------------- ------------------ ------------------
                                   PENSION OR                                                      TOTAL
                                   AGGREGATE        RETIREMENT BENEFITS   ESTIMATED ANNUAL     COMPENSATION
       NAME OF TRUSTEE         COMPENSATION FROM    ACCRUED AS PART OF      BENEFITS UPON        FROM FUND
                                     TRUST           TRUST'S EXPENSES        RETIREMENT          COMPLEX *
---------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES**
------------------------------ ------------------- ---------------------- ------------------ ------------------
Richard Goldman**                      $0                   $0                   $0                 $0
------------------------------ ------------------- ---------------------- ------------------ ------------------
Michael P. Byrum+                      $0                   $0                   $0                 $0
------------------------------ ------------------- ---------------------- ------------------ ------------------
Carl G. Verboncoeur+                   $0                   $0                   $0                 $0
------------------------------ ------------------- ---------------------- ------------------ ------------------
INDEPENDENT TRUSTEES
------------------------------ ------------------- ---------------------- ------------------ ------------------
Corey A. Colehour                      $                    $0                   $0                  $
------------------------------ ------------------- ---------------------- ------------------ ------------------
J. Kenneth Dalton                      $                    $0                   $0                  $
------------------------------ ------------------- ---------------------- ------------------ ------------------
John O. Demaret                        $                    $0                   $0                  $
------------------------------ ------------------- ---------------------- ------------------ ------------------
Werner E. Keller                       $                    $0                   $0                  $
------------------------------ ------------------- ---------------------- ------------------ ------------------
Thomas F. Lydon                        $                    $0                   $0                  $
------------------------------ ------------------- ---------------------- ------------------ ------------------
Patrick T. McCarville                  $                    $0                   $0                  $
------------------------------ ------------------- ---------------------- ------------------ ------------------
Roger J. Somers                        $                    $0                   $0                  $
------------------------------ ------------------- ---------------------- ------------------ ------------------

* Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Series Funds.

** Mr. Goldman was appointed to the Board on November 18, 2009. Mr. Goldman is an Interested Trustee, as that term is defined in the 1940 Act by virtue of his affiliation with the Advisor. He does not receive compensation from the Funds.

+ Messrs. Byrum and Verboncoeur resigned as Trustees on November 18, 2009. While they did serve on the Board for the fiscal year ending December 31, 2009, as officers of the Trust, they did not receive compensation from the Funds.

CODES OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). The Sub-Advisor has adopted its own Code of Ethics (the "Sub-Advisor's Code of Ethics") pursuant to Rule 17j-1, and the Sub-Advisor's Code of Ethics applies to the personal investing activities of the Sub-Advisor's access persons. Rule 17j-1, the Code of Ethics, and the Sub-Advisor's Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics and the Sub-Advisor's Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor, in turn, has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Sub-Advisor subject to the Advisor's oversight. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review each Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Variable Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.

THE ADVISOR AND THE ADVISORY AGREEMENT

PADCO Advisors II, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to each Fund pursuant to an advisory contract with the Trust. PADCO Advisors II, Inc. was incorporated in the State of Maryland on July 5, 1994. PADCO Advisors II, Inc., together with PADCO Advisors, Inc., a registered investment adviser under common control, does business under the name Rydex Investments (the "Advisor").

Rydex Holdings, Inc., the Advisor's parent company, is a subsidiary of Security Benefit Corporation and Security Benefit Life Insurance Company (together, "Security Benefit"). Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.

The Advisor monitors the performance, security holdings and investment management strategies of the Sub-Advisor and, when appropriate, evaluates any potential new asset managers for the Trust. The Advisor also ensures compliance with each Fund's investment policies and guidelines. The Board supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The

Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions, including the Sub-Advisor and its affiliates, for their expenses in connection with the distribution of Fund shares or for providing shareholder and sales support services on behalf of the Funds, and otherwise currently pay all distribution costs for Fund shares.

Pursuant to an investment advisory agreement with the Advisor, dated January 18, 2008 (the "Advisory Agreement"), the Advisor serves as the investment adviser for each series of the Trust, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Board and the officers of the Trust. As of April 1, 2010, net assets under management of the Advisor and its affiliates were approximately $xx billion. Pursuant to the Advisory Agreement, the Trust pays the Advisor a fee of 0.90% at an annual rate based on the average daily net assets for each respective Fund.

For the fiscal years ended December 31, 2007, 2008 and 2009, the Funds paid the Advisor the following investment advisory fees:

-------------------------- -------------- ------------ ------------------- ------------------ -------------------
        FUND NAME              FUND        ADVISORY      ADVISORY FEES       ADVISORY FEES      ADVISORY FEES
                             INCEPTION        FEE       PAID FOR FISCAL     PAID FOR FISCAL    PAID FOR FISCAL
                               DATE                     YEAR ENDED 2007     YEAR ENDED 2008    YEAR ENDED 2009
----------------------------------------------------------------------------------------------------------------
Amerigo Fund                07/01/03       0.90%         $2,836,796          $2,831,066              $
----------------------------------------------------------------------------------------------------------------
Clermont Fund               07/01/03       0.90%          $594,407            $551,008               $
----------------------------------------------------------------------------------------------------------------
Select Allocation Fund      11/10/06       0.90%          $620,680            $643,763               $
----------------------------------------------------------------------------------------------------------------

After its initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreements or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE SUB-ADVISOR AND THE SUB-ADVISORY AGREEMENT

Pursuant to an investment sub-advisory agreement dated January 18, 2008 (the "Sub-Advisory Agreement"), the Sub-Advisor, located at 4020 South 147th Street, Omaha, Nebraska, 68137, serves as investment sub-advisor to the Funds and is responsible for the day-to-day management of each Fund's portfolio. CLS has been an investment adviser to individuals, employee benefit plans, trusts, and corporations since 1989, and, as of April 1, 2010, manages approximately $xx billion in assets. The Sub-Advisor manages the day-to-day investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Advisor and the Board and the officers of the Trust. CLS is a wholly owned subsidiary of NorthStar Financial Services Group, LLC ("NorthStar"), a Nevada limited liability company. NorthStar is owned 50% by W. Patrick Clarke and 50% by Michael Miola, both of whom serve as a manager of CLS. Patrick Clarke also serves on the CLS Investment Committee.

For its services as investment sub-adviser, CLS is entitled to receive a fee from the Advisor, which is calculated daily and paid monthly, at an annual rate of 0.40% of each Fund's average daily net assets. In addition to providing sub-advisory services, the Sub-Advisor and its affiliates may provide shareholder and sales support services on behalf of the Funds.

For the fiscal years ended December 31, 2007, 2008 and 2009, the Advisor paid the Sub-Advisor the following investment sub-advisory fees:

----------------------- ------------- --------------------- ------------------- ------------------ -----------------
                                                                                                     SUB-ADVISORY
                                                            SUB-ADVISORY FEES     SUB-ADVISORY      FEES PAID FOR
                            FUND                             PAID FOR FISCAL      FEES PAID FOR      FISCAL YEAR
                         INCEPTION    ANNUAL SUB-ADVISORY       YEAR ENDED      FISCAL YEAR ENDED       ENDED
      FUND NAME             DATE      FEE CONTRACTUAL RATE         2007               2008               2009
--------------------------------------------------------------------------------------------------------------------
Amerigo Fund             07/01/03            0.40%             $1,154,069         $1,263,902             $
--------------------------------------------------------------------------------------------------------------------
Clermont Fund            07/01/03            0.40%              $246,386           $245,716              $
--------------------------------------------------------------------------------------------------------------------
Select Allocation Fund   11/10/06            0.40%              $248,517           $287,407              $
--------------------------------------------------------------------------------------------------------------------

The continuance of the Advisory Agreement and the Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement, Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement and the Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The Advisory Agreement and the Sub-Advisory Agreement provide that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

PORTFOLIO MANAGERS

This section includes information about each Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

----------------- -------------------------------- ------------------------------------ ---------------------------------
      NAME             REGISTERED INVESTMENT       OTHER POOLED INVESTMENT VEHICLES(1)         OTHER ACCOUNTS(1)
                           COMPANIES(1)
----------------- -------------------------------- ------------------------------------ ---------------------------------
                   NUMBER OF      TOTAL ASSETS       NUMBER OF        TOTAL ASSETS        NUMBER OF       TOTAL ASSETS
                    ACCOUNTS                          ACCOUNTS                             ACCOUNTS
----------------- ------------- ------------------ --------------- -------------------- --------------- -----------------
Robert Jergovic        xx          $xx billion           x                  $                 xx          $xx billion
----------------- ------------- ------------------ --------------- -------------------- --------------- -----------------
Dennis Guenther        xx          $xx billion           x                  $                 xx          $xx billion
----------------- ------------- ------------------ --------------- -------------------- --------------- -----------------

(1)  Information provided is as of December 31, 2009.

CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

PORTFOLIO MANAGER COMPENSATION. The Sub-Advisor compensates each portfolio manager for his management of the Funds. The portfolio managers receive an annual salary for their management of the Funds, which is based on market factors and the skill and experience of the individual. The portfolio managers are also eligible to receive a discretionary bonus. The discretionary bonus takes into account several factors including the Sub-Advisor's profitability (net income and ability to pay a bonus), the general performance of client accounts relative to market conditions and the performance of the Funds based on percent return, adjusted for dividends and capital gains, calculated on a pre-tax basis relative to the performance of the S&P 500 Index for the preceding one and three-year periods.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. As of December 31, 2009, none of the portfolio managers "beneficially owned" shares of the Funds. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to each Fund under the service agreement. In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund.

For the fiscal years ended December 31, 2007, 2008 and 2009, the Funds paid the following service fees to the Servicer:

-------------------------- --------------------- ----------------------- ---------------------- ----------------------
                                                 SERVICE FEES PAID FOR     SERVICE FEES PAID      SERVICE FEES PAID
                                                   FISCAL YEAR ENDED     FOR FISCAL YEAR ENDED   FOR FISCAL YEAR ENDED
        FUND NAME          FUND INCEPTION DATE            2007                   2008                   2009
---------------------------------------------------------------------------------------------------------------------
Amerigo Fund                    07/01/03               $787,999               $786,407                  $
---------------------------------------------------------------------------------------------------------------------
Clermont Fund                   07/01/03               $165,113               $153,058                  $
---------------------------------------------------------------------------------------------------------------------
Select Allocation Fund          11/10/06               $172,411               $178,823                  $
---------------------------------------------------------------------------------------------------------------------

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Funds. Certain officers and members of the Board of the Trust are also officers and directors of the Servicer.

For the fiscal years ended December 31, 2007, 2008 and 2009, the Funds paid the following accounting service fees to the Servicer:

----------------------- ------------------- ------------------------- ------------------------- ------------------------
                                            ACCOUNTING SERVICE FEES   ACCOUNTING SERVICE FEES     ACCOUNTING SERVICE
                                              PAID FOR FISCAL YEAR      PAID FOR FISCAL YEAR     FEES PAID FOR FISCAL
                          FUND INCEPTION             ENDED                     ENDED                  YEAR ENDED
      FUND NAME                DATE                   2007                      2008                     2009
-----------------------------------------------------------------------------------------------------------------------
Amerigo Fund               07/01/03                $298,899                  $295,781                    $
-----------------------------------------------------------------------------------------------------------------------
Clermont Fund              07/01/03                $66,045                   $61,223                     $
-----------------------------------------------------------------------------------------------------------------------
Select Allocation          11/10/06                $68,964                   $71,529                     $
Fund
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTION

Pursuant to a distribution agreement adopted by the Trust (the "Distribution Agreement"), the Distributor, located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is a subsidiary of Security Benefit and an affiliate of the Advisor. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. The Distributor is a subsidiary of Security Benefit and an affiliate of the Advisor.

DISTRIBUTION PLAN AND INVESTOR SERVICES PLAN

Each Fund has adopted a Distribution Plan and an Investor Services Plan. Pursuant to the Distribution Plan, the Distributor, or designated service providers determined by the Distributor ("Service Providers"), may receive up to 0.25% of each Fund's assets as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. The Investor Services Plan permits the payment of up to 0.25% of each Fund's assets attributable to the Distributor, or designated Service Providers, as compensation for providing investor services to owners of Contracts who, indirectly through insurance company separate accounts, invest in shares of the Funds ("Investors"). These fees will be paid from the assets of the Funds and will be calculated and accrued daily and paid within fifteen (15) days of the end of each month.

For the fiscal year ended December 31, 2009, the Funds paid the following fees under the Distribution Plan and Investor Services Plan, respectively:

-------------------------------------------------------------------------------------------------------------------
                                INCEPTION     DISTRIBUTION PLAN                   DISTRIBUTION PLAN
FUND                               DATE           FEES PAID                           FEES PAID
-------------------------------------------------------------------------------------------------------------------
Amerigo Fund                     07/01/03           0.25%                                 $
-------------------------------------------------------------------------------------------------------------------
Clermont Fund                    07/01/03           0.25%                                 $
-------------------------------------------------------------------------------------------------------------------
Select Allocation Fund           11/10/06           0.25%                                 $
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                INCEPTION   INVESTOR SERVICE PLAN
                                   DATE           FEES PAID                     INVESTOR SERVICE PLAN
FUND                                                                                  FEES PAID
-------------------------------------------------------------------------------------------------------------------
Amerigo Fund                     07/01/03           0.25%                                 $
-------------------------------------------------------------------------------------------------------------------
Clermont Fund                    07/01/03           0.25%                                 $
-------------------------------------------------------------------------------------------------------------------
Select Allocation Fund           11/10/06           0.25%                                 $
-------------------------------------------------------------------------------------------------------------------

DESCRIPTION OF DISTRIBUTION AND INVESTOR SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Investor services include some or all of the following: printing Fund prospectuses and statements of additional information and mailing them to Investors or to financial advisers who allocate funds for investments in shares of the Funds on behalf of Investors ("Financial Advisors"); forwarding communications from the Funds to Investors or Financial Advisors, including proxy solicitation material and annual and semiannual reports; assistance in facilitating and processing transactions in shares of the Funds in connection with strategic or tactical asset allocation investing; assistance in providing the Funds with advance information on strategic and tactical asset allocation trends and anticipated investment activity in and among the Funds; assisting Investors who wish or need to change Financial Advisors; and providing support services to Financial Advisors, including, but not limited to: (a) providing Financial Advisors with updates on policies and procedures; (b) answering questions of Financial Advisors regarding the Funds' portfolio investments; (c) providing performance information to Financial Advisors regarding the Funds; (d) providing information to Financial Advisors regarding the Funds' investment objectives; (e) providing investor account information to Financial Advisors; and (f) redeeming Fund shares, if necessary, for the payment of Financial Advisor fees.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES

As of April 1, 2010, the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds.

------------------------- ----------------- -------------------------------------------------------------------------------

FUND NAME                  PERCENTAGE OF                         NAME AND ADDRESS OF BENEFICIAL OWNER
                            FUND SHARES
------------------------- ----------------- -------------------------------------------------------------------------------
Amerigo Fund                     %
------------------------- ----------------- -------------------------------------------------------------------------------
                                 %
------------------------- ----------------- -------------------------------------------------------------------------------
Clermont Fund                    %
------------------------- ----------------- -------------------------------------------------------------------------------
                                 %
------------------------- ----------------- -------------------------------------------------------------------------------
                                 %
------------------------- ----------------- -------------------------------------------------------------------------------
Select Allocation Fund           %
------------------------- ----------------- -------------------------------------------------------------------------------
                                 %
------------------------- ----------------- -------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Calculating Net Asset Value." The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. As stated in the Funds' Prospectus, the Funds' assets consist primarily of the underlying funds, which are valued at their respective NAVs. The NAV of each underlying fund is calculated by dividing the market value of the underlying fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the underlying fund. If market quotations are not readily available for any security in the underlying fund's portfolio, the security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts and options on futures contracts are valued at the last trade price prior to the end of a Fund's pricing cycle.

On days when shares of a Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Fund, which are traded on the Chicago Board of Trade (the "CBOT") are valued at the earlier of: (i) the time of the execution of the last trade of the day for the Fund in those CBOT-traded portfolio securities; (ii) the time of the close of the CBOT Evening Session; or
(iii) the last price reported by an independent pricing service before the calculation of the Fund's NAV. On days when the CBOT is closed during its usual business hours and there is no need for a Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Fund will be the mean of the bid and asked prices for these CBOT-traded portfolio securities at the open of the CBOT Evening Session.

OTC securities held by a Fund shall be valued at the NASDAQ Official Closing Price ("NOCP") on the valuation date or or, if no NOCP is reported, the last reported bid price is used, and quotations shall be taken from the market/exchange where the security is primarily traded. Securities listed on the Nasdaq Global Select Market and Nasdaq Global Market shall be valued at the NOCP;which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the last reported bid price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the rate at which local currencies can be sold to buy U.S. dollars as last quoted by any recognized dealer. If these quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

The value of domestic equity index and credit default swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to, at 10:45 a.m., Eastern Time, for the morning NAV, and at the close of the NYSE, usually 4:00 p.m., Eastern Time, for the afternoon NAV. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. The value of foreign equity index and currency index swap agreements entered into by the Funds are accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the Fund values the swap based on a quote provided by a dealer in accordance with the fund's pricing procedures. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of the last bid price of the securities obtained from two or more dealers or otherwise at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Funds and has delegated responsibility for fair value determinations to the Fair Valuation Committee which consists of members of the Advisor and the Servicer. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

PURCHASE AND REDEMPTION OF SHARES

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Funds' securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government Bond Market is closed on Columbus Day and Veterans' Day, and as of May 27, 2009, the U.S. Government Bond Market will likely close early the business day before New Year's Day, Good Friday, Memorial Day, Thanksgiving (day after), and Christmas, as recommended by the Bond Market Association.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Funds' Prospectus under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shares of the Funds will be purchased by life insurance companies for their separate accounts under variable annuity contracts and variable life insurance policies and by other entities under qualified pension and retirement plans. Under the provisions of the Code currently in effect, net income and net realized capital gains of the Funds are not currently taxable when left to accumulate within a variable annuity contract or variable life insurance policy or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners of the company's variable annuity contracts or variable life insurance policies, refer to the life insurance company's variable annuity contract or variable life insurance prospectus. You should consult with your tax adviser regarding the federal, state and local tax treatment of withdrawals or distributions from your qualified pension or retirement plan.

SECTION 817(H) DIVERSIFICATION

Section 817(h) of the Code requires that the assets of each Fund be adequately diversified so that insurance companies that invest in their shares, and not variable annuity contract owners, are considered the owners of the shares for federal income tax purposes. Each Fund ordinarily must satisfy the diversification requirements within one year after contract owner funds are first allocated to the particular Fund. In order to meet the diversification requirements of regulations issued under Section 817(h), each Fund will meet the following test: no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments. Each Fund must meet the above diversification requirements within 30 days of the end of each calendar quarter.

The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, Contracts may need to be modified to comply with them.

The Internal Revenue Service has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a contract being treated as the owner of the assets in the subaccount under the investment control doctrine. The ownership rights under the Contacts are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that contract owners were not owners of the subaccount assets. Although we do not believe this to be the case, these differences could result in Contact owners being treated as the owners of the assets of the subaccounts under the Contract. We, therefore, reserve the right to modify the Contact as necessary to attempt to prevent the owners of the Contact from being considered the owners of a pro rata share of the assets of the subaccounts under the Contact.

REGULATED INVESTMENT COMPANY STATUS

Each of the Funds intends to seek to qualify for, and elect to be treated as a Regulated Investment Company ("RIC") under the Code. As a RIC, a Fund would not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund distributes to the Fund's shareholders.

Accordingly, each Fund must, among other requirements, receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the "Asset Test"). Income and gains from transactions in commodities such as precious metals and minerals will not qualify as gross income from "securities" for purposes of the 90% test. The Precious Metals Fund, therefore, intends to restrict its investment in precious metals and in precious minerals to avoid a violation of the 90% Test. Similarly, each Fund intends to restrict its investment in pooled investment vehicles (described above) which hold commodities, such as gold or oil, to avoid a violation of the 90% Test.

In addition, each Fund must distribute at least 90% of its investment company taxable income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without any deduction for dividends paid to shareholders) and at least 90% of its net tax-exempt interest income, if any, for each tax year to its shareholders. If a Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

In the event of a failure by a Fund to qualify as a RIC for any taxable year, all of its taxable income will be subject to tax at regular corporate income tax rates without any deductions for distributions to shareholders. In addition, in such case, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders as ordinary income. In general, subject to certain limitations, such dividends would be eligible for the dividends received deduction for corporate shareholders. In addition, if a Fund fails to qualify as a RIC, it may affect the ability of an insurance company segregated asset accounts to meet the diversification test under Section 817(h) of the Code described above.

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to a RIC whose only shareholders are certain tax-exempt trusts or segregated asset accounts of life insurance companies held in connection with variable contracts. In order to avoid this excise tax, each Fund intends to qualify for this exemption or to make its distributions in accordance with the calendar year.

In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures, and forward foreign exchange contracts ("forward contracts") relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether a Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

Certain Funds may invest in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Portfolios. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income.

A Fund may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund. A Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities, which may reduce the return on such investments.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

SPECIAL RULE APPLICABLE TO INVESTMENTS IN REITS

Under a notice issued by the IRS and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund's income (including income allocated to a Fund from a REIT or other pass-through entity) that is attributable to a residual interest in real estate mortgage conduits ("REMICs") or taxable mortgage pools ("TMPs") (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related residual interest directly. As a result, a life insurance company separate account funding a variable contract may be taxed currently to the extent of its share of a Fund's excess inclusion income, as described below. Although the Funds do not expect to invest in REITs which pass through excess inclusion income, they may make such investments and may need to make certain elections to either specially allocate such tax to a Fund's shareholders or to pay the tax at the Fund level.

BACK-UP WITHHOLDING

In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds' Advisor, CLS, principal underwriter, or any affiliated person of the Funds, the Advisor, CLS, or the principal underwriter.

Information concerning the Funds' portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor, CLS and other Service Providers, such as the Funds' administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds' current registration statement. As of December 31, 2009, the Funds disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

------------------------------------------ ------------------------------------ -------------------------------------
            INDIVIDUAL/ENTITY                           FREQUENCY                             TIME LAG
------------------------------------------ ------------------------------------ -------------------------------------
Morningstar                                              Monthly                         1-10 calendar days
------------------------------------------ ------------------------------------ -------------------------------------
Lipper                                                   Monthly                         1-10 calendar days
------------------------------------------ ------------------------------------ -------------------------------------

------------------------------------------ ------------------------------------ -------------------------------------
            INDIVIDUAL/ENTITY                           FREQUENCY                             TIME LAG
------------------------------------------ ------------------------------------ -------------------------------------
Bloomberg                                                Monthly                         1-10 calendar days
------------------------------------------ ------------------------------------ -------------------------------------
Thompson Financial                                      Quarterly                        1-10 calendar days
------------------------------------------ ------------------------------------ -------------------------------------
Standard & Poor's                                       Quarterly                        1-10 calendar days
------------------------------------------ ------------------------------------ -------------------------------------
Vickers Stock Research                                  Quarterly                        1-10 calendar days
------------------------------------------ ------------------------------------ -------------------------------------
Institutional Shareholder Services
(formerly, Investor Responsibility
Research Center)                                         Weekly                          1-5 business days
------------------------------------------ ------------------------------------ -------------------------------------

The Funds' Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, CLS, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds' portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds' Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (e.g., stocks and bonds) held by the Funds and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Funds.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. You receive one vote for every full Fund share owned. Each Fund or class of a Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting.

Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

Shareholders may visit the Trust's web site at www.rydex-sgi.com or call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ], serves as the independent registered public accounting firm to the Trust and each of the Funds.

CUSTODIAN

U.S. Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended December 31, 2009, including notes thereto and the report of [ ], are incorporated by reference into this SAI. A copy of the Trust's 2009 Annual Report to Shareholders must accompany the delivery of this SAI.

                                   APPENDIX A

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS
GROUP CORPORATE BOND RATINGS

AAA -This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.
CORPORATE BOND RATINGS

Aaa - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in "Aaa" securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated "Baa" are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                   APPENDIX B

                              CLS INVESTMENTS, LLC

                             POLICIES AND PROCEDURES
                       PROXY VOTING AND CORPORATE ACTIONS

POLICY

CLS Investments, LLC ("CLS"), as a matter of policy and practice, has no authority to vote proxies on behalf of advisory clients unless otherwise agreed to in writing. The firm may offer assistance as to proxy matters upon a client's request, but the client always retains the proxy voting responsibility. CLS' policy of having no proxy voting responsibility is disclosed to its advisory clients. CLS also serves as an investment adviser or sub-adviser to several open-end investment companies. CLS' general policy with respect to its proxy and corporate action obligations are set forth below.

BACKGROUND

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

RESPONSIBILITY

The Chief Compliance Officer has the responsibility for the implementation and monitoring of our proxy policy and to ensure that the firm does not accept or exercise any proxy voting authority on behalf of clients without an appropriate review and change of the firm's policy with appropriate regulatory requirements being met and records maintained.

PROCEDURE

CLS has adopted various procedures to implement the firm's policy and reviews to monitor and ensure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

o CLS discloses its proxy voting policy of not having proxy voting authority in the firm's Disclosure Document or other client information.

o CLS' advisory agreements provide that the firm has no proxy voting responsibilities and that the advisory clients expressly retain such voting authority.

o CLS' new client information materials may also indicate that advisory clients retain proxy voting authority.

o Proxies for securities held in client accounts will generally be received by the client directly from the custodian of the client's assets, or will be handled as otherwise agreed between the client and the custodian.

o The Chief Compliance Officer reviews the nature and extent of advisory services provided by the firm and monitors such services to periodically determine and confirm that client proxies are not being voted by the firm or anyone within the firm.

PROXIES FOR ADVISORONE FUNDS AND RYDEX VARIABLE TRUST

CLS serves as investment adviser to certain investment companies under the AdvisorOne Funds trust and sub-adviser to certain investment companies under the Rydex Variable Trust (each a "Fund"). Each Fund is a fund of funds, meaning these Funds pursue their investment goals by investing primarily in other investment companies that are not affiliated ("Underlying Funds"). As a fund of funds, the Funds are required by the Investment Company Act to handle proxies received from Underlying Funds in a certain manner. In particular it is the policy of CLS to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from Fund shareholders, pursuant to Section 12(d)(1)(F) of the Investment Company Act. All proxies received from Underlying Funds will be reviewed with the Chief Compliance Officer or appropriate legal counsel to ensure proper voting. After properly voted, the proxy materials are placed in a file maintained by the Chief Compliance Officer for future reference.

The Chief Compliance Officer is ultimately responsible for ensuring that all proxies received by CLS are voted in a timely manner and in a manner consistent with the established CLS' policies. Although the majority of proxy proposals can be handled in accordance with CLS' established proxy policies, CLS recognizes that some proposals require special consideration that may dictate that exceptions are made to its general procedures.

ADDITIONAL PROCEDURES

The Chief Compliance Officer is also responsible for reviewing the proxy proposal for conflicts of interest as part of the overall vote review process and ensuring that all corporate action notices or requests which require shareholder action received by CLS are addressed in a timely manner and consistent action is taken across all similarly situated client accounts. All material conflicts of interest so identified by CLS will be addressed according the procedures set forth below:

     1. Vote in Accordance with the Established Policy. In most instances, CLS has little or no discretion to deviate from its general proxy voting policy and shall vote in accordance with such pre-determined voting policy.

     2. Client Direction. Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, CLS will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by CLS, it will promptly be forwarded to the client or specified third party.

     3. Obtain Consent of Clients. To the extent that CLS has discretion to deviate with respect to the proposal in question, CLS will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of CLS' conflict that the client would be able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, CLS will abstain from voting the securities held by that client's account.

     4. Client Directive to Use an Independent Third Party. Alternatively, a client may, in writing, specifically direct CLS to forward all proxy matters in which CLS has a conflict of interest regarding the client's securities to an identified independent third party for review and recommendation. Where such independent third party's recommendations are received on a timely basis, CLS will vote all such proxies in accordance with such third party's recommendation. If the third party's recommendations are not timely received, CLS will abstain from voting the securities held by that client's account.

RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, CLS will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that CLS may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by CLS that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

CLS will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how CLS voted proxies with respect to the clients' portfolio securities. Clients may obtain information on how their securities were voted or a copy of CLS' Policies and Procedures by written request addressed to CLS. CLS will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

GUIDELINES FOR EXCEPTIONS TO GENERAL POLICY

Under circumstances where CLS' general voting policies do not apply the following guidelines are to be used in voting proposals, but will not be used as rigid rules. Each proxy issue will be considered individually.

A.       OPPOSE

CLS will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

     1. Issues regarding the issuer's Board entrenchment and anti-takeover measures such as the following:

          a.   Proposals to stagger board members' terms;

          b. Proposals to limit the ability of shareholders to call special meetings;

          c.   Proposals to require super majority votes;

          d. Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

          e.   Proposals regarding "fair price" provisions;

          f.   Proposals regarding "poison pill" provisions; and

          g.   Permitting "green mail".

2.   Providing cumulative voting rights.

3. "Social issues," unless specific client guidelines supersede, e.g., restrictions regarding South Africa.

4. Election of directors recommended by management and not recommended by the issuers board.

B.   APPROVE

CLS will generally vote in favor of routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

1. Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

2.   Date and place of annual meeting.

3.   Limitation on charitable contributions or fees paid to lawyers.

4. Ratification of directors' actions on routine matters since previous annual meeting.

5.   Confidential voting

Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure in shareholders regarding their vote on proxy issues. CLS will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

6.   Limiting directors' liability

7.   Eliminate preemptive right

Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

8. CLS generally approves the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9.   Employee Stock Purchase Plan

10.  Establish 401(k) Plan

C.       CASE-BY-CASE

CLS will review each issue in this category on a case-by-case basis. Voting decisions will be made based on the financial interest of the fund. These matters include:

1.   Pay directors solely in stocks

2.   Eliminate director mandatory retirement policy

3.   Rotate annual meeting location/date

4.   Option and stock grants to management and directors

5. Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

                                     PART C


ITEM 28.       EXHIBITS

(a)(1) Certificate of Trust of Rydex Variable Trust (the "Registrant" or the "Trust") dated June 11, 1998 is incorporated herein by reference to Exhibit (a)(1) of the Registrant's Initial Registration Statement on Form N-1A (File No. 333-57017), as filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0001047469-98-024374 on June 17, 1998.

(a)(2) Registrant's Declaration of Trust dated June 11, 1998 is incorporated herein by reference to Exhibit (a)(2) of the Registrant's Initial Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-98-024374 on June 17, 1998.

(a)(3) Amendment dated November 21, 2005 to the Registrant's Declaration of Trust dated June 11, 1998 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-06-002087 on February 16, 2006.

(b) Registrant's Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b)(1) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-06-002087 on February 16, 2006.

(c)            Not Applicable.

(d)(1) Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors II, Inc., d/b/a Rydex Investments, with respect to all series of the Trust except for the Multi-Hedge Strategies Fund (formerly, the Absolute Return Strategies Fund), is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-009438 on February 12, 2008. (A subsequent amendment is to be filed next time.)

(d)(2) Amendment dated February 26, 2009 to the Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors II, Inc., d/b/a Rydex Investments, with respect to all series of the Trust except for the Multi-Hedge Strategies Fund (formerly, the Absolute Return Strategies Fund), is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-09-027794 on April 30, 2009.

(d)(3) Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors II, Inc. d/b/a Rydex Investments, with respect to the Multi-Hedge Strategies Fund (formerly, the Absolute Return Strategies Fund), is incorporated herein by reference to Exhibit
               (d)(3) of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-009438 on February 12, 2008.

(d)(4) Amendment dated February 26, 2009 to the Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors II, Inc. d/b/a Rydex Investments, with respect to the Multi-Hedge Strategies Fund (formerly, the Absolute Return Strategies Fund) only, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-09-027794 on April 30, 2009.

(d)(5) Investment Sub-Advisory Agreement dated January 18, 2008 between PADCO Advisors II, Inc., d/b/a Rydex Investments, and CLS Investments, LLC, with respect to the CLS AdvisorOne Amerigo Fund, CLS AdvisorOne Berolina Fund and CLS AdvisorOne Clermont Fund, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-009438 on February 12, 2008.

(d)(6) Investment Sub-Advisory Agreement dated March 14, 2008 between PADCO Advisors II, Inc. and Valu-Trac Investment Management Limited, with respect to the International Opportunity Fund (formerly, the International Rotation Fund), is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-027931 on April 29, 2008.

(d)(7) Revised Schedule A to the Investment Sub-Advisory Agreement dated March 14, 2008 between PADCO Advisors II, Inc. and Valu-Trac Investment Management Limited, with respect to the International Opportunity Fund (formerly, the International Rotation Fund), is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-09-027794 on April 30, 2009.

(d)(8) Form of Sub-Advisory Agreement between PADCO Advisors II, Inc., d/b/a Rydex Investments, and Security Global Investors, LLC, with respect to the Global Market Neutral Fund, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-058978 on September 16, 2008.

(d)(9) Sub-Advisory Agreement between PADCO Advisors II, Inc., and Dorsey, Wright & Associates, Inc., with respect to the DWA Flexible Allocation Fund and the DWA Sector Rotation Fund, to be filed by amendment.

(e)(1) Distribution Agreement dated January 18, 2008 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-009438 on February 12, 2008.

(e)(2) Investor Services Agreement dated January 18, 2008 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-009438 on February 12, 2008.

(e)(3) Revised Exhibit A to the Investor Services Agreement dated January 18, 2008 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-09-027794 on April 30, 2009.

(e)(4) Investor Services Plan dated December 31, 1998 is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-99-015244 on April 16, 1999.

(e)(5) Amendment dated February 26, 2009 to the Investor Services Plan dated December 31, 1998 is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-09-027794 on April 30, 2009.

(f)            Not Applicable.

(g)(1) Custody Agreement dated August 31, 1998 between the Registrant and Star Bank, N.A. (now U.S. Bank, N.A.) is incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-06-024641 on April 12, 2006.

(g)(2) Amended and Restated Foreign Custody Manager Agreement dated April 24, 2008 between the Registrant and U.S. Bank, N.A. (formerly, Star Bank, N.A.) is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-058978 on September 16, 2008.

(g)(3) Revised Schedule II to the Amended and Restated Foreign Custody Manager Agreement dated April 24, 2008 between the Registrant and U.S. Bank, N.A. (formerly, Star Bank, N.A.) is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-09-027794 on April 30, 2009.

(g)(4) Special Custody and Pledge Agreement by and among the Registrant, Pershing LLC, PADCO Advisors II, Inc. and U.S. Bank National Association, with respect to the Global Market Neutral Fund, to be filed by amendment.

(h)(1) Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-05-011085 on April 22, 2005.

(h)(2) Amendment dated February 26, 2009 to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-09-027794 on April 30, 2009.

(h)(3) Accounting Services Agreement dated August 11, 1998 between the Registrant and PADCO Service Company, Inc., d/b/a Rydex Fund Services, Inc., is incorporated herein by reference to Exhibit
               (h)(2) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-98-037424 on October 16, 1998.

(h)(4) Amendment dated February 26, 2009 to the Accounting Service Agreement dated August 11, 1998 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-09-027794 on April 30, 2009.

(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP- to be filed by amendment.

(j)            Not Applicable.

(k)            Not Applicable.

(l)            Not Applicable.

(m)(1) Distribution Plan dated February 14, 2003 is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-06-024641 on April 12, 2006.

(m)(2) Amendment dated February 17, 2006 to Distribution Plan dated February 14, 2003 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-06-024641 on April 12, 2006.

(n)            Not Applicable.

(o)            Not Applicable.

(p)(1) Combined Code of Ethics for the Registrant, Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, PADCO Advisors, Inc. d/b/a Rydex Investments, PADCO Advisors II, Inc. d/b/a Rydex Investments, Rydex Capital Partners I, LLC, Rydex Capital Partners II, LLC, Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-09-009522 on February 13, 2009.

(p)(2) Code of Ethics for NorthStar Financial Services Group, Inc., and specifically CLS Investments, LLC, dated as of January 12, 2006, is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-07-033272 on April 30, 2007.

(p)(3) Code of Ethics for Valu-Trac Investment Management Limited is incorporated herein by reference to exhibit (p)(3) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-07-071077 on September 25, 2007.

(p)(4) Code of Ethics of Security Global Investors, LLC is incorporated herein by reference to exhibit (p)(3) of Post-Effective Amendment No. 78 to Rydex Series Funds' Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-002290 on September 12, 2008.

(q)            Powers of Attorney for Werner E. Keller, Thomas F. Lydon, Corey
               A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 87 to the Rydex Series Funds' Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000880 on March 30, 2009.

ITEM 29.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

As of the date of this Registration Statement, the Registrant owned 100% of the Managed Futures Strategy CFC, the Multi-Hedge Strategies CFC, the Commodities Strategy CFC, and the Long/Short Commodities Strategy CFC, each an exempted company organized under Cayman Islands law. The Registrant is not under common control with any other person.

ITEM 30.       INDEMNIFICATION

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of June 11, 1998 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Registrant's Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

         (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

         (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

         (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Registrant's Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.       BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of each investment adviser (including sub-advisers) is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

PADCO Advisors II, Inc., d/b/a Rydex Investments (the "Adviser") serves as the investment adviser for the Trust. The Adviser also serves as investment adviser to a number of other investment companies. The principal address of the Adviser is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940.

--------------------------------------------------------------------------------------------------------------------
        NAME               POSITION                                    OTHER BUSINESS
                         WITH ADVISER
--------------------------------------------------------------------------------------------------------------------
Richard M. Goldman   Chief Executive      Current:
                     Officer (CEO) and    Senior Vice President, Security Benefit Corporation; President,
                     Director             Chairman, and Director, SBL Fund, Security Equity Fund, Security Large
                                          Cap Value Fund, Security Mid Cap Growth Fund, and Security Income Fund;
                                          President, Security Investors, LLC
                                          One Security Benefit Place
                                          Topeka, KS 66636

                                          Director, First Security Benefit Life Insurance and Annuity Company of
                                          New York
                                          800 Westchester Avenue, Suite 641 N.
                                          Rye Brook, NY 10573

                                          President, Security Global Investors, LLC
                                          801 Montgomery Street, 2nd Floor
                                          San Francisco, CA 94133

                                          Director, Rydex Financial Services, Inc.; President & CEO, Rydex
                                          Holdings, LLC; CEO & Director; PADCO Advisors, Inc.; Director, CEO, and
                                          President, Rydex Distributors Inc.; President & Trustee, Rydex Series
                                          Funds, Rydex ETF Trust, Rydex Dynamic Funds, Rydex Variable Trust;
                                          President, Rydex Advisory Services, LLC
                                          9601 Blackwell Rd, Ste 500
                                          Rockville, MD 20850

                                          Historical:
                                          Director, Security Distributors, Inc.
                                          One Security Benefit Place
                                          Topeka, KS 66636-0001
                                          (July 2007-October 2009)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
        NAME               POSITION                                    OTHER BUSINESS
                         WITH ADVISER
--------------------------------------------------------------------------------------------------------------------
Michael P. Byrum     Chief Investment     Current:
                     Officer (CIO),       CIO, Director, President, Director and Secretary, PADCO Advisors, Inc.;
                     President,           Secretary and Director, Rydex Fund Services, Inc.; CIO, Rydex Holdings,
                     Secretary and        LLC; Vice President, Rydex Series Funds, Rydex Dynamic Funds, Rydex
                     Director             Variable Trust, Rydex ETF Trust; Director, Advisor Research Center, Inc.
                                          9601 Blackwell Rd, Ste 500
                                          Rockville, MD 20850

                                          Historical:
                                          Secretary, Advisor Research Center, Inc. (May 2006 to November 2009);
                                          Secretary, Rydex Specialized Products, LLC (September 2005 to June 2008)
                                          9601 Blackwell Rd, Ste 500
                                          Rockville, MD 20850
--------------------------------------------------------------------------------------------------------------------
John F. Frye         Treasurer            Current:
                                          Senior Vice President, Chief Financial Officer, and Treasurer, Security
                                          Benefit Mutual Holding Company, Security Benefit Corporation, Security
                                          Benefit Life Insurance Company; Treasurer, Security Financial Resources,
                                          Inc. and Security Investors, LLC
                                          One Security Benefit Place
                                          Topeka, KS 66636

                                          Director, Vice President, Chief
                                          Financial Officer, and Treasurer,
                                          First Security Benefit Life Insurance
                                          and Annuity Company of New York 800
                                          Westchester Avenue, Suite 641 N.
                                          Rye Brook, NY 10573

                                          Treasurer, Security Global Investors, LLC
                                          801 Montgomery Street, 2nd Floor
                                          San Francisco, CA 94133

                                          Treasurer, Rydex Holdings, LLC, PADCO Advisors, Inc., Rydex Specialized
                                          Products, LLC, Rydex Fund Services, Inc., Advisor Research Center, Inc.,
                                          and Rydex Advisory Services, LLC
                                          9601 Blackwell Road, Ste 500
                                          Rockville, MD 20850
--------------------------------------------------------------------------------------------------------------------
Joanna M. Catalucci  Chief Compliance     Current:
                     Officer              Chief Compliance Officer and Vice President, PADCO Advisors, Inc.;
                                          Director, Rydex Distributors, Inc.; Chief Compliance Officer and
                                          Secretary, Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, and
                                          Rydex Variable Trust; Chief Compliance Officer, Rydex Advisory Services,
                                          LLC
                                          9601 Blackwell Rd, Ste 500
                                          Rockville, MD 20850
--------------------------------------------------------------------------------------------------------------------
Keith A. Fletcher    Vice President       Current:
                                          Vice President, Rydex Specialized Products, LLC, PADCO Advisors, Inc.,
                                          Rydex Advisory Services, LLC, Rydex Fund Services, Inc., Rydex Series
                                          Funds, Rydex ETF Trust, Rydex Dynamic Funds, Rydex Variable Trust, and
                                          Advisor Research Center; Vice President & Director, Rydex Distributors,
                                          Inc.
                                          9601 Blackwell Rd, Ste 500
                                          Rockville, MD 20850

                                          Vice President, Security Global Investors, LLC
                                          800 Montgomery Street, 2nd Floor
                                          San Francisco, CA 94133
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
        NAME               POSITION                                    OTHER BUSINESS
                         WITH ADVISER
--------------------------------------------------------------------------------------------------------------------
Christopher L.       Vice President       Current:
Phalen                                    Vice President, Security Benefit Corporation, Security Benefit Life
                                          Insurance Company, Security Equity Fund, Security Large Cap Value Fund,
                                          Security Mid Cap Growth Fund, Security Income Fund, SBL Fund, and Security
                                          Investors, LLC
                                          One Security Benefit Place
                                          Topeka, KS 66636

                                          Chief Investment Officer, First Security Benefit Life Insurance and
                                          Annuity Company of New York
                                          800 Westchester Avenue, Suite 641 N.
                                          Rye Brook, NY 10573

                                          Vice President, Security Global Investors, LLC
                                          800 Montgomery Street, 2nd Floor
                                          San Francisco, CA 94133

                                          Vice President, Rydex Advisory Services, LLC, Rydex Fund Services, Inc.,
                                          Rydex Specialized Products, LLC
                                          9601 Blackwell Road, Ste 500
                                          Rockville, MD 20850
--------------------------------------------------------------------------------------------------------------------
Lisa Young           Assistant Treasurer  Current:
                                          Assistant Treasurer, Security Benefit Life Insurance Company, Security
                                          Financial Resources, Inc., and Security Investors, LLC
                                          One Security Benefit Place
                                          Topeka, KS 66636

                                          Assistant Treasurer, Security Global Investors, LLC
                                          801 Montgomery Street, 2nd Floor
                                          San Francisco, CA 94133

                                          Assistant Treasurer, Rydex Holdings, LLC, PADCO Advisors, Inc., Rydex
                                          Advisory Services, LLC, Rydex Specialized Products, LLC; Rydex Fund
                                          Services, Inc., and Advisor Research Center, Inc.
                                          9601 Blackwell Road, Ste 500
                                          Rockville, MD 20850
--------------------------------------------------------------------------------------------------------------------

CLS Investments, LLC ("CLS") serves as the investment sub-adviser for the Trust's CLS AdvisorOne Amerigo Fund, CLS AdvisorOne Clermont Fund and CLS AdvisorOne Berolina Fund. The principal address of CLS is 4020 South 147th Street, Omaha, Nebraska 68137. CLS is an investment adviser registered under the Investment Advisers Act of 1940.

--------------------------------------------------------------------------------------------------------------------
        NAME          POSITION WITH CLS                                OTHER BUSINESS
--------------------------------------------------------------------------------------------------------------------
W. Patrick Clarke     Manager             Manager of NorthStar Financial Services Group, LLC
                                          --------------------------------------------------------------------------
                                          Manager of Gemini Fund Services, LLC
                                          --------------------------------------------------------------------------
                                          Manager of Orion Advisor Services, LLC
                                          --------------------------------------------------------------------------
                                          Manager of Northern Lights Distributors, LLC
                                          --------------------------------------------------------------------------
                                          Manager of Forum Financial Consultants LLC
                                          --------------------------------------------------------------------------
                                          Manager of Gemcom, LLC
                                          --------------------------------------------------------------------------
                                          Manager of Northern Lights Compliance Services, LLC
                                          --------------------------------------------------------------------------
                                          Director of Constellation Trust Company
                                          --------------------------------------------------------------------------
                                          President of AdvisorOne Funds
--------------------------------------------------------------------------------------------------------------------
Todd Clarke          President and        Executive Vice President of Sales of CLS Investment Firm, LLC (from
                     Manager              2/2003 to 2/2006)
                                          --------------------------------------------------------------------------
                                          Executive Vice President of NorthStar Financial Services Group, LLC
                                          (from 2/2003 to 2/2006)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
        NAME          POSITION WITH CLS                                OTHER BUSINESS
--------------------------------------------------------------------------------------------------------------------
Robert Jergovic      Chief Investment     None
                     Officer
--------------------------------------------------------------------------------------------------------------------
Scott Kubie          Executive Vice       President and Manager of CLS Investment Firm, LLC (from 2/2003 to 6/2005)
                     President and Chief
                     Strategist
--------------------------------------------------------------------------------------------------------------------
Mike Miola           Manager              Manager of NorthStar Financial Services Group, LLC
                                          --------------------------------------------------------------------------
                                          Manager of Orion Advisor Services, LLC
                                          --------------------------------------------------------------------------
                                          Manager of Gemcom, LLC
                                          --------------------------------------------------------------------------
                                          Manager of Northern Lights Compliance Services, LLC
                                          --------------------------------------------------------------------------
                                          Director of Constellation Trust Company
                                          --------------------------------------------------------------------------
                                          Manager of Gemini Fund Services, LLC
                                          --------------------------------------------------------------------------
                                          Chairman of the Board of Trustees of AdvisorOne Funds
--------------------------------------------------------------------------------------------------------------------
Brian Nielsen        General Counsel and  General Counsel and Secretary of NorthStar Financial Services Group, LLC
                     Secretary
                                          --------------------------------------------------------------------------
                                          General Counsel and Secretary of Orion Advisor Services, LLC
                                          --------------------------------------------------------------------------
                                          General Counsel, Secretary, President and Manager of Northern Lights
                                          Distributors, LLC
                                          --------------------------------------------------------------------------
                                          General Counsel, Secretary and Director of Constellation Trust Company
                                          --------------------------------------------------------------------------
                                          Assistant Secretary of Gemini Fund Services, LLC
                                          --------------------------------------------------------------------------
                                          Assistant Secretary of Gemcom, LLC
                                          --------------------------------------------------------------------------
                                          Manager and Assistant Secretary of Northern Lights Compliance Services,
                                          LLC
                                          --------------------------------------------------------------------------
                                          Chief Legal Officer and Secretary of AdvisorOne Funds
--------------------------------------------------------------------------------------------------------------------
John Ludlow          Chief Operations
                     Officer
--------------------------------------------------------------------------------------------------------------------
Douglas McCash       Chief Compliance     Associate General Counsel of NorthStar Financial Services Group, LLC
                     Officer
--------------------------------------------------------------------------------------------------------------------

Valu-Trac Investment Management Limited ("Valu-Trac") serves as the investment sub-adviser for the Trust's International Opportunity Fund. The principal address of Valu-Trac is Mains of Orton Fochabers, Moray, Scotland IV32 7QE. Valu-Trac is an investment adviser registered under the Investment Advisers Act of 1940.

--------------------------------------------------------------------------------------------------------------------
        NAME               POSITION                                    OTHER BUSINESS
                        WITH VALU-TRAC
--------------------------------------------------------------------------------------------------------------------
R. Peter W. Millar   Chief Executive      Chief Executive Officer of Valu-Trac Investment Research Limited
                                          CA Officer
                                          --------------------------------------------------------------------------
                                          Sole Proprietor of Valu-Trac Research, Orton Estate, and Orton Farms
                                          --------------------------------------------------------------------------
                                          Executive Director of Valu-Trac Master Fund SPC, Valu-Trac Strategic Fund
                                          SPC, Valu-Trac Strategic Fund LLC, Valu-Trac Funds PLC, and Spey Fishing
                                          Trust Ltd.
                                          --------------------------------------------------------------------------
                                          Non-Executive Director of Pahlson Moller Ltd. and Gordonstoun Foundation
                                          Ltd.
                                          --------------------------------------------------------------------------
                                          Trustee of R.P.W. Millar 1998 Discretionary Trust
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
        NAME               POSITION                                    OTHER BUSINESS
                        WITH VALU-TRAC
--------------------------------------------------------------------------------------------------------------------
Malcolm G. Strang    Non-Executive        Partner of Turcan Connell, Solicitors
Steel WS             Director             --------------------------------------------------------------------------
                                          Partner of Greenhead Farm
                                          --------------------------------------------------------------------------
                                          Non-Executive Director of Gleneagles Farms, Ltd., Hope Sixteen
                                          (Properties) Ltd., Hope Sixteen (Trustees) Ltd., Logie Enterprises Ltd.,
                                          Princes Exchange (Nominees) Ltd., Princes Exchange (Trustees) Ltd.,
                                          Prospero Trustees, Ltd., Relugas Farms Ltd., TC Nominees (No. 1) Ltd.,
                                          TC Nominees (No. 2), TC Nominees (No. 3) Ltd., TC Nominees (No. 4) Ltd.,
                                          TC Nominees (No. 5) Ltd., Turcan Connell (PEP Nominees) Ltd., Turcan
                                          Connell (Trustees) Ltd. and Valu-Trac Investment Research Ltd.
--------------------------------------------------------------------------------------------------------------------
Anne Laing           Chief Compliance     Executive Director of Valu-Trac Funds PLC
                     Officer
--------------------------------------------------------------------------------------------------------------------

Security Global Investors, LLC ("SGI") serves as the investment sub-adviser for the Trust's Global Market Neutral Fund. The principal address of SGI is 801 Montgomery Street, 2nd Floor, San Francisco, California 94133-5164. SGI is an investment adviser registered under the Investment Advisers Act of 1940.

--------------------------------------------------------------------------------------------------------------------
Name of                   Other Business, Profession, Vocation or Employment
Member/Director/Officer   of Substantial Nature Within Last Two Fiscal Years
--------------------------------------------------------------------------------------------------------------------
Richard M. Goldman        Current:
President                 President, Security Investors, LLC; Senior Vice President, Security Benefit Corporation;
                          President, Chairman, and Director, SBL Fund, Security Equity Fund, Security Large Cap
                          Value Fund, Security Mid Cap Growth Fund, and Security Income Fund
                          One Security Benefit Place
                          Topeka, KS 66636

                          Director, First Security Benefit Life Insurance and Annuity Company of New York
                          800 Westchester Avenue, Suite 641 N.
                          Rye Brook, NY 10573

                          Director, Rydex Financial Services, Inc.; President & CEO, Rydex Holdings, LLC; CEO &
                          Director; PADCO Advisors, Inc. & PADCO Advisors II, Inc.; Director, CEO, and President,
                          Rydex Distributors Inc.; President & Trustee, Rydex Series Funds, Rydex ETF Trust, Rydex
                          Dynamic Funds, Rydex Variable Trust; President, Rydex Advisory Services, LLC
                          9601 Blackwell Rd, Ste 500
                          Rockville, MD 20850

                          Historical:
                          Director, Security Distributors, Inc.
                          One Security Benefit Place
                          Topeka, KS 66636-0001
                          (July 2007-October 2009)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Name of                   Other Business, Profession, Vocation or Employment
Member/Director/Officer   of Substantial Nature Within Last Two Fiscal Years
--------------------------------------------------------------------------------------------------------------------
Amy J. Lee                Current:
Secretary                 Secretary and Chief Compliance Officer, Security Distributors, Inc.; Vice President,
                          Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company
                          & Security Benefit Corporation; Secretary, and Security Financial Resources, Inc.; Vice
                          President and Secretary, Security Equity Fund, Security Large Cap Value Fund, Security Mid
                          Cap Growth Fund, Security Income Fund, SBL Fund; Secretary, Security Investors, LLC
                          One Security Benefit Place
                          Topeka, KS 66636

                          Associate General Counsel, First Security Benefit Life Insurance and Annuity Company of
                          New York
                          800 Westchester Avenue, Suite 641 N.
                          Rye Brook, NY 10573

                          Secretary, Rydex Distributors, Inc. and Rydex Holdings, LLC; Vice President & Assistant
                          Secretary, President, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, Rydex
                          Variable Trust; Vice President and Secretary, Rydex Advisory Services, LLC; President and
                          Secretary, Advisor Research Center, Inc.
                          9601 Blackwell Rd, Ste 500
                          Rockville, MD 20850

                          Historical:
                          Director, Brecek & Young Advisors, Inc.
                          One Security Benefit Place
                          Topeka, KS 66636
                          (August 2004-October 2008)
--------------------------------------------------------------------------------------------------------------------
John F. Frye              Current:
Treasurer                 Senior Vice President, Chief Financial Officer, and Treasurer, Security Benefit Mutual
                          Holding Company, Security Benefit Corporation, Security Benefit Life Insurance Company;
                          Treasurer, Security Financial Resources, Inc. and Security Investors, LLC
                          One Security Benefit Place
                          Topeka, KS 66636

                          Director, Vice President, Chief Financial Officer, and Treasurer, First Security Benefit
                          Life Insurance and Annuity Company of New York
                          800 Westchester Avenue, Suite 641 N.
                          Rye Brook, NY 10573

                          Treasurer, Rydex Holdings, LLC, PADCO Advisors, Inc., PADCO Advisors II, Inc., Rydex
                          Specialized Products, LLC, Rydex Fund Services, Inc., Advisor Research Center, Inc., and
                          Rydex Advisory Services, LLC
                          9601 Blackwell Road, Ste 500
                          Rockville, MD 20850
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Name of                   Other Business, Profession, Vocation or Employment
Member/Director/Officer   of Substantial Nature Within Last Two Fiscal Years
--------------------------------------------------------------------------------------------------------------------
Brenda M. Harwood         Current:
Chief                     Compliance OfficerChief Compliance Officer and Treasurer, Security Equity Fund, Security
                          Large Cap Value Fund, Security Mid Cap Growth Fund, Security Income Fund, and SBL Fund;
                          Vice President and Chief Compliance Officer, Security Investors, LLC
                          One Security Benefit Place
                          Topeka, KS 66636

                          Historical:
                          Vice President, Assistant Treasurer and Director, Security Distributors, Inc.
                          One Security Benefit Place
                          Topeka, KS 66636
                          (ended October 2009)

                          Assistant Vice President, Security Benefit Life Insurance Company
                          One Security Benefit Place
                          Topeka, KS 66636
                          (ended September 2009)
--------------------------------------------------------------------------------------------------------------------
Christopher L. Phalen     Current:
Vice President            Vice President, Security Benefit Corporation, Security Benefit Life Insurance Company,
                          Security Equity Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund,
                          Security Income Fund, SBL Fund, and Security Investors, LLC
                          One Security Benefit Place
                          Topeka, KS 66636

                          Chief Investment Officer, First Security Benefit Life Insurance and Annuity Company
                          of New York
                          800 Westchester Avenue, Suite 641 N.
                          Rye Brook, NY 10573

                          Vice President, PADCO Advisors II, Inc., Rydex Advisory Services, LLC, Rydex Fund
                          Services, Inc.,
                          Rydex Specialized Products, LLC
                          9601 Blackwell Road, Ste 500
                          Rockville, MD 20850
--------------------------------------------------------------------------------------------------------------------
Keith A. Fletcher         Current:
Vice President            Vice President, Rydex Specialized Products, LLC, PADCO Advisors, Inc., PADCO Advisors II,
                          Inc., Rydex Advisory Services, LLC, Rydex Fund Services, Inc., Rydex Series Funds, Rydex
                          ETF Trust, Rydex Dynamic Funds, Rydex Variable Trust, and Advisor Research Center; Vice
                          President & Director, Rydex Distributors, Inc.
                          9601 Blackwell Rd, Ste 500
                          Rockville, MD 20850
--------------------------------------------------------------------------------------------------------------------


Dorsey, Wright & Associates, Inc. ("DWA") serves as the investment sub-adviser for the Trust's DWA Flexible Allocation Fund and DWA Sector Rotation Fund. The principal address of DWA is 9201 Forest Hill Avenue, Suite 100, Richmond, VA 23235. DWA is an investment adviser registered under the Investment Advisers Act of 1940.

--------------------------------------------------------------------------------
        NAME         POSITION WITH DWA                  OTHER BUSINESS
--------------------------------------------------------------------------------
Thomas J. Dorsey     President                          None
--------------------------------------------------------------------------------
Watson H. Wright     Secretary and                      None
                     Treasurer
--------------------------------------------------------------------------------
Tammy F. DeRosier    Executive Vice                     None
                     President
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        NAME         POSITION WITH DWA                  OTHER BUSINESS
--------------------------------------------------------------------------------
Susan L. Morrison    Senior Vice                        None
                     President
--------------------------------------------------------------------------------
James C. Ball        Senior Vice                        None
                     President
--------------------------------------------------------------------------------
Steven T. Raymond    Vice President                     None
--------------------------------------------------------------------------------
Paul L. Keeton       Vice President                     None
--------------------------------------------------------------------------------
Michael J. Moody     Senior Vice                        None
                     President
--------------------------------------------------------------------------------
Harold B. Parker,    Senior Vice                        None
Jr.                  President
--------------------------------------------------------------------------------
John G. Lewis        Vice President                     None
--------------------------------------------------------------------------------

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust's Statement of Additional Information.

ITEM 32.       PRINCIPAL UNDERWRITERS

(a) Rydex Distributors, Inc. serves as the principal underwriter for the Registrant, Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, and Security Mid Cap Growth Fund. Rydex Distributors, Inc. also serves as the co-distributor for SBL Fund.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.

---------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS          POSITIONS AND                       POSITIONS AND
           ADDRESS               OFFICES WITH UNDERWRITER            OFFICES WITH REGISTRANT
---------------------------------------------------------------------------------------------------------
Richard Goldman                 Director, CEO, & President            President and Trustee
---------------------------------------------------------------------------------------------------------
Beth Miller                      Chief Compliance Officer                      None
---------------------------------------------------------------------------------------------------------
Marc Zeitoun                             Director                              None
---------------------------------------------------------------------------------------------------------
Amy Lee                                 Secretary              Vice President & Assistant Secretary
---------------------------------------------------------------------------------------------------------
Keith Fletcher                  Vice President & Director                 Vice President
---------------------------------------------------------------------------------------------------------
Joanna Catalucci                         Director              Secretary & Chief Compliance Officer
---------------------------------------------------------------------------------------------------------
Richard Martinez                    Treasurer & FINOP                          None
---------------------------------------------------------------------------------------------------------

ITEM 33.       LOCATION OF ACCOUNTS AND RECORDS

(a)      With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodian:

                U.S. Bank, National Association
                425 Walnut Street
                Cincinnati, Ohio 45202

(b)/(c)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
         (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's administrator:

                Rydex Fund Services, Inc.
                9601 Blackwell Road
                Suite 500
                Rockville, Maryland 20850

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's adviser, PADCO Advisors II, Inc., and sub-advisers, CLS Investments, LLC (for the CLS AdvisorOne Amerigo, CLS AdvisorOne Berolina and CLS AdvisorOne Clermont Funds), Security Global Investors, LLC (for the Global Market Neutral Fund), and Valu-Trac Investment Management Limited (for the International Opportunity Fund), and Dorsey, Wright & Associates, Inc. (for the DWA Flexible Allocation Fund and the DWA Sector Rotation Fund):

                PADCO Advisors II, Inc.
                9601 Blackwell Road
                Suite 500
                Rockville, Maryland 20850

                CLS Investment Firm, LLC
                4020 South 147th Street
                Omaha, Nebraska 68137

                Valu-Trac Investment Management Limited
                Mains of Orton Fochabers
                Moray, Scotland IV32 7QE

                Security Global Investors, LLC
                801 Montgomery Street
                2nd Floor
                San Francisco, California 94133-5164

                Dorsey Wright & Associates, Inc.
                9201 Forest Hill Avenue, Suite 100
                Richmond, Virginia 23235

ITEM 34.       MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A and B.

ITEM 35. UNDERTAKINGS

1. The Managed Futures Strategy Fund, Long/Short Commodities Strategy Fund, Commodities Strategy Fund and the Multi-Hedge Strategies Fund (the "Funds") undertake they will not use the Managed Futures Strategy CFC, Long/Short Commodities Strategy CFC, Commodities Strategy CFC and Multi-Hedge Strategies CFC (the "Subsidiaries") to evade the provisions of the Investment Company Act of 1940 (the "1940 Act") or the Investment Advisers Act of 1940.

2. The Subsidiaries undertake that the assets of the Subsidiaries will be maintained at all times in the United States and they will be maintained at all times in accordance with the requirements of section 17(f) of the 1940 Act.

3. The Subsidiaries undertake that they will maintain duplicate copies of their books and records at an office located within the United States, and the Securities & Exchange Commission (the "SEC") and its staff will have access to the books and records consistent with the requirements of section 31 of the 1940 Act and the rules thereunder.

4. The Subsidiaries undertake that they will designate an agent in the United States for service of process in any suit, action or proceeding before the SEC or any appropriate court.

5. The Subsidiaries undertake that they will consent to the jurisdiction of the United States courts and the SEC over it.

The Managed Futures Strategy CFC, Long/Short Commodities Strategy CFC, Commodities Strategy CFC and the Multi-Hedge Strategies CFC have duly caused this Registration Statement of Rydex Variable Trust, with respect only to the information that specifically relates to the Managed Futures Strategy CFC, Long/Short Commodities Strategy CFC, Commodities Strategy CFC and the Multi-Hedge Strategies CFC, to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Rockville, State of Maryland on the 22nd day of January, 2010.

MANAGED FUTURES STRATEGY CFC
LONG/SHORT COMMODITIES STRATEGY CFC
COMMODITIES STRATEGY CFC
MULTI-HEDGE STRATEGIES CFC

                                             By:   /s/ Michael P. Byrum
                                                   -----------------------------
                                                      Michael P. Byrum, Director

This Registration Statement of Rydex Variable Trust, with respect only to information that specifically relates to the Managed Futures Strategy CFC, Long/Short Commodities Strategy CFC, Commodities Strategy CFC and the Multi-Hedge Strategies CFC, has been signed below by the following persons in the capacities and on the dates indicated.

Signature                          Title                      Date
---------                          -----                      ----

/s/ Kevin McGovern                 Director           January 22, 2010
---------------------------
Kevin McGovern

/s/ Michael P. Byrum               Director           January 22, 2010
---------------------------
Michael P. Byrum

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 44 to Registration Statement No. 333-57017 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on the 22nd day of January, 2010.

RYDEX VARIABLE TRUST

                                        By:     RICHARD M. GOLDMAN
                                                --------------------------------
                                                Richard M. Goldman
                                                President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 44 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

J. Kenneth Dalton
Member of the Board of Trustees
                                       By:    NICK BONOS
John O. Demaret                               ----------------------------------
Member of the Board of Trustees               Nick Bonos, as Attorney-In-Fact
                                              for the Trustees Whose Names
Patrick T. McCarville                         Appear Opposite
Member of the Board of Trustees
                                       By:    NICK BONOS
Roger Somers                                  ----------------------------------
Member of the Board of Trustees               Nick Bonos, Vice President
                                              and Treasurer
Corey A. Colehour                             (principal financial officer
Member of the Board of Trustees               and principal accounting officer)

Werner E. Keller                       By:    RICHARD M. GOLDMAN
Member of the Board of Trustees               ----------------------------------
                                              Richard M. Goldman, President
Thomas F. Lydon                               and Member of the Board of
Member of the Board of Trustees               Trustees